Quarterly Holdings Report
for
Strategic Advisers® Municipal Bond Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
SAM-NPRT1-1022
1.9903616.101
Municipal Bonds - 62.4%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Alabama State Corrections Institution Fin. Auth. Series 2022 A:
5.25% 7/1/47	2,000,000	2,158,787
5.25% 7/1/52	3,500,000	3,763,142
Auburn Univ. Gen. Fee Rev. Series 2018 A:
5% 6/1/33	205,000	223,956
5% 6/1/43	480,000	512,078
Birmingham Arpt. Auth. Series 2020:
4% 7/1/35 (Build America Mutual Assurance Insured)	60,000	60,157
4% 7/1/36 (Build America Mutual Assurance Insured)	225,000	223,503
4% 7/1/37 (Build America Mutual Assurance Insured)	50,000	49,126
4% 7/1/38 (Build America Mutual Assurance Insured)	335,000	326,854
4% 7/1/39 (Build America Mutual Assurance Insured)	65,000	63,165
4% 7/1/40 (Build America Mutual Assurance Insured)	30,000	29,028
Birmingham Spl. Care Facilities Auth. Rev. Series 2015 1, 5.25% 6/1/25	110,000	109,602
Black Belt Energy Gas District Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	1,830,000	1,842,798
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	1,750,000	1,753,087
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 2.02%, tender 12/1/26 (b)(c)	5,000,000	4,762,144
Series 2018 A, 4%, tender 12/1/23 (b)	1,400,000	1,414,169
Series 2018 B1, 1 month U.S. LIBOR + 0.900% 2.49%, tender 12/1/23 (b)(c)	4,305,000	4,271,803
Series 2021 B, 4%, tender 12/1/26 (b)	1,250,000	1,252,205
Series 2022 B1, 4%, tender 10/1/27 (b)	675,000	674,269
Series 2022 D1, 4%, tender 6/1/27 (b)	1,600,000	1,623,911
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	15,000	15,103
4% 12/1/35	50,000	49,317
4% 12/1/36	65,000	63,488
4% 12/1/37	70,000	67,676
4% 12/1/38	125,000	118,701
4% 12/1/39	95,000	89,607
4% 12/1/41	310,000	288,331
4% 12/1/44	210,000	191,096
4% 12/1/49	125,000	111,288
Hoover Indl. Dev. Board Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (d)	2,225,000	2,312,625
Bonds (United States Steel Corp. Proj.) Series 2020, 6.375%, tender 11/1/30 (b)(d)	195,000	220,732
Huntsville Health Care Auth. Series 2020 B, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	500,000	368,390
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:
5.5% 1/1/28	520,000	330,200
5.5% 1/1/43	405,000	257,175
Series 2008 A, 6.875% 1/1/43	280,000	177,800
Series 2011 A, 7.5% 1/1/47	500,000	317,500
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	375,000	398,835
5% 4/1/26	355,000	385,818
Jefferson County Swr. Rev.:
Series 2013 A:
5.25% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	2,040,000	2,130,297
5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	5,215,000	5,457,283
Series 2013 B:
0% 10/1/26 (Assured Guaranty Muni. Corp. Insured)	250,000	212,672
0% 10/1/29 (Assured Guaranty Muni. Corp. Insured)	350,000	244,233
0% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	505,000	248,035
0% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	960,000	441,621
Series 2013 D:
5% 10/1/23	95,000	97,387
6% 10/1/42	4,615,000	4,976,481
6.5% 10/1/53	2,965,000	3,211,823
Series 2013 F:
0% 10/1/46 (e)	480,000	487,362
0% 10/1/50 (e)	16,845,000	17,101,091
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	1,060,000	1,131,137
Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	6,905,000	6,971,024
Series 2016 A, 5% 9/1/46	1,760,000	1,835,275
Mobile Gen. Oblig. Series 2017 A, 5% 2/15/30	665,000	728,488
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	255,000	254,634
Montgomery Edl. Bldg. Auth. Series 2016 A, 5% 10/1/43	250,000	250,628
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	90,000	90,963
5% 3/1/26	5,000	5,056
5% 3/1/27	5,000	5,030
5% 3/1/28	5,000	5,017
5% 3/1/29	5,000	5,001
5% 3/1/30	5,000	4,965
5% 3/1/33	605,000	583,712
5% 3/1/36	1,340,000	1,242,691
Prichard Wtrwks. & Swr. Board Series 2019, 4% 11/1/49	200,000	124,328
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	14,940,000	15,059,181
Series 2018 A, 4%, tender 4/1/24 (b)	3,110,000	3,146,419
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	75,000	76,062
4% 6/1/30	55,000	55,433
4% 6/1/31	50,000	49,939
Bonds:
(Proj. No. 1) Series 2021 A, 4%, tender 10/1/28 (b)	4,170,000	4,140,348
(Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	4,870,000	4,791,003
Series 2022 B1, 5%, tender 8/1/28 (b)	2,760,000	2,889,493
Stadium Trace Village Impt. District Dev. Series 2021, 3.625% 3/1/36	370,000	295,682
The DCH Health Care Auth. Series 2015, 5% 6/1/33	165,000	169,964
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A:
4.5% 5/1/32 (f)	683,600	624,192
5.25% 5/1/44 (f)	7,190,000	6,556,566
Univ. of North Alabama Rev. Series 2019 B:
5% 11/1/38	320,000	350,054
5% 11/1/39	130,000	141,771
Univ. of South Alabama Univ. Rev. Series 2019 A:
5% 4/1/44	865,000	936,622
5% 4/1/49	525,000	566,030
TOTAL ALABAMA		118,572,459
Alaska - 0.1%
Alaska Hsg. Fin. Corp.:
Series 2019 B:
5% 12/1/37	480,000	526,884
5% 12/1/38	365,000	399,660
5% 12/1/39	240,000	262,273
Series 2021 A:
4% 6/1/26	425,000	444,497
4% 12/1/29	1,080,000	1,150,310
4% 6/1/30	300,000	318,869
5% 6/1/27	180,000	198,210
5% 12/1/27	275,000	305,342
5% 6/1/28	365,000	407,300
5% 12/1/28	1,255,000	1,409,951
5% 6/1/29	940,000	1,056,486
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	655,000	636,686
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2014, 5% 4/1/32	250,000	251,432
(Tanana Chiefs Conference Proj.) Series 2019 A, 4% 10/1/44	500,000	459,614
Alaska Int'l. Arpts. Revs.:
Series 2016 A, 5% 10/1/26	90,000	96,060
Series 2016 B:
5% 10/1/31	95,000	100,854
5% 10/1/33	125,000	132,157
5% 10/1/35	1,630,000	1,718,361
Anchorage Port Rev. Series 2020 A, 5% 12/1/50 (d)	1,375,000	1,436,934
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/34	240,000	239,097
4% 6/1/35	600,000	594,647
4% 6/1/37	685,000	672,974
4% 6/1/40	325,000	314,141
4% 6/1/50	905,000	804,729
5% 6/1/32	270,000	295,483
5% 6/1/33	335,000	365,035
TOTAL ALASKA		14,597,986
Arizona - 1.0%
Paz County Ariz Indl. Dev. Auth. (Charter School Solutions-Harmoney Pub. Schools Proj.) Series 2018 A, 5% 2/15/38	140,000	141,516
Arizona Board of Regents Arizona State Univ. Rev. Series 2015 D:
5% 7/1/41	830,000	872,035
5% 7/1/46	600,000	629,058
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	30,000	32,951
5% 6/1/29	95,000	105,542
5% 6/1/30	80,000	88,560
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.336%, tender 1/1/37 (b)(c)	1,025,000	967,524
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	585,000	606,395
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (f)	1,980,000	2,104,807
Arizona Indl. Dev. Auth. Ed. Rev.:
(Academies of Math & Science Projs.):
Series 2017 A, 5% 7/1/47	315,000	325,026
Series 2018 A:
5% 7/1/38	75,000	78,485
5% 7/1/48	645,000	666,801
5% 7/1/52	260,000	268,158
(American Charter Schools Foundation Proj.) Series 2017, 6% 7/1/47 (f)	250,000	262,161
(BASIS Schools Projs.):
Series 2017 A:
5.125% 7/1/37 (f)	210,000	214,484
5.25% 7/1/47 (f)	160,000	162,425
Series 2017 D:
5% 7/1/37 (f)	145,000	147,729
5% 7/1/47 (f)	235,000	235,884
5% 7/1/51 (f)	710,000	711,158
Series 2017 F:
5% 7/1/37	210,000	220,460
5% 7/1/47	865,000	895,969
5% 7/1/52	635,000	656,314
Series 2017 G:
5% 7/1/37 (f)	35,000	35,659
5% 7/1/47 (f)	35,000	35,132
5% 7/1/51 (f)	65,000	65,106
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (f)	130,000	114,162
4% 7/15/50 (f)	225,000	184,540
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39 (f)	185,000	185,544
5% 7/15/49 (f)	165,000	161,881
(Greathearts Arizona Projs.) Series 2021 A:
3% 7/1/46	250,000	194,871
3% 7/1/52	250,000	184,015
(KIPP Nashville Projs.) Series 2022 A:
5% 7/1/47	700,000	705,700
5% 7/1/57	330,000	326,047
(KIPP NYC Pub. Charter Schools - Macombs Facility Proj.) Series 2021 A, 4% 7/1/61	250,000	200,741
(Leman Academy of Excellence Projs.) Series 2022 A, 4.5% 7/1/54	690,000	609,045
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (f)	420,000	425,325
5.5% 7/1/52 (f)	475,000	480,981
Series 2019, 5% 7/1/49 (f)	610,000	590,698
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	965,000	880,416
5% 2/1/31	85,000	95,584
5% 2/1/32	60,000	66,882
5% 2/1/33	50,000	55,174
5% 2/1/35	295,000	320,963
Series 2021 A:
4% 2/1/38	85,000	83,351
4% 2/1/39	85,000	82,939
5% 2/1/29	990,000	1,105,373
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	25,000	24,506
4% 9/1/38	25,000	24,503
4% 9/1/39	20,000	19,575
4% 9/1/40	25,000	24,432
4% 9/1/46	55,000	50,959
5% 9/1/31	10,000	11,018
5% 9/1/32	15,000	16,419
5% 9/1/33	25,000	27,227
5% 9/1/34	20,000	21,615
Arizona Indl. Dev. Auth. Rev.:
(Lincoln South Beltway Proj.) Series 2020:
5% 2/1/26	600,000	644,641
5% 8/1/27	290,000	319,820
5% 2/1/28	665,000	739,098
5% 8/1/28	570,000	638,123
5% 2/1/30	40,000	45,568
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	60,000	49,949
5% 5/1/43	55,000	43,022
5% 5/1/48	135,000	102,235
5% 5/1/51	135,000	100,507
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (f)	100,000	64,606
Series 2019 B, 5% 1/1/49	100,000	63,193
Arizona Indl. Dev. Auth. Sr. Nat'l. Charter School Revolving Ln. Fund:
Series 2020 A:
4% 11/1/36	230,000	225,147
4% 11/1/38	125,000	120,444
4% 11/1/39	160,000	153,284
4% 11/1/40	170,000	161,667
4% 11/1/45	350,000	321,080
Series 2021 A, 4% 11/1/51	790,000	707,508
Series 2022 A, 4.25% 11/1/52	740,000	690,147
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	250,000	264,289
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	70,000	80,876
5% 7/1/34	70,000	79,175
5% 7/1/35	55,000	62,018
5% 7/1/37	825,000	925,018
5% 7/1/38	1,325,000	1,479,958
5% 7/1/39	100,000	111,259
5% 7/1/40	100,000	110,658
Arizona Trans. Board Hwy. Rev. Series 2015, 5% 7/1/31	1,000,000	1,040,975
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	15,000	14,941
Series 2007, 2.7%, tender 8/14/23 (b)(d)	885,000	881,829
Series 2019, 5%, tender 6/3/24 (b)(d)	9,155,000	9,451,401
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	555,000	551,408
Gilbert Wtr. Resources Municpal Property Series 2022, 5% 7/15/33	800,000	941,536
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	305,000	336,061
5% 7/1/31	455,000	499,608
Glendale Indl. dev auth Sr Living Facilities Rev.:
(Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	845,000	793,973
Series 2019 A:
5% 11/15/42	640,000	666,197
5% 11/15/48	850,000	881,108
Glendale Indl. Dev. Auth.:
(Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	45,000	41,696
5% 7/1/48	50,000	43,768
Series 2019 A, 3% 7/1/35 (d)	415,000	380,948
Series 2021 A, 2.125% 7/1/33 (d)	270,000	214,908
Goodyear Wtr. & Swr. Rev. Series 2020, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	550,000	536,132
Maricopa County Indl. Dev. Auth.:
(Choice Academies, Inc. Proj.) Series 2022, 5.75% 9/1/45 (f)	1,245,000	1,237,146
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	575,000	605,490
(Great Hearts Arizona Projs.) Series 2017 A, 5% 7/1/52	240,000	247,738
(Greathearts Arizona Projs.) Series 2017 C:
5% 7/1/37	70,000	73,361
5% 7/1/48	145,000	149,998
(Legacy Traditional Schools Proj.):
Series 2019 A:
4% 7/1/34	35,000	34,262
5% 7/1/39	230,000	240,456
5% 7/1/49	430,000	443,195
5% 7/1/54	145,000	149,015
Series 2019 B:
5% 7/1/39 (f)	180,000	182,902
5% 7/1/49 (f)	95,000	95,375
5% 7/1/54 (f)	435,000	432,909
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	40,000	41,780
Series 2021 A, 4% 9/1/51	705,000	645,448
Maricopa County Indl. Dev. Auth. Rev. (Commercial Metals Co. Proj.) Series 2022, 4% 10/15/47 (d)(f)	1,120,000	970,838
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	30,000	30,749
Series 2016:
5.75% 1/1/36 (f)	595,000	483,034
6% 1/1/48 (f)	1,430,000	1,069,683
Maricopa County Mesa Unified School District # 4 Series 2022 E, 5% 7/1/28	250,000	283,764
Maricopa County Poll. Cont. Rev.:
(El Paso Elec. Co. Palo Verde Proj.) Series 2009 A, 3.6% 2/1/40	400,000	351,504
(Palo Verde Proj.) Series 2009 B, 3.6% 4/1/40	250,000	219,502
Bonds Series 2010 B, 0.875%, tender 10/1/26 (b)	165,000	145,783
Series 2012 A, 4.5% 8/1/42	455,000	454,972
Maricopa County Rev. Series 2016 A:
5% 1/1/33	730,000	779,613
5% 1/1/38	640,000	672,936
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	150,000	163,726
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	65,000	72,179
5% 7/1/30	85,000	93,899
5% 7/1/31	45,000	49,540
5% 7/1/32	180,000	197,562
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	500,000	519,941
Navajo Nation Arizona Series 2015 A, 5.5% 12/1/30 (f)	1,260,000	1,343,826
Peoria Indl. Dev. Auth. Rev. (Sierra Winds Life Care Cmnty. Proj.) Series 2014 A:
5.5% 11/15/34	520,000	454,314
5.75% 11/15/40	845,000	714,875
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	135,000	143,613
5% 7/1/36 (d)	210,000	220,893
5% 7/1/37 (d)	160,000	167,826
5% 7/1/47 (d)	885,000	914,338
Series 2017 B:
5% 7/1/29	305,000	336,345
5% 7/1/30	225,000	247,351
5% 7/1/33	425,000	461,548
5% 7/1/34	110,000	119,110
5% 7/1/35	110,000	118,637
5% 7/1/36	485,000	521,226
5% 7/1/37	305,000	326,435
Series 2018:
5% 7/1/37 (d)	740,000	776,589
5% 7/1/38 (d)	740,000	774,906
Series 2019 A, 5% 7/1/44	425,000	450,780
Series 2019 B:
5% 7/1/35 (d)	1,730,000	1,834,510
5% 7/1/44 (d)	425,000	440,990
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	60,000	67,018
5% 7/1/32	75,000	82,617
5% 7/1/36	35,000	37,804
5% 7/1/37	1,415,000	1,525,183
5% 7/1/38	45,000	48,383
5% 7/1/39	30,000	32,173
5% 7/1/45	2,700,000	2,855,083
Phoenix Civic Impt. Corp. District Rev.:
(Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	280,000	340,656
Series 2005 B:
5.5% 7/1/29	1,165,000	1,354,189
5.5% 7/1/30	1,070,000	1,256,475
5.5% 7/1/33	175,000	209,461
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2020 A, 5% 7/1/44	1,185,000	1,288,318
Series 2021 A:
4% 7/1/40	405,000	405,854
4% 7/1/41	775,000	764,415
5% 7/1/45	2,095,000	2,290,414
Phoenix Gen. Oblig. Series 2016, 5% 7/1/26	310,000	339,270
Phoenix IDA Student Hsg. Rev.:
(Downton Phoenix Student Hsg., LLC - Arizona State Univ. Proj.) Series 2018 A:
5% 7/1/30	30,000	31,149
5% 7/1/31	110,000	113,698
5% 7/1/37	105,000	106,691
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	225,000	226,018
5% 7/1/49	365,000	364,439
5% 7/1/54	585,000	579,436
5% 7/1/59	475,000	466,019
Series 2018 A:
(Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,085,000	1,092,560
5% 7/1/33	60,000	61,520
Phoenix Indl. Dev. Auth. (Provident Group - Falcon Properties LLC, Proj.):
Series 2022 A:
4% 12/1/41 (f)	510,000	409,193
4% 12/1/51 (f)	1,695,000	1,248,135
Series 2022 B:
4.15% 12/1/57 (f)	635,000	457,563
5.75% 12/15/57 (f)	745,000	570,556
Phoenix Indl. Dev. Auth. Rev.:
(BASIS Schools Projs.) Series 2016 A, 5% 7/1/35 (f)	25,000	25,374
(Basis Schools Projs.) Series 2016 A, 5% 7/1/46 (f)	320,000	321,318
(BASIS Schools, Inc. Projs. Series 2015 A:
5% 7/1/35 (f)	100,000	101,495
5% 7/1/45 (f)	120,000	120,557
(Legacy Traditional School Projs.) Series 2015:
5% 7/1/35 (f)	175,000	176,827
5% 7/1/45 (f)	195,000	195,650
(Legacy Traditional Schools Projs.) Series 2016 A, 5% 7/1/46 (f)	130,000	130,440
Series 2016 A:
5% 7/1/36	145,000	147,117
5% 7/1/41	115,000	116,005
5% 7/1/46	505,000	507,334
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.25%, tender 12/1/35 (b)(d)	9,175,000	9,154,601
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.):
Series 2021:
4% 6/15/41 (f)	50,000	42,323
4% 6/15/51 (f)	75,000	59,012
4% 6/15/57 (f)	65,000	49,304
Series 2022:
4% 6/15/41 (f)	1,010,000	854,927
4% 6/15/51 (f)	550,000	432,754
4% 6/15/57 (f)	1,225,000	929,188
Series 2015, 5.625% 6/15/45 (f)	250,000	253,801
Pinal County Indl. Dev. Auth. Series 2021 B, 5.5% 10/1/33 (d)(f)	400,000	379,001
Queen Creek Excise Tax & State Shared Rev. Series 2018 A:
5% 8/1/42	395,000	429,862
5% 8/1/47	480,000	519,143
Saddle Mountain Unified School District No. 90 Series 2020, 4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	832,463
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	1,705,000	1,837,481
Series 2017 A, 5% 1/1/30	735,000	823,041
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	500,000	534,490
5.25% 12/1/28	2,890,000	3,131,084
Series 2007:
5% 12/1/37	410,000	432,477
5.25% 12/1/23	140,000	143,229
5.5% 12/1/29	1,080,000	1,191,443
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	325,000	300,932
5% 12/1/54	365,000	334,478
Series 2021 A, 4% 12/1/46	350,000	275,011
(Friendship Village of Temple Proj.) Series 2021 A, 4% 12/1/38	210,000	178,652
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (f)	435,000	408,103
Town of Carefree Utils. Cmnty. Facilities District Wtr. Sys. Rev. Series 2021, 4% 7/1/46	160,000	151,931
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A2, 2.2%, tender 6/3/24 (b)(d)	455,000	446,534
TOTAL ARIZONA		109,481,688
Arkansas - 0.2%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (d)(f)	2,350,000	2,154,171
Series 2020 A, 4.75% 9/1/49 (d)(f)	1,805,000	1,720,556
Arkansas Dev. Fin. Auth.:
(Lisa Academy Proj.) Series 2018 A, 4.5% 7/1/39	5,000	5,007
(Liza Academy Proj.) Series 2018 A, 4% 7/1/28	45,000	45,089
Series 2018 A, 4.5% 7/1/33	90,000	90,294
Arkansas Dev. Fin. Auth. Health Care Rev.:
Bonds Series 2020 B2, 5%, tender 9/1/27 (b)	260,000	278,894
Series 2019, 5% 12/1/47	1,665,000	1,707,327
Series 2020 B1:
5% 9/1/26	950,000	1,010,908
5% 9/1/27	1,000,000	1,076,005
5% 9/1/28	430,000	466,219
5% 9/1/29	365,000	397,658
5% 9/1/36	185,000	192,818
5% 9/1/38	280,000	289,095
5% 9/1/40	110,000	112,614
Series 2021 B1:
5% 9/1/37	125,000	129,680
5% 9/1/39	100,000	102,814
Arkansas Dev. Fin. Auth. Health Rev. (CARTI Surgery Ctr. Proj.) Series 2021 B:
3% 7/1/32	35,000	29,686
3.125% 7/1/36	100,000	79,548
4% 7/1/52	165,000	127,648
4.25% 7/1/41	35,000	30,297
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	220,000	224,323
Series 2015 B:
5% 2/1/23	180,000	181,637
5% 2/1/24	235,000	241,817
Series 2015 C, 5% 2/1/35	170,000	173,341
Series 2017, 5% 2/1/38	355,000	367,368
Series 2019, 4% 2/1/42	250,000	226,220
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. Series 2006, 0% 7/1/46 (AMBAC Insured)	1,065,000	333,355
Arkansas Dev. Fing. Auth. Envir. Impt. Rev. Series 2022, 5.45% 9/1/52 (d)(f)(g)(h)	1,000,000	985,468
Little Rock School District Series 2021 A:
3% 2/1/46	2,750,000	2,127,975
3% 2/1/50	980,000	735,710
3% 2/1/51	1,300,000	968,920
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/42	320,000	324,644
Springdale Pub. Facilities Board Hosp. Rev. (Arkansas Children's Northwest Proj.) Series 2016, 5% 3/1/34	250,000	260,220
TOTAL ARKANSAS		17,197,326
California - 5.9%
ABAG Fin. Auth. for Nonprofit Corporations Rev. Series 2014 A, 5% 8/1/43	1,520,000	1,544,820
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	398,074
Alameda Corridor Trans. Auth. Rev.:
Series 2016 B:
5% 10/1/34	1,625,000	1,701,642
5% 10/1/37	540,000	562,840
Series 2022 C, 5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,687,671
Alta Loma School District:
Series 2019 B, 5% 8/1/44	500,000	535,763
Series 2020 C, 4% 8/1/45	500,000	496,367
Anaheim Pub. Fing. Auth. Lease Rev. Series 2014 A:
5% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	420,000	437,826
5% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	325,000	338,794
5% 5/1/46 (Pre-Refunded to 5/1/24 @ 100)	2,170,000	2,262,100
Antelope Valley Cmnty. College District Series 2017 A, 4.5% 8/1/38 (Pre-Refunded to 2/15/27 @ 100)	1,175,000	1,280,682
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2001 A, 2.92%, tender 4/1/27 (b)	6,505,000	6,564,056
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 1.95%, tender 4/1/24 (b)(c)	885,000	880,415
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2021 A, 4%, tender 12/1/27 (b)	4,260,000	4,339,971
Series 2021 B1, 4%, tender 8/1/31 (b)	2,670,000	2,693,235
Series 2022 A1, 4%, tender 8/1/28 (b)	1,860,000	1,892,191
California Cmnty. College Fin. Auth. Series 2016 C:
5% 6/1/25 (Escrowed to Maturity)	845,000	905,270
5% 6/1/26 (Escrowed to Maturity)	885,000	967,840
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2019 A, 5% 8/1/49 (f)	1,575,000	1,479,695
Series 2020 A, 5% 8/1/50 (f)	250,000	232,932
Series 2021 A:
4% 2/1/56 (f)	1,190,000	953,754
4% 2/1/56 (f)	3,025,000	2,408,461
Series 2021 A1:
4% 2/1/56 (f)	500,000	444,361
4% 2/1/56 (f)	1,835,000	1,630,807
Series 2021 A2, 4% 2/1/50 (f)	2,665,000	2,147,314
California Cmnty. Hsg. Agcy. Workf Series 2019 A, 5% 4/1/49 (f)	300,000	277,979
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/35	40,000	40,306
4% 6/1/37	65,000	65,133
4% 6/1/38	25,000	24,955
4% 6/1/39	35,000	34,771
5% 6/1/32	25,000	27,307
California Edl. Facilities Auth. Rev.:
Series 2017 A, 5% 4/1/47	240,000	252,691
Series 2018 A, 5% 10/1/42	85,000	91,241
Series T1, 5% 3/15/39	1,890,000	2,221,219
Series V1, 5% 5/1/49	1,955,000	2,315,722
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	20,000	20,051
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,955,000	2,373,056
Series 2013:
5% 9/1/31	1,775,000	1,820,736
5% 4/1/37	605,000	613,489
Series 2014, 5% 10/1/39	1,045,000	1,093,775
Series 2015, 5% 3/1/30	605,000	642,270
Series 2016:
5% 8/1/27	305,000	334,268
5% 8/1/29	1,065,000	1,165,337
5% 9/1/29	270,000	295,904
5% 9/1/34	1,920,000	2,079,522
Series 2017:
5% 11/1/27	1,415,000	1,590,871
5% 11/1/29	150,000	168,000
5% 8/1/30	1,740,000	1,937,972
5% 8/1/46	1,000,000	1,063,770
Series 2018:
5% 8/1/30	1,300,000	1,475,083
5% 10/1/47	265,000	280,433
5.25% 10/1/39	750,000	805,658
Series 2019:
3% 10/1/36	2,860,000	2,638,374
4% 10/1/36	1,550,000	1,596,355
4% 10/1/37	1,355,000	1,390,846
5% 4/1/31	675,000	797,656
5% 4/1/32	170,000	201,582
5% 10/1/32	435,000	499,303
5% 4/1/45	2,075,000	2,257,903
Series 2020:
4% 3/1/36	4,000,000	4,131,080
4% 11/1/37	4,765,000	4,902,288
4% 3/1/46	2,500,000	2,473,309
4% 3/1/46	965,000	954,697
Series 2021 A, 5% 10/1/31	500,000	593,656
Series 2021:
4% 10/1/41	1,665,000	1,675,105
5% 10/1/22	4,245,000	4,254,716
5% 12/1/28	2,135,000	2,444,627
5% 12/1/29	480,000	557,573
5% 12/1/30	105,000	123,666
5% 12/1/31	5,000	5,436
5% 9/1/32	635,000	745,639
5% 10/1/32	500,000	587,536
5% 12/1/32	370,000	401,698
5% 12/1/34	285,000	307,163
5% 12/1/35	885,000	1,007,576
5% 12/1/36	1,325,000	1,503,982
5% 9/1/41	4,830,000	5,399,098
5% 10/1/41	1,145,000	1,274,508
Series 2022:
5% 4/1/31	500,000	590,856
5% 4/1/35	155,000	179,791
5% 4/1/35	635,000	708,426
5% 4/1/42	2,770,000	3,100,319
5% 4/1/42	3,295,000	3,559,387
5% 4/1/47	8,545,000	9,475,717
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2017 A, 5%, tender 11/1/22 (b)	555,000	557,555
Series 2012 A, 5% 10/1/33	810,000	811,188
Series 2015:
5% 11/15/28	250,000	269,140
5% 11/15/32	55,000	58,973
5% 11/15/33	480,000	513,995
Series 2016 A:
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	1,000,000	1,080,994
5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	540,000	583,737
Series 2017 A, 5% 11/15/56	360,000	379,449
Series 2017 A2, 5% 11/1/47	1,320,000	1,500,241
Series 2018 A:
5% 11/15/35	440,000	473,223
5% 11/15/38	240,000	256,133
Series 2019, 5% 11/15/49	3,115,000	3,184,287
Series 2020 A:
4% 4/1/37	885,000	865,005
4% 4/1/38	355,000	344,889
4% 4/1/49	1,960,000	1,799,595
Series 2021 A:
3% 8/15/51	500,000	398,911
4% 8/15/48	7,625,000	7,417,226
5% 8/15/51	4,830,000	5,227,052
Series 2022 A:
4% 5/15/46	2,950,000	2,861,462
4% 5/15/51	1,500,000	1,406,626
Series A, 5% 8/15/47	250,000	256,352
California Hsg. Fin. Agcy.:
Series 2019 A:
4% 3/20/33	1,067,584	1,058,236
4.25% 1/15/35	711,817	713,790
Series 2021 1:
0.796% 11/20/35 (b)	14,854,253	856,725
3.5% 11/20/35	609,205	567,416
Series 2021 3, 0.764% 8/20/36	5,307,540	333,402
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	3,085,000	3,303,061
5% 8/1/49	960,000	1,022,071
California Infrastructure & Econ. Dev. Bank Series 2022 B:
5% 11/1/47	325,000	347,244
5% 11/1/57	275,000	289,352
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(f)	4,220,000	4,171,885
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,695,000	1,490,218
Series 2017, 5% 5/15/42	1,205,000	1,306,575
California Muni. Fin. Auth.:
(United Airlines, Inc. Los Angeles Int'l. Arpt. proj.) Series 2019, 4% 7/15/29 (d)	1,090,000	1,078,323
Series 2018 A, 5% 6/1/48	1,685,000	1,808,857
Series 2021 A, 4% 11/1/36 (f)	410,000	384,896
California Muni. Fin. Auth. Mobile Home Park Sr. Rev.:
(Caritas Affordable Hsg., Inc. Proj.) Series 2014 A, 5.25% 8/15/39	205,000	209,393
(Caritas Affordable Hsg., Inc. Projs.) Series 2014 A, 5.25% 8/15/49	570,000	579,464
California Muni. Fin. Auth. Rev.:
(Channing House Proj.) Series 2017 B, 5% 5/15/47	320,000	339,691
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (d)	1,260,000	1,299,609
5% 12/31/43 (d)	9,935,000	10,121,536
5% 12/31/47 (d)	4,110,000	4,169,311
Series 2015, 5.5% 11/1/45 (f)	250,000	260,573
Series 2016 A, 5% 11/1/46 (f)	250,000	256,784
Series 2017 A:
5% 2/1/42	995,000	1,048,347
5% 7/1/42	65,000	66,756
5.25% 11/1/36	355,000	369,565
5.25% 11/1/41	1,040,000	1,067,484
5.25% 11/1/47	50,000	50,832
Series 2018 B, 5% 6/1/48 (d)	480,000	486,594
Series 2019, 5% 8/1/39 (f)	455,000	450,948
Series 2021 A:
4% 2/1/41	500,000	484,474
4% 2/1/51	640,000	594,482
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(d)	910,000	842,269
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, LLC - Orchard Park Student Hsg. Proj.) Series 2021, 3% 5/15/54 (Build America Mutual Assurance Insured)	250,000	185,172
(CHF-David II, LLC - Orchard Park Student Hsg. Proj.) Series 2021:
4% 5/15/33 (Build America Mutual Assurance Insured)	60,000	60,435
4% 5/15/37 (Build America Mutual Assurance Insured)	140,000	138,479
4% 5/15/38 (Build America Mutual Assurance Insured)	80,000	78,698
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	170,000	177,254
5% 5/15/35	120,000	124,921
5% 5/15/36	215,000	223,460
5% 5/15/38	170,000	175,940
5% 5/15/39	75,000	77,497
5% 5/15/43	225,000	231,138
5% 5/15/48	500,000	510,653
5% 5/15/51	500,000	509,842
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	420,000	429,914
5% 5/15/52	350,000	357,616
Series 2018:
5% 5/15/36	750,000	786,221
5% 5/15/39	1,100,000	1,145,365
5% 5/15/43	1,100,000	1,137,380
California Poll. Cont. Fing. Auth. Series 2019:
5% 7/1/29 (f)	480,000	506,764
5% 7/1/39 (f)	1,760,000	1,771,265
5% 11/21/45 (f)	1,930,000	1,901,178
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2010 A, 2.25%, tender 11/1/22 (b)(d)(f)	1,550,000	1,546,554
Series 2017 A2, 2%, tender 10/15/22 (b)(d)(f)	5,800,000	5,788,652
(Waste Mgmt., Inc. Proj.) Series 2003 A, 2.5%, tender 5/1/24 (b)(d)	810,000	801,513
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (f)	660,000	600,081
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (f)	495,000	451,953
Series 2021 A:
5% 11/15/36 (f)	190,000	184,716
5% 11/15/46 (f)	105,000	96,958
Series 2021 B3, 2.125% 11/15/27 (f)	805,000	744,752
California Pub. Fin. Auth. Rev.:
Series 2017:
5% 10/15/33	55,000	57,214
5% 10/15/37	105,000	108,549
5% 10/15/47	105,000	107,255
Series 2021 A:
4% 10/15/26	85,000	86,821
4% 10/15/27	85,000	86,885
4% 10/15/28	75,000	76,502
Series 2022 A, 4% 7/15/51	1,500,000	1,439,613
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 A:
5% 2/1/31	1,675,000	1,960,951
5% 2/1/32	1,720,000	2,030,188
Series 2021 B, 4% 5/1/38	295,000	298,211
Series 2022 C:
5% 8/1/29 (g)	70,000	80,085
5% 8/1/30 (g)	35,000	40,456
5% 8/1/31 (g)	450,000	523,933
5% 8/1/32 (g)	130,000	150,372
5% 8/1/33 (g)	65,000	74,610
5% 8/1/34 (g)	840,000	956,022
5% 8/1/35 (g)	760,000	860,600
Series 2013 A, 5% 3/1/38	665,000	672,781
Series 2013 I, 5% 11/1/38	1,960,000	2,012,199
Series 2014 A, 5% 9/1/33	1,975,000	2,067,985
Series 2014 B, 5% 10/1/34	1,505,000	1,577,116
Series 2022 A:
5% 8/1/29	1,065,000	1,227,969
5% 8/1/30	1,920,000	2,238,225
California School Facilities Fing. Auth. Series 2009 A, 0% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	119,649
California School Fin. Auth. Charter School Rev.:
Series 2016:
5% 8/1/41 (f)	470,000	476,916
5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (f)	50,000	53,628
Series 2021 A:
4% 8/1/51 (f)	150,000	128,148
4% 6/1/61 (f)	250,000	186,333
4% 6/1/61 (f)	250,000	193,061
4% 8/1/61 (f)	240,000	196,101
Series 2022 A, 5% 7/1/52 (f)	2,045,000	1,950,466
Series 2022 B, 5% 7/1/42 (f)	2,125,000	2,072,647
California School Fin. Auth. College (NCCD-Santa Rosa Properties LLC, Sonoma County Jr. College District Proj.) Series 2021 A, 2.75% 11/1/60 (f)	300,000	164,371
California School Fin. Auth. School Facility Rev.:
(Alliance for College-Ready Pub. Schools Proj.) Series 2015 A:
4% 7/1/24 (f)	115,000	116,806
4% 7/1/25 (f)	120,000	122,688
(Alliance for College-Ready Pub. Schools) Series 2015 A, 5% 7/1/30 (f)	105,000	109,012
(KIPP SoCal Projs.) Series 2020 A, 4% 7/1/50 (f)	735,000	629,739
Series 2015 A, 5% 7/1/45 (f)	285,000	288,664
Series 2019, 5% 7/1/49 (f)	750,000	754,813
California State Univ. Rev.:
Series 2016 A, 4% 11/1/45	360,000	348,729
Series 2019 A, 5% 11/1/44	2,600,000	2,854,402
Series 2020 C, 4% 11/1/45	750,000	726,518
California Statewide Cmntys. Dev. Auth.:
(NCCD-Hooper Street LLC-California College of the Arts Proj.) Series 2019:
5% 7/1/29 (f)	130,000	128,953
5.25% 7/1/39 (f)	100,000	95,998
5.25% 7/1/49 (f)	380,000	349,771
5.25% 7/1/52 (f)	165,000	150,445
Series 2013 A, 5.75% 1/15/45 (f)	2,845,000	2,852,040
Series 2016:
5% 5/15/25	55,000	56,978
5% 5/15/26	55,000	57,438
5% 5/15/27	55,000	57,450
5% 5/15/28	55,000	57,508
5% 5/15/32	70,000	72,310
5% 5/15/33	85,000	87,569
5% 5/15/40	55,000	56,320
Series 2017, 5% 5/15/47	1,180,000	1,206,686
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/43	250,000	256,596
California Statewide Cmntys. Dev. Auth. Rev.:
(899 Charleston Proj.) Series 2014 A, 5.375% 11/1/49 (f)	490,000	459,744
(Viamonte Sr. Living 1 Proj.) Series 2018 A, 3.5% 7/1/34	165,000	163,827
Series 2014 A:
5.25% 12/1/34	135,000	138,209
5.25% 12/1/44	560,000	569,126
5.5% 12/1/54	2,920,000	2,983,207
Series 2014 B, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	860,000	901,538
Series 2014, 6.375% 11/1/43 (f)	300,000	308,695
Series 2015 A, 5% 10/1/45	615,000	630,509
Series 2015, 5% 2/1/45	640,000	530,019
Series 2016 A:
5% 12/1/27 (f)	420,000	436,263
5% 12/1/46 (f)	2,030,000	1,976,747
5% 8/15/51	710,000	733,270
5.25% 12/1/56 (f)	2,245,000	2,246,833
Series 2017 A:
3.5% 11/1/27 (f)	835,000	822,554
5% 11/1/32 (f)	100,000	104,999
5% 11/1/41 (f)	200,000	207,818
Series 2018 A:
5% 3/1/34	210,000	222,333
5% 3/1/35	315,000	332,670
5.25% 12/1/48 (f)	250,000	250,928
5.5% 12/1/58 (f)	5,475,000	5,538,093
Series 2019 B:
4% 9/2/29	450,000	453,794
5% 9/2/34	150,000	161,171
5% 9/2/39	140,000	148,775
5% 9/2/44	145,000	151,291
5% 9/2/49	70,000	72,752
Series 2021 A:
4% 9/2/28	35,000	34,826
4% 9/2/29	40,000	39,602
4% 9/2/30	45,000	44,394
4% 9/2/31	35,000	34,253
4% 9/2/41	230,000	204,058
4% 9/2/51	140,000	116,730
Series 2021 B:
4% 9/2/41	640,000	578,540
4% 9/2/51	755,000	648,000
Series 2021 C1:
4% 9/2/31	90,000	88,012
4% 9/2/41	465,000	421,427
4% 9/2/51	110,000	93,807
Series 2022 A1, 5% 9/2/52	1,525,000	1,498,661
Series 2022 B, 5% 9/2/52 (g)	500,000	482,447
California Statewide Fing. Auth.:
Series 2002 A, 6% 5/1/43	210,000	213,721
Series 2006 C, 0% 6/1/55 (f)	3,000,000	191,687
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	80,000	84,625
Chino Valley Unified School District Series 2020 B, 3.375% 8/1/50	1,000,000	826,064
CMFA Spl. Fin. Agcy. Essential Hsg. Rev.:
Series 2020 A1, 4% 8/1/56 (f)	655,000	581,660
Series 2021, 4% 8/1/45 (f)	840,000	655,852
CMFA Spl. Fin. Agcy. VII Essential Hsg. Rev. Series 2021 A2, 4% 8/1/47 (f)	2,020,000	1,548,266
CMFA Spl. Fin. Agcy. XII:
Series 2022 A1, 3.25% 2/1/57 (f)	240,000	175,398
Series 2022 A2, 4.375% 8/1/49 (f)	455,000	358,375
Coachella Valley Unified School District Series 2016 F, 5% 8/1/46	1,500,000	1,583,225
Coast Cmnty. College District Series 2017 D, 4.5% 8/1/39 (Pre-Refunded to 8/1/27 @ 100)	1,000,000	1,098,472
College of the Sequoias Cmnty. College District Series 2021 E, 3% 8/1/51	455,000	345,665
Compton Unified School District Series 2019 B, 0% 6/1/39	250,000	126,988
Corona-Norco Unified School District Series 2019 C, 4% 8/1/49	800,000	750,457
Cotati-Rohnert Park Unified School District Series 2018 C, 5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	250,000	265,362
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2020 A, 5% 7/1/51 (f)	1,995,425	1,876,503
Series 2021 A, 4% 8/1/56 (f)	500,000	408,318
Series 2021 A1, 2.65% 12/1/46 (f)	1,945,000	1,509,129
Series 2021 A2:
3.125% 8/1/56 (f)	450,000	331,000
4% 7/1/56 (f)	1,184,888	925,259
4% 9/1/56 (f)	1,050,000	857,327
4% 10/1/56 (f)	5,530,000	4,423,954
4% 6/1/58 (f)	250,000	206,389
Series 2021 B, 4% 3/1/57 (f)	1,415,000	1,058,800
Eastern Muni. Wtr. District Fing. Auth. Series 2017 D, 5% 7/1/47	3,845,000	4,142,930
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	1,450,000	765,400
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	750,000	793,392
Escondido Union High School District:
Series 2008 A, 0% 8/1/33 (Assured Guaranty Corp. Insured)	590,000	396,020
Series 2009 A:
0% 8/1/30 (Assured Guaranty Corp. Insured)	960,000	739,602
0% 8/1/31 (Assured Guaranty Corp. Insured)	855,000	629,705
Evergreen School District Gen. Oblig. Series 2016, 4% 8/1/41	600,000	588,521
Firebaugh Las Deltas Unified School District Series 2017 A, 5.25% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	538,833
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	162,243
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/34 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	2,975,781
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 2013 B2, 3.5% 1/15/53 (b)	500,000	429,992
Series 2014 B2, 3.5% 1/15/53 (b)	300,000	249,139
Series 2021 A, 4% 1/15/46	4,195,000	3,945,043
Series 2021 C, 4% 1/15/43	786,000	724,289
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	2,115,000	2,262,936
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	875,000	936,203
Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	65,000	72,744
Series 2021 B1, 3.85% 6/1/50	5,390,000	4,881,637
Series 2021 B2, 0% 6/1/66	63,035,000	7,422,876
Grossmont-Cuyamaca Cmnty. College District Series 2018 B, 4% 8/1/47	935,000	894,625
Hastings Campus Hsg. Fin. Auth.:
Series 2020 A:
5% 7/1/45 (f)	1,450,000	1,430,471
5% 7/1/61 (f)	3,230,000	3,070,916
Series 2020 B, 0% 7/1/61 (e)(f)	2,605,000	1,097,879
Indio Pub. Fing. Auth. Lease Rev. Series 2022 A, 4.5% 11/1/52	1,115,000	1,119,856
Inland Empire Tobacco Securitization Auth. Series 2007:
0% 6/1/57	6,030,000	414,058
0% 6/1/57 (f)	17,305,000	982,346
0% 6/1/57 (f)	11,325,000	538,691
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	45,000	45,269
Series 2012, 4% 9/2/28	60,000	60,333
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	775,000	808,961
Jurupa Unified School District Series 2019 C, 5.25% 8/1/43	800,000	880,870
Kern Cmnty. College District Gen. Oblig.:
Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	600,000	494,440
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	460,757
Series 2020, 3% 8/1/46	800,000	628,915
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2022 A, 5% 8/15/47 (g)	2,500,000	2,574,407
Live Oak School District Ctfs. of Prtn. (2016 Rfdg. and School Fing. Projs.) Series 2016, 5% 8/1/39 (Assured Guaranty Muni. Corp. Insured)	500,000	530,280
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	30,000	34,589
5% 6/1/34	25,000	28,444
5% 6/1/35	20,000	22,676
5% 6/1/36	50,000	56,321
5% 6/1/37	45,000	50,300
5% 6/1/38	65,000	72,130
5% 6/1/39	30,000	33,202
Series 2022 B:
5% 6/1/33	30,000	34,589
5% 6/1/34	25,000	28,444
5% 6/1/35	20,000	22,676
5% 6/1/36	20,000	22,528
5% 6/1/37	30,000	33,534
5% 6/1/38	20,000	22,194
5% 6/1/39	35,000	38,736
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/29	600,000	644,167
5.5% 11/15/37	900,000	1,002,617
Long Beach Hbr. Rev. Series 2019 A, 5% 5/15/39	480,000	532,163
Long Beach Marina Rev. (Alamitos Bay Marina Proj.) Series 2015:
5% 5/15/35	100,000	102,543
5% 5/15/40	540,000	549,364
Long Beach Unified School District Series 2009, 5.5% 8/1/29	20,000	20,049
Los Angeles Cmnty. College District Series 2015 C, 5% 8/1/25	305,000	328,916
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A:
5% 7/1/38	1,445,000	1,600,792
5% 7/1/39	965,000	1,067,179
Series 2019 B:
5% 7/1/34	240,000	268,104
5% 7/1/36	1,205,000	1,340,967
Series 2021 A, 4% 6/1/36	1,500,000	1,579,122
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Lacma Bldg. for the Permanent Collection Proj.) Series 2020 A:
4% 12/1/37	1,690,000	1,723,429
4% 12/1/38	620,000	628,170
4% 12/1/39	1,010,000	1,019,445
4% 12/1/40	1,095,000	1,098,703
4% 12/1/43	670,000	664,519
(Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	825,000	862,774
Series 2015 A, 5% 12/1/39	1,715,000	1,785,916
Series 2019 E1:
5% 12/1/44	425,000	469,303
5% 12/1/49	500,000	548,534
Los Angeles County Reg'l. Fin. Auth.:
(MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	175,000	175,727
Series 2014 E, 5% 11/15/34	100,000	100,463
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 5% 5/15/41 (d)	2,600,000	2,700,802
Series 2018 A:
5% 5/15/34 (d)	95,000	100,693
5% 5/15/36 (d)	175,000	184,758
5% 5/15/37 (d)	215,000	226,429
5% 5/15/44 (d)	765,000	792,711
5.25% 5/15/38 (d)	375,000	398,833
Series 2018 C, 5% 5/15/44 (d)	2,065,000	2,140,755
Series 2019 D, 5% 5/15/39 (d)	725,000	763,385
Series 2019 E:
5% 5/15/36	250,000	272,788
5% 5/15/49	1,050,000	1,114,064
Series 2020 A, 5% 5/15/40	800,000	874,665
Series 2020 C:
5% 5/15/37 (d)	770,000	823,273
5% 5/15/45 (d)	1,250,000	1,313,577
Series 2021 A:
5% 5/15/34 (d)	290,000	313,788
5% 5/15/35 (d)	460,000	496,113
5% 5/15/36 (d)	365,000	392,168
5% 5/15/37 (d)	270,000	289,076
5% 5/15/38 (d)	595,000	634,654
5% 5/15/39 (d)	885,000	941,700
5% 5/15/40 (d)	445,000	472,338
Series 2021 D:
3% 5/15/39 (d)	250,000	209,269
5% 5/15/46 (d)	2,600,000	2,730,735
Series 2022 A, 4% 5/15/39 (d)	1,600,000	1,534,689
Series 2022 C:
4% 5/15/38 (d)	750,000	723,498
5% 5/15/45 (d)	1,200,000	1,265,136
Series 2022 H, 5.5% 5/15/47 (d)	1,275,000	1,408,279
Series B, 5% 5/15/45	575,000	624,414
Series F:
4% 5/15/49 (d)	850,000	782,724
5% 5/15/34 (d)	385,000	411,630
5% 5/15/44 (d)	1,920,000	2,000,126
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 E, 5% 7/1/44	2,410,000	2,503,923
Series 2016 A:
5% 7/1/38	860,000	914,050
5% 7/1/46	480,000	506,434
Series 2017 A, 5% 7/1/47	1,805,000	1,923,101
Series 2017 B, 5% 7/1/39	2,655,000	2,856,082
Series 2017 C:
5% 7/1/37	1,165,000	1,270,174
5% 7/1/38	240,000	260,732
5% 7/1/42	3,135,000	3,379,416
Series 2021 B, 5% 7/1/51	5,225,000	5,656,100
Series 2021 C, 5% 7/1/40	255,000	285,456
Series B, 5% 7/1/50	3,455,000	3,732,540
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2016 A, 5% 7/1/41	1,370,000	1,453,740
Series 2020 A, 5% 7/1/40	70,000	77,737
Series 2021 B, 5% 7/1/46	1,520,000	1,667,232
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	620,000	658,862
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	6,650,000	7,322,408
Series 2020 A:
5% 7/1/32	1,000,000	1,157,896
5% 7/1/33	1,000,000	1,152,181
Series 2020 C:
4% 7/1/36	500,000	515,147
4% 7/1/38	920,000	937,893
Los Angeles Wastewtr. Sys. Rev. Series 2018 A:
5% 6/1/43	950,000	1,029,861
5% 6/1/48	2,025,000	2,184,765
Merced Union High School District Series 2009 A, 0% 8/1/30 (Assured Guaranty Corp. Insured)	120,000	93,173
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2017 C, SIFMA Municipal Swap Index + 0.140% 1.81%, tender 5/21/24 (b)(c)	1,745,000	1,739,577
Series 2017 D, SIFMA Municipal Swap Index + 0.140% 1.81%, tender 5/21/24 (b)(c)	1,475,000	1,470,417
Series 2017 E, SIFMA Municipal Swap Index + 0.140% 1.81%, tender 5/21/24 (b)(c)	1,005,000	1,001,874
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	175,000	179,793
5% 4/1/25	185,000	192,888
5% 4/1/26	130,000	137,438
Modesto Elementary School District, Stanislaus County Series 2021 B:
3% 8/1/46	380,000	298,735
3% 8/1/50	235,000	179,918
Modesto Irrigation District Fing. Auth. Rev. Series 2007 F, 3 month U.S. LIBOR + 0.580% 1.639% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)(c)	1,010,000	1,003,169
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	437,727
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/41	1,385,000	1,444,698
5% 6/1/46	425,000	436,933
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	105,000	113,635
4% 8/1/31	735,000	799,882
4% 8/1/32	1,095,000	1,185,616
4% 8/1/33	85,000	91,398
Mount San Antonio Cmnty. College Series 2013 A, 0% 8/1/28 (e)	395,000	429,702
MSR Energy Auth. Gas Rev.:
Series 2009 A:
6.125% 11/1/29	435,000	482,852
6.5% 11/1/39	1,750,000	2,112,141
7% 11/1/34	1,810,000	2,213,897
Series 2009 B:
6.5% 11/1/39	4,370,000	5,274,319
7% 11/1/34	6,385,000	7,809,797
Series 2009 C:
6.125% 11/1/29	1,330,000	1,476,386
6.5% 11/1/39	905,000	1,092,279
7% 11/1/34	1,205,000	1,473,893
Murrieta Valley Unified School District Series 2022, 5.25% 9/1/51	700,000	796,070
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	250,000	245,093
North Lake Tahoe Pub. Fin. Auth. Series 2022, 4.5% 12/1/52	1,000,000	1,012,599
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	1,445,000	1,467,595
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, 3 month U.S. LIBOR + 0.720% 2.246% 7/1/27 (b)(c)	1,425,000	1,386,699
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	210,000	224,540
Oceanside Unified School District Series 2009:
0% 8/1/24 (Escrowed to Maturity)	70,000	66,733
0% 8/1/27	350,000	304,634
0% 8/1/27 (Escrowed to Maturity)	15,000	13,177
0% 8/1/27 (Escrowed to Maturity)	40,000	35,137
0% 8/1/29	690,000	561,240
0% 8/1/29 (Escrowed to Maturity)	55,000	45,505
0% 8/1/29 (Escrowed to Maturity)	80,000	66,190
0% 8/1/30	875,000	685,233
0% 8/1/30 (Escrowed to Maturity)	45,000	36,018
Oxnard Fing. Auth. Wastewtr. Rev. Series 2014, 5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	350,000	363,725
Paramount Unified School District Series 2013, 0% 8/1/43 (Pre-Refunded to 8/1/23 @ 26)	1,700,000	431,966
Peninsula Corridor Joint Powers Board Series 2022 A, 5% 6/1/51	500,000	552,776
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	500,000	496,540
Pomona Unified School District Series 2016 F, 3% 8/1/48	205,000	158,963
Port of Oakland Rev.:
Series 2021 H:
5% 5/1/24 (d)	335,000	346,715
5% 5/1/24 (Escrowed to Maturity) (d)	25,000	26,061
5% 5/1/25 (d)	1,025,000	1,078,587
Series H:
5% 5/1/26 (d)	585,000	625,858
5% 5/1/27 (d)	585,000	635,212
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	790,000	565,519
Series 2011, 0% 8/1/46	140,000	47,357
Series B:
0% 8/1/33	245,000	167,294
0% 8/1/37	1,395,000	783,164
0% 8/1/38	235,000	125,484
0% 8/1/39	3,300,000	1,676,063
0% 8/1/41	750,000	343,312
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	120,000	124,485
5% 9/1/26	155,000	163,569
5% 9/1/27	60,000	63,369
5% 9/1/29	320,000	336,572
5% 9/1/30	75,000	78,612
5% 9/1/31	145,000	151,608
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (Assured Guaranty Muni. Corp. Insured)	295,000	309,579
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	825,000	864,146
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	775,000	811,185
Richmond Joint Powers Fing. Auth. Rev. (Civic Ctr. Proj.) Series 2019 A, 5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	500,000	545,527
River Islands Pub. Fing. Auth.:
Series 2015 A1, 5.5% 9/1/45	2,890,000	2,947,800
Series 2022 A-1, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	3,840,000	4,192,199
Riverside County Redev. Agcy. Series 2016 B, 5% 10/1/30	300,000	321,483
Riverside County Trans. Commission Sales Tax Rev.:
Series 2013 A, 5.25% 6/1/39 (Pre-Refunded to 6/1/23 @ 100)	990,000	1,011,628
Series 2016 A, 2% 6/1/29	430,000	398,396
Series 2017 B:
4% 6/1/36	2,050,000	2,097,642
5% 6/1/38	1,710,000	1,866,871
5% 6/1/39	2,395,000	2,610,566
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
3% 6/1/49	1,075,000	814,197
4% 6/1/37	560,000	543,035
4% 6/1/39	500,000	477,258
4% 6/1/40	1,445,000	1,370,670
4% 6/1/41	515,000	484,806
4% 6/1/46	245,000	223,854
Riverside Swr. Rev. Series 2015 A, 5% 8/1/31	90,000	96,439
Riverside Unified School District Fing. Auth. Rev. Series 2012 A:
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	330,000	330,000
5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	310,000	310,000
Riverside Unified School District Gen. Oblig. Series 2019 B, 4% 8/1/42	750,000	738,160
Roseville Natural Gas Fing. Auth. Series 2007, 5% 2/15/27	965,000	1,020,091
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	695,000	610,688
Sacramento City Unified School District Series 2022 A:
5.5% 8/1/47	1,065,000	1,203,031
5.5% 8/1/52	2,250,000	2,533,272
Sacramento County Arpt. Sys. Rev.:
Series 2016 A, 5% 7/1/41	2,135,000	2,260,204
Series 2016 B, 5% 7/1/41	1,380,000	1,450,279
Series 2018 C, 5% 7/1/37 (d)	590,000	618,547
Sacramento County Sanitation District Fing. Auth. Rev. Series 2020 A, 5% 12/1/50	345,000	378,063
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1 Series 2021:
4% 9/1/41	295,000	272,159
4% 9/1/46	355,000	314,470
Sacramento TOT Rev. Series 2018 A:
5% 6/1/29	250,000	276,766
5% 6/1/30	750,000	829,419
5% 6/1/33	20,000	21,860
Sacramento Wtr. Rev. Series 2017, 5.25% 9/1/47	525,000	576,816
San Bernardino Unified School District (2019 Fing. Proj.) Series 2019:
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	965,000	1,057,940
5% 10/1/38 (Assured Guaranty Muni. Corp. Insured)	420,000	457,547
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	130,000	136,894
5% 11/15/26	130,000	139,823
San Diego California Assn. Govts. South Bay Series 2017 A, 5% 7/1/30	250,000	274,006
San Diego Cmnty. College District Series 2011, 0% 8/1/35	170,000	106,242
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B:
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100) (d)	105,000	107,193
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100) (d)	320,000	326,684
5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (d)	1,680,000	1,715,091
Series 2019 A, 5% 7/1/49	185,000	196,718
Series 2021 B:
4% 7/1/41 (d)	355,000	334,562
4% 7/1/46 (d)	405,000	376,076
4% 7/1/51 (d)	750,000	687,132
4% 7/1/56 (d)	555,000	497,841
5% 7/1/46 (d)	505,000	526,161
5% 7/1/51 (d)	505,000	523,838
5% 7/1/56 (d)	960,000	992,253
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2016 A, 5% 4/1/48	2,820,000	2,991,071
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,030,000	2,300,429
5% 5/1/52	3,030,000	3,420,156
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 A, 5% 10/15/44	500,000	531,297
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	515,000	339,318
0% 7/1/37	285,000	162,398
Series 2008 E, 0% 7/1/47 (e)	1,200,000	863,882
Series 2020 D2, 3% 7/1/37	590,000	524,025
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (d)	2,950,000	3,070,771
Series 2016 B, 5% 5/1/46 (d)	3,085,000	3,173,020
Series 2018 D:
5% 5/1/48 (d)	4,000,000	4,126,457
5.25% 5/1/48 (d)	1,150,000	1,200,644
Series 2019 A:
5% 1/1/35 (d)	860,000	910,023
5% 1/1/37 (d)	280,000	294,730
5% 1/1/47 (d)	620,000	641,964
5% 5/1/49 (d)	10,700,000	11,083,814
Series 2019 B, 5% 5/1/49	850,000	902,688
Series 2019 E:
5% 5/1/35 (d)	1,000,000	1,062,506
5% 5/1/38 (d)	915,000	965,186
5% 5/1/39 (d)	1,045,000	1,100,183
5% 5/1/40 (d)	485,000	509,599
5% 5/1/45 (d)	2,250,000	2,337,809
5% 5/1/50 (d)	2,040,000	2,111,894
Series 2020 A, 5% 5/1/38 (d)	1,845,000	1,959,192
Series 2021 A, 5% 5/1/35 (d)	2,410,000	2,598,780
Series 2022 A:
5% 5/1/26 (d)	2,215,000	2,359,393
5% 5/1/27 (d)	2,245,000	2,424,499
5% 5/1/28 (d)	2,990,000	3,258,897
5% 5/1/29 (d)	2,005,000	2,191,692
Series 2022 B, 5% 5/1/52	7,420,000	8,013,702
San Francisco City & County Ctfs. of Prtn.:
(49 South Van Ness Proj.) Series 2019 A, 4% 4/1/40	635,000	635,488
Series 2021 A, 4% 4/1/38	1,000,000	1,010,848
San Francisco City & County Redev. Agcy. Successor (Mission Bay South Redev. Proj.) Series 2014 A, 5% 8/1/43	70,000	72,600
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 2014 B, 5.25% 1/15/44	400,000	409,574
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	560,000	571,203
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	705,000	719,104
San Jose Gen. Oblig. Series 2021 A:
5% 9/1/45	635,000	706,029
5% 9/1/46	785,000	872,681
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	460,000	493,223
5% 10/1/33	330,000	352,000
San Marcos Unified School District Series 2010 B, 0% 8/1/47	2,795,000	917,246
San Mateo Cmnty. Facilities District No. 2008 1 Spl. Tax Series 2012:
5.875% 9/1/32	405,000	405,000
6% 9/1/42	210,000	210,000
San Mateo County Cmnty. College District:
Series 2006 A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	979,110
Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	660,000	595,587
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2018 A, 5% 7/15/43	1,270,000	1,375,317
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	500,000	544,644
Sanger Unified School District (Cap. Projs.) Series 2022:
5% 6/1/49 (Assured Guaranty Muni. Corp. Insured)	480,000	502,774
5% 6/1/52 (Assured Guaranty Muni. Corp. Insured)	725,000	734,526
Santa Ana Unified School District Series 2009 B, 0% 8/1/47 (Assured Guaranty Corp. Insured)	500,000	143,893
Santa Margarita Wtr. District Spl. Tax Series 2013, 5.625% 9/1/43	335,000	340,180
Santa Monica Cmnty. College District Gen. Oblig. Series 2018 A, 4% 8/1/47	950,000	939,236
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	95,000	87,670
Sierra Joint Cmnty. College District Series 2018 A, 4% 8/1/53	500,000	488,421
Simi Valley Unified School District Series 2020 C, 4% 8/1/50	615,000	580,850
South Whittier School District Gen. Oblig. Series 2019 B:
4% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	330,000	315,223
4% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	520,032
Southern California Wtr. Replenishment Fing. Auth. Series 2018 A, 5% 8/1/48	3,615,000	3,897,735
Stockton Unified School District Gen. Oblig.:
Series 2011, 0% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	300,000	124,094
Series 2012 A, 5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,087,969
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A:
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	570,000	582,147
5.25% 9/1/37	1,215,000	1,250,076
Sweetwater Union High School District Series 2016, 4% 8/1/47	1,000,000	955,342
Temecula Valley Unified School District Gen. Oblig. Series 2021 D:
3% 8/1/44	1,000,000	823,370
3% 8/1/47	500,000	400,587
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/60	250,000	41,414
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	2,065,000	324,986
Series 2019 A1:
5% 6/1/25	420,000	441,285
5% 6/1/27	295,000	318,168
5% 6/1/28	85,000	92,627
5% 6/1/29	55,000	60,356
5% 6/1/48	770,000	803,695
Series 2019 B2, 0% 6/1/54	300,000	54,148
Transbay Joint Powers Auth. Series 2020 A:
5% 10/1/45	200,000	211,103
5% 10/1/49	180,000	189,348
Twin Rivers Unified School District Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	353,073
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P, 5% 5/15/47	8,775,000	9,635,355
Univ. of California Revs.:
Series 2016 K, 5% 5/15/35	1,445,000	1,557,310
Series 2017 AV, 5% 5/15/36	90,000	98,006
Series 2017 M, 5% 5/15/47	1,475,000	1,577,847
Series 2018 AZ, 5.25% 5/15/58	750,000	816,746
Series 2018 O, 5.5% 5/15/58	4,425,000	4,865,911
Series 2022 S:
5% 5/15/29	850,000	978,266
5% 5/15/30	640,000	745,723
5% 5/15/31	640,000	753,348
Val Verde Unified School District Series 2021 B, 4% 8/1/51 (Assured Guaranty Muni. Corp. Insured)	2,000,000	1,890,440
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	545,000	567,028
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	50,000	51,840
Series 2017 B:
5% 7/1/29	30,000	31,866
5% 7/1/30	60,000	63,536
West Contra Costa Healthcare District Series 2021, 3% 7/1/42	250,000	197,559
West Contra Costa Unified School District Series 2009 C1, 0% 8/1/29	730,000	589,746
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	280,000	308,470
TOTAL CALIFORNIA		646,632,553
Colorado - 2.0%
Adams 12 Five Star Schools Series 2016 B, 5% 12/15/30	1,175,000	1,282,714
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,945,000	1,577,708
Arista Metropolitan District Broomfield Gen. Oblig. and Spl. Rev. Series 2018 A, 5.125% 12/1/48	1,055,000	1,021,640
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	385,000	400,283
5% 10/1/43	1,105,000	1,128,320
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	1,215,000	1,203,884
Canyons Metropolitan District No. 5 Series 2017 A, 6.125% 12/1/47	500,000	500,597
Cherry Creek School District No. 5 Gen. Oblig. Series 2021, 5% 12/15/38	1,700,000	1,907,734
Colorado Ctfs. of Prtn.:
Series 2021 A:
4% 12/15/35	340,000	343,984
4% 12/15/36	680,000	686,363
4% 12/15/38	680,000	679,810
Series 2022:
6% 12/15/39	1,575,000	1,926,958
6% 12/15/40	6,200,000	7,558,348
6% 12/15/41	7,500,000	9,125,990
Colorado Edl. & Cultural Facilities Auth.:
(American Academy Proj.) Series 2020:
5% 12/1/40	755,000	831,454
5% 12/1/50	3,870,000	4,197,825
5% 12/1/55	305,000	330,391
(New Vision Charter School Proj.) Series 2022 A:
4% 6/1/52	250,000	224,566
4% 6/1/56	250,000	219,246
(Pinnacle Charter School, Inc. Proj.) Series 2021:
4% 12/1/36	290,000	285,392
4% 12/1/41	355,000	344,554
(Prospect Ridge Academy Proj.) Series 2020 A:
5% 3/15/40	370,000	397,828
5% 3/15/50	765,000	812,632
5% 3/15/55	1,130,000	1,195,854
(Thomas MacLaren State Charter School Proj.) Series 2020 A:
5% 6/1/35	110,000	120,425
5% 6/1/40	165,000	177,816
(Thomas MacLaren State Charter School Proj.) Series 2020 A, 5% 6/1/50	685,000	729,108
(Windsor Charter Academy Proj.) Series 2020:
4% 9/1/50	100,000	93,545
4% 9/1/55	185,000	171,478
Colorado Edl. & Cultural Facilities Auth. Rev.:
(DCS Montessori Charter School Proj.) Series 2012, 5% 7/15/37	115,000	115,139
(Liberty Common Proj.) Series 2014 A:
5% 1/15/29	40,000	40,860
5% 1/15/39	155,000	156,820
5% 1/15/44	125,000	126,135
(Peak to Peak Charter School Proj.) Series 2014:
5% 8/15/30	100,000	103,560
5% 8/15/34	105,000	108,114
(Stargate Charter School Proj.) Series 2018 A:
4% 12/1/48	730,000	685,551
5% 12/1/38	285,000	302,677
(The Classical Academy Proj.):
Series 2014, 5% 12/1/31	365,000	377,713
Series 2015 A, 5% 12/1/38	215,000	220,814
(Twin Peaks Charter Academy Proj.) Series 2014, 5% 11/15/31	395,000	406,317
(Univ. of Denver Proj.) Series 2017 A:
5% 3/1/43	890,000	942,163
5% 3/1/47	1,180,000	1,244,887
Series 2013, 5% 6/1/29	190,000	192,751
Series 2018:
5% 4/1/38	65,000	69,083
5% 4/1/48	75,000	78,628
5% 4/1/53	80,000	83,665
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	445,000	453,382
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (f)	215,000	176,200
6.125% 12/1/45 (f)	950,000	742,508
6.25% 12/1/50 (f)	790,000	613,243
(The Evangelical Lutheran Good Samaritan Society Proj.) Series 2013, 5.625% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	255,000	260,852
Series 2013 A:
5% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	985,000	1,017,708
5.25% 1/1/40 (Pre-Refunded to 1/1/23 @ 100)	2,120,000	2,138,305
Series 2013, 8% 8/1/43	1,340,000	1,372,970
Colorado Health Facilities Auth. Rev. Bonds:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	3,610,000	3,782,976
(Bethesda Proj.) Series 2018 A1, 5% 9/15/48	1,195,000	1,204,259
(Boulder Cmnty. Health Proj.) Series 2020:
4% 10/1/35	160,000	156,183
4% 10/1/37	95,000	91,770
4% 10/1/38	70,000	67,408
4% 10/1/39	70,000	65,953
4% 10/1/40	60,000	55,635
5% 10/1/32	215,000	233,071
5% 10/1/33	210,000	226,504
5% 10/1/34	220,000	235,493
(Christian Living Neighborhoods Proj.) Series 2016:
5% 1/1/31	185,000	184,613
5% 1/1/37	235,000	229,349
(Frasier Meadows Retirement Cmnty. Proj.) Series 2017 B:
5% 5/15/33	210,000	213,571
5% 5/15/39	315,000	320,357
(Frasier Proj.) Series 2023 A:
4% 5/15/31 (g)	50,000	46,747
4% 5/15/32 (g)	60,000	55,512
4% 5/15/33 (g)	60,000	54,913
4% 5/15/34 (g)	65,000	58,932
4% 5/15/35 (g)	65,000	58,103
4% 5/15/36 (g)	70,000	61,962
4% 5/15/41 (g)	115,000	97,045
4% 5/15/48 (g)	180,000	141,719
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	15,000	15,309
5% 9/1/24	15,000	15,516
5% 9/1/25	15,000	15,736
5% 9/1/28	125,000	133,978
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	200,000	191,036
4% 9/1/36	160,000	151,876
5% 9/1/46	1,090,000	1,111,298
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	65,000	69,763
Series 2019 B, 5%, tender 8/1/26 (b)	3,760,000	3,955,905
Series 2018 A:
4% 11/15/48	60,000	56,261
5% 12/1/48	250,000	254,370
Series 2019 A:
4% 1/1/36	250,000	250,666
4% 1/1/37	1,975,000	1,964,544
4% 11/15/38	3,230,000	3,165,027
4% 11/1/39	225,000	213,193
4% 11/15/43	4,000,000	3,829,940
5% 11/1/25	1,305,000	1,385,666
5% 11/1/26	95,000	102,507
5% 11/1/39	2,005,000	2,162,929
5% 11/15/39	1,770,000	1,917,045
5% 11/1/44	2,950,000	3,140,301
Series 2019 A1, 4% 8/1/44	4,085,000	3,743,972
Series 2019 A2:
3.25% 8/1/49	250,000	181,374
4% 8/1/49	5,220,000	4,737,201
5% 8/1/37	505,000	529,049
5% 8/1/38	3,790,000	3,960,544
5% 8/1/44	12,945,000	13,382,768
Series 2019 B, 4% 1/1/40	250,000	243,550
Series 2021 A:
3% 11/15/51	900,000	674,530
4% 11/15/50	690,000	643,150
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	3,670,000	3,715,616
5% 12/31/51	2,625,000	2,654,092
5% 12/31/56	3,260,000	3,293,325
Colorado Hsg. & Fin. Auth.:
Series 2018 C, 4.25% 11/1/48	445,000	451,286
Series 2019 F, 4.25% 11/1/49	425,000	431,916
Series 2019 H, 4.25% 11/1/49	1,075,000	1,093,004
Series 2021 B, 3% 5/1/51	2,125,000	2,080,515
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	990,000	998,281
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.):
Series 2020 A:
3% 7/15/37	240,000	198,996
4% 1/15/33	75,000	74,589
4% 7/15/34	150,000	147,617
4% 7/15/36	365,000	354,967
5% 7/15/32	80,000	85,948
Series 2020:
4% 7/15/33	75,000	74,325
4% 7/15/38	90,000	86,397
4% 7/15/39	300,000	286,291
4% 7/15/40	325,000	308,210
5% 1/15/30	50,000	53,981
5% 7/15/30	35,000	37,857
5% 1/15/31	60,000	64,972
5% 7/15/31	50,000	53,979
5% 1/15/32	80,000	86,149
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 4.5% 6/1/44 (Pre-Refunded to 6/1/23 @ 100)	925,000	938,719
Colorado Reg'l. Trans. District Sales Tax Rev.:
(FasTracks Proj.) Series 2016 A, 5% 11/1/36	585,000	629,804
(Fastracks Proj.) Series 2016 A, 5% 11/1/46	1,475,000	1,567,765
(FasTracks Proj.) Series 2017 A, 5% 11/1/40	2,135,000	2,281,261
(Fastracks Proj.) Series 2021 B, 5% 11/1/28	2,710,000	3,090,701
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn.:
Series 2018 N:
5% 3/15/37	130,000	141,725
5% 3/15/38	130,000	141,429
Series 2021 S, 4% 3/15/46	3,295,000	3,172,209
Colorado State Univ. Board of Governors Enterprise Sys. Rev.:
Series 2016 B, 5% 3/1/41 (Pre-Refunded to 3/1/27 @ 100)	320,000	354,392
Series 2021 B, 5% 3/1/25	640,000	679,111
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	415,000	416,353
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100) (d)	410,000	412,160
Series 2013 B, 5% 11/15/43	365,000	371,905
Series 2017 A:
5% 11/15/26 (d)	420,000	451,581
5% 11/15/27 (d)	355,000	385,456
Series 2018 A:
4% 12/1/43 (d)	1,765,000	1,654,755
5% 12/1/25 (d)	750,000	793,684
5% 12/1/30 (d)	945,000	1,042,779
5% 12/1/34 (d)	620,000	682,164
5% 12/1/36 (d)	605,000	635,781
5% 12/1/37 (d)	1,215,000	1,274,747
5% 12/1/43 (d)	1,420,000	1,472,482
5% 12/1/48 (d)	705,000	727,342
5.25% 12/1/48 (d)	5,130,000	5,361,919
Series 2022 A:
4.125% 11/15/47 (d)	740,000	699,168
4.125% 11/15/53 (d)	695,000	642,375
5.5% 11/15/35 (d)	825,000	928,292
5.5% 11/15/38 (d)	1,250,000	1,385,653
5.5% 11/15/40 (d)	750,000	826,853
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	4,065,000	4,492,228
5% 9/15/46	6,240,000	6,890,262
Series 2020 B:
5% 9/15/27	145,000	162,796
5% 9/15/28	1,850,000	2,111,350
5% 9/15/29	3,440,000	3,984,960
Denver City & County Ctfs. of Prtn. Series 2018 A, 5.375% 6/1/43	500,000	537,111
Denver City & County School District # 1:
Series 2021, 4% 12/1/35	800,000	834,561
Series 2022 A, 5% 12/1/36	1,630,000	1,869,768
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (d)	4,825,000	4,813,461
Denver Convention Ctr. Hotel Auth. Series 2016:
5% 12/1/35	205,000	209,748
5% 12/1/40	345,000	349,835
Denver Health & Hosp. Auth. Healthcare Rev.:
Series 2014 A, 5.25% 12/1/45	255,000	257,126
Series 2019 A, 4% 12/1/38	165,000	152,339
Dominion Wtr. & Sanitation District Series 2016, 5.75% 12/1/36	500,000	510,643
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,000
Series 2020 A:
5% 9/1/36	1,695,000	1,881,223
5% 9/1/40	2,175,000	2,243,491
Eagle County School District Series 2017:
5% 12/1/34	540,000	583,902
5% 12/1/35	1,065,000	1,150,259
Fruita Healthcare Rev. (The Colorado Canyons Hosp. and Med. Ctr. Proj.) Series 2017 A, 5.5% 1/1/48 (f)	250,000	242,252
Hogback Metropolitan District Series 2021 A, 5% 12/1/51	500,000	445,625
Johnstown Plaza Metropolitan District Series 2022, 4.25% 12/1/46	500,000	431,245
Painted Prairie Metropolitan District # 2 Series 2018, 5.25% 12/1/48	500,000	490,932
Park Creek Metropolitan District Sr. Ltd. Property Tax Supported Rev.:
Series 2015 A:
5% 12/1/45	1,125,000	1,161,671
5% 12/1/45	2,740,000	2,820,886
Series 2016 A:
5% 12/1/30	310,000	334,946
5% 12/1/31	350,000	377,439
5% 12/1/32	370,000	398,548
5% 12/1/33	375,000	402,850
5% 12/1/34	305,000	326,648
5% 12/1/35	345,000	369,204
Series 2019 A:
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	250,000	251,619
4% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	500,000	478,189
Peak Metropolitan District # 1 Series 2021 A, 5% 12/1/51 (f)	500,000	451,731
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	1,100,000	1,211,644
6.5% 11/15/38	5,840,000	7,118,588
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (f)	820,000	755,907
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021, 4% 12/1/51	1,250,000	981,778
Riverwalk Metropolitan District No. 2 Rev. Series 2022 A, 5% 12/1/52	890,000	794,732
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	430,000	421,506
Series 2021 C3A, 2%, tender 10/15/25 (b)	795,000	771,759
Series 2021 C3B, 2%, tender 10/15/26 (b)	675,000	647,826
Vauxmont Metropolitan District:
Series 2019:
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	9,000	9,736
5% 12/15/27	12,000	12,989
5% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	11,000	11,906
5% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	11,000	11,902
5% 12/15/31	12,000	12,953
5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	127,000	136,876
Series 2020:
5% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	11,000	11,065
5% 12/1/28 (Assured Guaranty Muni. Corp. Insured)	19,000	21,404
5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	19,000	21,666
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	20,000	22,697
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	21,000	23,709
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	128,000	143,889
5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	203,000	226,469
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	26,000	28,812
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	54,000	59,709
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	779,000	840,589
Villages at Castle Rock Metropolitan District Series 2021 A, 4.125% 12/1/51 (f)	500,000	382,965
TOTAL COLORADO		218,094,373
Connecticut - 0.8%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	500,000	537,403
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	500,000	536,115
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	250,000	267,204
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	250,000	266,898
Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	40,000	40,439
5% 2/1/25 (Build America Mutual Assurance Insured)	45,000	47,683
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 5% 7/1/49 (d)	480,000	481,823
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	65,000	69,159
5% 5/15/26	905,000	983,066
Series 2016 E, 5% 10/15/34	1,290,000	1,386,975
Series 2017 A:
5% 4/15/33	15,000	16,309
5% 4/15/35	750,000	810,114
Series 2018 A:
5% 4/15/35	1,180,000	1,293,340
5% 4/15/38	65,000	70,792
Series 2018 C, 5% 6/15/28	250,000	281,972
Series 2018 E:
5% 9/15/33	500,000	556,716
5% 9/15/35	305,000	336,007
5% 9/15/37	275,000	301,835
Series 2018 F:
5% 9/15/22	15,000	15,015
5% 9/15/23	320,000	328,388
5% 9/15/24	395,000	414,344
5% 9/15/25	395,000	423,249
5% 9/15/27	55,000	61,308
5% 9/15/28	1,300,000	1,471,961
Series 2019 A:
4% 4/15/38	325,000	324,729
5% 4/15/26	40,000	43,378
5% 4/15/30	540,000	613,359
5% 4/15/34	480,000	533,451
5% 4/15/36	805,000	886,942
5% 4/15/39	400,000	436,501
Series 2020 A:
4% 1/15/33	470,000	488,840
4% 1/15/34	535,000	549,545
5% 1/15/40	285,000	310,405
Series 2021 A, 3% 1/15/40	755,000	637,386
Series 2021 D:
5% 7/15/24	805,000	841,498
5% 7/15/25	1,330,000	1,420,118
5% 7/15/26	1,450,000	1,580,371
5% 7/15/27	1,940,000	2,155,860
5% 7/15/28	2,230,000	2,518,510
Series 2022 C:
5% 6/15/32	150,000	174,553
5% 6/15/33	75,000	86,489
5% 6/15/34	100,000	114,247
5% 6/15/35	75,000	85,057
5% 6/15/36	125,000	140,841
5% 6/15/37	50,000	55,909
5% 6/15/38	75,000	83,255
5% 6/15/40	300,000	329,926
Series 2022 D:
5% 9/15/27	1,000,000	1,114,689
5% 9/15/28	705,000	798,256
5% 9/15/32	75,000	87,425
Series A, 5% 3/1/27	65,000	67,324
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (f)	190,000	184,570
5% 9/1/53 (f)	230,000	219,890
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	60,000	64,412
5% 7/1/27	40,000	43,544
5% 7/1/28	80,000	86,932
5% 7/1/29	50,000	54,195
5% 7/1/34	60,000	63,724
5% 7/1/35	65,000	68,761
5% 7/1/36	20,000	21,083
5% 7/1/37	85,000	89,425
5% 7/1/42	425,000	442,676
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	155,000	162,600
5%, tender 1/1/27 (b)	380,000	412,740
Series 2016 F:
5% 7/1/25	635,000	659,384
5% 7/1/31	555,000	571,914
5% 7/1/32	580,000	596,641
5% 7/1/33	365,000	374,822
5% 7/1/34	255,000	261,590
5% 7/1/43	2,340,000	2,378,957
Series 2016 K, 4% 7/1/46	1,325,000	1,156,511
Series 2019 A:
5% 7/1/26 (f)	845,000	835,270
5% 7/1/27 (f)	490,000	482,865
5% 7/1/49 (f)	1,125,000	946,564
Series 2019 Q-1:
5% 11/1/22	570,000	572,482
5% 11/1/24	30,000	31,577
5% 11/1/26	645,000	706,833
Series 2019, 4% 7/1/44	955,000	779,816
Series 2020 A:
4% 7/1/39	170,000	163,222
4% 7/1/40	940,000	897,091
Series 2020 C, 4% 7/1/45	235,000	218,687
Series 2020 K:
4% 7/1/45	185,000	174,941
5% 7/1/37	55,000	59,089
5% 7/1/38	85,000	91,065
5% 7/1/39	85,000	90,627
5% 7/1/40	65,000	69,146
Series 2021 G:
4% 3/1/46	795,000	766,055
4% 3/1/51	1,280,000	1,207,685
Series 2022 M:
4% 7/1/37	195,000	183,140
4% 7/1/39	70,000	67,371
4% 7/1/39	1,400,000	1,292,071
4% 7/1/40	75,000	71,756
4% 7/1/52	290,000	259,477
5% 7/1/32	100,000	110,065
Series A, 5% 7/1/26	65,000	67,883
Series K1:
5% 7/1/27	60,000	62,117
5% 7/1/29	155,000	160,415
5% 7/1/30	120,000	123,555
5% 7/1/31	1,075,000	1,100,384
5% 7/1/32	70,000	71,360
5% 7/1/33	245,000	248,945
5% 7/1/34	1,390,000	1,406,863
5% 7/1/35	140,000	141,398
Series K3, 5% 7/1/43	1,475,000	1,449,147
Series L1, 4% 7/1/23	95,000	95,638
Series N:
4% 7/1/39	1,050,000	901,720
4% 7/1/49	1,370,000	1,079,772
5% 7/1/32	30,000	30,493
5% 7/1/33	30,000	30,344
5% 7/1/34	15,000	15,096
Series R:
4% 7/1/36	65,000	65,386
5% 6/1/32	35,000	38,436
5% 6/1/33	25,000	27,287
5% 6/1/34	35,000	37,959
5% 6/1/35	55,000	59,478
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2019 B, 3.25% 11/15/35 (d)	250,000	218,380
Connecticut Hsg. Fin. Auth.:
Series 2015 C1, 3.5% 11/15/45	130,000	129,959
Series 2018 C1, 4% 11/15/45	620,000	625,494
Series 2019 B1, 4% 5/15/49	65,000	65,780
Series 2021 B1, 3% 11/15/49	1,090,000	1,064,374
Series C:
5% 5/15/23 (d)	175,000	177,649
5% 11/15/23 (d)	845,000	866,298
5% 5/15/24 (d)	1,520,000	1,570,721
5% 11/15/24 (d)	705,000	734,980
5% 11/15/25 (d)	630,000	666,224
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	25,000	25,212
Series 2014 A, 5% 9/1/30	750,000	784,524
Series 2016 A:
5% 9/1/31	1,600,000	1,739,306
5% 9/1/33	1,300,000	1,398,640
Series 2018 A:
5% 1/1/33	1,860,000	2,047,533
5% 1/1/36	500,000	545,888
5% 1/1/38	1,865,000	2,026,179
Series 2020 A:
3.125% 5/1/40	500,000	428,481
4% 5/1/39	1,050,000	1,052,114
5% 5/1/32	665,000	758,682
5% 5/1/34	580,000	652,661
5% 5/1/35	1,025,000	1,147,698
Series 2021 A:
5% 5/1/33	1,175,000	1,342,748
5% 5/1/35	1,900,000	2,137,930
Series A, 5% 9/1/33	320,000	334,327
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	175,000	191,900
5% 5/1/35	590,000	644,093
Hamden Gen. Oblig.:
(Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	1,265,000	1,188,086
5% 1/1/50	1,330,000	1,188,230
Series 2021:
5% 8/15/28	170,000	187,998
5% 8/15/30	80,000	88,994
5% 8/15/32	15,000	16,434
Hartford County Metropolitan District Gen. Oblig. Series 2016 C:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	915,000	998,302
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	505,000	548,624
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	541,619
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	430,000	464,295
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	800,000	842,576
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (f)	690,000	727,667
5% 4/1/39 (f)	1,820,000	1,883,727
Mohegan Tribal Fin. Auth. Conn Series 2015, 7% 2/1/45 (f)	1,960,000	1,980,179
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	130,000	141,465
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	30,000	31,922
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	210,000	225,516
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (f)	640,000	541,465
Stratford Gen. Oblig. Series 2019:
5% 1/1/23	1,250,000	1,260,773
5% 1/1/28	250,000	272,466
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	660,000	711,157
5% 11/1/35	500,000	551,382
Waterbury Gen. Oblig. Series 2013, 5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	120,000	123,894
West Haven Gen. Oblig. Series 2020:
4% 3/15/35	197,000	202,784
4% 3/15/40	160,000	157,713
TOTAL CONNECTICUT		90,936,964
Delaware - 0.3%
Delaware Econ. Dev. Auth. Retirement Communitites Rev. Series 2018 B, 5% 11/15/48	2,495,000	2,584,923
Delaware Econ. Dev. Auth. Rev. (Newark Charter School, Inc. Proj.) Series 2016 A:
5% 9/1/36	50,000	51,647
5% 9/1/46	100,000	101,661
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	706,000	808,817
Series 2020 A:
5% 1/1/30	144,000	167,138
5% 1/1/31	706,000	817,947
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	140,000	148,388
5% 6/1/43	1,950,000	2,037,271
5% 6/1/48	2,500,000	2,590,275
5% 6/1/50	930,000	960,468
(Nanticoke Memorial Hosp. Proj.) Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	300,000	306,466
Beebe Med. Ctr. Proj.) Series 2018, 4.375% 6/1/48	250,000	238,183
Series 2020 A:
4% 10/1/49	2,455,000	2,299,449
5% 10/1/36	900,000	975,090
5% 10/1/40	250,000	267,489
5% 10/1/45	1,990,000	2,109,228
Delaware Trans. Auth.:
(U.S. 301 Proj.) Series 2015, 5% 6/1/55	3,313,000	3,418,705
Series 2015, 5% 6/1/45	740,000	765,958
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/33	365,000	413,162
5% 9/1/34	590,000	663,130
5% 9/1/35	590,000	660,150
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	35,000	34,971
5% 7/1/40	160,000	155,574
5% 7/1/48	415,000	389,848
5% 7/1/53	860,000	798,833
5% 7/1/58	770,000	706,596
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	1,425,000	1,443,154
The Delaware Econ. Dev. Auth. Charter School Rev.:
(Aspira of Delaware Charter Operations, Inc. Proj.) Series 2022 A:
3% 6/1/32	300,000	259,403
4% 6/1/52	130,000	108,395
4% 6/1/57	125,000	102,037
(Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	35,000	34,954
5% 9/1/40	185,000	192,911
5% 9/1/50	245,000	251,770
Univ. of Delaware Series 2019 A, 5% 11/1/41	750,000	868,947
Univ. of Delaware Rev. Bonds Series 2013 C, 1.03%, tender 11/1/37 (b)	150,000	150,000
TOTAL DELAWARE		27,882,938
District Of Columbia - 0.8%
District of Columbia Gen. Oblig.:
Series 2017 A, 5% 6/1/33	130,000	142,361
Series 2017 D, 5% 6/1/42	30,000	32,097
Series 2018 B, 5% 6/1/24	405,000	423,146
Series 2021 D:
4% 2/1/27	920,000	980,890
5% 2/1/28	920,000	1,038,947
5% 2/1/29	1,220,000	1,398,181
Series 2021 E:
5% 2/1/27	3,090,000	3,423,149
5% 2/1/28	2,015,000	2,275,520
5% 2/1/29	2,580,000	2,956,809
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	225,000	238,295
5% 7/15/30	365,000	385,099
District of Columbia Income Tax Rev.:
Series 2022 A, 5.5% 7/1/47	2,500,000	2,900,854
Series 2022 C:
5% 12/1/31 (g)	1,000,000	1,182,598
5% 12/1/32 (g)	880,000	1,049,865
District of Columbia Rev.:
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	535,000	530,866
5% 7/1/37	555,000	540,228
5% 7/1/42	925,000	878,073
5% 7/1/52	2,115,000	1,920,507
Series 2009 A:
5.125% 1/1/35	220,000	206,845
5.25% 1/1/39	140,000	130,254
Series 2012 A, 5% 6/1/42 (Pre-Refunded to 12/1/22 @ 100)	750,000	754,795
Series 2013 A, 6% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	305,000	313,759
Series 2016 A:
5% 6/1/36	420,000	428,150
5% 6/1/41	275,000	277,930
5% 6/1/46	405,000	407,844
Series 2017 B:
5% 7/1/42	2,230,000	2,296,854
5% 7/1/48	1,735,000	1,775,372
Series 2018:
5% 10/1/23	20,000	20,509
5% 10/1/25	30,000	31,718
5% 10/1/26	55,000	58,983
5% 10/1/27	60,000	65,290
5% 10/1/43	200,000	206,793
5% 10/1/48	5,055,000	5,200,751
Series 2019:
4% 7/1/39	1,020,000	958,388
4% 7/1/44	60,000	54,407
4% 7/1/49	765,000	677,110
Series 2020, 5% 6/1/50	490,000	486,806
District of Columbia Student Dorm. Rev.:
Series 2013 A, 5% 10/1/35	960,000	961,171
Series 2013:
5% 10/1/30	730,000	730,914
5% 10/1/45	440,000	440,540
District of Columbia Tax Increment Rev.:
(Bryant Street Proj.) Series 2019, 4% 6/1/39	250,000	247,140
(Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (e)(f)	500,000	317,492
(Union Market Infrastructure Proj.) Series 2021 A, 0% 6/1/31 (e)(f)	100,000	75,195
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	15,830,000	3,578,598
Series 2006 B, 0% 6/15/46	3,230,000	600,489
District of Columbia Univ. Rev. Series 2017, 5% 4/1/35	640,000	681,098
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	205,000	201,788
Series 2013 A, 5% 10/1/48 (Pre-Refunded to 10/1/23 @ 100)	1,675,000	1,721,437
Series 2015 A, 5% 10/1/27	595,000	639,603
Howard Univ. 4.756% 10/1/51	250,000	231,898
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	400,000	357,831
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	505,000	563,904
5% 10/1/32	635,000	706,491
5% 10/1/33	70,000	77,366
5% 10/1/34	110,000	120,846
5% 10/1/36	110,000	119,771
5% 10/1/38	95,000	102,895
5% 10/1/44	3,550,000	3,797,892
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	2,970,000	2,664,764
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	480,000	497,264
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	565,000	514,712
Series 2009 B:
0% 10/1/37	1,800,000	939,450
0% 10/1/38	1,405,000	660,265
0% 10/1/39	280,000	123,796
0% 10/1/40	705,000	292,730
Series 2009 C, 6.5% 10/1/41 (Assured Guaranty Corp. Insured) (Pre-Refunded to 10/1/26 @ 100)	900,000	1,041,212
Series 2010 B, 6.5% 10/1/44	3,405,000	3,849,290
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (d)	810,000	877,095
5% 10/1/30 (d)	1,005,000	1,081,526
5% 10/1/31 (d)	175,000	188,096
5% 10/1/32 (d)	270,000	288,530
5% 10/1/33 (d)	135,000	143,905
5% 10/1/35 (d)	305,000	323,359
5% 10/1/42 (d)	605,000	629,378
Series 2018 A:
5% 10/1/43 (d)	3,150,000	3,274,038
5% 10/1/48 (d)	3,140,000	3,247,437
Series 2019 A, 5% 10/1/25 (d)	430,000	454,885
Series 2019 B, 5% 10/1/25	105,000	112,839
Series 2020 A:
5% 10/1/26 (d)	1,565,000	1,679,572
5% 10/1/27 (d)	540,000	585,492
5% 10/1/28 (d)	270,000	295,576
Series 2021 A:
4% 10/1/40 (d)	250,000	239,091
5% 10/1/31 (d)	1,280,000	1,418,369
5% 10/1/32 (d)	850,000	937,120
5% 10/1/33 (d)	1,495,000	1,637,870
5% 10/1/34 (d)	850,000	924,142
5% 10/1/36 (d)	250,000	269,432
5% 10/1/46 (d)	1,180,000	1,237,818
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 B, 5% 7/1/33	255,000	278,005
Series 2018, 5% 7/1/43	1,315,000	1,403,864
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	500,000	456,233
TOTAL DISTRICT OF COLUMBIA		85,491,557
Florida - 3.4%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series 2022:
4% 10/1/40	140,000	125,308
4% 10/1/46	190,000	161,904
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	800,000	661,816
6.375% 11/15/49	1,330,000	1,036,809
Series 2014 A, 5% 12/1/44	3,840,000	3,937,618
Series 2019 A, 4% 12/1/49	1,475,000	1,341,236
Series 2019 B1:
5% 12/1/35	210,000	222,619
5% 12/1/36	360,000	381,078
5% 12/1/37	475,000	501,581
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	55,000	56,681
Bellalago Edl. Facilities Benefit District Series 2014:
4.375% 5/1/30	220,000	226,033
4.5% 5/1/33	100,000	102,099
4.6% 5/1/34	300,000	306,076
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	1,295,000	1,302,378
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 5% 4/1/39	885,000	916,864
Brevard County Health Facilities Auth. Rev.:
Series 2022 A, 5% 4/1/40	1,905,000	2,069,402
Series 2023 A, 5% 4/1/32 (g)	130,000	140,618
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	95,000	98,997
Series 2015 C:
5% 7/1/27	80,000	84,855
5% 7/1/28	210,000	222,508
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	115,000	115,225
Series 2012 Q1, 5% 10/1/25	635,000	636,407
Series 2013 C, 5.25% 10/1/30 (Pre-Refunded to 10/1/23 @ 100)	605,000	623,704
Series 2015 A, 5% 10/1/45 (d)	5,300,000	5,455,297
Series 2015 C, 5% 10/1/24 (d)	305,000	317,035
Series 2017:
5% 10/1/25 (d)	30,000	31,664
5% 10/1/26 (d)	120,000	128,500
5% 10/1/27 (d)	120,000	129,934
5% 10/1/29 (d)	325,000	349,835
5% 10/1/30 (d)	90,000	96,419
5% 10/1/32 (d)	425,000	450,109
5% 10/1/33 (d)	160,000	168,880
5% 10/1/34 (d)	155,000	162,769
5% 10/1/35 (d)	185,000	193,517
5% 10/1/36 (d)	245,000	255,908
5% 10/1/37 (d)	270,000	281,554
5% 10/1/42 (d)	2,650,000	2,738,366
5% 10/1/47 (d)	1,535,000	1,576,283
Series 2019 A:
4% 10/1/49 (d)	885,000	805,442
5% 10/1/25 (d)	480,000	506,620
5% 10/1/26 (d)	360,000	385,499
5% 10/1/28 (d)	360,000	393,064
5% 10/1/38 (d)	640,000	672,994
5% 10/1/39 (d)	960,000	1,007,436
5% 10/1/44 (d)	745,000	773,926
5% 10/1/49 (d)	2,695,000	2,786,958
Series A:
5% 10/1/28 (d)	365,000	384,458
5% 10/1/30 (d)	425,000	445,902
5% 10/1/31 (d)	365,000	382,001
5% 10/1/32 (d)	340,000	355,140
Broward County Convention Ctr. Series 2022, 5.5% 1/1/55	2,500,000	2,809,538
Broward County Port Facilities Rev.:
Series 2019 B:
5% 9/1/32 (d)	2,500,000	2,752,750
5% 9/1/33 (d)	2,075,000	2,267,679
Series 2022, 5.25% 9/1/47 (d)	2,000,000	2,125,887
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	170,000	183,783
Series 2015 A, 5% 7/1/27	120,000	127,552
Series 2015 B:
5% 7/1/24	335,000	349,093
5% 7/1/31	2,110,000	2,228,600
5% 7/1/32	1,930,000	2,037,944
Series 2016:
5% 7/1/26	95,000	103,388
5% 7/1/32	325,000	349,145
Broward County School District Series 2022, 5% 7/1/46	1,020,000	1,130,095
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
(Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	760,000	793,328
5% 10/1/31	100,000	103,902
5% 10/1/34	190,000	194,936
Series 2020 A1:
5% 10/1/32	100,000	103,147
5% 10/1/33	100,000	102,942
Cap. Region Cmnty. Dev. District Series 2018 A1:
4.625% 5/1/28	20,000	20,218
5.125% 5/1/39	130,000	130,625
Cap. Trust Agcy. Edl. Facilities Rev.:
(Liza Jackson Preparatory School, Inc. Proj.) Series 2020 A:
4% 8/1/30	20,000	20,022
5% 8/1/55	100,000	100,494
Series 2020 A, 5% 8/1/40	30,000	30,706
Cap. Trust Agcy. Rev.:
(Aero Miami FX, LLC Proj.) Series 2010 A, 5.35% 7/1/29	1,440,000	1,441,901
(The Marie Selby Botanical Gardens, Inc. Proj.) Series 2021:
4% 6/15/24 (f)	100,000	98,741
4% 6/15/41 (f)	380,000	307,963
4% 6/15/51 (f)	530,000	388,965
(Wonderful Foundations Charter School Portfolio Projs.) Series 2020 A1, 5% 1/1/55 (f)	550,000	518,093
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (f)	1,285,000	1,219,551
Cape Coral Wtr. & Swr. Rev. Series 2017:
4% 10/1/42	2,815,000	2,759,551
5% 10/1/39	1,205,000	1,293,312
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014:
4.75% 5/1/24	50,000	50,853
5.125% 5/1/45	135,000	135,749
Series 2017:
5% 5/1/32 (f)	160,000	162,696
5% 5/1/48 (f)	435,000	437,037
Series 2021:
3% 5/1/31	65,000	56,213
3.375% 5/1/41	220,000	175,813
4% 5/1/53	400,000	336,913
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	130,000	138,616
Series 2016 B, 5% 7/1/34	530,000	566,003
Series 2017, 5% 7/1/42	1,545,000	1,633,563
Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,459,172
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	230,000	237,756
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	255,000	259,508
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	235,000	236,191
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	195,000	194,981
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	190,000	218,884
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	170,000	194,355
Cityplace Cmnty. Dev. District Series 2012, 5% 5/1/26	600,000	624,688
Collier County Health Facilities Auth. Series 2022, 4% 5/1/52	1,300,000	1,150,718
Collier County Indl. Dev. Auth.:
(The Arlington of Naples Proj.) Series 2013 A, 8.125% 5/15/44 (f)	270,000	172,800
Series 2013 A, 7.75% 5/15/35 (f)	175,000	112,000
County of Broward Tourist Dev. Tax Rev.:
(Convention Ctr. Expansion Proj.) Series 2021:
4% 9/1/41	965,000	932,353
4% 9/1/51	1,000,000	900,291
Series 2021, 4% 9/1/51	2,050,000	1,901,951
County of Osceola (Poinciana Parkway Proj.) Series 2014 B2, 0% 10/1/36 (Pre-Refunded to 10/1/31 @ 100) (e)	250,000	275,827
County Wtr.-Swr. District Collier County Wtr. Rev. Series 2021:
4% 7/1/40	2,465,000	2,488,514
4% 7/1/44	1,475,000	1,473,610
Davie Edl. Facilities Rev. (Nova Southeastern Univ. Proj.):
Series 2013 A, 6% 4/1/42 (Pre-Refunded to 4/1/23 @ 100)	2,800,000	2,858,584
Series 2018, 5% 4/1/38	710,000	743,669
Del Webb Bexley Cmnty. Dev. District Series 2018:
5.3% 5/1/39	145,000	147,189
5.4% 5/1/49	185,000	186,638
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	35,000	35,259
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	250,000	265,803
5% 7/1/29	355,000	377,141
5% 7/1/32	1,485,000	1,573,868
Series 2016 A, 5% 7/1/33	160,000	172,248
Epperson North Cmnty. Dev. District Series 2021 A:
3.4% 11/1/41	250,000	200,580
4% 11/1/51	380,000	319,501
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,580,000	4,097,770
FAU Fin. Corp. Cap. Impt. (Student Hsg. Proj.) Series 2019 A:
5% 7/1/36	965,000	1,058,800
5% 7/1/38	965,000	1,049,067
5% 7/1/39	600,000	650,974
Fishhawk Cmnty. Dev. District IV Spl. Assessment Rev. Series 2013 A, 7.25% 5/1/43	300,000	306,024
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 C, 3.15% 6/1/29	500,000	503,038
Series 2017 C, 4% 6/1/32	1,000,000	1,051,181
Florida Dev. Fin. Corp.:
(The Glenridge On Palmer Ranch Proj.) Series 2021, 5% 6/1/51	1,790,000	1,557,010
(The Mayflower Retirement Cmnty. Proj.) Series 2021 A:
4% 6/1/36 (f)	170,000	146,803
4% 6/1/46 (f)	105,000	81,806
Series 2021 A, 4% 6/1/41 (f)	100,000	81,971
Florida Dev. Fin. Corp. Edl. Facilities:
(Mater Academy Projs.):
Series 2020 A, 5% 6/15/50	500,000	507,754
Series 2022 A:
4% 6/15/52	195,000	166,200
5% 6/15/52	235,000	238,444
5% 6/15/56	595,000	600,924
(River City Science Academy Projs.):
Series 2021 A:
4% 7/1/35	30,000	27,529
4% 7/1/45	55,000	46,114
4% 7/1/55	80,000	63,342
Series 2022 A1:
5% 7/1/42	915,000	916,889
5% 7/1/51	825,000	813,420
5% 2/1/57	1,200,000	1,153,659
Series 2015 A, 6.125% 6/15/46 (f)	730,000	756,229
Series 2016 A, 4.75% 7/15/36 (f)	300,000	294,604
Series 2017 A, 6.125% 6/15/47 (f)	250,000	237,912
Series 2020 C:
5% 9/15/40 (f)	105,000	104,136
5% 9/15/50 (f)	210,000	201,442
Series 2021 A, 4% 7/1/51 (f)	135,000	110,236
Florida Dev. Fin. Corp. Healthcare Facility Rev.:
(UF Health Jacksonville Proj.) Series 2022 A:
4% 2/1/41 (Assured Guaranty Muni. Corp. Insured)	380,000	369,147
4% 2/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	386,227
4% 2/1/46 (Assured Guaranty Muni. Corp. Insured)	855,000	794,143
4% 2/1/52	300,000	250,251
5% 2/1/52	1,305,000	1,251,954
Series 2021 B, 4% 2/1/52	250,000	228,755
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(d)	1,000,000	994,858
Florida Dev. Fin. Corp. Solid Waste Disp. Rev. Series 2021, 3% 6/1/32 (d)	760,000	620,090
Florida Dev. Fin. Corp. Surface T:
Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 A, 6.5%, tender 1/1/29 (b)(d)(f)	790,000	716,359
Series 2019 B, 7.375% 1/1/49 (d)(f)	2,195,000	2,086,852
Florida Gen. Oblig. Series 2019 A:
4% 7/1/33	290,000	304,289
4% 7/1/34	445,000	464,796
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (f)	705,000	693,911
4.75% 6/1/38 (f)	1,220,000	1,199,991
5% 6/1/48 (f)	3,255,000	3,236,085
(Nova Southeastern Univ. Proj.) Series 2016:
5% 4/1/30	160,000	168,733
5% 4/1/31	375,000	394,395
5% 4/1/32	245,000	257,026
5% 4/1/36	140,000	145,356
(Ringling College Proj.) Series 2017, 4% 3/1/47	250,000	215,146
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/23	25,000	25,149
5% 3/1/24	15,000	15,222
5% 3/1/25	45,000	45,984
5% 3/1/49	270,000	255,965
Series 2019:
4% 10/1/37	240,000	219,829
4% 10/1/38	335,000	304,088
4% 10/1/39	400,000	360,123
4% 10/1/44	625,000	539,264
5% 10/1/22	15,000	15,021
5% 10/1/23	15,000	15,269
5% 10/1/27	35,000	37,022
5% 10/1/31	195,000	205,271
5% 10/1/33	270,000	280,784
5% 10/1/34	225,000	232,685
5% 10/1/35	125,000	128,985
5% 10/1/36	170,000	175,082
Florida Hsg. Fin. Corp. Rev.:
(Spl. Prog.) Series 2014 B, 3% 7/1/45	55,000	54,892
Series 2019 1, 4% 7/1/50	775,000	782,247
Series 2021 1, 3% 1/1/52	1,455,000	1,422,881
Series 2021 2, 3% 7/1/52	1,730,000	1,686,391
Series 2022 1, 3.5% 7/1/52	2,135,000	2,116,991
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	1,035,000	1,110,296
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/28	120,000	125,178
5% 10/1/29	815,000	848,181
5% 10/1/35	2,880,000	2,958,467
5% 10/1/40	480,000	489,847
Series 2015 C:
5% 10/1/30	400,000	413,386
5% 10/1/35	110,000	112,517
5% 10/1/40	245,000	248,965
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	20,000	22,386
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	320,000	346,236
5% 10/1/31	350,000	377,155
Series 2015 B:
5% 10/1/28	120,000	128,075
5% 10/1/29	70,000	74,604
5% 10/1/30	220,000	233,999
Fort Myers Util. Sys. Rev. Series 2019 A, 4% 10/1/44	225,000	215,660
Fort Pierce Utils. Auth. Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	965,000	903,134
Gainesville Utils. Sys. Rev.:
Series 2017 A:
5% 10/1/30	155,000	171,376
5% 10/1/35	280,000	303,601
Series 2019 A:
5% 10/1/44	750,000	806,537
5% 10/1/47	750,000	803,821
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	120,000	124,423
Series 2016:
5% 10/1/22 (d)	120,000	120,240
5% 10/1/24 (d)	365,000	379,403
5% 10/1/26 (d)	210,000	224,874
5% 10/1/27 (d)	120,000	129,934
Series 2017 A:
5% 10/1/25 (d)	40,000	42,218
5% 10/1/25 (Escrowed to Maturity) (d)	80,000	85,432
5% 10/1/27 (d)	55,000	59,553
5% 10/1/27 (Escrowed to Maturity) (d)	185,000	204,884
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	365,000	405,146
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	390,000	432,895
5% 10/1/31 (d)	1,050,000	1,127,563
5% 10/1/32 (d)	1,120,000	1,196,867
5% 10/1/34 (d)	730,000	770,033
5% 10/1/35 (d)	965,000	1,016,231
5% 10/1/36 (d)	910,000	956,919
5% 10/1/37 (d)	760,000	797,861
5% 10/1/42 (d)	1,145,000	1,183,181
5% 10/1/47 (d)	5,325,000	5,468,214
5% 10/1/52 (d)	440,000	450,816
Series 2019 A:
5% 10/1/33 (d)	500,000	537,306
5% 10/1/44 (d)	1,625,000	1,695,136
5% 10/1/54 (d)	5,920,000	6,129,066
Halifax Hosp. Med. Ctr. Rev.:
Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	205,000	212,752
5% 6/1/24	75,000	77,564
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	35,000	37,275
5% 6/1/29 (Pre-Refunded to 6/1/25 @ 100)	285,000	303,524
5% 6/1/30 (Pre-Refunded to 6/1/25 @ 100)	300,000	319,499
5% 6/1/46 (Pre-Refunded to 6/1/25 @ 100)	480,000	511,198
Series 2016, 5% 6/1/36	120,000	125,148
Hillsborough County Aviation Auth. Rev.:
Series 2018 E, 5% 10/1/43 (d)	1,275,000	1,325,206
Series 2018 F:
5% 10/1/37	95,000	103,182
5% 10/1/43	130,000	137,833
5% 10/1/48	140,000	147,233
Series 2022 A:
5% 10/1/29 (d)	260,000	286,817
5% 10/1/47 (d)	1,000,000	1,048,096
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A:
4% 8/1/50	2,400,000	2,060,967
4% 8/1/55	505,000	424,453
Hillsborough County Port District:
(Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (d)	240,000	259,873
5% 6/1/31 (d)	255,000	274,800
5% 6/1/46 (d)	1,475,000	1,539,133
Series 2018 B, 5% 6/1/38 (d)	375,000	395,804
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	445,000	472,880
Series 2020 A, 5% 7/1/27	320,000	349,557
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (f)	2,550,000	2,514,325
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 4% 10/1/36	750,000	753,978
Series 2020 A, 4% 10/1/37	1,475,000	1,464,070
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	110,000	120,048
5% 8/15/34	155,000	166,169
Jacksonville Sales Tax Rev.:
Series 2012 A, 5% 10/1/30	885,000	886,931
Series 2012, 5% 10/1/26	1,505,000	1,508,283
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,421
5% 10/1/24	30,000	31,569
5% 10/1/25	25,000	26,828
5% 10/1/26	20,000	21,857
5% 10/1/27	15,000	16,703
5% 10/1/28	30,000	33,900
5% 10/1/29	25,000	28,663
5% 10/1/30	20,000	23,167
5% 10/1/32	20,000	23,395
Jacksonville Trans. Rev. Series 2012 A:
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	680,000	681,512
5% 10/1/29 (Pre-Refunded to 10/1/22 @ 100)	2,170,000	2,174,823
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100)	725,000	726,612
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100)	560,000	561,245
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	120,000	124,957
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	124,957
Lakeland Hosp. Sys. Rev. Series 2015, 5% 11/15/34 (Pre-Refunded to 11/15/24 @ 100)	410,000	432,468
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018:
5.5% 5/1/39 (f)	170,000	173,788
5.65% 5/1/48 (f)	210,000	213,488
(Lakewood Centre North Proj.) Series 2015:
4.25% 5/1/25	5,000	5,028
4.875% 5/1/35	25,000	25,162
4.875% 5/1/45	35,000	34,845
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
5.25% 5/1/37	510,000	517,114
5.375% 5/1/47	1,185,000	1,193,011
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	140,000	141,792
5.45% 5/1/48	245,000	247,032
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	250,000	251,765
5.125% 5/1/46	500,000	501,194
Laurel Road Cmnty. Dev. District Series 2021 A2, 3.125% 5/1/31	680,000	592,954
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/25 (d)	675,000	711,418
5% 10/1/26 (d)	1,990,000	2,125,444
5% 10/1/27 (d)	1,475,000	1,589,930
5% 10/1/30 (d)	500,000	550,282
5% 10/1/32 (d)	500,000	548,009
Series 2021 B:
5% 10/1/34 (d)	800,000	865,320
5% 10/1/37 (d)	1,000,000	1,066,956
5% 10/1/39 (d)	800,000	848,758
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (The Preserve Proj.) Series 2017 A:
5.375% 12/1/32 (f)	100,000	85,748
5.625% 12/1/37 (f)	220,000	181,134
5.75% 12/1/52 (f)	1,460,000	1,095,307
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	255,000	283,488
5% 8/1/28	130,000	146,846
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	65,000	69,217
5% 4/1/39	405,000	424,495
5% 4/1/44	2,350,000	2,445,216
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	160,000	177,434
Martin County Health Facilities Series 2015, 5% 11/15/45 (Pre-Refunded to 11/15/24 @ 100)	1,355,000	1,424,778
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	510,000	518,512
Series 2021 B, 4% 11/15/51	250,000	221,885
Miami Parking Sys. Rev. Series 2019:
4% 10/1/36	550,000	568,891
4% 10/1/39	300,000	301,867
Miami-Dade County:
Series 2021 A1, 4% 10/1/45 (Assured Guaranty Muni. Corp. Insured) (d)	3,125,000	2,904,070
Series 2021 B1, 4% 10/1/50 (d)	1,950,000	1,761,494
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	120,000	120,215
5% 10/1/23 (d)	935,000	937,968
5% 10/1/24 (d)	1,100,000	1,102,212
5% 10/1/28 (Pre-Refunded to 10/1/22 @ 100) (d)	1,055,000	1,057,258
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100) (d)	1,475,000	1,478,157
Series 2014 A:
5% 10/1/28 (d)	605,000	627,119
5% 10/1/33 (d)	1,020,000	1,049,625
5% 10/1/36 (d)	1,930,000	1,980,847
Series 2015 A:
5% 10/1/29 (d)	195,000	205,032
5% 10/1/31 (d)	160,000	167,453
5% 10/1/35 (d)	670,000	688,091
5% 10/1/38 (d)	225,000	233,093
Series 2016 A:
5% 10/1/29	175,000	187,433
5% 10/1/31	210,000	223,571
5% 10/1/41	3,915,000	4,082,717
Series 2017 B, 5% 10/1/40 (d)	2,825,000	2,924,610
Series 2019 A, 5% 10/1/49 (d)	3,110,000	3,178,182
Series 2020 A:
4% 10/1/34	160,000	158,302
4% 10/1/35	250,000	245,515
4% 10/1/37	130,000	126,424
4% 10/1/39	1,755,000	1,690,513
4% 10/1/41	455,000	431,962
5% 10/1/31	120,000	134,419
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/37	415,000	220,467
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	455,000	456,011
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A:
5% 4/1/40	3,355,000	3,439,616
5% 4/1/45	1,475,000	1,505,739
Series 2018 A, 5% 4/1/53	2,950,000	3,062,771
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	185,000	185,930
Series 2014 A:
5% 7/1/25	80,000	83,380
5% 7/1/27	55,000	57,264
5% 7/1/28	125,000	129,803
5% 7/1/29	55,000	57,024
Series 2014 B:
5% 7/1/26	305,000	317,720
5% 7/1/27	210,000	218,643
5% 7/1/28	120,000	124,415
5% 7/1/30	140,000	144,847
Series 2016 A:
5% 7/1/32	525,000	552,704
5% 7/1/33	445,000	467,667
Miami-Dade County Health Facilities Auth. Hosp. Rev.:
(Nicklaus Children's Hosp. Proj.) Series 2017:
5% 8/1/42	350,000	364,316
5% 8/1/47	1,565,000	1,617,020
Series 2021 A:
4% 8/1/46	250,000	236,324
4% 8/1/51	2,000,000	1,841,205
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	95,000	100,870
5% 5/1/29	1,185,000	1,243,224
Series 2015 B:
5% 5/1/27	165,000	173,800
5% 5/1/28	110,000	115,664
Series 2016 A:
5% 5/1/30	915,000	973,015
5% 5/1/32	1,775,000	1,878,083
Series 2016 B, 5% 8/1/26	250,000	272,138
Miami-Dade County School District:
Series 2015, 5% 3/15/26	100,000	105,771
Series 2022 A:
5% 3/15/34	1,000,000	1,154,158
5% 3/15/36	1,000,000	1,136,907
5% 3/15/47	1,000,000	1,085,010
Miami-Dade County Transit Sales Surtax Rev.:
Series 2020 A, 4% 7/1/49	2,100,000	1,900,830
Series 2022:
5% 7/1/45 (g)	1,850,000	2,019,245
5% 7/1/46 (g)	1,850,000	2,015,766
5% 7/1/51 (g)	2,500,000	2,700,283
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B:
4% 10/1/38	500,000	502,255
5% 10/1/31	950,000	1,006,704
Series 2017 C, 4% 10/1/44	950,000	880,945
Series 2019 B:
4% 10/1/49	4,515,000	4,082,390
5% 10/1/44	1,825,000	1,954,377
Series 2021:
4% 10/1/48	2,840,000	2,575,786
5% 10/1/32	495,000	569,290
Midtown Miami Cmnty. Dev. District:
(Infrastructure Proj.) Series 2014 B:
5% 5/1/29	55,000	55,301
5% 5/1/37	25,000	25,058
(Parking Garage Proj.) Series 2014 A, 5% 5/1/37	45,000	45,105
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/42	1,235,000	1,255,571
North Sumter County Util. Dependent District:
(Sumter Wtr. Conservation Auth. Proj.) Series 2021:
5% 10/1/46 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,143,372
5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,212,844
Series 2019, 5% 10/1/54	250,000	264,592
Orange County Health Facilities Auth.:
Series 2016 A:
5% 10/1/39	1,875,000	1,962,440
5% 10/1/44	280,000	290,905
Series 2016, 5% 8/1/47	1,145,000	1,196,540
Series 2019 A, 5% 10/1/47	1,030,000	1,063,003
Series 2022, 4% 10/1/52	1,325,000	1,198,233
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	55,000	58,702
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	445,000	454,777
Orlando Tourist Dev. Tax Rev. Series 2017 A, 5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	105,000	113,899
Osceola County Trans. Impt. Rev.:
Series 2019 A1:
5% 10/1/44	160,000	166,472
5% 10/1/49	720,000	743,800
Series 2019 A2:
0% 10/1/35	115,000	63,227
0% 10/1/36	140,000	72,998
0% 10/1/37	50,000	24,771
0% 10/1/38	160,000	75,165
0% 10/1/39	195,000	86,629
0% 10/1/40	210,000	88,428
0% 10/1/41	230,000	91,452
0% 10/1/42	185,000	69,590
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	165,000	171,511
5% 10/1/27 (d)	120,000	128,151
5% 10/1/29 (d)	125,000	133,387
5% 10/1/30 (d)	225,000	239,338
5% 10/1/31 (d)	160,000	169,649
5% 10/1/32 (d)	245,000	258,735
5% 10/1/33 (d)	525,000	553,295
5% 10/1/34 (d)	545,000	573,444
5% 10/1/35 (d)	575,000	604,184
Palm Beach County Health Facilities:
Series 2018 A, 5% 11/15/45	1,180,000	1,226,433
Series 2020 B, 5% 11/15/42	190,000	200,714
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/47	2,105,000	2,111,078
5% 11/1/52	270,000	269,430
Series 2014, 5% 12/1/22 (Escrowed to Maturity)	80,000	80,511
Series 2019, 4% 8/15/49	5,970,000	5,619,695
Palm Beach County Health Facilities Auth. Rev.:
Series 2020 A, 5% 6/1/55	305,000	302,064
Series 2020 B2, 2.625% 6/1/25	1,200,000	1,200,000
Series 2022:
4% 6/1/31	80,000	74,275
4% 6/1/36	690,000	611,841
4% 6/1/41	375,000	317,096
4.25% 6/1/56	1,500,000	1,219,482
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	680,000	722,034
5% 8/1/29	730,000	773,652
Series 2018 A, 5% 8/1/24	40,000	41,870
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	130,000	142,782
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,115,000	1,062,370
Pompano Beach Rev. (John Knox Village Proj.):
Series 2020:
4% 9/1/40	40,000	36,624
4% 9/1/50	1,130,000	971,353
Series 2021 A:
4% 9/1/51	1,065,000	897,130
4% 9/1/56	1,205,000	993,680
Series 2021 B2, 1.45% 1/1/27	155,000	138,165
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	750,000	806,024
Reunion East Cmnty. Dev. District Series 2022 A2, 7.375% 5/1/33	205,000	2
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	140,000	142,726
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	195,000	191,080
5% 1/1/42	225,000	215,568
5% 1/1/47	450,000	420,555
5% 1/1/52	950,000	875,971
Sarasota County Pub. Hosp. Board Series 1998 B:
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,038,450
5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	918,365
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	2,950,000	3,104,337
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	430,000	394,412
4.25% 5/1/53	570,000	504,176
Seminole County Wtr. & Swr. Rev. Series 2015 A, 4% 10/1/29	450,000	468,773
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	945,000	834,855
South Broward Hosp. District Rev.:
Series 2018, 4% 5/1/48	1,500,000	1,407,579
Series 2021 A, 3% 5/1/51	750,000	567,582
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	30,000	32,476
5% 10/1/28	225,000	242,688
5% 10/1/29	605,000	651,059
5% 10/1/30	110,000	118,141
5% 10/1/32	950,000	1,019,303
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	305,000	303,940
5% 8/15/26	415,000	447,396
5% 8/15/27	270,000	295,515
5% 8/15/28	285,000	315,726
5% 8/15/29	85,000	93,706
5% 8/15/30	395,000	433,083
5% 8/15/31	380,000	413,193
5% 8/15/32	505,000	542,889
5% 8/15/34	790,000	839,891
5% 8/15/35	565,000	598,347
5% 8/15/37	280,000	294,922
5% 8/15/42	2,940,000	3,061,159
5% 8/15/47	3,910,000	4,049,784
St. Johns County Indl. Dev. Auth. (Vicars Landing Proj.) Series 2021 A:
4% 12/15/27	20,000	19,214
4% 12/15/28	20,000	18,983
4% 12/15/29	20,000	18,732
4% 12/15/30	20,000	18,501
4% 12/15/31	20,000	18,290
4% 12/15/36	100,000	86,538
4% 12/15/41	75,000	61,724
4% 12/15/46	75,000	58,752
4% 12/15/50	70,000	53,376
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	50,000	52,259
5% 7/1/25	95,000	101,515
Sterling Hill Cmnty. Dev. District Series 2003 B, 5.5% 11/1/10	9,503	5,132
Sumter County Indl. Dev. Auth. Hosp. Rev.:
(Central Florida Health Alliance Projs.) Series 2014 A:
5.125% 7/1/34	100,000	102,040
5.25% 7/1/44	1,180,000	1,200,760
Series 2014 A:
5% 7/1/26	50,000	51,310
5% 7/1/29	45,000	46,066
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	80,000	83,791
5% 12/1/36	60,000	61,976
5% 12/1/41	135,000	138,425
5% 12/1/55	315,000	318,897
Series 2015 A, 5% 12/1/40	435,000	444,810
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2022 A, 5.25% 10/1/57	4,140,000	4,708,138
Tampa Hosp. Rev.:
(H. Lee Moffit Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/38	65,000	63,126
(H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	60,000	62,631
Series 2020 B:
4% 7/1/39	65,000	62,634
4% 7/1/45	905,000	840,956
5% 7/1/40	145,000	154,348
5% 7/1/50	4,850,000	5,055,927
Tampa Non-Ad Valorem Impt. Rev. Series 2021 C, 3% 10/1/36	250,000	229,314
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015:
5% 4/1/40	350,000	358,568
5% 4/1/45	860,000	877,712
Tampa Sports Auth. Rev. Series 1995, 6.1% 10/1/26	190,000	203,304
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	305,000	185,044
0% 9/1/35	165,000	94,958
0% 9/1/36	255,000	139,079
0% 9/1/37	685,000	353,055
0% 9/1/38	230,000	111,781
0% 9/1/39	220,000	100,954
0% 9/1/40	290,000	125,890
0% 9/1/41	165,000	67,830
0% 9/1/42	165,000	63,753
0% 9/1/45	120,000	39,076
0% 9/1/49	1,835,000	484,675
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	4,425,000	4,652,586
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	55,000	53,693
Viera Stewardship District Spl. Assessment Rev.:
(Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	290,000	244,286
Series 2021, 3.125% 5/1/41	100,000	78,048
Village Cmnty. Dev. District:
Series 2020, 3.5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	750,000	710,748
Series 2022:
5.375% 5/1/42	2,345,000	2,439,600
5.5% 5/1/53	1,085,000	1,128,913
Village Cmnty. Dev. District # 10. Spl. Assessment Rev. Series 2014:
5.125% 5/1/24	160,000	161,631
5.75% 5/1/31	455,000	460,429
6% 5/1/44	590,000	597,423
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.):
Series 2017, 5% 10/15/47	665,000	690,097
Series 2020 A:
5% 10/15/44	215,000	226,613
5% 10/15/49	405,000	424,929
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	120,000	128,898
5% 8/1/30 (Build America Mutual Assurance Insured)	65,000	69,754
5% 8/1/31 (Build America Mutual Assurance Insured)	125,000	133,931
5% 8/1/32 (Build America Mutual Assurance Insured)	605,000	647,614
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	215,000	224,927
5% 8/1/26	40,000	41,824
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	1,150,000	1,280,132
5% 3/1/35	1,100,000	1,220,925
Wildwood Util. Dependent District (South Sumter Util. Proj.) Series 2021, 5% 10/1/52	1,000,000	1,051,116
TOTAL FLORIDA		369,332,038
Georgia - 2.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 D:
4% 7/1/35 (d)	1,590,000	1,553,958
4% 7/1/37 (d)	1,590,000	1,536,554
4% 7/1/39 (d)	1,065,000	1,021,305
4% 7/1/40 (d)	480,000	459,237
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/33	740,000	760,779
Series 2014 C, 5% 1/1/29 (d)	415,000	425,214
Series 2019 B:
5% 7/1/25 (d)	330,000	347,629
5% 7/1/44 (d)	2,090,000	2,168,634
Atlanta Dev. Auth. Rev. (New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	670,000	699,999
5.25% 7/1/44	3,245,000	3,378,271
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29	505,000	267,650
6.75% 1/1/35	2,745,000	1,454,850
7% 1/1/40	2,910,000	1,542,300
Atlanta Urban Redev. Agcy.:
(Atlanta Beltine Trail Completion Proj.) Series 2021, 2.375% 7/1/26 (f)	140,000	133,718
Series 2021 A:
2.875% 7/1/31 (f)	165,000	150,567
3.625% 7/1/42 (f)	340,000	297,071
Series 2021, 3.875% 7/1/51 (f)	430,000	370,450
Atlanta Wtr. & Wastewtr. Rev.:
Series 2001, 5.5% 11/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	263,380
Series 2015, 5% 11/1/27	120,000	128,084
Series 2018 C, 4% 11/1/37	500,000	504,894
Bainbridge Combined Utils. Rev. Series 2021, 4% 12/1/51	1,315,000	1,232,367
Bibb County Dev. Auth. Rev.:
(USG Real Estate Foundation IX, LLC Proj.) Series 2019, 4% 6/1/44	180,000	167,993
Series 2011 A, 5.75% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	595,000	596,123
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/44	2,075,000	2,005,535
4% 7/1/49	2,900,000	2,760,982
5% 7/1/33	250,000	278,378
5% 7/1/36	400,000	440,161
5% 7/1/37	250,000	274,050
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	410,000	400,055
2.25%, tender 5/25/23 (b)	2,110,000	2,097,438
Series 2013 1st, 2.925%, tender 3/12/24 (b)	4,420,000	4,379,569
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,825,000	1,739,339
Series 1995, 2.25%, tender 5/25/23 (b)	1,090,000	1,080,715
Cedartown Polk County Hosp. Auth. (Polk Med. Ctr. Proj.) Series 2016, 5% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	250,000	272,169
Cobb County Dev. Auth.:
(Kennesaw State Univ. Real Estate Foundations Projs.) Series 2015 C, 5% 7/15/30	135,000	137,958
Series 2015 C, 5% 7/15/33	240,000	243,765
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.):
Series 2020 A, 5% 4/1/50	360,000	373,703
Series 2020 B:
4% 4/1/32	70,000	71,154
4% 4/1/34	70,000	70,219
4% 4/1/36	65,000	64,762
4% 4/1/39	60,000	58,816
5% 4/1/31	60,000	66,573
5% 4/1/37	65,000	69,393
5% 4/1/38	70,000	74,529
Series 2022 A, 4% 4/1/52	470,000	432,254
Series 2022 A, 4% 4/1/52	375,000	342,442
Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. Series 1993, 5.625% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	173,802
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,200,000	1,326,154
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,970,000	7,320,454
Dalton Gen. Oblig. Series 2018, 5% 2/1/42	2,510,000	2,733,886
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/28	1,125,000	1,127,577
5.25% 10/1/29	300,000	300,679
5.25% 10/1/30	925,000	927,075
5.25% 10/1/36	420,000	420,816
5.25% 10/1/41	835,000	836,497
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	75,000	82,784
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	685,000	703,746
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	775,000	819,058
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2017 A:
5% 4/1/37	390,000	409,349
5% 4/1/42	1,455,000	1,512,688
5% 4/1/47	605,000	625,909
Series 2020 A, 4% 4/1/50	1,510,000	1,406,391
Fulton County Dev. Auth. Rev.:
(Piedmont Healthcare, Inc. Proj.) Series 2019 A, 4% 7/1/49	3,245,000	3,016,176
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	1,085,000	1,146,450
Series 2019 C:
5% 7/1/28	85,000	95,694
5% 7/1/38	70,000	76,453
Series 2019:
4% 6/15/49	340,000	320,586
5% 6/15/44	420,000	457,841
Fulton County Residential Care Facilities:
(Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (f)	335,000	286,097
5% 4/1/54 (f)	535,000	444,564
Series 2021 A:
4% 4/1/41 (f)	420,000	325,475
4% 4/1/51 (f)	1,195,000	856,162
(Lenbrook Square Foundation, Inc. Proj.) Series 2016, 5% 7/1/36	250,000	253,635
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	590,000	615,598
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A:
5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	3,245,000	3,461,501
5.5% 8/15/54 (Pre-Refunded to 2/15/25 @ 100)	900,000	965,372
Series 2017 A:
5% 2/15/42	1,610,000	1,676,221
5% 2/15/45	1,840,000	1,904,559
Series 2017 B, 5.5% 2/15/42	1,405,000	1,504,209
Georgia Higher Ed. Facilities Auth. Rev.:
(USG Real Estate Foundation II, LLC Projs.) Series 2019, 5% 6/15/34	265,000	291,920
(USG Real Estate Roundation II, LLC Projs.) Series 2019, 5% 6/15/35	240,000	263,715
Georgia Hsg. & Fin. Auth. Rev.:
Series 2014 A1, 4% 6/1/44	45,000	45,158
Series 2017 A, 4% 12/1/47	330,000	332,047
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1994 EE, 7.25% 1/1/24 (AMBAC Insured)	120,000	127,431
Series 2015 A, 5% 1/1/35	750,000	774,907
Series 2018 A:
5% 1/1/26	205,000	218,567
5% 1/1/27	375,000	405,879
5% 1/1/28	105,000	115,367
Series 2018 HH:
5% 1/1/26	1,070,000	1,140,811
5% 1/1/27	605,000	654,817
5% 1/1/28	630,000	692,203
Series 2019 A:
4% 1/1/49	400,000	371,619
4% 1/1/49	460,000	423,256
5% 1/1/26	80,000	85,085
5% 1/1/30	50,000	54,819
5% 1/1/32	50,000	53,897
5% 1/1/34	105,000	111,389
5% 1/1/35	50,000	52,736
5% 1/1/36	65,000	68,277
5% 1/1/37	60,000	62,815
5% 1/1/38	65,000	67,891
5% 1/1/39	80,000	83,404
5% 1/1/44	265,000	273,742
5% 1/1/49	3,720,000	3,819,484
5% 1/1/49	5,250,000	5,489,047
5% 1/1/56	810,000	835,412
5% 1/1/59	800,000	834,295
5% 1/1/59	1,500,000	1,564,303
5% 1/1/63	415,000	428,020
Series 2019 B2, 4% 1/1/49	1,300,000	1,143,344
Series 2020 A:
5% 1/1/45	720,000	748,859
5% 1/1/50	540,000	559,183
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	775,000	778,811
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	465,000	463,540
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	705,000	690,399
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	430,000	421,095
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	483,512
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	360,000	345,741
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	255,000	240,174
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	160,000	148,876
4% 1/1/51	240,000	215,582
4% 1/1/51	240,000	219,487
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	365,000	404,369
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	705,000	765,144
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	415,000	450,404
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	625,000	673,607
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	440,000	474,220
5% 1/1/56	480,000	494,719
5% 1/1/56	245,000	252,513
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	875,000	904,038
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	575,000	594,082
5% 1/1/63	750,000	756,213
Series GG:
5% 1/1/23	90,000	90,770
5% 1/1/26	650,000	654,850
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	415,000	415,762
5% 10/1/24	90,000	90,185
Georgia Port Auth. Rev. Series 2022:
4% 7/1/47	510,000	488,824
4% 7/1/52	805,000	764,169
5.25% 7/1/52	3,025,000	3,357,421
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	1,415,000	1,627,639
5% 6/1/32	2,120,000	2,420,643
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	270,000	236,351
5% 8/1/39	250,000	254,011
5% 8/1/43	330,000	333,889
5% 8/1/47	695,000	699,099
(Southwest Georgia Health Sys. Proj.) Series 2020:
4% 8/1/35	65,000	60,756
4% 8/1/36	70,000	65,885
4% 8/1/37	45,000	42,022
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/37	440,000	461,830
Hosp. Auth. of Savannah Auth. Rev.:
Series 2013 A, 5.5% 7/1/31	550,000	560,123
Series 2019 A:
4% 7/1/35	275,000	270,371
4% 7/1/36	1,090,000	1,069,171
4% 7/1/39	140,000	134,418
4% 7/1/43	1,285,000	1,179,885
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (f)	40,000	40,307
5.75% 6/15/37 (f)	220,000	225,143
5.875% 6/15/47 (f)	350,000	356,307
6% 6/15/52 (f)	215,000	219,993
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 2.34%, tender 9/4/22 (b)(c)	2,200,000	2,185,787
Series 2018 C, 4%, tender 12/1/23 (b)	5,010,000	5,093,373
Series 2019 B, 4%, tender 12/2/24 (b)	2,690,000	2,752,496
Series 2019 C, 4%, tender 9/1/26 (b)	7,520,000	7,541,118
Series 2021 A, 4%, tender 9/1/27 (b)	40,640,000	41,278,406
Series 2021 C, 4%, tender 12/1/28 (b)	3,795,000	3,783,764
Series 2022 B, 5%, tender 6/1/29 (b)	2,825,000	2,966,027
Series 2022 E, 4%, tender 12/1/29 (b)	16,420,000	16,252,979
Series 2019 A:
4% 5/15/39	250,000	231,371
5% 5/15/31	2,410,000	2,552,928
5% 5/15/32	740,000	779,697
5% 5/15/34	480,000	501,073
5% 5/15/35	250,000	264,824
5% 5/15/36	500,000	528,538
5% 5/15/43	865,000	886,336
5% 5/15/49	920,000	960,722
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/26	2,590,000	2,775,696
5.5% 9/15/28	370,000	404,963
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (f)	485,000	502,093
5% 11/1/37 (f)	395,000	400,533
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (f)	1,550,000	1,554,790
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	70,000	67,431
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,050,000	1,000,716
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	15,000	16,026
5% 4/1/27	10,000	10,858
5% 4/1/28	25,000	27,492
5% 4/1/29	20,000	22,247
5% 4/1/30	15,000	16,785
5% 4/1/31	20,000	22,441
5% 4/1/32	15,000	16,846
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2015, 5% 10/1/45	250,000	255,723
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	610,000	634,372
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	705,000	686,821
4% 4/1/38	85,000	82,296
4% 4/1/40	80,000	75,694
4% 4/1/44	1,500,000	1,386,776
5% 4/1/27	25,000	27,067
5% 4/1/30	390,000	435,291
5% 4/1/31	40,000	44,914
5% 4/1/36	490,000	536,641
Series 2016 B, 5% 10/1/38	865,000	928,326
Series 2020 B:
4% 9/1/37	950,000	965,705
4% 9/1/38	1,425,000	1,438,480
4% 9/1/40	2,250,000	2,251,062
5% 9/1/25	875,000	939,968
5% 9/1/30	1,000,000	1,170,769
5% 9/1/31	155,000	179,064
5% 9/1/32	895,000	1,029,243
5% 9/1/33	140,000	159,963
Series A:
5% 6/1/23	25,000	25,448
5% 6/1/24	45,000	46,530
Savannah Econ. Dev. Auth. Rev. (The Marshes of Skidaway Island Proj.) Series 2013, 7.25% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	1,345,000	1,427,196
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	390,000	344,471
4% 1/1/36	680,000	636,604
4% 1/1/54	5,440,000	4,649,567
Series 2021 B:
3.625% 1/1/31 (f)	505,000	450,205
5% 1/1/36 (f)	710,000	673,047
5% 1/1/54 (f)	4,145,000	3,529,678
TOTAL GEORGIA		243,827,770
Guam - 0.1%
Guam Dept. of Ed. (John F. Kennedy High School Rfdg. And Energy Efficiency Proj.) Series 2020 A, 5% 2/1/40	250,000	246,535
Guam Govt. Bus. Privilege Tax Rev.:
Series 2015 D, 5% 11/15/39	600,000	608,354
Series 2021 F:
4% 1/1/42	705,000	622,855
5% 1/1/28	60,000	63,140
5% 1/1/29	315,000	332,911
5% 1/1/30	375,000	395,927
5% 1/1/31	395,000	414,478
Series 2021, 4% 1/1/36	2,115,000	1,984,034
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.125% 10/1/43 (Pre-Refunded to 10/1/23 @ 100) (d)	500,000	518,789
Series 2021 A:
3.839% 10/1/36	180,000	155,253
4.46% 10/1/43	205,000	172,815
Series 2023 A:
5.25% 10/1/30 (d)(g)	1,500,000	1,526,319
5.375% 10/1/40 (d)(g)	525,000	511,392
Guam Pwr. Auth. Rev.:
Series 2012 A, 5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	750,000	751,513
Series 2022 A:
5% 10/1/41	1,000,000	1,046,360
5% 10/1/44	1,350,000	1,401,263
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2013, 5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	250,000	256,410
Series 2016, 5% 1/1/46	750,000	771,228
Series 2017, 5% 7/1/40	250,000	260,080
Series 2020 A, 5% 1/1/50	1,760,000	1,828,807
Port Auth. of Guam Port Rev. Series 2018 A, 5% 7/1/48	250,000	261,909
TOTAL GUAM		14,130,372
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	910,000	937,653
Series 2018 A:
5% 7/1/29 (d)	155,000	168,311
5% 7/1/30 (d)	185,000	199,950
5% 7/1/31 (d)	175,000	187,646
5% 7/1/32 (d)	185,000	197,352
5% 7/1/33 (d)	185,000	196,603
5% 7/1/43 (d)	1,770,000	1,831,582
5% 7/1/48 (d)	10,030,000	10,329,278
Series 2022 A, 4% 7/1/40 (d)	250,000	234,689
Hawaii Dept. Budget & Fin. Spl. Purp. Sr. Living Rev. Series 2012:
5.125% 11/15/32	185,000	185,927
5.25% 11/15/37	295,000	296,353
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Series 2013 A, 6.875% 7/1/43 (f)	300,000	303,646
Series 2017 B, 4% 3/1/37 (d)	250,000	240,960
Series 2019, 3.5% 10/1/49 (d)	1,400,000	1,098,494
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	235,000	255,811
Series 2020 A:
4% 7/1/33 (d)	100,000	104,118
4% 7/1/34 (d)	85,000	87,509
4% 7/1/35 (d)	60,000	61,125
4% 7/1/36 (d)	150,000	151,372
Series 2020 C:
4% 7/1/37	60,000	61,202
4% 7/1/38	70,000	70,839
4% 7/1/40	60,000	60,026
Series FG, 5% 10/1/27	65,000	71,328
Hawaii Hwy. Rev. Series 2019 A, 5% 1/1/39	250,000	273,705
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	4,975,000	5,702,351
Series 2018 A, 5% 9/1/41	130,000	141,534
Series 2019 A, 5% 9/1/24	50,000	52,564
Series 2021 B, 5% 7/1/29	360,000	414,599
Series 2022 A:
5% 11/1/24	605,000	638,504
5% 11/1/25	270,000	291,270
5% 11/1/27	1,075,000	1,206,947
Honolulu City and County Wastewtr. Sys.:
Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	55,000	58,912
Series 2022 A, 5% 7/1/51	1,200,000	1,334,539
Kauai County Hawaii Cmnty. Facilities D Series 2022:
4.375% 5/15/42	250,000	230,839
5% 5/15/51	500,000	507,261
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	245,000	250,076
5.25% 8/1/25 (d)	305,000	310,894
TOTAL HAWAII		28,745,769
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.):
Series 2014 A, 5% 3/1/39	2,575,000	2,612,591
Series 2021 A, 4% 3/1/46	255,000	238,351
Series 2015 ID:
5% 12/1/24	30,000	31,642
5.5% 12/1/26	65,000	70,129
5.5% 12/1/27	180,000	193,855
Series 2021 A, 4% 3/1/51	515,000	473,649
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	40,000	41,814
5% 7/15/25	40,000	42,687
5% 7/15/26	30,000	32,640
5% 7/15/27	100,000	110,837
Series 2019 A:
4% 1/1/50	130,000	131,292
5% 7/15/36	1,650,000	1,819,575
5% 7/15/37	1,250,000	1,366,861
Series 2021 A:
5% 7/15/29	190,000	216,241
5% 7/15/30	65,000	74,788
5% 7/15/31	40,000	46,064
5% 7/15/32	80,000	91,721
Idaho Hsg. and Fin. Assoc. (Gem Prep: Meridian Proj.) Series 2022 A, 4% 5/1/57	250,000	211,792
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (d)	640,000	642,284
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment Series 2021, 3.75% 9/1/51 (f)	3,027,000	2,335,969
TOTAL IDAHO		10,784,782
Illinois - 6.5%
Bridgeview Fin. Corp. Series 2017 A, 5% 12/1/42	250,000	197,876
Bridgeview Gen. Oblig.:
Series 2005, 5.14% 12/1/36	1,960,000	1,802,893
Series 2015 A, 5.625% 12/1/41	250,000	250,346
Carol Stream Park District Dupage County Series 2020 C:
3% 11/1/32	265,000	254,797
4% 11/1/27	40,000	42,609
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	5,000	5,251
4% 6/1/27	55,000	58,225
4% 6/1/28	40,000	42,735
4% 6/1/29	100,000	107,627
4% 6/1/30	65,000	69,562
4% 6/1/31	80,000	84,930
4% 6/1/34	65,000	67,610
4% 6/1/35	85,000	87,648
4% 6/1/36	100,000	102,345
Series 2020 A:
5% 1/1/29	45,000	50,690
5% 1/1/30	40,000	44,961
5% 1/1/31	55,000	61,590
5% 1/1/33	105,000	116,736
Chicago Board of Ed.:
Series 1998 B, 0% 12/1/30	250,000	180,753
Series 1998 B1:
0% 12/1/23	3,115,000	2,983,008
0% 12/1/26 (FGIC Insured)	725,000	624,140
0% 12/1/27 (FGIC Insured)	2,180,000	1,805,178
0% 12/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830,000	658,919
0% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	1,995,000	1,552,163
Series 1999 A:
0% 12/1/22	300,000	297,529
0% 12/1/23 (FGIC Insured)	280,000	268,136
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,721,764
0% 12/1/27 (FGIC Insured)	250,000	207,016
0% 12/1/28 (FGIC Insured)	2,110,000	1,675,084
0% 12/1/29	700,000	531,221
0% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	220,519
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,473,180
5.5% 12/1/26 (Assured Guaranty Corp. Insured) (FGIC Insured)	500,000	535,414
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	95,000	94,352
Series 2005 A:
5.5% 12/1/27 (AMBAC Insured)	520,000	569,480
5.5% 12/1/29 (AMBAC Insured)	165,000	184,682
5.5% 12/1/30 (AMBAC Insured)	120,000	135,302
5.5% 12/1/31 (AMBAC Insured)	330,000	374,063
Series 2012 A, 5% 12/1/42	2,605,000	2,585,138
Series 2013 A, 5.5% 12/1/28 (AMBAC Insured)	245,000	271,555
Series 2015 C:
5.25% 12/1/35	130,000	131,714
5.25% 12/1/39	260,000	265,191
Series 2016 A, 7% 12/1/44	505,000	549,879
Series 2016 B, 6.5% 12/1/46	40,000	43,428
Series 2016, 6% 4/1/46	5,950,000	6,358,855
Series 2017 A, 7% 12/1/46 (f)	640,000	720,248
Series 2017 B, 7% 12/1/42 (f)	300,000	339,479
Series 2017 C:
5% 12/1/24	805,000	832,943
5% 12/1/25	560,000	586,098
5% 12/1/26	65,000	68,723
5% 12/1/30	310,000	323,777
Series 2017 D:
5% 12/1/23	360,000	367,395
5% 12/1/24	215,000	222,463
5% 12/1/31	475,000	495,003
Series 2017 G:
5% 12/1/34	750,000	778,730
5% 12/1/44	420,000	429,766
Series 2017 H:
5% 12/1/36	1,350,000	1,397,754
5% 12/1/46	1,320,000	1,348,201
Series 2017:
5% 4/1/36	215,000	223,095
5% 4/1/37	210,000	217,490
5% 4/1/42	655,000	673,645
5% 4/1/46	1,200,000	1,229,103
Series 2018 A:
5% 12/1/24 (Assured Guaranty Muni. Corp. Insured)	295,000	307,786
5% 12/1/25	70,000	73,262
5% 12/1/26	70,000	74,009
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	950,000	1,027,273
5% 12/1/28	575,000	613,970
5% 12/1/29	250,000	265,272
5% 12/1/30	835,000	882,536
5% 12/1/32	100,000	104,604
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	100,000	105,257
5% 12/1/35	70,000	72,656
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	100,000	105,054
Series 2018 C:
5% 12/1/24	100,000	103,471
5% 12/1/25	580,000	607,030
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	534,450
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,170,520
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	900,000	954,095
5% 12/1/46	5,935,000	6,082,825
Series 2018:
5% 4/1/38	290,000	301,056
5% 4/1/42	1,060,000	1,093,410
5% 4/1/46	300,000	307,951
Series 2019 A:
5% 12/1/23	140,000	142,876
5% 12/1/25	140,000	146,525
5% 12/1/26	115,000	121,586
5% 12/1/28	405,000	432,448
5% 12/1/29	175,000	186,948
5% 12/1/30	1,040,000	1,107,502
5% 12/1/31	465,000	490,428
5% 12/1/33	1,090,000	1,140,387
Series 2021 A:
5% 12/1/34	600,000	629,797
5% 12/1/35	2,500,000	2,618,541
5% 12/1/36	195,000	203,835
5% 12/1/38	675,000	702,476
5% 12/1/39	385,000	399,606
5% 12/1/40	2,305,000	2,387,345
Series 2021 B:
5% 12/1/30	300,000	320,853
5% 12/1/36	615,000	642,865
Series 2022 A:
4% 12/1/47	1,485,000	1,301,737
5% 12/1/43	2,725,000	2,799,955
5% 12/1/47	8,665,000	8,835,694
Series 2022 B:
4% 12/1/35	1,535,000	1,473,545
4% 12/1/36	2,880,000	2,738,391
4% 12/1/39	1,000,000	930,614
4% 12/1/40	265,000	244,797
4% 12/1/41	775,000	708,525
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,516,284
(City Colleges Proj.) Series 1999, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065,000	1,821,088
Series 2000 A, 0% 1/1/27	315,000	266,832
Series 2005 D, 5.5% 1/1/40	1,690,000	1,743,856
Series 2007 E, 5.5% 1/1/35	210,000	217,531
Series 2013 A, 5.5% 1/1/33	195,000	202,230
Series 2014 A:
5% 1/1/35	250,000	253,638
5.25% 1/1/29	475,000	485,375
Series 2015 C, 5% 1/1/25	340,000	354,204
Series 2017 A:
5.625% 1/1/31	60,000	64,484
5.75% 1/1/34	250,000	268,016
6% 1/1/38	8,075,000	8,679,800
6% 1/1/38	750,000	810,066
Series 2019 A:
5% 1/1/39	820,000	849,353
5% 1/1/40	740,000	764,683
5% 1/1/44	5,350,000	5,488,811
5.5% 1/1/35	565,000	608,561
5.5% 1/1/49	4,180,000	4,400,713
Series 2020 A:
5% 1/1/25	155,000	161,476
5% 1/1/26	1,055,000	1,113,123
5% 1/1/27	2,050,000	2,181,802
5% 1/1/28	2,955,000	3,159,805
5% 1/1/29	3,820,000	4,088,896
5% 1/1/30	4,125,000	4,414,385
5% 1/1/31	130,000	137,901
5% 1/1/32	85,000	89,737
Series 2021 A:
4% 1/1/36	1,250,000	1,178,085
5% 1/1/29	1,670,000	1,787,554
5% 1/1/31	95,000	101,231
5% 1/1/32	4,245,000	4,487,515
5% 1/1/33	1,990,000	2,094,178
5% 1/1/34	705,000	738,623
Series 2021 B:
4% 1/1/32	82,000	80,380
4% 1/1/38	110,000	101,779
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 A, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	2,650,000	2,801,002
Series 2014 B, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	2,435,000	2,573,751
Series 2015 D, 5% 12/1/22	1,250,000	1,257,460
Series 2021 C, 5% 12/1/32	310,000	352,608
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	3,180,000	3,200,401
5.5% 1/1/29 (d)	565,000	569,413
Series 2013 B, 5% 1/1/25	40,000	40,301
Series 2014 A:
5% 1/1/27 (d)	1,255,000	1,285,974
5% 1/1/28 (d)	2,800,000	2,868,998
5% 1/1/31 (d)	325,000	332,210
5% 1/1/33 (d)	1,715,000	1,747,367
5% 1/1/34 (d)	1,025,000	1,043,366
Series 2016 A:
4% 1/1/33 (d)	905,000	890,532
5% 1/1/28 (d)	245,000	256,982
Series 2016 B:
4% 1/1/35	235,000	231,135
5% 1/1/36	495,000	515,800
5% 1/1/37	625,000	650,037
5% 1/1/41	335,000	346,870
5% 1/1/46	2,440,000	2,515,183
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/24 @ 100)	750,000	775,405
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	765,000	771,066
Series 2013 D:
5% 1/1/25	30,000	30,260
5.25% 1/1/31	95,000	95,761
Series 2013:
5.25% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	200,000	201,648
5.25% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	100,000	100,800
5.5% 1/1/43 (Assured Guaranty Muni. Corp. Insured)	400,000	403,027
5.75% 1/1/38	1,690,000	1,704,027
Series 2015 A:
5% 1/1/27 (d)	1,475,000	1,537,849
5% 1/1/31 (d)	735,000	758,121
5% 1/1/32 (d)	2,935,000	3,021,895
5% 1/1/34 (d)	1,975,000	2,024,850
Series 2015 B:
5% 1/1/28	635,000	668,310
5% 1/1/30	580,000	608,577
5% 1/1/32	65,000	67,961
Series 2015 C:
5% 1/1/31 (d)	785,000	809,693
5% 1/1/32 (d)	800,000	823,685
5% 1/1/33 (d)	725,000	745,306
5% 1/1/46 (d)	2,975,000	3,004,046
Series 2015 D, 5% 1/1/46	240,000	246,889
Series 2015:
5% 1/1/34 (d)	675,000	692,037
5% 1/1/35 (d)	120,000	122,608
Series 2016 B:
5% 1/1/34	900,000	950,032
5% 1/1/35	540,000	568,331
5% 1/1/41	360,000	376,077
Series 2016 C:
5% 1/1/32	265,000	281,403
5% 1/1/33	405,000	428,738
5% 1/1/34	470,000	496,128
Series 2016 D:
5% 1/1/47	3,420,000	3,551,448
5% 1/1/52	470,000	487,108
5.25% 1/1/42	470,000	498,063
Series 2016 G:
5% 1/1/37 (d)	245,000	252,295
5% 1/1/42 (d)	245,000	250,217
5% 1/1/47 (d)	395,000	400,920
5% 1/1/52 (d)	365,000	369,319
5.25% 1/1/29 (d)	40,000	42,898
5.25% 1/1/31 (d)	50,000	53,219
Series 2017 A, 5% 1/1/31	430,000	465,593
Series 2017 B:
5% 1/1/34	85,000	90,908
5% 1/1/35	395,000	421,520
5% 1/1/36	90,000	95,909
5% 1/1/37	1,395,000	1,483,034
5% 1/1/38	125,000	132,202
5% 1/1/39	280,000	295,739
Series 2017 C:
5% 1/1/30	75,000	81,556
5% 1/1/31	75,000	81,208
5% 1/1/32	80,000	86,345
Series 2017 D:
5% 1/1/28 (d)	365,000	388,588
5% 1/1/29 (d)	305,000	324,050
5% 1/1/32 (d)	330,000	346,051
5% 1/1/34 (d)	495,000	515,380
5% 1/1/35 (d)	365,000	378,458
5% 1/1/36 (d)	450,000	465,046
5% 1/1/37 (d)	245,000	252,295
5% 1/1/47 (d)	500,000	507,493
Series 2018 A:
5% 1/1/37 (d)	2,675,000	2,786,893
5% 1/1/38 (d)	70,000	72,759
5% 1/1/39 (d)	2,415,000	2,504,182
5% 1/1/48 (d)	1,995,000	2,032,479
5% 1/1/53 (d)	690,000	701,434
Series 2018 B:
5% 1/1/36	145,000	156,845
5% 1/1/37	210,000	225,779
5% 1/1/48	735,000	773,910
5% 1/1/53	90,000	94,148
Series 2020 A:
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,491,183
4% 1/1/37	1,690,000	1,661,196
4% 1/1/38	45,000	43,930
Series 2022 A:
4.5% 1/1/48 (g)	1,935,000	1,853,188
4.625% 1/1/53 (g)	2,325,000	2,249,461
5.5% 1/1/55 (d)(g)	740,000	787,330
Series 2022 C:
5% 1/1/37 (d)(g)	1,000,000	1,058,330
5% 1/1/38 (d)(g)	1,000,000	1,055,190
5% 1/1/39 (d)(g)	1,400,000	1,472,898
5% 1/1/41 (d)(g)	2,000,000	2,088,620
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/33 (d)	155,000	161,427
5% 7/1/38 (d)	715,000	734,159
5% 7/1/48 (d)	5,175,000	5,241,774
Chicago Park District Gen. Oblig.:
Series 2013 A, 5.75% 1/1/38 (Pre-Refunded to 1/1/24 @ 100)	500,000	521,816
Series 2020 C, 4% 1/1/38	250,000	241,043
Series 2020 D, 4% 1/1/34	750,000	745,589
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	1,000,000	1,035,856
Series 2017:
5% 12/1/46	855,000	888,013
5% 12/1/51	1,060,000	1,098,744
Series 2020 A:
4% 12/1/50	4,430,000	4,192,191
4% 12/1/50	1,205,000	1,094,234
4% 12/1/55	1,035,000	923,190
5% 12/1/45	2,390,000	2,542,218
5% 12/1/55	720,000	760,543
Series 2022, 5% 12/1/46	5,000,000	5,508,609
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	270,000	274,714
5% 6/1/24	35,000	36,373
5% 6/1/25	75,000	79,505
5% 6/1/26	120,000	129,531
Chicago Wastewtr. Transmission Rev.:
Series 2008 C:
5% 1/1/31	415,000	432,304
5% 1/1/33	140,000	145,221
5% 1/1/34	140,000	145,052
5% 1/1/35	140,000	144,491
5% 1/1/39	690,000	709,884
Series 2014, 5% 1/1/44	2,695,000	2,718,074
Series 2017 A:
5% 1/1/47	385,000	397,171
5.25% 1/1/42 (Assured Guaranty Muni. Corp. Insured)	500,000	534,598
Series 2017 B:
5% 1/1/30	850,000	921,050
5% 1/1/33	250,000	266,783
5% 1/1/36	970,000	1,026,069
5% 1/1/38	240,000	252,842
Chicago Wtr. Rev.:
Series 2004, 5% 11/1/25	280,000	294,449
Series 2012, 4% 11/1/37	400,000	400,128
Series 2014:
5% 11/1/39	2,855,000	2,922,049
5% 11/1/44	370,000	375,917
Series 2016 A1, 5% 11/1/27	190,000	201,747
Series 2017 2:
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	500,000	547,386
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	990,000	1,076,175
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	950,000	1,029,171
5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,561,033
5% 11/1/36 (Assured Guaranty Muni. Corp. Insured)	575,000	619,198
5% 11/1/38 (Assured Guaranty Muni. Corp. Insured)	500,000	537,043
Series 2017:
5% 11/1/29	240,000	256,776
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	821,353
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	25,000	25,230
5.25% 11/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	545,133
Cmnty. High School District # 212 Series 2016 C:
5% 12/1/30	500,000	527,141
5% 12/1/31	250,000	263,570
Cook County Cmnty. College District:
Series 2016, 5.5% 12/1/38	750,000	776,287
Series 2017, 5% 12/1/47	2,060,000	2,140,431
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	60,000	61,303
5% 3/1/25	55,000	58,347
5% 3/1/26	80,000	86,738
5% 3/1/27	80,000	88,670
5% 3/1/28	85,000	95,712
Cook County Forest Preservation District Series 2012 A, 5% 11/15/22	245,000	246,262
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/24	1,350,000	1,357,390
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	640,000	643,503
5% 11/15/29	520,000	522,847
5% 11/15/33	810,000	814,434
Series 2016 A:
5% 11/15/26	690,000	750,971
5% 11/15/27	340,000	367,377
5% 11/15/28	445,000	478,279
5% 11/15/29	890,000	953,292
5% 11/15/30	605,000	646,059
Series 2021 A:
5% 11/15/31	235,000	263,452
5% 11/15/32	155,000	172,590
5% 11/15/33	1,475,000	1,632,999
Series 2021 B:
4% 11/15/25	560,000	582,050
4% 11/15/26	285,000	298,775
4% 11/15/27	290,000	306,002
4% 11/15/28	145,000	153,906
Cook County Sales Tax Rev.:
Series 2021 A:
4% 11/15/39	295,000	286,229
4% 11/15/40	935,000	902,869
4% 11/15/41	905,000	867,211
5% 11/15/31	220,000	247,646
5% 11/15/32	130,000	145,543
5% 11/15/36	140,000	152,286
5% 11/15/37	170,000	184,519
5% 11/15/38	230,000	248,581
Series 2022 A, 5.25% 11/15/45	1,150,000	1,263,443
Elk Grove Village Series 2017:
5% 1/1/34	325,000	352,371
5% 1/1/36	315,000	339,503
Galesburg Rev. (Knox College Proj.) Series 2021 A, 4% 10/1/46	250,000	225,898
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	40,000	43,909
Hoffman Estates Park District Series 2020 A, 5% 12/1/30	1,190,000	1,329,384
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (d)	245,000	243,484
Illinois Fin. Auth.:
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	1,025,000	1,169,825
Series 2020 A:
4% 8/15/39	930,000	893,844
4% 8/15/41	420,000	398,830
4% 5/15/50	5,570,000	5,025,219
5% 8/15/35	480,000	522,473
Series 2021 A:
2.25% 7/1/33 (d)	115,000	91,608
4% 8/15/39	640,000	604,903
5% 10/1/28	435,000	493,908
5% 10/1/31	850,000	992,785
5% 8/15/32	630,000	708,615
5.125% 11/1/55 (f)	680,000	590,378
Series 2021 B, 7% 11/1/37 (f)	210,000	209,500
Series 2021:
4% 10/1/33	170,000	156,919
5% 10/1/29	240,000	248,359
5% 10/1/31	240,000	245,643
Series 2022 A:
5% 8/15/47	2,075,000	2,206,664
5.5% 10/1/42	1,300,000	1,307,700
5.5% 10/1/47	1,820,000	1,809,462
Series 2022:
5% 3/1/34	90,000	91,303
5% 3/1/38	110,000	109,981
5% 3/1/42	70,000	68,278
5% 3/1/47	125,000	120,177
5% 3/1/52	110,000	104,270
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	15,000	16,582
5% 10/1/28	15,000	16,816
5% 10/1/31	10,000	11,231
5% 10/1/32	15,000	16,756
5% 10/1/33	30,000	33,320
5% 10/1/35	15,000	16,559
5% 10/1/36	15,000	16,527
5% 10/1/37	20,000	21,960
5% 10/1/38	20,000	21,904
5% 10/1/39	35,000	38,230
5% 10/1/44	390,000	421,412
5% 10/1/49	480,000	516,295
5% 10/1/51	390,000	418,980
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/50	1,440,000	1,271,185
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	150,000	157,174
5% 8/1/30	110,000	114,745
5% 8/1/31	130,000	134,916
5% 8/1/32	150,000	155,000
(Depaul Univ. Proj.):
Series 2016 A:
4% 10/1/34	120,000	118,839
5% 10/1/29	120,000	127,815
5% 10/1/30	120,000	127,270
5% 10/1/35	245,000	256,017
Series 2016 A:
4% 10/1/31	85,000	85,751
5% 10/1/33	85,000	89,317
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	545,000	547,225
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	220,000	215,701
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	65,000	69,479
5% 7/15/27	75,000	83,309
5% 7/15/30	85,000	93,859
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,755,000	4,481,929
5% 5/15/43	5,635,000	5,854,413
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	140,000	140,316
4% 2/15/33	30,000	30,389
5% 2/15/29	945,000	1,033,855
5% 2/15/36	780,000	831,117
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C:
5% 8/1/46	295,000	299,725
5% 8/1/49	190,000	192,778
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	125,000	129,440
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	1,910,000	1,679,213
5.125% 5/15/38	1,550,000	1,310,923
5.25% 5/15/42	280,000	231,917
5.25% 5/15/54	1,690,000	1,304,569
Series 2008 A1, 4% 11/1/30	940,000	969,572
Series 2008 A2, 4% 11/1/30	940,000	969,531
Series 2012:
4% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	1,065,000	1,065,000
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	230,000	230,000
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	635,000	638,280
Series 2013 A:
4.75% 5/15/33	405,000	405,139
4.75% 5/15/33 (Pre-Refunded to 5/15/23 @ 100)	55,000	55,848
5.125% 5/15/43	995,000	994,292
5.125% 5/15/43 (Pre-Refunded to 5/15/23 @ 100)	65,000	66,184
5.25% 5/15/47	860,000	860,576
Series 2013 A, 5.25% 5/15/47 (Pre-Refunded to 5/15/23 @ 100)	125,000	127,386
Series 2013 A, 6% 7/1/43	1,345,000	1,377,564
Series 2013:
5% 11/15/24	120,000	120,601
5% 11/15/27	30,000	30,144
5% 11/15/28	350,000	351,594
5% 11/15/29	170,000	170,792
Series 2015 A:
4.125% 11/15/37	45,000	44,083
5% 11/15/31	195,000	204,369
5% 10/1/35	2,290,000	2,410,797
5% 12/1/37	250,000	258,693
Series 2015 B, 5% 11/15/27	385,000	406,719
Series 2015 C:
4.125% 8/15/37	105,000	101,538
5% 8/15/35	1,800,000	1,851,400
5% 8/15/44	5,995,000	6,112,373
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	170,000	181,754
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	455,000	486,458
6.125% 11/15/35	465,000	481,098
6.375% 11/15/43	565,000	584,132
Series 2016 A:
5% 2/15/24	55,000	57,020
5% 8/15/25	75,000	79,652
5% 8/15/25 (Escrowed to Maturity)	290,000	310,201
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	150,000	162,730
5% 2/15/29	625,000	671,181
5% 2/15/30	660,000	706,132
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	85,000	92,214
5% 2/15/31	535,000	569,111
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	150,000	162,730
5% 2/15/32	515,000	543,179
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	185,000	200,701
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	660,000	716,014
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	180,000	196,445
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	65,000	70,939
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	400,000	433,948
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	245,000	267,384
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	55,000	60,539
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	75,000	82,553
Series 2016 B:
5% 8/15/30	170,000	182,559
5% 8/15/31	895,000	955,437
5% 8/15/32	735,000	779,356
5% 8/15/33	255,000	269,032
5% 8/15/34	1,050,000	1,101,757
5% 8/15/36	1,275,000	1,334,086
Series 2016 C:
3.75% 2/15/34	215,000	213,744
4% 2/15/36	925,000	928,692
4% 2/15/41	4,965,000	4,835,483
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	120,000	126,554
5% 2/15/24	5,000	5,176
5% 2/15/30	1,685,000	1,834,792
5% 2/15/31	3,685,000	3,991,557
5% 2/15/32	535,000	577,211
5% 2/15/34	555,000	594,400
5% 2/15/41	1,905,000	1,997,442
Series 2016 D, 4% 2/15/46	5,565,000	5,125,443
Series 2016:
4% 12/1/35	25,000	24,360
5% 5/15/29	150,000	159,582
5% 12/1/29	270,000	286,692
5% 5/15/30	320,000	339,287
5% 12/1/33	285,000	299,168
5% 5/15/36	195,000	188,049
5% 5/15/40	175,000	165,544
5% 12/1/40	140,000	144,962
5% 12/1/46	6,040,000	6,201,148
Series 2017 A:
5% 1/1/34 (Pre-Refunded to 1/1/27 @ 100)	490,000	540,833
5% 1/1/35 (Pre-Refunded to 1/1/27 @ 100)	490,000	540,833
5% 8/1/42	210,000	214,461
5% 3/1/47	2,135,000	2,183,899
5% 8/1/47	245,000	248,798
Series 2017 C, 5% 3/1/34	25,000	26,087
Series 2017:
5% 7/1/28	155,000	170,632
5% 1/1/29	405,000	445,001
5% 2/15/32	160,000	161,584
5% 7/1/33	190,000	205,960
5% 7/1/34	835,000	902,737
5% 7/1/35	700,000	755,241
5% 2/15/37	300,000	205,500
5.125% 2/15/45	300,000	198,000
5.25% 2/15/37	115,000	116,498
5.25% 2/15/47	575,000	575,887
Series 2018 A, 5% 10/1/41	190,000	204,212
Series 2019 A, 3% 7/1/35 (d)	160,000	143,098
Series 2019:
4% 9/1/35	375,000	348,076
4% 9/1/37	20,000	18,266
4% 9/1/39	55,000	49,359
5% 9/1/30	10,000	10,599
5% 9/1/38	50,000	51,030
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev.:
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A, 5% 2/15/28	40,000	40,524
(CHF - Chicago, LLC - Univ. of Illinois at Chicago Proj.) Series 2017 A, 5% 2/15/37	100,000	98,883
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	1,380,000	1,319,944
5% 2/15/50	345,000	327,718
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 0.7%, tender 9/1/23 (b)	395,000	385,685
Illinois Gen. Oblig.:
Series 2006:
5.5% 1/1/28	320,000	350,616
5.5% 1/1/31	110,000	123,539
Series 2013 A:
5% 4/1/24	1,065,000	1,079,194
5% 4/1/35	50,000	50,394
5% 4/1/36	360,000	362,797
Series 2013:
5.25% 7/1/28	540,000	550,754
5.5% 7/1/24	120,000	122,757
5.5% 7/1/25	635,000	649,956
5.5% 7/1/38	2,630,000	2,681,457
Series 2014 February:
5.25% 2/1/33	2,430,000	2,487,750
5.25% 2/1/34	435,000	444,975
Series 2014 May, 5% 5/1/34	280,000	286,171
Series 2014:
5% 2/1/25	565,000	580,193
5% 2/1/26	365,000	375,285
5% 2/1/27	70,000	71,912
5% 4/1/28	310,000	318,329
5% 5/1/28	445,000	457,535
5% 5/1/32	80,000	81,893
5% 5/1/33	90,000	92,028
5% 5/1/36	2,225,000	2,270,068
5% 2/1/39	2,085,000	2,120,785
5.25% 2/1/29	170,000	174,335
5.25% 2/1/30	575,000	589,133
5.25% 2/1/31	130,000	133,231
5.25% 2/1/32	2,420,000	2,477,464
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	150,000	151,865
4% 6/1/41	1,550,000	1,461,856
4.5% 11/1/39	400,000	396,650
5% 2/1/25	555,000	576,246
5% 2/1/26	395,000	415,132
5% 6/1/26	180,000	189,914
5% 2/1/27	7,435,000	7,899,747
5% 1/1/28	750,000	785,790
5% 2/1/28	795,000	842,689
5% 11/1/28	425,000	448,386
5% 2/1/29	965,000	1,019,652
5% 1/1/33	600,000	621,503
5% 11/1/33	445,000	462,205
5% 11/1/36	220,000	226,904
Series 2017 A:
4.5% 12/1/41	250,000	245,249
5% 12/1/23	60,000	61,337
5% 12/1/24	90,000	93,245
5% 12/1/26	185,000	196,229
Series 2017 B, 5% 12/1/27	250,000	267,697
Series 2017 C, 5% 11/1/29	5,710,000	6,063,929
Series 2017 D:
3.25% 11/1/26	250,000	248,116
5% 11/1/24	800,000	828,001
5% 11/1/25	215,000	225,292
5% 11/1/26	2,710,000	2,872,041
5% 11/1/27	10,565,000	11,304,661
5% 11/1/28	1,805,000	1,926,534
Series 2018 A:
5% 10/1/24	30,000	31,018
5% 10/1/25	235,000	246,008
5% 10/1/26	85,000	90,006
5% 10/1/28	985,000	1,061,909
5% 10/1/29	105,000	112,605
5% 10/1/30	1,170,000	1,249,341
5% 10/1/31	645,000	685,252
5% 5/1/39	725,000	751,483
6% 5/1/27	975,000	1,080,103
Series 2018 B:
5% 10/1/26	65,000	68,828
5% 10/1/28	1,445,000	1,557,827
5% 10/1/29	2,230,000	2,391,516
5% 10/1/31	765,000	812,741
5% 10/1/32	795,000	840,530
Series 2019 A:
5% 11/1/27	2,095,000	2,241,672
5% 11/1/28	2,775,000	2,993,485
Series 2019 B:
4% 11/1/33	1,475,000	1,441,140
4% 11/1/38	360,000	338,029
5% 9/1/24	30,000	30,986
Series 2019 C, 4% 11/1/41	500,000	459,344
Series 2020 B:
4% 10/1/32	475,000	469,551
5% 10/1/28	280,000	301,863
Series 2020 C:
4% 10/1/40	500,000	463,114
4% 10/1/41	250,000	229,878
4% 10/1/42	250,000	227,817
4.25% 10/1/45	500,000	463,671
Series 2020:
5.5% 5/1/24	140,000	145,099
5.5% 5/1/25	655,000	690,657
5.5% 5/1/26	475,000	508,813
5.5% 5/1/39	3,180,000	3,452,715
5.75% 5/1/45	1,225,000	1,338,179
Series 2021 A:
5% 3/1/24	560,000	574,594
5% 3/1/25	895,000	930,422
5% 3/1/26	530,000	557,560
5% 3/1/27	975,000	1,036,830
5% 3/1/32	20,000	21,623
5% 3/1/33	65,000	69,750
5% 3/1/34	2,560,000	2,732,975
5% 3/1/35	965,000	1,026,521
5% 3/1/36	455,000	482,521
5% 3/1/37	40,000	42,255
5% 3/1/46	7,995,000	8,297,396
Series 2021 B:
4% 12/1/34	315,000	304,183
4% 12/1/39	1,500,000	1,398,568
5% 3/1/24	930,000	954,236
5% 3/1/25	850,000	883,641
5% 3/1/26	690,000	725,881
Series 2021 C:
4% 3/1/24	1,320,000	1,335,252
4% 3/1/25	320,000	325,058
Series 2022 A:
5% 3/1/29	1,695,000	1,830,368
5% 3/1/31	1,695,000	1,844,222
5% 3/1/32	105,000	114,355
5% 3/1/34	250,000	268,527
5% 3/1/36	4,815,000	5,134,300
5.25% 3/1/37	205,000	221,648
5.5% 3/1/42	4,800,000	5,268,792
5.5% 3/1/47	8,250,000	8,968,245
Series 2022 B:
5% 3/1/29	205,000	221,372
5% 3/1/32	230,000	250,492
Series November 2016, 4.125% 11/1/31	365,000	368,889
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	6,420,000	6,265,884
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,321,600	1,190,735
Illinois Hsg. Dev. Auth. Rev.:
Series 2018 A, 4.5% 10/1/48	985,000	1,005,930
Series 2021 A, 3% 4/1/51	735,000	718,725
Series D, 3.75% 4/1/50	245,000	245,508
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
4% 2/1/34	625,000	632,240
5% 2/1/29	560,000	592,682
5% 2/1/31	600,000	637,781
Illinois Reg'l. Trans. Auth.:
Series 2003 A:
6% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	7,107,921
6% 7/1/33 (FGIC Insured)	1,645,000	1,971,783
Series 2003 B, 5.5% 6/1/27	1,360,000	1,475,228
Series 2016 A, 4% 6/1/46	2,190,000	2,134,998
Illinois Sales Tax Rev.:
Series 2002, 6% 6/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	265,678
Series 2021 A, 3% 6/15/33	500,000	459,102
Series 2021 C, 5% 6/15/30	750,000	829,332
Illinois Sports Facilities Auth.:
Series 2014:
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	375,000	389,613
5.25% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	750,000	775,959
Series 2019:
5% 6/15/28	480,000	491,578
5% 6/15/28	300,000	327,575
5% 6/15/29	590,000	649,673
5% 6/15/29	480,000	492,170
Illinois State Univ. Revs. Series 2018 A:
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	180,000	200,509
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	120,000	132,694
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	180,000	196,963
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,065,000	1,072,129
Series 2014 C, 5% 1/1/37	1,475,000	1,532,130
Series 2016 A, 5% 12/1/31	910,000	972,155
Series 2017 A, 5% 1/1/42	1,085,000	1,144,434
Series 2019 A:
5% 1/1/40	1,445,000	1,551,904
5% 1/1/44	4,765,000	5,045,274
Series A:
5% 1/1/38	65,000	71,439
5% 1/1/40	805,000	877,537
5% 1/1/41	2,135,000	2,307,741
5% 1/1/45	7,155,000	7,637,035
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	130,000	139,903
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	30,000	31,976
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	40,000	42,160
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	67,526
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	20,472
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	66,342
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	35,212
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	175,000	175,568
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	85,000	89,779
5% 1/1/28	155,000	163,390
Series 2017, 5% 1/1/29	60,000	66,916
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/33	605,000	637,721
5% 2/1/34	850,000	894,007
5% 2/1/35	605,000	635,326
5% 2/1/36	1,045,000	1,095,663
Macon County School District Series 2020 C:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	408,477
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	255,000	255,634
4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	320,000	306,186
Madison County Cmnty. United School District #007 Series 2017:
5% 12/1/28	160,000	171,882
5% 12/1/29	165,000	177,253
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	620,000	596,732
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	130,000	124,591
0% 1/15/25	250,000	231,558
0% 1/15/26	185,000	165,571
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	747,504
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	392,896
0% 12/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	326,764
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,800,000	3,122,864
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	9,610,000	3,623,790
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	2,650,000	947,659
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	4,390,000	1,490,019
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	515,000	166,235
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	1,190,000	365,239
Series 2012 B, 0% 12/15/51	3,225,000	704,375
Series A:
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	415,000	386,473
0% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	661,236
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	202,751
0% 12/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	740,828
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	810,000	659,511
Series 1996 A, 0% 6/15/24	370,000	350,176
Series 1998 B, 5.5% 6/15/29	1,220,000	1,322,984
Series 2002 A:
0% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	381,330
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,715,000	7,246,345
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	426,768
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,840,000	4,099,720
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	510,000	454,372
Series 2012 B, 0% 12/15/50	800,000	184,531
Series 2015 A, 5% 6/15/53	895,000	906,553
Series 2017 A:
0% 12/15/56	1,090,000	206,385
0% 12/15/56	500,000	82,822
5% 6/15/57	4,260,000	4,334,823
Series 2017 B:
0% 12/15/54	400,000	74,048
0% 12/15/54 (Build America Mutual Assurance Insured)	2,000,000	419,932
0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	800,000	151,475
5% 12/15/25	120,000	126,145
5% 12/15/26	405,000	429,896
5% 12/15/27	40,000	42,787
5% 12/15/28	110,000	116,857
5% 12/15/31	80,000	83,729
5% 12/15/32	50,000	52,182
5% 12/15/34	50,000	51,960
Series 2020 A:
4% 6/15/50	6,615,000	5,786,819
4% 6/15/50	470,000	433,840
5% 12/15/45	105,000	107,611
5% 6/15/50	14,565,000	14,851,202
5% 6/15/50	675,000	691,446
Series 2020 B, 5% 6/15/42	1,805,000	1,861,425
Series 2022 A:
0% 12/15/35	200,000	107,389
0% 6/15/36	625,000	326,688
0% 12/15/36	215,000	109,333
0% 6/15/37	200,000	98,774
0% 12/15/38	420,000	190,871
0% 6/15/39	455,000	200,374
0% 12/15/39	1,235,000	529,853
0% 6/15/40	555,000	230,546
0% 12/15/40	1,040,000	420,724
0% 6/15/41	255,000	100,018
0% 12/15/41	775,000	295,941
4% 12/15/42	4,195,000	3,821,878
4% 12/15/47	5,230,000	4,625,957
4% 6/15/52	415,000	378,998
4% 6/15/52	16,940,000	14,682,476
Northern Illinois Univ. Revs.:
Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	215,000	208,303
4% 4/1/38 (Build America Mutual Assurance Insured)	230,000	217,475
4% 4/1/40 (Build America Mutual Assurance Insured)	195,000	181,808
4% 4/1/41	65,000	60,083
5% 4/1/34 (Build America Mutual Assurance Insured)	955,000	1,044,881
Series 2021:
4% 10/1/39	85,000	79,393
4% 10/1/41	80,000	73,421
4% 10/1/43	50,000	45,166
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	3,920,000	4,216,866
5% 6/1/28	335,000	359,401
Rock Island County Pub. Bldg. Commission Series 2016, 5% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	250,000	271,888
Romeoville Gen. Oblig. Rev.:
(Lewis Univ. Proj.) Series 2015, 5% 10/1/42	360,000	365,533
Series 2018 B:
4.125% 10/1/41	240,000	226,944
4.125% 10/1/46	240,000	220,846
5% 10/1/39	295,000	300,446
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	900,000	972,797
Sales Tax Securitization Corp.:
Series 2017 A:
5% 1/1/28	500,000	548,851
5% 1/1/29	25,000	27,375
5% 1/1/30	30,000	32,749
Series 2018 A:
4% 1/1/48	1,750,000	1,627,767
5% 1/1/40	840,000	890,228
Series 2018 C, 5.25% 1/1/35	1,000,000	1,093,118
Series 2020 A:
4% 1/1/38	220,000	210,688
4% 1/1/39	130,000	123,751
4% 1/1/40	220,000	212,745
5% 1/1/26	380,000	405,148
5% 1/1/27	850,000	919,273
5% 1/1/28	790,000	867,184
5% 1/1/36	345,000	375,001
5% 1/1/37	465,000	503,832
Series 2021 A:
5% 1/1/32	2,455,000	2,760,261
5% 1/1/33	2,410,000	2,718,407
Sangamon County Wtr. Reclamation District Series 2019 A:
4% 1/1/44	250,000	247,517
4% 1/1/49	250,000	240,960
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/41	3,550,000	3,554,638
Southern Illinois Univ. Rev. Series 2021 A:
4% 4/1/28	160,000	166,178
4% 4/1/29	85,000	88,145
4% 4/1/31	200,000	202,194
4% 4/1/34	190,000	185,824
4% 4/1/36	135,000	128,928
4% 4/1/38	210,000	197,101
Southwestern Dev. Auth. Heath Facility Rev. Series 2013, 7.125% 11/1/43 (Pre-Refunded to 11/1/23 @ 100)	245,000	257,942
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	15,000	15,188
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	780,000	804,655
6.25% 10/1/38	765,000	792,033
Series 2018 A:
5% 4/1/29	225,000	248,574
5% 4/1/30	505,000	556,033
Series 2020 A:
4% 4/1/32	470,000	487,633
4% 4/1/35	630,000	626,933
4% 4/1/36	320,000	313,494
4% 4/1/38	410,000	392,739
4% 4/1/44	210,000	194,302
Series 2021 A, 3% 4/1/40	250,000	201,230
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (f)	590,000	577,919
5.25% 12/1/47 (f)	1,135,000	1,056,935
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/48	400,000	409,604
Village of Oswego Gen. Oblig. Series 2016, 5% 12/15/33	90,000	96,642
Western Illinois Econ. Dev. Auth. (City of Quincy Proj.) Series 2019 B:
4% 12/1/29	140,000	149,008
4% 12/1/30	180,000	190,727
4% 12/1/32	250,000	260,347
4% 12/1/34	370,000	379,249
4% 12/1/36	425,000	433,514
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	925,000	821,258
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	150,000	162,004
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	185,000	199,805
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	185,000	199,805
Yorkville Svc. Area 2004-106 Tax Series 2016, 5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	500,000	531,064
TOTAL ILLINOIS		711,857,110
Indiana - 0.6%
Ball State Univ. Series 2019 S:
4% 7/1/36	435,000	444,212
4% 7/1/37	180,000	183,219
4% 7/1/38	195,000	197,872
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	55,000	56,644
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (d)	245,000	233,224
Hammond Multi-School Bldg. Corp. Series 2018:
5% 7/15/32	130,000	141,874
5% 7/15/33	95,000	102,578
5% 7/15/35	120,000	129,396
5% 7/15/38	360,000	380,044
Indiana Dev. Fin. Auth. Envir. Rev. (United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	1,945,000	1,922,151
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2%, tender 9/1/22 (b)(d)	1,320,000	1,320,000
Indiana Fin. Auth. Edl. Facilities Rev.:
(Depauw Univ. Proj.) Series 2022 A, 5.5% 7/1/52	4,600,000	4,866,968
(Valparaiso Univ. Proj.) Series 2021:
5% 10/1/28	50,000	54,191
5% 10/1/33	35,000	37,592
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	210,000	180,771
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	945,000	822,543
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (d)(f)	350,000	278,793
Indiana Fin. Auth. Health Facilities Rev. Series 2017 A, 5% 8/15/51	1,270,000	1,294,329
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	35,000	34,683
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	25,000	28,283
5% 11/1/29	80,000	91,421
5% 11/1/30	20,000	23,011
Series 2020 A, 4% 7/1/45	1,205,000	1,102,100
Series 2022:
4.25% 1/1/47	535,000	513,585
5% 1/1/52	1,500,000	1,567,802
Indiana Fin. Auth. Midwestern Disaster Relief Rev. Series 2012 A, 4.25% 11/1/30	2,095,000	2,102,924
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	385,000	342,761
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	145,000	134,744
(Greencroft Obligated Group) Series 2013 A, 7% 11/15/43	1,125,000	1,182,662
(Marquette Proj.) Series 2015 A:
5% 3/1/30	110,000	112,478
5% 3/1/39	285,000	288,196
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100) (d)	465,000	474,055
5% 7/1/40 (Pre-Refunded to 7/1/23 @ 100) (d)	1,205,000	1,228,466
5.25% 1/1/51 (Pre-Refunded to 7/1/23 @ 100) (d)	3,715,000	3,794,921
(Rose-Hulman Institute of Technology Proj.) Series 2021:
4% 6/1/33	45,000	45,286
4% 6/1/34	50,000	50,056
5% 6/1/27	35,000	37,972
5% 6/1/28	40,000	43,922
5% 6/1/29	70,000	77,680
5% 6/1/32	85,000	93,769
Series 2013 A, 6% 11/15/41 (Pre-Refunded to 11/15/23 @ 100)	605,000	627,800
Series 2015 A, 5.25% 2/1/32	1,025,000	1,094,890
Series 2015, 5% 3/1/36	1,515,000	1,572,478
Series 2016:
5% 9/1/22	35,000	35,000
5% 9/1/24	80,000	83,814
5% 9/1/26	160,000	174,453
5% 9/1/27	185,000	200,756
5% 9/1/28	375,000	405,788
5% 9/1/29	185,000	199,528
5% 9/1/30	170,000	182,656
5% 9/1/31	100,000	106,943
Series 2018 A:
5% 11/15/48	250,000	252,823
5% 11/15/53	250,000	252,130
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	310,000	310,676
Series 2014 A, 5% 10/1/26	100,000	105,249
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	100,000	105,145
(CWA Auth. Proj.):
Series 2015 A, 5% 10/1/30	585,000	612,183
Series 2016 A, 5% 10/1/41	2,465,000	2,613,395
Series 2021 2, 5% 10/1/41	1,235,000	1,364,402
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	20,000	19,941
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (f)	530,000	449,611
Series 2019 B, 3.5% 1/1/49	40,000	39,840
Series 2020 B1, 3.25% 7/1/49	430,000	425,390
Series 2021 B:
3% 7/1/50	460,000	449,515
5% 1/1/23	385,000	388,126
Series A:
3.75% 1/1/49	190,000	190,551
5% 1/1/28	20,000	22,288
5% 7/1/28	20,000	22,459
5% 1/1/29	20,000	22,432
5% 7/1/29	15,000	16,875
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	225,000	248,397
5% 1/1/34	110,000	119,939
Indiana Univ. Lease Purchase Oblig. Series 2020 A:
4% 6/1/38	500,000	504,905
4% 6/1/39	500,000	503,764
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	995,000	1,073,962
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 5% 1/1/28 (d)	425,000	443,080
Series 2019 D:
5% 1/1/27 (d)	3,335,000	3,574,545
5% 1/1/28 (d)	1,205,000	1,305,429
5% 1/1/29 (d)	1,325,000	1,444,439
Series 2016:
4% 1/1/32 (d)	120,000	119,895
4% 1/1/33 (d)	120,000	118,577
4% 1/1/34 (d)	150,000	146,849
4% 1/1/35 (d)	340,000	331,207
5% 1/1/26 (d)	125,000	132,334
Series 2021 A:
4% 6/1/41 (Assured Guaranty Muni. Corp. Insured)	2,100,000	2,040,602
5% 6/1/27	1,495,000	1,635,776
Indianapolis Wtr. Sys. Rev. Series 2018 A:
5% 10/1/32	170,000	189,540
5% 10/1/37	1,120,000	1,232,604
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	260,000	262,516
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	845,000	827,811
Northern Indiana Commuter Trans. District Series 2016, 5% 7/1/41	600,000	643,225
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	145,000	160,991
5% 7/1/35	285,000	315,749
5% 7/1/36	310,000	342,875
5% 7/1/37	290,000	320,008
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	55,000	52,893
4% 4/1/46	125,000	113,951
5% 4/1/40	125,000	131,372
5% 4/1/43	1,290,000	1,339,988
Series 2020:
4% 4/1/37	680,000	661,744
5% 4/1/29	60,000	66,176
5% 4/1/32	50,000	54,314
Saint Joseph County Ind. Edl. Facilities Rev. Series 1996, 6.5% 3/1/26	210,000	237,726
Shoals Exempt Facilities Rev. (Nat'l. Gypsum Co. Proj.) Series 2013, 7.25% 11/1/43 (d)	255,000	260,573
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2013:
6.75% 1/1/34 (d)	1,630,000	1,690,196
7% 1/1/44 (d)	3,390,000	3,525,176
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	535,000	524,117
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(d)	210,000	210,717
Series 2019 A, 5%, tender 6/5/26 (b)(d)	1,600,000	1,706,406
TOTAL INDIANA		66,978,683
Iowa - 0.3%
Coralville Gen. Oblig.:
Series 2017 B, 4.25% 5/1/37	35,000	35,000
Series 2022 C, 5% 5/1/42	200,000	191,950
Iowa Fin. Auth. Series 2018 A:
5% 3/1/33	165,000	163,804
5% 3/1/38	130,000	126,851
5% 3/1/48	240,000	223,652
Iowa Fin. Auth. Health Facilities Rev.:
(UnityPoint Health Proj.) Series 2013 A, 5.25% 2/15/44 (Pre-Refunded to 2/15/23 @ 100)	640,000	648,574
Series 2014 C, 5% 2/15/32	230,000	236,126
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(Iowa Fertilizer Co. Proj.) Series 2022, 5% 12/1/50	500,000	505,560
Bonds (Iowa Fertilizer Co. Proj.) Series 2022, 5%, tender 12/1/42 (b)	5,700,000	5,832,734
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	205,000	211,343
Series 2019 A1, 4% 5/15/55	250,000	184,647
Series 2020 A, 5% 8/1/39	550,000	617,661
Series 2021 A, 5% 8/1/39	500,000	565,750
Series A:
5% 5/15/43	215,000	204,856
5% 5/15/48	510,000	477,085
Iowa Fin. Auth. Single Family Mtg.:
(Mtg.-Backed Securities Prog.):
Series 2021 A, 3% 1/1/47	825,000	806,141
Series 2021 B, 3% 7/1/51	1,925,000	1,880,335
Series 2018 A, 4% 7/1/47	135,000	136,060
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.):
Series 2020, 4% 10/1/50	250,000	220,257
Series 2022:
4.75% 10/1/42	170,000	172,016
5% 10/1/47	180,000	183,800
5.375% 10/1/52	200,000	208,528
Iowa State Board of Regents Hosp. Rev. Series 2022 B, 3% 9/1/61	250,000	175,929
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B:
3% 12/1/39 (d)	75,000	71,334
5% 12/1/22 (d)	285,000	286,665
5% 12/1/29 (d)	740,000	818,279
Series 2019 C, 3.5% 12/1/44 (d)	1,250,000	1,010,610
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	4,640,000	4,847,727
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	705,000	706,503
4% 6/1/36	705,000	702,199
4% 6/1/39	705,000	691,148
4% 6/1/49	230,000	211,868
5% 6/1/32	635,000	696,875
Series 2021 B1, 4% 6/1/49	6,510,000	6,161,391
Series 2021 B2, 0% 6/1/65	2,235,000	272,941
Waterloo Cmnty. School District Series 2020, 4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	305,000	327,392
TOTAL IOWA		30,813,591
Kansas - 0.1%
Coffeyville Elec. Util. Sys. Rev. Series 2015 B:
5% 6/1/38 (Pre-Refunded to 6/1/25 @ 100) (f)	800,000	846,533
5% 6/1/42 (Pre-Refunded to 6/1/25 @ 100) (f)	300,000	317,450
Ellis County Unified School District Series 2022 B, 4% 9/1/52 (Assured Guaranty Muni. Corp. Insured) (g)	345,000	322,376
Hutchinson Hosp. Facilities Rev. Series 2016:
5% 12/1/36	275,000	280,474
5% 12/1/41	145,000	146,789
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	175,000	179,081
5% 5/15/32	160,000	162,926
5% 5/15/39	165,000	166,208
Lyon Unified School District Series 2019:
4% 9/1/32	25,000	26,042
4% 9/1/33	110,000	114,077
4% 9/1/34	120,000	123,797
4% 9/1/39	640,000	640,689
Overland Park Dev. Corp. Rev. Series 2019:
5% 3/1/32	215,000	212,408
5% 3/1/33	230,000	226,416
5% 3/1/34	240,000	235,359
5% 3/1/36	265,000	258,841
5% 3/1/38	295,000	284,167
5% 3/1/44	320,000	299,350
5% 3/1/49	715,000	663,311
Sedgwick County Pub. Commission:
(Board of Trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/39	1,050,000	1,101,500
(Board of trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/44	725,000	757,798
Sedgwick Unified School District Series 2019 A:
4% 9/1/31	240,000	254,085
4% 9/1/32	180,000	190,103
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2015:
5% 9/1/34	500,000	519,879
5% 9/1/35	250,000	259,525
Series 2019 A, 5% 9/1/48	4,640,000	4,843,048
Wichita Health Care Facilities Series 2018 I:
4.625% 5/15/41	30,000	26,037
5% 5/15/33	30,000	28,914
5% 5/15/38	35,000	32,997
5% 5/15/47	150,000	134,335
Wichita Sales Tax Spl. Oblig. (K-96 Greenwich Star Bond Proj.) Series 2017, 4.2% 9/1/27	115,000	114,233
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev.:
(Vacation Village Proj. Area 4 - Major Multi-Sport Athletic Complex Proj.) Series 2015, 0% 9/1/34 (f)	1,500,000	439,660
Series 2015 A, 5.75% 9/1/32	780,000	715,978
Wyandotte County/Kansas City K (Legends Apts. Garage and West Lawn Proj.) Series 2018, 4.5% 6/1/40	90,000	84,387
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	480,000	497,867
5% 9/1/45	725,000	747,416
TOTAL KANSAS		16,254,056
Kentucky - 0.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	65,000	66,385
Series 2019:
4% 2/1/33	170,000	167,037
4% 2/1/35	135,000	128,520
4% 2/1/36	50,000	46,741
4% 2/1/37	35,000	32,498
4% 2/1/38	195,000	180,217
5% 2/1/24	75,000	77,197
5% 2/1/25	60,000	62,317
5% 2/1/28	5,000	5,391
5% 2/1/32	100,000	106,249
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	115,000	120,180
Campbellsville Indl. Bldg. Rev. (Capmpbellsville Univ. Proj.) Series 2017, 5% 3/1/39	250,000	229,441
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	439,929
Columbia Edl. Dev. Rev. (Lindsey Wilson College Proj.) Series 2019, 5% 12/1/33	250,000	266,888
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	1,015,000	1,018,979
Series 2017 A, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,478,881
Fayette County School District Fin. Corp. Series 2018 A, 4% 5/1/38	500,000	503,129
Henderson Rev. (Pratt Paper (KY), LLC Proj.):
Series 2022 A, 4.7% 1/1/52 (d)(f)	700,000	691,172
Series 2022 B:
4.45% 1/1/42 (d)(f)	710,000	701,795
4.7% 1/1/52 (d)(f)	1,535,000	1,515,642
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	45,000	46,494
5% 1/1/27	85,000	91,159
5% 1/1/28	195,000	209,303
5% 1/1/31	185,000	197,674
5% 1/1/32	185,000	197,177
5% 1/1/33	75,000	79,762
Series 2019:
5% 1/1/38	45,000	48,268
5% 1/1/39	45,000	48,179
5% 1/1/44	125,000	132,093
5% 1/1/49	160,000	168,380
Kentucky Econ. Dev. Fin. Auth.:
(Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	995,000	875,626
5% 5/15/51	520,000	449,170
(Next Generation Kentucky Information Hwy. Proj.) Series 2015 A, 5% 7/1/32	250,000	258,523
Series 2019 A1:
5% 8/1/33	55,000	58,236
5% 8/1/44	1,510,000	1,561,064
Series 2019 A2, 5% 8/1/49	3,090,000	3,179,883
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	590,000	539,305
6.375% 11/15/51	820,000	751,760
Series 2012:
5.375% 11/15/42	635,000	573,023
5.5% 11/15/45	330,000	297,256
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	5,000	5,246
5% 6/1/26	5,000	5,232
5% 6/1/27	5,000	5,217
5% 6/1/28	5,000	5,198
5% 6/1/29	5,000	5,184
5% 6/1/30	5,000	5,175
5.25% 6/1/50	3,405,000	3,438,207
Series 2017 A:
5% 6/1/37	1,430,000	1,476,902
5% 6/1/41	1,560,000	1,581,283
5% 6/1/45	2,920,000	2,944,467
5.25% 6/1/41	2,005,000	2,053,468
Series 2017 B:
5% 8/15/32	150,000	158,239
5% 8/15/33	75,000	78,856
5% 8/15/35	85,000	88,570
5% 8/15/37	125,000	129,831
5% 8/15/41 (Escrowed to Maturity)	900,000	927,229
5% 8/15/46	570,000	583,509
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 B1, 5% 6/1/36 (d)	1,380,000	1,417,280
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2019 A, 4% 9/1/45	500,000	482,206
Kentucky Pub. Trans. Infrastructure Auth. First Tier Toll Rev. (Downtown Crossing Proj.) Series 2013 A:
5.75% 7/1/49 (Pre-Refunded to 7/1/23 @ 100)	405,000	413,344
6% 7/1/53 (Pre-Refunded to 7/1/23 @ 100)	1,405,000	1,436,566
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	70,000	76,190
(Proj. No. 119) Series 2018:
5% 5/1/26	125,000	134,586
5% 5/1/28	65,000	72,087
5% 5/1/29	765,000	843,929
5% 5/1/30	70,000	76,993
5% 5/1/31	30,000	33,122
5% 5/1/32	360,000	396,573
5% 5/1/33	340,000	373,173
5% 5/1/34	380,000	415,636
5% 5/1/35	115,000	123,336
5% 5/1/36	100,000	107,017
5% 5/1/38	255,000	270,828
Series 2017:
5% 4/1/25	220,000	232,061
5% 4/1/26	225,000	241,811
Series A:
4% 11/1/34	80,000	82,247
4% 11/1/35	25,000	25,500
4% 11/1/36	65,000	66,140
4% 11/1/37	80,000	81,032
4% 11/1/38	35,000	35,328
5% 11/1/22	90,000	90,395
5% 8/1/27	25,000	26,509
5% 11/1/28	360,000	401,859
5% 11/1/29	285,000	316,555
5% 11/1/30	120,000	132,598
Series B:
5% 8/1/23	850,000	869,297
5% 8/1/25	190,000	201,745
5% 8/1/26	125,000	135,197
5% 5/1/27	130,000	142,224
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021:
4% 11/1/33	25,000	26,431
4% 11/1/35	25,000	25,941
4% 11/1/36	15,000	15,351
4% 11/1/38	30,000	30,406
4% 11/1/41	25,000	24,443
4% 11/1/46	40,000	38,232
4% 11/1/51	50,000	47,700
4% 11/1/56	50,000	47,534
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series 2013 A, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	425,000	434,160
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	1,350,000	1,360,202
Series 2018 B, 4%, tender 1/1/25 (b)	4,375,000	4,412,381
Series 2019 C, 4%, tender 2/1/28 (b)	3,145,000	3,141,366
Series 2022 A1, 4%, tender 8/1/30 (b)	2,585,000	2,563,605
Series 2022 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 2.734%, tender 8/1/30 (b)(c)	750,000	704,499
Series A, 4%, tender 6/1/26 (b)	15,955,000	16,068,403
Series C1, 4%, tender 6/1/25 (b)	17,810,000	17,964,878
Series A:
4% 6/1/23	40,000	40,201
4% 6/1/24	355,000	358,178
4% 12/1/24	30,000	30,301
4% 6/1/25	40,000	40,430
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	420,000	445,613
Series 2020 D, 5%, tender 10/1/29 (b)	505,000	552,092
Series 2013 A, 5.5% 10/1/33	485,000	496,460
Series 2016 A:
5% 10/1/31	360,000	382,134
5% 10/1/32	435,000	460,574
5% 10/1/33	245,000	258,490
Series 2020 A:
4% 10/1/39	335,000	317,012
4% 10/1/40	65,000	60,992
5% 10/1/37	1,525,000	1,617,345
5% 10/1/38	360,000	380,822
Louisville & Jefferson County Gen. Oblig. Series 2022 A, 4% 4/1/35	295,000	309,341
Louisville & Jefferson County Metropolitan Govt. Hosp. Rev. (UOFL Health Proj.) Series 2022 A, 5% 5/15/47 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,103,072
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds Series 2019 A, 1.75%, tender 7/1/26 (b)	1,385,000	1,293,365
Owen County Wtr. Facilities Rev. Bonds (Kentucky-American Wtr. Co. Proj.) Series 2020, 0.7%, tender 9/1/23 (b)	350,000	341,746
Owensboro Elec. Lt. & Pwr. Rev. Series 2019:
4% 1/1/25	540,000	556,349
5% 1/1/26	290,000	311,004
5% 1/1/27	725,000	789,624
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.3%, tender 9/1/27 (b)(d)	2,500,000	2,095,552
TOTAL KENTUCKY		100,992,329
Louisiana - 0.6%
East Baton Rouge Sewerage Commission Rev.:
Bonds Series 2021 A, 1.3%, tender 2/1/28 (b)	2,010,000	1,738,943
Series 2019 A, 4% 2/1/45	250,000	236,663
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (f)	335,000	341,950
5.625% 6/15/48 (f)	395,000	400,505
Louisiana Gen. Oblig. Series 2014 A, 4% 2/1/34	950,000	968,601
Louisiana Local Govt. Envir. Facilities:
(CDF Healthcare of Louisiana, LLC Proj.) Series 2015 A, 5.625% 6/1/45	1,005,000	911,111
(St. James Place of Baton Rouge Proj.) Series 2015 A:
6% 11/15/35	120,000	120,680
6.25% 11/15/45	475,000	476,035
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth.:
(Provident Group - ULM Properties LLC - Univ. of Louisana at Monroe Proj.) Series 2019 A:
5% 7/1/39 (f)	255,000	223,527
5% 7/1/54 (f)	410,000	330,944
(Provident Group - ULM Properties LLC - Univ. of Louisiana at Monroe Proj.) Series 2019 A, 5% 7/1/29 (f)	100,000	96,077
(Ragin' Cajun Facilities, Inc. - Student Hsg. and Parking Proj.) Series 2018:
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	125,000	133,190
5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	578,230
(Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	3,230,000	3,117,049
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	595,000	448,126
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds (LOOP LLC Proj.):
Series 2007 A, 1.65%, tender 12/1/23 (b)	1,795,000	1,766,133
Series 2013 A:
1.65%, tender 12/1/23 (b)	2,565,000	2,523,750
1.65%, tender 12/1/23 (b)	670,000	659,225
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	580,000	594,134
Louisiana Pub. Facilities Auth. Lease Rev. (Provident Group - Flagship Properties LLC - Louisiana State Univ. Nicholson Gateway Proj.) Series 2016 A, 5% 7/1/46	1,145,000	1,168,098
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.):
Series 2017, 0% 10/1/46 (e)	1,165,000	1,068,969
Series 2021:
5% 10/1/34	120,000	127,909
5% 10/1/35	315,000	334,117
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	250,000	254,963
Series 2017, 5% 5/15/27	55,000	59,330
(Provident Group - HSC Properties, Inc. LSU Health Foundation) Series 2020 A1:
5.1% 1/1/57 (f)	1,980,000	1,843,817
5.375% 1/1/40 (f)	860,000	866,925
5.5% 1/1/50 (f)	590,000	591,714
(Tulane Univ. of Louisiana Proj.):
Series 2016 A:
5% 12/15/24	185,000	193,485
5% 12/15/25	405,000	429,635
5% 12/15/26	150,000	161,670
5% 12/15/27	110,000	118,323
5% 12/15/28	245,000	263,012
5% 12/15/29	240,000	256,999
5% 12/15/30	340,000	362,978
Series 2020 A, 5% 4/1/45	1,045,000	1,104,406
Series 2018 E:
5% 7/1/32	95,000	103,730
5% 7/1/33	75,000	81,468
5% 7/1/34	90,000	97,294
Louisiana Stadium and Exposition District:
Series 2013 A:
5% 7/1/23	280,000	285,429
5% 7/1/24	270,000	276,295
5% 7/1/25	210,000	214,316
Series 2020, 5% 7/3/23	2,270,000	2,285,266
New Orleans Aviation Board Series 2018 A:
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	155,000	164,168
5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	255,000	268,034
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 A, 5% 1/1/40	685,000	703,736
Series 2015 B:
5% 1/1/27 (d)	170,000	177,127
5% 1/1/29 (d)	630,000	654,752
5% 1/1/30 (d)	850,000	882,127
5% 1/1/31 (d)	305,000	315,978
5% 1/1/34 (d)	1,180,000	1,216,428
5% 1/1/40 (d)	1,390,000	1,420,846
Series 2017 A:
5% 1/1/43	550,000	572,141
5% 1/1/48	1,255,000	1,302,722
Series 2017 B:
5% 1/1/27 (d)	50,000	53,383
5% 1/1/28 (d)	30,000	32,026
5% 1/1/32 (d)	50,000	52,657
5% 1/1/33 (d)	85,000	89,270
5% 1/1/34 (d)	25,000	26,131
5% 1/1/35 (d)	50,000	52,045
5% 1/1/37 (d)	705,000	729,942
5% 1/1/43 (d)	280,000	286,238
5% 1/1/48 (d)	1,760,000	1,791,203
Series 2017 D2:
5% 1/1/27 (d)	60,000	64,059
5% 1/1/28 (d)	175,000	186,818
5% 1/1/29 (d)	70,000	74,663
5% 1/1/30 (d)	45,000	47,875
5% 1/1/31 (d)	170,000	179,954
5% 1/1/32 (d)	105,000	110,794
5% 1/1/33 (d)	125,000	131,279
5% 1/1/34 (d)	265,000	276,984
5% 1/1/35 (d)	90,000	93,681
5% 1/1/36 (d)	115,000	119,353
5% 1/1/37 (d)	185,000	191,545
5% 1/1/38 (d)	365,000	376,992
New Orleans Gen. Oblig. Series 2021, 4% 10/1/34	500,000	507,476
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	205,000	218,887
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	825,000	880,887
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	645,000	688,694
New Orleans Wtr.:
Series 2014, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	250,000	264,246
Series 2015:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	1,120,000	1,207,161
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	2,400,000	2,586,774
Port of New Orleans Port Facility Rev. Series 2020 D, 5% 4/1/50	900,000	955,701
Reg'l. Transit Auth. Louisiana Sales Tax Rev. Series 2020 A:
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	545,000	627,799
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	1,240,000	1,421,389
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	1,135,000	1,294,466
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (f)	750,000	830,028
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(f)	740,000	817,172
Series 2010 B, 6.1%, tender 6/1/30 (b)(f)	975,000	1,076,680
Series 2011, 5.85%, tender 6/1/25 (b)(f)	1,410,000	1,470,039
Shreveport Gen. Oblig. Series 2017, 5% 8/1/30	750,000	821,881
Shreveport Wtr. & Swr. Rev.:
Series 2017 A, 5% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	565,000	608,799
Series 2019 B:
4% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	210,000	200,179
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	265,000	247,140
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	2,320,000	2,203,449
Bonds:
(Marathon Oil Corp. Proj.) Series 2017 B1, 2.125%, tender 7/1/24 (b)	1,040,000	1,025,713
(Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	90,000	89,587
2.1%, tender 7/1/24 (b)	230,000	226,739
Series 2017 B2, 2.375%, tender 7/1/26 (b)	2,090,000	1,998,385
TOTAL LOUISIANA		63,129,243
Maine - 0.2%
Maine Fin. Auth. Rev. (Go Lab. Madison, LLC Proj.) Series 2021, 8% 12/1/51 (d)(f)	900,000	723,135
Maine Fin. Auth. Solid Waste Disposable Rev.:
(Casella Waste Sys., Inc. Proj.) Series 2005 R3, 5.25% 1/1/25 (d)(f)	120,000	121,962
Bonds (Casella Waste Systems, Inc. Proj.) Series 2015 R2, 4.375%, tender 8/1/25 (b)(d)(f)	240,000	239,181
Maine Fin. Auth. Student Ln. Rev. (Supplemental Ed. Ln. Prog.) Series 2021 A1:
5% 12/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	115,688
5% 12/1/29 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	116,321
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	116,737
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	570,000	582,048
Series 2013:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	215,000	219,545
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	250,000	255,284
Series 2016 A:
4% 7/1/41	350,000	316,131
4% 7/1/46	490,000	426,250
5% 7/1/41	1,290,000	1,316,273
5% 7/1/46	3,395,000	3,445,456
Series 2017 A, 5% 7/1/47	2,645,000	2,718,718
Series 2017 B:
4% 7/1/25	55,000	56,638
4% 7/1/31	85,000	86,630
4% 7/1/32	60,000	60,827
4% 7/1/34	125,000	124,087
5% 7/1/26	40,000	42,867
5% 7/1/28	65,000	70,480
5% 7/1/29	50,000	53,962
5% 7/1/33	140,000	148,613
5% 7/1/35	90,000	94,517
Series 2018 A:
5% 7/1/30	65,000	70,253
5% 7/1/31	60,000	64,401
5% 7/1/34	110,000	115,910
5% 7/1/35	155,000	162,568
5% 7/1/36	180,000	188,478
5% 7/1/37	170,000	177,597
5% 7/1/38	125,000	130,303
5% 7/1/43	250,000	258,308
Series 2018, 5% 7/1/48	235,000	251,225
Series 2020 A:
4% 7/1/36	315,000	308,981
4% 7/1/37	255,000	249,438
4% 7/1/38	265,000	257,660
4% 7/1/39	330,000	318,757
4% 7/1/40	465,000	447,121
Series 2021 A, 4% 7/1/51	1,000,000	888,039
Maine Hsg. Auth. Mtg.:
Series 2020 C, 4% 11/15/50	630,000	636,355
Series C, 3.5% 11/15/46	130,000	129,941
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2014 C1, 3.5% 11/15/44 (d)	170,000	169,594
Maine Tpk. Auth. Tpk. Rev.:
Series 2015:
5% 7/1/32	125,000	132,131
5% 7/1/36	320,000	336,561
5% 7/1/38	80,000	83,963
Series 2018:
5% 7/1/33	40,000	44,384
5% 7/1/34	55,000	60,817
5% 7/1/35	60,000	66,203
5% 7/1/36	110,000	121,171
5% 7/1/47	30,000	32,464
TOTAL MAINE		17,153,973
Maryland - 1.5%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	1,575,000	1,736,048
5% 4/1/27	1,760,000	1,959,632
5% 4/1/27	6,200,000	6,903,247
5% 4/1/28	1,760,000	1,997,246
5% 4/1/28	2,980,000	3,381,700
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/25	305,000	303,435
5% 9/1/26	100,000	99,515
5% 9/1/29	115,000	114,565
5% 9/1/33	225,000	219,380
5% 9/1/35	175,000	168,577
5% 9/1/36	870,000	833,796
5% 9/1/42	690,000	624,231
5% 9/1/46	4,150,000	3,767,179
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	470,000	544,021
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	330,000	335,976
Series 2022, 5% 6/1/51 (f)(g)	600,000	603,400
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	945,000	988,939
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	1,415,000	1,373,889
(Wtr. Projs.):
Series 2013 B:
5% 7/1/28 (Pre-Refunded to 1/1/24 @ 100)	440,000	454,611
5% 7/1/30 (Pre-Refunded to 1/1/24 @ 100)	670,000	692,248
Series 2014 C, 5% 7/1/31	635,000	666,673
Series 2017 A, 5% 7/1/41	1,065,000	1,137,257
Series 2019 A, 4% 7/1/49	1,385,000	1,324,986
Series 2020 A, 5% 7/1/50	1,555,000	1,664,686
Series 2019 A:
4% 7/1/37	350,000	355,033
4% 7/1/39	320,000	318,595
Brunswick Spl. Oblig. Series 2019:
4% 7/1/29	80,000	79,760
5% 7/1/36	85,000	87,458
City of Westminster Series 2016:
5% 11/1/27	315,000	335,609
5% 11/1/28	335,000	355,979
5% 11/1/29	355,000	376,477
5% 11/1/30	375,000	395,797
5% 11/1/31	110,000	115,642
Frederick County Spl. Oblig. Series 2020 C, 4% 7/1/50 (f)	190,000	170,818
Frederick County Tax Increment and Spl. Tax Series 2020 B, 4.625% 7/1/43 (f)	205,000	204,070
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	210,000	220,094
5% 1/1/28	280,000	294,909
5% 1/1/33	1,750,000	1,811,738
5% 1/1/36	350,000	359,851
Howard County Spl. Oblig. (Downtown Columbia Proj.) Series 2017 A, 4.5% 2/15/47 (f)	235,000	218,524
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	350,389
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2014 C, 4% 9/1/44	185,000	185,896
Series 2018 A, 4.5% 9/1/48	855,000	874,483
Series 2019 C:
3.5% 3/1/50	110,000	109,577
5% 9/1/26	60,000	65,420
5% 9/1/27	140,000	154,847
5% 9/1/28	80,000	89,824
Series 2020 D, 3.25% 9/1/50	1,985,000	1,961,185
Series 2021 A, 3% 9/1/51	1,675,000	1,638,909
Series 2021 B, 3% 9/1/51	1,805,000	1,761,169
Maryland Dept. of Trans.:
Series 2021 A:
3% 10/1/33	500,000	479,600
4% 10/1/30	280,000	302,249
Series 2021 B:
4% 8/1/37 (d)	340,000	327,081
4% 8/1/38 (d)	415,000	394,689
4% 8/1/40 (d)	70,000	66,213
4% 8/1/41 (d)	295,000	277,973
4% 8/1/51 (d)	1,270,000	1,157,688
5% 8/1/36 (d)	295,000	317,716
5% 8/1/46 (d)	5,030,000	5,250,049
Series 2022 A, 5% 12/1/27	90,000	101,336
Series 2022 B:
5% 12/1/23 (g)	60,000	61,609
5% 12/1/26 (g)	95,000	104,158
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	140,000	142,246
5% 6/1/24	145,000	149,581
5% 6/1/25	150,000	157,425
5% 6/1/27	140,000	151,373
5% 6/1/30	565,000	614,244
5% 6/1/32	170,000	183,170
5% 6/1/35	1,130,000	1,205,537
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	210,000	229,899
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
4% 9/1/40	485,000	439,025
4% 9/1/50	340,000	288,608
(Purple Line Lt. Rail Proj.):
Series 2022 A, 5% 11/12/28	2,750,000	2,926,683
Series 2022 B:
5.25% 6/30/52	1,000,000	1,060,346
5.25% 6/30/55	11,120,000	11,763,855
(SSA Baltimore Proj.) Series 2021, 3.997% 4/1/34	250,000	210,654
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev.:
(Baltimore City Proj.):
Series 2018 A, 5% 6/1/58	715,000	688,465
Series 2018 C:
4% 6/1/48	115,000	89,669
4% 6/1/58	340,000	250,947
Series 2018 C, 4% 6/1/38	35,000	29,978
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Bowie State Univ. Proj.) Series 2015:
5% 6/1/25 (f)	240,000	244,181
5% 6/1/29 (f)	335,000	343,526
5% 6/1/33 (f)	360,000	366,441
(Univ. of Maryland, College Park Projs.) Series 2016:
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	645,000	685,024
5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	240,000	251,861
Maryland Gen. Oblig.:
First Series 2016, 5% 6/1/26	115,000	120,277
Series 2018 A:
5% 3/15/26	605,000	659,055
5% 3/15/28	710,000	804,689
Series 2021 2A, 5% 8/1/28	4,040,000	4,608,672
Series 2022 2C, 4% 3/1/29	3,030,000	3,288,807
Series 2022 A:
5% 6/1/33	750,000	889,616
5% 6/1/37	2,500,000	2,904,001
Series C, 5% 8/1/24	650,000	682,378
Maryland Health & Higher Edl.:
Series 2021 A:
4% 6/1/38	500,000	462,300
4% 6/1/46	1,050,000	914,060
4% 6/1/51	1,640,000	1,394,989
4% 6/1/55	1,545,000	1,298,706
5% 6/1/29	125,000	133,084
5% 6/1/31	20,000	21,287
5% 6/1/33	320,000	337,275
Series 2021 B, 4% 1/1/51	500,000	453,168
Series 2021, 5% 1/1/36	155,000	167,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,410,000	2,513,423
Series 2013 A, 6.75% 7/1/44	290,000	295,380
Series 2014:
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	2,180,000	2,274,101
5.25% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	2,415,000	2,536,621
Series 2015:
5% 7/1/24	90,000	93,181
5% 8/15/25	1,370,000	1,435,416
5% 7/1/27	900,000	940,133
5% 7/1/29	370,000	383,958
5% 8/15/33	1,325,000	1,371,323
5% 8/15/38	1,180,000	1,215,028
5% 7/1/40	110,000	111,905
5% 7/1/45	1,915,000	1,924,960
Series 2016 A:
4% 7/1/42	255,000	219,856
5% 7/1/32	85,000	88,094
5% 7/1/33	215,000	222,246
5% 7/1/34	255,000	262,972
5% 7/1/35	425,000	437,645
5% 7/1/36	210,000	216,003
5% 7/1/38	65,000	66,653
5% 1/1/45	140,000	145,682
5.5% 1/1/36	2,475,000	2,631,544
5.5% 1/1/46	4,850,000	5,077,262
Series 2017 A:
5% 7/1/33	370,000	386,914
5% 7/1/34	230,000	239,815
5% 7/1/38	1,030,000	1,066,467
Series 2020 B:
5% 4/15/24	45,000	46,643
5% 4/15/25	60,000	63,461
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,050,000	5,538,368
5% 6/1/52	1,195,000	1,302,371
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	2,680,000	2,568,342
Series 2022 A:
4% 6/1/35	160,000	162,878
4% 6/1/37	135,000	134,121
4% 6/1/38	145,000	142,799
4% 6/1/47	1,665,000	1,591,085
Maryland Stadium Auth. Rev.:
Series 2018 A, 5% 5/1/42	4,085,000	4,416,280
Series 2018 B, 5% 5/1/35	1,180,000	1,292,767
Series 2020 B, 5% 5/1/47	740,000	808,415
Series 2022 C:
0% 5/1/51	1,355,000	358,497
0% 5/1/52	2,040,000	509,285
0% 5/1/53	1,010,000	238,470
0% 5/1/54	1,490,000	332,526
0% 5/1/55	925,000	195,009
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (d)	960,000	948,094
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020:
4% 7/1/50	605,000	577,251
5% 7/1/40	315,000	348,904
Series 2021 A, 4% 7/1/40	365,000	358,094
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	915,000	843,680
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	1,740,000	1,943,652
5% 10/1/28	2,545,000	2,881,990
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (f)	245,000	248,525
5% 7/1/46 (f)	350,000	356,083
Prince Georges County Spl. Oblig.:
(Westphalia Town Ctr. Proj.) Series 2018:
5.125% 7/1/39 (f)	115,000	115,885
5.25% 7/1/48 (f)	115,000	115,812
Series 2004, 5.2% 7/1/34	352,000	354,471
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	210,000	210,364
Series 2017 A2:
5% 11/1/29	70,000	70,725
5% 11/1/31	85,000	85,147
5% 11/1/32	70,000	69,940
Series 2017 B:
4.25% 11/1/37	55,000	48,038
4.5% 11/1/43	275,000	242,722
5% 11/1/47	1,005,000	940,781
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	140,000	138,264
5% 11/1/37	315,000	308,748
5% 11/1/42	1,280,000	1,223,527
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	245,000	241,217
4% 5/1/27	255,000	248,422
4% 5/1/30	285,000	267,024
4% 5/1/31	155,000	143,479
4% 5/1/36	985,000	864,185
4% 5/1/42	2,010,000	1,656,640
Washington Metropolitan Area Transit Auth.:
Series 2020 A:
4% 7/15/40	180,000	178,735
5% 7/15/38	740,000	814,593
5% 7/15/39	1,625,000	1,781,289
Series 2021 A:
4% 7/15/38	1,030,000	1,035,821
4% 7/15/46	3,925,000	3,766,989
5% 7/15/26	165,000	180,154
5% 7/15/27	235,000	261,718
5% 7/15/41	895,000	986,915
Westminster Proj. Rev.:
Series 2014 A:
5% 7/1/24	120,000	122,069
6.25% 7/1/44	510,000	522,770
Series 2014:
5.125% 7/1/34	635,000	638,754
5.5% 7/1/44	635,000	640,330
TOTAL MARYLAND		167,879,453
Massachusetts - 1.5%
Boston Gen. Oblig. Series 2022 A, 5% 11/1/41	1,585,000	1,830,143
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	360,000	377,599
Series 2021 A1, 5% 7/1/34	2,640,000	3,020,843
Series 2021 A2:
5% 7/1/41	1,385,000	1,525,696
5% 7/1/42	480,000	527,597
Massachusetts Clean Wtr. Trust Series 2021 23A, 5% 2/1/39	1,965,000	2,227,794
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2013 A, 5% 6/1/23	560,000	570,867
Series 2014 A, 5% 6/1/44	2,000,000	2,060,390
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	4,000,000	4,381,158
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	3,900,000	4,253,134
Series 2017 A, 5% 6/1/43	1,980,000	2,118,447
Series 2021 A:
4% 6/1/50	1,300,000	1,256,865
5% 6/1/51	6,265,000	6,798,826
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	335,000	337,485
Series 2019 A:
5% 1/1/32	2,315,000	2,585,600
5% 1/1/34	1,625,000	1,800,698
Series 2019 C, 5% 1/1/33	930,000	1,041,505
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	255,000	262,810
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/37 (f)	635,000	667,356
5% 10/1/47 (f)	1,255,000	1,318,612
5% 10/1/57 (f)	2,930,000	3,067,526
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	475,000	526,225
5% 7/1/32	270,000	296,061
5% 7/1/34	510,000	553,910
Series 2017, 4% 7/1/41	1,215,000	1,178,224
(UMass Memorial Health Care Proj.) Series K, 5% 7/1/38	275,000	287,360
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	680,000	613,348
5% 7/1/44	250,000	259,576
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	125,000	133,441
5% 10/1/28	125,000	133,151
5% 10/1/29	135,000	143,262
5% 10/1/30	65,000	68,659
5% 10/1/31	150,000	157,645
5% 10/1/32	155,000	162,188
5% 10/1/33	75,000	78,145
5% 10/1/46	240,000	244,950
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	90,000	95,537
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty Corp. Insured)	355,000	405,139
Series 2014 F:
5.625% 7/15/36	85,000	86,154
5.75% 7/15/43	920,000	931,389
Series 2015 D, 5% 7/1/44	145,000	147,413
Series 2015 F, 5% 8/15/30	210,000	221,805
Series 2015:
5% 4/15/25	45,000	45,817
5% 1/1/29	330,000	342,965
5% 1/1/30	685,000	710,890
5% 1/1/31	190,000	196,839
5% 5/1/41	250,000	258,131
Series 2016 A:
5% 1/1/47	390,000	399,071
5.25% 1/1/42	50,000	51,891
Series 2016 B, 4% 10/1/46	165,000	144,753
Series 2016:
5% 10/1/29	120,000	130,154
5% 10/1/30	185,000	200,537
5% 7/1/31	205,000	217,258
5% 10/1/31	200,000	216,339
5% 7/1/36	305,000	318,438
5% 1/1/40	530,000	561,740
5% 10/1/43	1,810,000	1,840,125
5% 7/1/46	465,000	478,991
5% 10/1/48	1,225,000	1,171,660
Series 2017 A, 5% 1/1/36	155,000	162,086
Series 2017 B:
5% 7/1/42	580,000	581,630
5% 9/1/42	2,135,000	2,218,848
Series 2017:
5% 7/1/33	125,000	131,219
5% 7/1/34	150,000	156,669
5% 7/1/47	60,000	61,099
Series 2018 J1, 5% 7/1/48	640,000	665,434
Series 2018:
5% 11/15/38 (f)	380,000	393,244
5% 1/1/43	85,000	87,731
5% 10/1/48	250,000	226,689
5% 10/1/54	400,000	356,272
5.125% 11/15/46 (f)	820,000	845,139
Series 2019 A:
4% 7/1/44	475,000	433,149
5% 7/1/44	615,000	638,732
Series 2019 K:
5% 7/1/25	55,000	58,384
5% 7/1/26	70,000	75,675
5% 7/1/27	85,000	93,454
5% 7/1/31	240,000	264,090
5% 7/1/32	240,000	262,534
Series 2019:
5% 7/1/25	40,000	41,981
5% 7/1/26	25,000	26,605
5% 7/1/28	35,000	38,197
5% 7/1/29	30,000	32,970
5% 9/1/59	3,760,000	3,887,007
Series 2020 A:
4% 7/1/45	3,055,000	2,785,843
5% 10/15/27	480,000	540,955
5% 10/15/28	1,530,000	1,754,968
5% 10/15/29	3,530,000	4,116,191
5% 10/15/30	3,530,000	4,163,328
Series 2020 C:
4% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	400,000	377,564
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured)	180,000	196,439
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured)	110,000	119,042
Series 2021 V, 5% 7/1/55	4,180,000	4,844,200
Series 2021:
4% 9/1/48	335,000	296,800
5% 7/1/41 (f)	250,000	211,990
Series 2022:
5% 10/1/38	1,000,000	1,108,383
5% 10/1/44	3,500,000	3,795,102
5.125% 1/1/40	105,000	102,114
5.25% 1/1/50	655,000	626,586
Series A, 4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	525,000	570,891
Series BB1, 5% 10/1/46	1,205,000	1,273,306
Series J2, 5% 7/1/53	7,175,000	7,426,228
Series M:
4% 10/1/50	3,070,000	2,735,237
5% 10/1/45	2,315,000	2,407,115
Series N 2016, 5% 12/1/41	1,000,000	1,057,274
Massachusetts Edl. Fing. Auth. Rev.:
Series 2012 J:
4.7% 7/1/26 (d)	115,000	115,122
4.9% 7/1/28 (d)	120,000	120,143
Series 2016 J, 3.5% 7/1/33 (d)	450,000	433,436
Series 2016, 5% 7/1/24 (d)	990,000	1,025,708
Series 2017 A, 3.625% 7/1/32 (d)	795,000	777,593
Series 2018 C, 4.125% 7/1/46 (d)	1,485,000	1,314,438
Series 2019 B:
3% 7/1/35 (d)	485,000	485,419
5% 7/1/27 (d)	475,000	513,314
Series 2019 C, 3.75% 7/1/47 (d)	1,955,000	1,643,256
Series 2020 B, 2.625% 7/1/36 (d)	170,000	155,911
Series 2021 B, 2% 7/1/37 (d)	90,000	79,495
Series 2021 C, 3% 7/1/51 (d)	395,000	279,614
Series 2022 C, 4.125% 7/1/52 (d)	2,210,000	1,963,961
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	1,305,000	1,552,195
Series 2016 H, 5% 12/1/26	2,135,000	2,356,141
Series 2017 A:
5% 4/1/36	330,000	357,234
5% 4/1/42	975,000	1,043,092
Series 2019 A, 5% 1/1/49	705,000	756,161
Series 2019 C, 5% 5/1/49	1,205,000	1,296,515
Series 2019 D, 3% 5/1/35	750,000	696,882
Series 2021 C, 5% 9/1/28	1,265,000	1,442,085
Series E:
5% 11/1/45	1,125,000	1,231,437
5% 11/1/50	220,000	239,767
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	820,000	801,094
Series 2021 223, 3% 6/1/47	2,185,000	2,133,315
Massachusetts Muni. Wholesale Elec. Co. Series 2021 A, 4% 7/1/46	480,000	444,060
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	255,000	275,041
5% 7/1/34	130,000	139,884
5% 7/1/38	190,000	203,067
Series 2016 B, 5% 7/1/43 (d)	1,045,000	1,086,329
Series 2019 A:
5% 7/1/34 (d)	1,005,000	1,083,928
5% 7/1/35 (d)	1,000,000	1,075,890
5% 7/1/36 (d)	170,000	182,026
5% 7/1/37 (d)	1,320,000	1,409,639
5% 7/1/38 (d)	1,045,000	1,111,900
5% 7/1/39 (d)	2,060,000	2,186,275
5% 7/1/40 (d)	790,000	836,243
Series 2021 E:
5% 7/1/37 (d)	2,895,000	3,131,125
5% 7/1/41 (d)	4,915,000	5,256,792
5% 7/1/46 (d)	935,000	989,601
5% 7/1/51 (d)	8,100,000	8,535,052
Massachusetts Port Auth. Spl. Facilities Rev.:
(BOSfuel Proj.) Series 2019 A:
5% 7/1/35 (d)	105,000	111,666
5% 7/1/36 (d)	210,000	222,910
5% 7/1/37 (d)	305,000	322,895
5% 7/1/38 (d)	35,000	36,961
(Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	1,050,000	1,084,716
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C:
5% 8/15/31	240,000	256,377
5% 8/15/31 (Pre-Refunded to 8/15/25 @ 100)	345,000	370,662
Massachusetts State College Bldg. Auth. Rev. Series 2014 A, 5% 5/1/31 (Pre-Refunded to 5/1/23 @ 100)	510,000	519,080
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/29	900,000	1,054,999
Series 2016 C, 4% 8/1/40	2,710,000	2,689,076
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2013, 5% 11/1/39 (Pre-Refunded to 11/1/22 @ 100)	120,000	120,543
Univ. of Massachusetts Bldg. Auth. Rev. Series 2017 3, 5% 11/1/36	1,895,000	2,068,822
TOTAL MASSACHUSETTS		167,907,413
Michigan - 1.1%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	140,000	144,338
5% 2/15/41	800,000	810,340
5% 2/15/47	2,235,000	2,249,770
Detroit Downtown Dev. Auth. Tax:
Series 2018 A:
5% 7/1/43	1,335,000	1,382,909
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,700,167
Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	355,000	367,869
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	235,000	249,469
5% 4/1/29	105,000	111,716
5% 4/1/30	95,000	100,494
5% 4/1/31	105,000	110,357
5% 4/1/32	120,000	125,653
5% 4/1/33	170,000	176,948
5% 4/1/37	295,000	303,243
5% 4/1/38	195,000	199,742
Series 2020:
5.5% 4/1/32	175,000	189,659
5.5% 4/1/34	95,000	102,042
5.5% 4/1/36	130,000	138,481
5.5% 4/1/38	290,000	307,073
5.5% 4/1/40	205,000	216,139
5.5% 4/1/45	145,000	151,392
5.5% 4/1/50	295,000	309,636
Series 2021 A:
5% 4/1/46	500,000	502,723
5% 4/1/50	585,000	586,458
Detroit School District School Bldg. and Site Impt. Series 2020 A:
5% 5/1/30	205,000	235,077
5% 5/1/31	255,000	289,517
5% 5/1/32	395,000	447,746
5% 5/1/34	745,000	834,025
5% 5/1/36	210,000	232,378
5% 5/1/37	230,000	253,678
5% 5/1/38	60,000	65,994
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	115,629
5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	95,000	104,123
5% 4/1/43 (Assured Guaranty Muni. Corp. Insured)	170,000	184,278
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	70,000	61,109
5% 7/1/25	30,000	31,246
5% 7/1/26	25,000	26,365
5% 7/1/27	40,000	42,691
5% 7/1/28	60,000	64,654
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (d)	895,000	953,099
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	300,000	304,202
5% 11/1/37	165,000	166,183
5% 11/1/47	390,000	382,312
5% 11/1/52	165,000	160,236
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	60,000	65,727
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/34	790,000	846,505
Series 2016 C:
5% 7/1/30	135,000	145,779
5% 7/1/36	4,345,000	4,630,651
Series 2018 A:
5% 7/1/43	380,000	408,410
5% 7/1/48	1,645,000	1,760,355
Series 2022 A, 5.25% 7/1/47 (g)	3,225,000	3,546,242
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 A, 5% 7/1/46	4,265,000	4,492,149
Series 2016 B:
5% 7/1/46	3,205,000	3,362,791
5% 7/1/46	1,225,000	1,291,141
Series 2016 C:
5% 7/1/35	650,000	694,250
5.25% 7/1/35	1,800,000	1,938,669
Series 2016 D, 5% 7/1/36	670,000	714,047
Series 2022 A, 5.25% 7/1/47 (g)	1,800,000	1,979,298
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	120,000	126,866
4% 5/1/33 (Build America Mutual Assurance Insured)	125,000	131,016
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	365,000	389,728
Karegnondi Wtr. Auth. Genesee, Lapeer and Sanilac Wtr. Supply Sys. Series 2014 A, 5.25% 11/1/40	2,810,000	2,850,427
Kentwood Econ. Dev. Corp. Series 2022:
4% 11/15/31	265,000	248,610
4% 11/15/43	365,000	305,800
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	30,000	31,223
Lansing Cmnty. College Series 2019, 5% 5/1/44	325,000	353,814
Livonia Pub. School District Series 2006 II, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	534,383
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	990,000	1,009,335
Series 2015 I, 5% 4/15/28	110,000	118,214
Series 2019 I, 4% 10/15/49	595,000	562,315
Series 2015 I:
5% 4/15/30	580,000	620,329
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	30,000	32,295
Series 2022 I, 4% 10/15/52	370,000	336,281
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	250,000	227,105
5% 11/1/43	485,000	528,438
(College for Creative Studies Proj.) Series 2015, 5% 12/1/45	250,000	250,374
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	270,000	287,137
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	124,133
(Trinity Health Proj.) Series 2017:
5% 12/1/37	65,000	69,541
5% 12/1/42	375,000	398,178
Bonds:
Series 2015 D1, 1.2%, tender 4/13/28 (b)	540,000	473,493
Series 2015 D2, 1.2%, tender 4/13/28 (b)	680,000	604,261
Series 2019 B, 3.5%, tender 11/15/22 (b)	40,000	40,056
Series 2019 MI2, 5%, tender 2/1/25 (b)	45,000	47,390
Series 2012, 5% 11/15/36	75,000	75,411
Series 2013 MI2, 4% 12/1/36	1,120,000	1,104,575
Series 2014 C3, 5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	250,000	259,471
Series 2014 C7, 5% 7/1/32	370,000	383,278
Series 2014 D1, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	50,000	51,794
Series 2014 D6, 5% 7/1/36	950,000	982,889
Series 2014 F:
3.875% 10/1/23	145,000	145,242
4% 10/1/24	180,000	180,861
Series 2015 A:
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	105,000	110,029
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	170,000	178,142
5% 8/1/32 (Pre-Refunded to 8/1/24 @ 100)	405,000	424,397
Series 2015 B, 5% 5/15/35	1,475,000	1,532,456
Series 2015 C:
5% 7/1/33	170,000	179,555
5% 7/1/34	580,000	611,469
5% 7/1/35	2,300,000	2,422,231
Series 2015 D1, 5% 7/1/34	240,000	253,022
Series 2015 D2, 5% 7/1/34	1,210,000	1,275,651
Series 2015 MI, 5% 12/1/24	540,000	569,555
Series 2015, 5% 11/15/28	90,000	94,452
Series 2016:
5% 11/15/26	55,000	59,451
5% 11/15/32	270,000	286,206
5% 11/15/34	950,000	999,623
5% 11/15/37	1,030,000	1,074,337
5% 11/15/41	810,000	839,590
Series 2017 MI:
5% 12/1/30	210,000	229,403
5% 12/1/31	425,000	462,229
Series 2019 A:
4% 12/1/49	50,000	46,223
4% 11/15/50	1,035,000	950,653
5% 2/15/37	410,000	438,291
5% 2/15/38	590,000	629,120
5% 2/15/39	1,750,000	1,862,284
5% 12/1/41	540,000	578,757
5% 11/15/48	110,000	112,905
Series 2019 MI1, 5% 12/1/48	785,000	830,066
Series 2020 A, 4% 6/1/49	1,675,000	1,533,212
Series 2020 B, 0% 6/1/45	1,200,000	256,866
Series 2020 B1, 5% 6/1/49	1,250,000	1,277,019
Series 2020 B2, 0% 6/1/65	3,750,000	382,838
Series 2020, 5% 6/1/40	30,000	31,740
Series 2021:
4% 9/1/39	425,000	402,253
4% 9/1/40	425,000	399,466
4% 9/1/41	355,000	329,864
Series 2022 A, 5% 12/1/32	1,705,000	1,924,821
Series 2022, 5% 4/15/28	1,250,000	1,402,675
Series MI, 5.5% 12/1/27	580,000	624,645
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	175,000	191,021
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	20,000	22,414
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	425,000	423,013
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.) Series 2018:
5% 12/31/43 (d)	2,255,000	2,223,574
5% 6/30/48 (d)	1,065,000	1,037,380
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	3,255,000	3,149,131
Series 2016, 5% 11/15/42	250,000	246,851
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev.:
Series 2007 B, 0% 6/1/52	3,580,000	401,285
Series 2008:
0% 6/1/46	7,000,000	805,959
0% 6/1/58	12,165,000	558,187
Michigan Trunk Line Fund Rev.:
(Rebuilding Michigan Prog.) Series 2021 A, 5% 11/15/32	830,000	963,886
Series 2021 A, 4% 11/15/44	1,000,000	945,320
Monroe County Econ. Dev. Corp. Ltd. Oblig. Series 1992 AA, 6.95% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,000
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	50,000	52,363
Series 2019 A, 5% 3/1/31	35,000	38,900
Series 2019:
5% 3/1/32	40,000	44,238
5% 3/1/33	40,000	43,961
5% 3/1/34	45,000	49,259
5% 3/1/35	45,000	48,980
5% 3/1/36	50,000	54,318
5% 3/1/37	60,000	64,977
5% 3/1/38	85,000	91,831
5% 3/1/39	60,000	64,699
5% 3/1/40	720,000	774,873
5% 3/1/41	760,000	814,127
5% 3/1/44	1,485,000	1,581,797
5% 3/1/50	2,400,000	2,537,058
Portage Pub. Schools Series 2016:
5% 11/1/30	345,000	372,583
5% 11/1/31	305,000	329,385
5% 11/1/33	55,000	59,337
5% 11/1/36	100,000	107,741
5% 11/1/37	55,000	59,178
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	35,000	35,898
Univ. of Michigan Rev. Series 2020 A:
4% 4/1/45	1,060,000	1,055,478
5% 4/1/50	255,000	280,921
Warren Consolidated School District Series 2016:
5% 5/1/28	230,000	249,645
5% 5/1/29	235,000	254,215
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/42	305,000	306,482
Series 2014 B:
5% 12/1/39 (Build America Mutual Assurance Insured)	130,000	134,783
5% 12/1/44	525,000	542,352
Series 2014 C:
5% 12/1/39 (d)	100,000	102,586
5% 12/1/44 (d)	215,000	219,767
Series 2015 D:
5% 12/1/30	75,000	80,033
5% 12/1/31	130,000	138,375
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	170,000	178,710
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,515,000	1,592,621
5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	90,000	94,165
Series 2015 F, 5% 12/1/27 (d)	850,000	899,537
Series 2015 G:
5% 12/1/28 (d)	670,000	707,324
5% 12/1/31	85,000	90,476
5% 12/1/32	85,000	90,286
5% 12/1/33	110,000	116,581
Series 2015, 5% 12/1/29	90,000	96,265
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	182,124
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	150,000	150,993
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	145,000	145,235
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	150,000	149,052
5% 12/1/28	35,000	38,590
5% 12/1/29	30,000	32,902
5% 12/1/30	40,000	43,609
5% 12/1/31	45,000	48,870
5% 12/1/32	45,000	48,599
5% 12/1/33	20,000	21,827
5% 12/1/34	85,000	92,511
5% 12/1/35	80,000	86,722
5% 12/1/37	30,000	32,275
5% 12/1/37	70,000	74,099
Series 2017 B:
5% 12/1/29 (d)	75,000	80,893
5% 12/1/30 (d)	85,000	91,179
5% 12/1/31 (d)	100,000	106,609
5% 12/1/32 (d)	65,000	68,912
5% 12/1/32 (d)	80,000	84,815
5% 12/1/34 (d)	75,000	78,846
5% 12/1/35 (d)	80,000	83,769
5% 12/1/37 (d)	100,000	104,403
5% 12/1/42 (d)	120,000	124,115
Series 2017 C, 5% 12/1/28	60,000	66,617
Series 2018 B, 5% 12/1/48 (d)	705,000	727,342
Series 2018 D:
5% 12/1/29 (d)	565,000	615,683
5% 12/1/31 (d)	530,000	569,767
5% 12/1/32 (d)	550,000	588,090
Series 2021 A, 5% 12/1/46	810,000	870,698
Series 2021 B, 5% 12/1/46 (d)	260,000	271,713
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (d)(f)	2,950,000	3,128,524
TOTAL MICHIGAN		115,160,442
Minnesota - 0.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	565,000	349,030
Series 2016 D, 7.25% 1/1/52	610,000	400,650
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	35,000	35,457
5% 6/1/27	30,000	31,933
Deephaven Charter School Lease Rev. Series 2017 A:
5% 10/1/37	70,000	66,166
5% 10/1/49	140,000	125,138
Duluth Econ. Dev. Auth. Series 2021 A:
4% 7/1/31	215,000	209,829
4% 7/1/36	355,000	325,841
4% 7/1/41	145,000	128,083
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/43	485,000	465,288
4.25% 2/15/48	485,000	455,337
5% 2/15/43	570,000	586,757
5% 2/15/48	1,075,000	1,101,608
5% 2/15/53	700,000	717,993
5% 2/15/58	660,000	671,850
Series 2018, 5.25% 2/15/58	1,250,000	1,291,000
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 A:
4% 3/1/32	240,000	229,733
4.2% 3/1/34	65,000	62,306
Series 2019 B:
5% 2/1/25	50,000	52,776
5% 2/1/26	160,000	172,352
5% 2/1/28	45,000	49,974
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	135,000	154,494
Maple Grove Health Care Sys. Rev.:
Series 2015:
5% 9/1/27	70,000	73,296
5% 9/1/29	345,000	358,658
Series 2017:
5% 5/1/23	30,000	30,450
5% 5/1/24	65,000	67,241
5% 5/1/25	100,000	104,783
Metropolitan Council Gen. Oblig. Rev. Series 2019 A, 3% 3/1/29	650,000	652,913
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	75,000	80,809
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 C:
5% 1/1/41	530,000	557,213
5% 1/1/46	640,000	664,903
Series 2022 B:
5% 1/1/35 (d)(g)	645,000	694,122
5% 1/1/37 (d)(g)	1,580,000	1,688,016
Minneapolis Taxable Charter Schools Lease Rev. (Twin cities Int'l. Schools Proj.) Series 2017 A, 5% 12/1/47 (f)	250,000	245,408
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	95,000	93,825
Series 2018 A:
5% 10/1/29	55,000	59,982
5% 10/1/30	90,000	97,453
5% 10/1/32	40,000	42,914
5% 10/1/33	50,000	53,486
5% 10/1/45	260,000	270,927
Minnesota Hsg. Fin. Agcy.:
Series 2011, 5% 8/1/31	55,000	55,125
Series 2015 A, 4% 1/1/41 (d)	65,000	65,164
Series 2018 E, 4.25% 1/1/49	225,000	228,619
Series 2021 D, 3% 1/1/52	1,470,000	1,434,619
Series 2021, 3% 7/1/51	1,435,000	1,402,245
Series B, 4% 8/1/41	75,000	70,671
Series D:
4% 8/1/38	135,000	130,339
4% 8/1/40	145,000	137,844
4% 8/1/41	95,000	89,749
4% 8/1/43	110,000	102,488
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (b)	3,975,000	4,032,509
Series 2022 A, 4% 12/1/26	570,000	582,077
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (d)	1,065,000	900,536
Minnesota Pub. Facilities Auth. Rev. Series 2016 A, 5% 3/1/31	1,220,000	1,316,798
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	145,000	149,741
Rice County Minn Series 2022 A, 5% 2/1/44	580,000	650,423
Rochester Health Cr.&Hsg. Rev. Series 2013 A, 6.875% 12/1/48	290,000	295,586
Rochester Health Care Facilities Rev. Series 2022:
4% 11/15/39	750,000	732,095
5% 11/15/57	1,260,000	1,370,892
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	230,000	215,885
5% 5/1/48	285,000	296,893
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(f)	1,070,000	1,069,290
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	145,000	152,185
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/46 (Pre-Refunded to 1/1/24 @ 100)	1,920,000	1,985,036
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A, 3% 2/1/42	500,000	414,326
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	120,000	102,189
4% 7/1/51	95,000	75,315
4% 7/1/56	80,000	61,859
TOTAL MINNESOTA		31,640,492
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Sys. Energy Resources, Inc. Proj.) Series 2021, 2.375% 6/1/44	250,000	168,287
Mississippi Dev. Bank Series 2010 A, 5.25% 1/1/34	520,000	601,833
Mississippi Dev. Bank Spl. Oblig.:
(City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013:
6.75% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	240,000	250,797
6.875% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	105,000	109,240
(Jackson, Mississippi Sales Tax Rev. Infrastructure Proj.):
Series 2019 A, 5% 9/1/26	210,000	227,310
Series 2020, 5% 9/1/25	85,000	90,348
(Vicksburg Warren School District Gen. Oblig. Bond Proj.) Series 2019, 5% 3/1/48	850,000	875,025
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/25	120,000	129,690
5% 12/1/32 (Pre-Refunded to 12/1/26 @ 100)	530,000	585,122
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	530,000	585,122
5% 12/1/34 (Pre-Refunded to 12/1/26 @ 100)	1,065,000	1,175,765
Mississippi Home Corp.:
Series 2018 A, 4% 12/1/44	265,000	267,365
Series 2021 B:
3% 6/1/51	2,040,000	1,992,204
5% 6/1/27	510,000	561,594
5% 6/1/28	40,000	44,636
Mississippi Hosp. Equip. & Facilities Auth.:
(Forest County Gen. Hosp. Rfdg. Proj.) Series 2019 A:
4% 1/1/36	180,000	176,759
4% 1/1/37	160,000	156,934
4% 1/1/39	160,000	156,686
4% 1/1/40	90,000	88,003
Bonds Series II, 5%, tender 3/1/27 (b)	40,000	43,119
Series 2016 A, 5% 9/1/46	405,000	408,194
Series 2020 IV:
5% 10/1/33	70,000	74,909
5% 10/1/35	255,000	269,628
Series I:
5% 10/1/22	25,000	25,050
5% 10/1/23	35,000	35,891
5% 10/1/24	35,000	36,597
5% 10/1/26	40,000	42,928
5% 10/1/28	65,000	71,458
Series IV, 5% 10/1/39	180,000	188,669
Mississippi State Univ. Edl. Bldg. Corp. Rev. (Mississippi State Univ. Rfdg. and Impt. Proj.) Series 2013, 5.25% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	265,000	271,976
Univ. of Southern Mississippi Edl. Bldg. Corp. Rev. (Facilities Refing. Proj.) Series 2015 A, 5% 3/1/28	230,000	242,568
TOTAL MISSISSIPPI		9,953,707
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/29	80,000	84,495
5% 3/1/30	85,000	89,532
5% 3/1/31	90,000	94,450
5% 3/1/36	185,000	191,219
Series 2021, 4% 3/1/46	240,000	203,312
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	237,976
Hanley Road Corridor Trans. Dev. District Series 2020:
1.625% 10/1/33	140,000	138,313
2% 10/1/39	180,000	172,906
Jackson County Reorganized School District Series 2020 220, 4% 3/1/31	500,000	532,243
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2019 B:
5% 3/1/37 (d)	1,085,000	1,139,659
5% 3/1/38 (d)	355,000	371,997
5% 3/1/46 (d)	3,170,000	3,254,690
5% 3/1/49 (Assured Guaranty Muni. Corp. Insured) (d)	755,000	778,953
5% 3/1/54 (d)	1,705,000	1,736,868
5% 3/1/55 (Assured Guaranty Muni. Corp. Insured) (d)	6,075,000	6,257,167
Series 2020 A, 4% 3/1/50 (d)	1,585,000	1,443,593
(Kansas City Int'l. Arpt. Term. modernization Proj.) Series 2020 A, 4% 3/1/50 (Assured Guaranty Muni. Corp. Insured) (d)	350,000	319,797
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A:
4% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	2,635,000	2,357,367
5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	3,465,000	3,582,411
Kansas City Land Clearance for Redev. Auth. Series 2018 B, 5% 2/1/40 (f)	300,000	254,498
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	15,000	16,186
5% 1/1/28	30,000	33,526
5% 1/1/33	25,000	27,482
Kansas City Spl. Oblig. (Downtown Arena Proj.) Series 2016 E, 5% 4/1/40	1,050,000	1,080,072
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	45,000	47,840
4% 12/1/34	25,000	26,238
4% 12/1/36	45,000	46,603
4% 12/1/37	30,000	30,722
4% 12/1/39	70,000	70,212
4% 12/1/40	30,000	29,765
5% 12/1/28	35,000	39,664
5% 12/1/29	20,000	22,961
5% 12/1/30	40,000	46,402
5% 12/1/35	40,000	45,384
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	280,000	267,813
5.25% 5/15/42	240,000	223,531
5.25% 5/15/50	565,000	507,353
Maryland Heights Indl. Dev. Auth. Rev. (Saint Louis Cmnty. Ice Ctr. Proj.) Series 2018 A, 5% 3/15/49	250,000	224,943
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2022 B, 5.25% 5/1/52	1,215,000	1,375,945
Missouri Dev. Fin. Board Infrastructure Facilities Rev.:
(City of Independence, Missouri - Crackerneck Creek Proj.) Series 2021:
4% 3/1/37	80,000	74,892
4% 3/1/41	100,000	90,670
Series 2021:
4% 3/1/36	255,000	241,405
4% 3/1/51	290,000	247,649
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	915,000	923,241
(Lutheran Sr. Svcs. Projs.):
Series 2016 B:
5% 2/1/34	195,000	199,222
5% 2/1/35	155,000	158,208
Series 2021, 4% 2/1/42	250,000	222,301
Series 2019 A, 5% 2/1/42	675,000	692,988
Missouri Health & Edl. Facilities Rev.:
Series 2014 A:
5% 6/1/30 (Pre-Refunded to 6/1/24 @ 100)	500,000	521,527
5% 6/1/31 (Pre-Refunded to 6/1/24 @ 100)	555,000	578,894
Series 2014, 5% 10/1/39 (Pre-Refunded to 10/1/23 @ 100)	155,000	159,381
Series 2015 B:
3.125% 2/1/27	140,000	140,638
3.25% 2/1/28	140,000	140,852
5% 2/1/29	150,000	156,391
5% 2/1/31	315,000	326,589
5% 2/1/33	350,000	360,807
5% 2/1/34	175,000	179,906
5% 2/1/36	395,000	404,442
Series 2017 A, 5% 10/1/42	150,000	158,841
Series 2018 A:
5% 6/1/30	1,065,000	1,179,670
5% 6/1/31	675,000	744,239
Series 2019 A:
4% 2/15/44	490,000	467,794
4% 10/1/48	425,000	400,264
4% 2/15/49	1,065,000	1,007,923
4% 2/15/54	970,000	899,062
5% 10/1/46	265,000	284,137
Series 2021 A, 5% 7/1/31	605,000	700,096
Series 2022 A, 5% 6/1/27	1,300,000	1,423,623
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2018 A, 4.25% 5/1/49	1,050,000	1,065,386
Series 2018 B, 4.75% 5/1/49	445,000	457,336
Series 2019 A, 4.25% 5/1/47	735,000	746,713
Series 2015 A, 3.75% 5/1/38	70,000	70,137
Series 2019, 4% 5/1/50	150,000	151,454
Series 2021 A, 3% 5/1/52	3,195,000	3,120,091
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(Iatan 2 Proj.) Series 2014 A, 5% 1/1/33	590,000	608,414
(Plum Point Proj.) Series 2014 A, 5% 1/1/33	1,475,000	1,546,298
Plaza at Noah's Ark Cmnty. Impt. District Series 2021:
3% 5/1/30	65,000	58,950
3.125% 5/1/35	45,000	38,249
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	80,000	84,461
5% 7/1/49	65,000	68,322
Series 2019 C:
5% 7/1/26	90,000	97,297
5% 7/1/27	155,000	170,196
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	350,000	382,203
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	280,000	282,147
5.125% 12/1/45	545,000	546,328
Series 2017, 5% 9/1/48	2,140,000	1,935,473
Series 2018 A:
5% 9/1/38	890,000	839,440
5.125% 9/1/48	3,085,000	2,842,064
5.25% 9/1/53	3,485,000	3,229,501
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	750,000	809,244
(Convetion Ctr. Expansion and Impt. Projs.) Series 2020:
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	175,000	192,416
5% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	770,000	833,261
Springfield School District # R12 Series 2019, 4% 3/1/35	500,000	520,449
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	195,000	175,058
4.375% 11/15/35	710,000	608,103
4.75% 11/15/47	1,045,000	855,968
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev. (Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	735,000	751,364
5.375% 6/1/43	2,060,000	2,134,673
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	165,000	164,995
5% 8/15/35	95,000	92,873
5.125% 8/15/45	295,000	275,349
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	190,000	195,026
5% 10/1/47	120,000	122,515
TOTAL MISSOURI		66,561,494
Montana - 0.1%
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	95,000	94,992
5.25% 5/15/47	1,020,000	977,714
5.25% 5/15/52	1,060,000	997,753
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	90,000	90,244
Series 2019 B, 4% 6/1/50	85,000	86,000
Series 2020 B, 4% 12/1/50	875,000	884,427
Montana Board of Hsg.:
Series 2014 A2, 3% 12/1/43 (d)	75,000	74,544
Series 2018 A, 4% 6/1/49	135,000	135,982
Montana Board of Regents Higher Ed. Rev. Series 2022, 5.25% 11/15/52	3,000,000	3,358,640
Montana Facility Fin. Auth.:
(Montana Children's Home and Hosp. Proj.) Series 2020 A, 4% 7/1/50	250,000	212,875
Series 2018 B, 5% 7/1/48	250,000	254,628
Yellowstone County School District # 26 Series 2018:
5% 7/1/30	250,000	280,291
5% 7/1/31	500,000	558,112
5% 7/1/32	500,000	556,079
TOTAL MONTANA		8,562,281
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	5,775,000	5,898,779
Central Plains Energy Proj. Rev.:
(Proj. No. 3) Series 2017 A:
5% 9/1/30	490,000	528,147
5% 9/1/35	1,750,000	1,866,233
Series 2012, 5.25% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	295,000	295,000
Series 2017 A:
5% 9/1/31	345,000	371,716
5% 9/1/34	180,000	192,779
5% 9/1/37	350,000	372,933
5% 9/1/42	1,400,000	1,474,155
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
Series 2020 A:
4% 11/15/39	290,000	282,729
4% 11/15/50	240,000	220,693
Series 2020, 4% 11/15/37	255,000	249,899
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/33	45,000	45,471
4% 7/1/34	120,000	120,477
5% 7/1/36	85,000	90,412
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	110,000	120,852
5% 9/1/32	210,000	230,174
5% 9/1/33	125,000	136,640
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 A, 4% 9/1/44	110,000	110,419
Series 2018 C, 4% 9/1/48	450,000	453,666
Series 2019 B, 4% 9/1/49 (d)	340,000	341,699
Series 2019 E, 3.75% 9/1/49 (d)	365,000	364,731
Series 2020 A, 3.5% 9/1/50	80,000	79,633
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	95,000	100,945
5% 1/1/34	55,000	58,245
Series 2016 B:
5% 1/1/32	280,000	297,522
5% 1/1/37	300,000	316,725
5% 1/1/40	140,000	147,398
Series 2016 D, 5% 1/1/46	965,000	1,013,502
Series 2021 A:
5% 1/1/27	100,000	109,770
5% 1/1/30	120,000	137,641
5% 1/1/31	310,000	358,632
5% 1/1/32	330,000	379,083
5% 1/1/33	105,000	119,861
Series 2021 B:
5% 1/1/29	215,000	243,668
5% 1/1/30	205,000	235,137
5% 1/1/31	160,000	185,100
5% 1/1/32	170,000	195,285
5% 1/1/33	165,000	188,353
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/22 (d)	90,000	90,608
5% 12/15/25 (d)	50,000	53,074
5% 12/15/26 (d)	175,000	188,397
5% 12/15/27 (d)	120,000	128,681
5% 12/15/30 (d)	185,000	197,885
5% 12/15/31 (d)	95,000	100,979
5% 12/15/33 (d)	100,000	105,583
5% 12/15/35 (d)	245,000	258,043
5% 12/15/36 (d)	60,000	63,111
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
4% 2/1/51	4,490,000	4,119,870
4% 2/1/51	1,300,000	1,192,835
5% 2/1/46	2,225,000	2,429,647
TOTAL NEBRASKA		26,862,817
Nevada - 0.4%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	150,000	155,847
5% 9/1/42	370,000	381,329
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	370,000	384,703
Series 2019 A, 5% 7/1/26	1,445,000	1,574,241
Series 2021 B, 5% 7/1/26 (d)	2,290,000	2,442,999
Clark County Fuel Tax:
Series 2018 A, 5% 5/1/48	4,820,000	5,148,470
Series 2018, 4% 12/1/35	950,000	963,369
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	730,000	724,711
Clark County School District:
Series 2015 C:
4% 6/15/32	750,000	771,126
5% 6/15/26	190,000	204,518
Series 2016 B, 5% 6/15/26	105,000	114,011
Series 2017 A:
5% 6/15/24	15,000	15,657
5% 6/15/25	380,000	405,455
5% 6/15/26	15,000	16,287
Series 2018 B, 5% 6/15/34	750,000	824,276
Series 2020 A:
4% 6/15/37 (Assured Guaranty Muni. Corp. Insured)	190,000	194,364
4% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	420,000	421,294
4% 6/15/40 (Assured Guaranty Muni. Corp. Insured)	25,000	24,790
Series 2021 B, 3% 6/15/35	1,200,000	1,078,733
Series A, 5% 6/15/27	85,000	94,268
Director of the State of Nevada Dept. of Bus. & Industry Charter School Lease Rev.:
Series 2015 A:
5% 12/15/35 (f)	130,000	131,449
5.125% 12/15/45 (f)	160,000	161,455
Series 2018 A:
5% 12/15/38 (f)	150,000	151,081
5% 12/15/48 (f)	585,000	585,131
Henderson Pub. Impt. Trust Touro College & Univ. Sys. Obligated Group Rev. Series 2014 A:
5.5% 1/1/34	245,000	247,933
5.5% 1/1/39	370,000	373,584
5.5% 1/1/44	525,000	528,802
Las Vegas Convention & Visitors Auth.:
Series 2017 A, 4% 7/1/40	250,000	244,948
Series 2017 B, 4% 7/1/39	250,000	247,454
Series 2018 B:
4% 7/1/49	1,000,000	929,580
5% 7/1/43	5,235,000	5,580,956
Series 2019 B, 5% 7/1/33	620,000	687,160
Series 2021, 5% 7/1/26	250,000	269,797
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	60,000	62,980
5% 6/15/40	1,580,000	1,625,904
5% 6/15/45	1,870,000	1,913,280
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 A, 5% 6/1/46	500,000	529,462
Series 2016 B:
5% 6/1/34	420,000	450,723
5% 6/1/36	700,000	749,406
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	130,000	131,185
Series 2019 B, 4% 10/1/49	265,000	267,431
Series 2021 A, 3% 4/1/51	670,000	653,948
Series 2021 B, 3% 10/1/51	6,565,000	6,363,815
Reno Sales Tax Rev.:
(Retrac-Reno Trans. Rail Access Corridor Proj.) Series 2018 A:
5% 6/1/36	35,000	37,094
5% 6/1/37	70,000	73,995
5% 6/1/48	70,000	72,373
(ReTRAC-Reno Trans. Rail Access Corridor Proj.) Series 2018 B, 4% 6/1/48 (Assured Guaranty Muni. Corp. Insured)	95,000	87,134
(Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 B:
4.125% 6/1/58 (Assured Guaranty Muni. Corp. Insured)	120,000	111,478
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	40,000	43,307
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	37,411
Series 2018 C, 0% 7/1/58 (f)	2,000,000	266,240
Sparks Tourism Impt. District No. 1 Sr. Sales Tax Anticipation Rev. Series 2019 A, 2.5% 6/15/24 (f)	205,000	199,159
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	170,000	169,398
TOTAL NEVADA		39,925,501
New Hampshire - 0.3%
Nat'l. Fin. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/26	465,000	503,470
(St. Lukes Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	250,000	186,954
Nat'l. Fin. Auth. Rev.:
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	2,140,000	2,023,453
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (f)	220,000	205,298
5.625% 7/1/46 (f)	125,000	118,934
5.75% 7/1/54 (f)	310,000	294,810
Bonds Series 2020 B, 3.75%, tender 7/2/40 (b)(d)(f)	1,195,000	1,018,754
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	600,000	590,446
Series 2019 A3, 2.15%, tender 7/1/24 (b)(d)	965,000	949,633
Nat'l. Fin. Auth. Sr. Living Rev. (Springpoint Sr. Living Proj.) Series 2021, 4% 1/1/41	220,000	197,449
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	3,908,248	3,812,807
Series 2022 1, 4.375% 9/20/36	2,621,622	2,510,059
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2020 A, 4% 4/1/50 (d)	750,000	666,344
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	475,000	489,745
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	150,000	163,087
5% 8/1/29	130,000	140,605
5% 8/1/30	120,000	129,030
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	75,000	80,118
5% 8/1/32	15,000	15,910
5% 8/1/34	190,000	200,167
5% 8/1/36	110,000	115,491
5% 8/1/37	135,000	141,451
Series 2018, 5% 8/1/35	155,000	162,986
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	310,000	343,431
5% 7/1/32	465,000	509,883
5% 7/1/33	425,000	463,724
5% 7/1/34	650,000	705,964
5% 7/1/35	680,000	736,043
5% 7/1/36	715,000	771,655
5% 7/1/37	630,000	677,508
5% 7/1/41	115,000	122,427
Series 2016:
5.5% 6/1/31	340,000	363,224
5.5% 6/1/36	340,000	357,196
Series 2017 A:
6.125% 7/1/37 (f)	240,000	96,000
6.125% 7/1/52 (f)	590,000	236,000
6.25% 7/1/42 (f)	360,000	144,000
Series 2017:
5% 7/1/36	65,000	67,068
5% 7/1/44	1,855,000	1,871,006
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	55,000	55,051
4% 7/1/32	385,000	382,360
5% 7/1/24	120,000	120,187
5% 7/1/25	145,000	145,212
5% 7/1/27	60,000	60,077
Series 2016:
4% 10/1/38	360,000	346,669
5% 10/1/23	10,000	10,233
5% 10/1/24	260,000	270,633
5% 10/1/25	255,000	270,143
5% 10/1/28	170,000	181,018
5% 10/1/29	810,000	860,522
5% 10/1/31	630,000	662,840
5% 10/1/32	290,000	303,225
5% 10/1/33	490,000	510,922
5% 10/1/36	115,000	118,374
5% 10/1/38	1,120,000	1,154,444
5% 10/1/40	545,000	558,300
5% 10/1/46	860,000	875,376
TOTAL NEW HAMPSHIRE		29,067,716
New Jersey - 3.2%
Atlantic City Board of Ed. Series 2021:
4% 4/1/29	40,000	42,985
4% 4/1/30	35,000	37,367
4% 4/1/31	30,000	31,865
4% 4/1/32	60,000	63,307
4% 4/1/34	55,000	57,286
Atlantic City Gen. Oblig.:
Series 2017 A:
5% 3/1/32	1,050,000	1,131,676
5% 3/1/42	125,000	131,663
Series 2017 B:
5% 3/1/32	855,000	921,508
5% 3/1/37	355,000	376,698
Atlantic County Impt. Auth.:
(Atlantic City Campus Phase II Proj.) Series 2021 A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	50,000	48,841
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	45,000	43,730
4% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	65,000	62,815
4% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	740,000	689,895
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	30,000	33,658
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	30,000	33,391
(Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	125,000	134,702
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	305,000	327,285
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	535,101
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	150,000	160,242
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	160,000	170,477
Camden County Impt. Auth. Charter School Rev. (Camden Prep High School Proj.) Series 2022:
5% 7/15/52 (f)	435,000	428,129
5% 7/15/62 (f)	80,000	75,989
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	65,000	66,627
Casino Reinvestment Dev. Auth. N:
Series 2014:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	115,000	119,781
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	115,000	119,610
Series 2015:
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	115,000	120,180
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	180,000	187,812
Edison Township Gen. Oblig. Series 2021, 2% 3/15/36	700,000	541,446
Essex County Impt. Auth. (CHF-Newark, L.L.C. - NJIT Student Hsg. Proj.) Series 2021 A, 4% 8/1/46	355,000	338,083
Essex County Impt. Auth. Charter School Rev.:
(North Star Academy Charter School of Newark, Inc. - 2020 Proj.) Series 2020, 4% 7/15/60 (f)	300,000	241,365
(North Star Academy Charter School of Newark, New Jersey Hazelwood & Broad Proj.) Series 2020 A, 4% 8/1/60 (f)	250,000	201,122
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	275,000	238,324
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	365,000	300,957
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	590,000	618,320
Jersey City Redev. Agcy. (Bayfront Redev. Proj.) Series 2022, 4% 12/15/31	1,815,000	1,930,134
New Brunswick Parking Auth. Rev.:
Series 2016 A:
5% 9/1/28	250,000	270,624
5% 9/1/29	250,000	270,025
5% 9/1/30	750,000	807,887
5% 9/1/31	800,000	858,970
5% 9/1/39	965,000	1,020,928
Series 2017, 5% 9/1/42	540,000	576,016
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	75,000	81,721
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (f)	160,000	129,524
Series 2013, 5% 3/1/27	540,000	545,759
Series 2020 A:
4% 11/1/38	295,000	284,698
4% 11/1/44	1,620,000	1,496,029
5% 11/1/32	565,000	612,002
Series 2021 QQQ, 4% 6/15/37	210,000	204,075
Series A:
5% 11/1/31	1,775,000	1,935,217
5% 11/1/34	1,325,000	1,417,489
5% 11/1/35	250,000	266,111
5% 11/1/36	2,075,000	2,202,007
Series QQQ:
4% 6/15/34	45,000	44,323
4% 6/15/36	60,000	58,557
4% 6/15/39	55,000	52,874
4% 6/15/41	55,000	51,828
4% 6/15/46	685,000	627,292
4% 6/15/50	840,000	758,994
5% 6/15/31	60,000	66,269
5% 6/15/33	10,000	10,861
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (d)	175,000	175,146
5.125% 6/15/43 (d)	245,000	245,175
New Jersey Econ. Dev. Auth. Lease Rev.:
(State House Proj.) Series 2017 B:
5% 6/15/26	65,000	69,754
5% 6/15/35	35,000	37,035
(State House Proj.) Series 2017 B, 5% 6/15/43	810,000	840,355
Series 2018 A, 5% 6/15/33	1,555,000	1,651,581
Series 2018 C, 5% 6/15/42	970,000	1,006,742
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A:
5% 7/1/28	1,970,000	2,149,632
5% 7/1/33	100,000	105,524
Series 2017 B, 3.125% 7/1/29	180,000	170,742
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (f)	130,000	109,579
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (d)	1,600,000	1,629,431
5.375% 1/1/43 (d)	1,695,000	1,724,199
(Lions Gate Proj.) Series 2014:
4.375% 1/1/24	70,000	69,742
4.875% 1/1/29	145,000	143,167
5% 1/1/34	280,000	271,501
5.25% 1/1/44	685,000	655,312
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	2,065,000	1,880,544
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	510,000	503,302
(Provident Group - Rowan Properties LLC - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/35	335,000	321,679
(Provident Group-Montclair Properties L.L.C. - Montclair State Univ. Student Hsg. Proj.) Series 2017, 5% 6/1/42 (Assured Guaranty Muni. Corp. Insured)	760,000	806,271
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	65,000	69,118
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,509
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	5,000	5,458
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	420,000	449,045
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/28 (d)	100,000	102,303
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured) (d)	1,015,000	1,036,292
5.125% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (d)	545,000	555,493
5.125% 7/1/42 (Assured Guaranty Muni. Corp. Insured) (d)	655,000	666,810
5.5% 1/1/27 (d)	100,000	103,081
5.625% 1/1/52 (d)	2,990,000	3,045,170
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	350,000	314,825
Series 2005 N1, 5.5% 9/1/26 (AMBAC Insured)	750,000	824,927
Series 2013 I:
SIFMA Municipal Swap Index + 1.550% 3.22% 9/1/27 (b)(c)	5,315,000	5,318,562
SIFMA Municipal Swap Index + 1.600% 3.27% 3/1/28 (b)(c)	4,820,000	4,823,549
Series 2013 NN, 5% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	2,410,000	2,441,195
Series 2013:
5% 3/1/24	2,190,000	2,213,477
5% 3/1/25	310,000	313,328
Series 2014 PP, 5% 6/15/26	1,175,000	1,217,322
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	190,000	198,699
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	230,000	240,324
Series 2015 WW, 5.25% 6/15/30 (Pre-Refunded to 6/15/25 @ 100)	3,135,000	3,371,265
Series 2015 XX, 5.25% 6/15/27	2,065,000	2,184,967
Series 2016 A, 5% 7/15/27	65,000	69,568
Series 2016 AAA, 5% 6/15/41	140,000	145,085
Series 2016 BBB:
5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	15,000	16,877
5.5% 6/15/31 (Pre-Refunded to 12/15/26 @ 100)	940,000	1,057,643
Series 2017 DDD:
5% 6/15/34	130,000	136,972
5% 6/15/35	105,000	110,348
5% 6/15/42	605,000	625,954
Series 2018 EEE:
5% 6/15/28	40,000	43,699
5% 6/15/34	95,000	101,000
Series 2018, 5% 1/1/39	495,000	508,747
Series 2019 LLL, 5% 6/15/49	250,000	258,364
Series LLL:
4% 6/15/44	190,000	175,570
4% 6/15/49	330,000	299,169
5% 6/15/44	805,000	836,290
Series MMM:
4% 6/15/35	75,000	73,409
4% 6/15/36	75,000	73,196
New Jersey Econ. Dev. Auth. School Rev. Series 2019 A, 5% 6/15/49 (f)	100,000	97,542
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.):
Series 2000 A, 5.625% 11/15/30 (d)	445,000	457,478
Series 2000 B, 5.625% 11/15/30 (d)	4,675,000	4,806,089
Series 2003, 5.5% 6/1/33 (d)	1,205,000	1,221,817
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (d)	3,840,000	3,980,883
5% 10/1/47 (d)	4,835,000	4,945,709
Series 1999:
5.125% 9/15/23 (d)	75,000	75,825
5.25% 9/15/29 (d)	1,480,000	1,496,379
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.):
Series 2012 A, 5% 10/1/23	725,000	744,629
Series 2019, 5% 8/1/59 (d)	920,000	974,308
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (d)	415,000	381,073
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	5,650,000	5,574,124
New Jersey Edl. Facilities Auth. Rev. Series 2022 A:
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	160,000	180,548
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	160,000	181,688
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	210,000	239,852
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	95,000	106,595
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/29	145,000	154,577
5% 7/1/29	750,000	801,213
5% 7/1/30	750,000	799,476
5% 7/1/31	255,000	270,342
5% 7/1/32	295,000	311,970
Series A, 5% 7/1/45	845,000	885,713
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	630,000	636,560
4% 6/1/30	2,925,000	3,119,797
4% 6/1/31	1,385,000	1,478,056
4% 6/1/32	4,025,000	4,296,412
5% 6/1/25	2,500,000	2,656,327
5% 6/1/26	2,055,000	2,227,370
5% 6/1/27	625,000	689,107
5% 6/1/28	6,580,000	7,357,373
5% 6/1/29	1,040,000	1,175,668
Series 2021:
5% 6/1/38	1,000,000	1,098,481
5% 6/1/41	1,240,000	1,353,567
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/31	445,000	472,993
5% 10/1/32	445,000	471,135
5% 10/1/33	375,000	395,577
5% 10/1/34	380,000	401,345
5% 10/1/35	335,000	352,386
5% 10/1/36	390,000	408,867
5% 10/1/37	645,000	675,032
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	105,000	110,697
Series 2019 B3, 5%, tender 7/1/26 (b)	110,000	117,226
Series 2013 A, 5.5% 7/1/43	565,000	575,540
Series 2014 A, 5% 7/1/44	985,000	1,011,703
Series 2015 A, 5% 7/1/46 (Assured Guaranty Muni. Corp. Insured)	3,420,000	3,498,383
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	260,000	270,511
5% 7/1/25 (Escrowed to Maturity)	60,000	64,013
5% 7/1/25 (Escrowed to Maturity)	275,000	291,843
5% 7/1/26 (Escrowed to Maturity)	135,000	146,971
5% 7/1/26 (Escrowed to Maturity)	50,000	54,054
5% 7/1/27	90,000	97,946
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	75,000	81,081
5% 7/1/28	45,000	48,816
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	40,000	43,243
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	85,000	92,538
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	60,000	64,865
5% 7/1/30	175,000	188,313
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	100,000	108,108
5% 7/1/43	3,425,000	3,585,300
Series 2016:
4% 7/1/48	470,000	420,170
5% 7/1/28	75,000	78,624
5% 7/1/41	565,000	571,148
Series 2017 A:
5% 7/1/37	420,000	441,866
5% 7/1/38	1,200,000	1,259,073
5.25% 7/1/57	590,000	617,237
Series 2019:
4% 7/1/35	140,000	138,054
5% 7/1/31	140,000	151,827
Series 2021 A:
4% 7/1/45	1,475,000	1,413,310
4% 7/1/51	2,610,000	2,435,031
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 A1 1, 5% 12/1/22 (d)	590,000	593,595
Series 2017 1A:
5% 12/1/22 (d)	150,000	150,846
5% 12/1/26 (d)	645,000	693,168
Series 2018 B:
5% 12/1/25 (d)	510,000	539,705
5% 12/1/26 (d)	740,000	792,219
Series 2019 A:
5% 12/1/23	235,000	242,538
5% 12/1/24	160,000	169,117
5% 12/1/25	310,000	332,520
Series 2019 B, 3.25% 12/1/39 (d)	1,215,000	1,098,647
Series 2020 B, 3.5% 12/1/39 (d)	1,675,000	1,657,112
Series 2020:
5% 12/1/24 (d)	1,025,000	1,069,427
5% 12/1/24 (d)	485,000	506,022
5% 12/1/27 (d)	405,000	438,349
5% 12/1/28 (d)	705,000	771,743
Series 2021 A:
5% 12/1/28 (d)	85,000	92,447
5% 12/1/29 (d)	115,000	125,771
Series 2021 B:
2.5% 12/1/40 (d)	455,000	408,732
5% 12/1/28 (d)	305,000	331,721
5% 12/1/29 (d)	300,000	328,299
Series 2021 C, 3.25% 12/1/51 (d)	185,000	133,203
Series 2022 A, 5% 12/1/26 (d)	495,000	530,947
Series 2022 B:
4% 12/1/41 (d)	3,130,000	2,893,768
5% 12/1/26 (d)	5,050,000	5,396,007
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 C, 4.75% 10/1/50	865,000	889,532
Series 2021 H, 3% 10/1/52	2,265,000	2,192,725
New Jersey Institute of Technology Series 2015 A:
5% 7/1/40	1,030,000	1,073,354
5% 7/1/45	4,215,000	4,363,602
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/28	65,000	71,045
5% 6/1/31	500,000	538,087
5% 6/1/32	640,000	685,738
5% 6/1/33	1,440,000	1,537,264
5% 6/1/34	640,000	681,346
5% 6/1/35	630,000	669,587
5% 6/1/36	800,000	848,723
5% 6/1/46	250,000	258,168
5.25% 6/1/46	2,995,000	3,133,663
Series 2018 B, 5% 6/1/46	2,400,000	2,417,690
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 A, 5% 1/1/28	1,175,000	1,224,795
Series 2015 E:
5% 1/1/34	605,000	631,255
5% 1/1/45	985,000	1,018,219
Series 2016 A, 5% 1/1/35	1,180,000	1,249,937
Series 2017 D1, 1 month U.S. LIBOR + 0.700% 2.361% 1/1/24 (b)(c)	4,100,000	4,140,335
Series 2017 G, 5% 1/1/36	5,365,000	5,808,034
Series 2019 A, 5% 1/1/48	1,205,000	1,286,126
Series 2021 A:
4% 1/1/42	3,570,000	3,422,045
4% 1/1/51	5,195,000	4,874,078
Series D, 5% 1/1/28	595,000	645,280
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	2,130,000	2,199,783
5.25% 6/15/43	13,865,000	14,573,633
Series 2006 C:
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,065,727
0% 12/15/28	2,585,000	2,076,941
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	3,350,000	2,607,919
0% 12/15/30 (FGIC Insured)	2,560,000	1,883,945
0% 12/15/31 (FGIC Insured)	2,420,000	1,695,574
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	710,000	482,620
0% 12/15/34	2,600,000	1,594,442
0% 12/15/35	795,000	454,344
0% 12/15/36 (AMBAC Insured)	2,075,000	1,123,643
Series 2008 A:
0% 12/15/28	2,110,000	1,679,667
0% 12/15/37	5,335,000	2,662,580
Series 2009 A, 0% 12/15/39	2,850,000	1,332,728
Series 2010 A, 0% 12/15/27	2,150,000	1,784,144
Series 2014 BB1, 5% 6/15/32	500,000	537,827
Series 2014 BB2:
5% 6/15/33	3,085,000	3,364,175
5% 6/15/34	320,000	345,362
Series 2015 AA:
5% 6/15/45	1,205,000	1,229,969
5.25% 6/15/41	3,205,000	3,303,684
Series 2016 A:
5% 6/15/27	1,235,000	1,331,271
5% 6/15/28	1,525,000	1,641,597
5% 6/15/29	470,000	504,917
Series 2018 A:
5% 6/15/28	500,000	538,229
5% 6/15/29	1,630,000	1,751,094
5% 6/15/31	2,975,000	3,178,660
5% 12/15/32	205,000	220,082
5% 12/15/34	140,000	148,679
Series 2019 BB:
4% 6/15/36	1,870,000	1,825,016
4% 6/15/38	205,000	197,957
4% 6/15/50	250,000	225,891
5% 6/15/44	4,270,000	4,423,346
Series 2021 A:
4% 6/15/34	715,000	704,238
4% 6/15/35	365,000	357,259
4% 6/15/36	1,530,000	1,493,195
4% 6/15/38	1,795,000	1,733,331
5% 6/15/32	200,000	219,973
5% 6/15/33	345,000	376,221
Series 2022 A:
4% 6/15/39	995,000	956,543
4% 6/15/40	1,600,000	1,530,898
4% 6/15/41	3,250,000	3,062,541
4% 6/15/42	675,000	631,312
Series 2022 AA:
5% 6/15/29	1,150,000	1,263,907
5% 6/15/30	4,685,000	5,172,984
5% 6/15/31	305,000	338,522
5% 6/15/32	720,000	798,732
5% 6/15/33	955,000	1,049,581
5% 6/15/34	900,000	978,016
5% 6/15/35	1,345,000	1,453,994
5% 6/15/36	3,055,000	3,280,289
5% 6/15/37	1,170,000	1,252,301
5% 6/15/38	250,000	266,580
Series 2022 BB:
4% 6/15/41	300,000	282,696
4% 6/15/42	300,000	280,583
4% 6/15/46	945,000	865,388
4% 6/15/50	2,725,000	2,462,214
Series A:
0% 12/15/31	110,000	76,165
4% 12/15/39	120,000	115,269
4.25% 12/15/38	300,000	298,184
5% 12/15/24	1,805,000	1,887,801
5% 12/15/25	855,000	910,421
5% 12/15/26	750,000	810,754
5% 12/15/28	3,640,000	3,991,687
Series AA:
4% 6/15/36	670,000	653,883
4% 6/15/37	1,120,000	1,088,400
4% 6/15/38	755,000	729,061
4% 6/15/39	65,000	62,488
4% 6/15/40	340,000	325,316
4% 6/15/45	5,475,000	5,032,519
4% 6/15/50	4,910,000	4,436,503
5% 6/15/35	225,000	240,873
5% 6/15/36	375,000	400,117
5% 6/15/37	470,000	499,275
5% 6/15/38	1,075,000	1,138,755
5% 6/15/39	1,025,000	1,080,543
5% 6/15/40	225,000	236,570
5% 6/15/44	1,300,000	1,313,033
5% 6/15/45	945,000	980,768
5% 6/15/50	865,000	895,308
Series BB:
4% 6/15/44	1,805,000	1,667,914
5% 6/15/33	3,035,000	3,248,158
Newark Gen. Oblig.:
Series 2020 A:
5% 10/1/24	160,000	167,236
5% 10/1/26	195,000	211,144
5% 10/1/28	120,000	133,960
Series 2020 B:
5% 10/1/23	210,000	215,096
5% 10/1/25	105,000	111,905
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,796
Rutgers State Univ. Rev.:
Series 2016 M, 5% 5/1/33	965,000	1,030,323
Series Q, 5% 5/1/23	15,000	15,259
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	740,000	750,643
5% 1/1/48 (d)	1,675,000	1,689,682
Series 2017 A, 5% 1/1/49	410,000	420,983
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	275,000	303,685
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	540,000	594,178
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	150,000	164,005
Series 2020 A:
4% 11/1/50	600,000	544,278
5% 11/1/45	250,000	261,248
The Board of Ed. of Newark Series 2021:
4% 7/15/34 (Build America Mutual Assurance Insured)	80,000	82,037
4% 7/15/36 (Build America Mutual Assurance Insured)	78,000	78,479
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (d)	355,000	363,976
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (d)(f)	460,000	400,690
TOTAL NEW JERSEY		346,223,491
New Mexico - 0.1%
Albuquerque Wtr. Util. Auth.:
Series 2017, 5% 7/1/33	490,000	534,798
Series 2018, 5% 7/1/28	65,000	70,764
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 C, 1.15%, tender 6/1/24 (b)	590,000	566,545
Los Ranchos de Albuquerque Edl. Facilities Rev. (Albuquerque Academy Proj.) Series 2020, 4% 9/1/40	110,000	109,028
New Mexico Edl. Assistance Foundation:
Series 2021 1A:
5% 9/1/23 (d)	1,280,000	1,307,628
5% 9/1/24 (d)	705,000	734,272
5% 9/1/26 (d)	2,280,000	2,451,843
5% 9/1/27 (d)	1,075,000	1,168,048
5% 9/1/29 (d)	425,000	471,358
Series 2021 B, 2.106% 9/1/51	1,240,000	1,182,581
New Mexico Hosp. Equip. Ln. Council Rev.:
(Gerald Champion Reg'l. Med. Ctr. Proj.) Series 2012 A, 5.5% 7/1/42	250,000	250,410
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	95,000	101,174
Series 2017 A, 4% 8/1/37	500,000	493,973
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	225,000	227,042
Series 2018 C, 4% 1/1/49	465,000	469,053
Series 2019 C, 4% 1/1/50	55,000	55,533
Series 2019 D, 3.75% 1/1/50	370,000	371,075
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	320,000	336,626
Series 2019 A:
4% 5/1/23	40,000	40,368
4% 11/1/23	15,000	15,227
4% 5/1/24	45,000	45,921
New Mexico Severance Tax Rev. Series 2022 A, 5% 7/1/31	2,500,000	2,943,972
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	120,000	115,765
5% 5/15/39	90,000	84,555
5% 5/15/44	95,000	86,660
5% 5/15/49	215,000	191,502
TOTAL NEW MEXICO		14,425,721
New York - 6.3%
Brookhaven Loc Dev. Corp. (Active Retirement Cmnty., Inc. D/B/A Jeffersons Ferry Proj.) Series 2016, 5.25% 11/1/36	210,000	219,146
Brooklyn Arena Local Dev. Corp. Series 2016 A, 5% 7/15/42	1,415,000	1,430,957
Broome County Local Dev. Corp. Rev. (United Health Svcs. Hospitals, Inc. Proj.) Series 2020:
3% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	380,000	323,956
3% 4/1/37 (Assured Guaranty Muni. Corp. Insured)	320,000	269,242
4% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	210,000	208,813
4% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	265,000	258,929
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	285,000	276,713
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	195,000	218,162
5% 4/1/32 (Assured Guaranty Muni. Corp. Insured)	210,000	233,947
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	220,000	243,950
Build NYC Resource Corp. Rev.:
(Albert Einstein School of Medicine, Inc. Proj.) Series 2015, 5.5% 9/1/45 (f)	1,475,000	1,519,260
(Friends of Hellenic Classical Charter Schools, Inc. Proj.):
Series 2021 A:
5% 12/1/51 (f)	130,000	125,724
5% 12/1/55 (f)	100,000	95,027
Series 2021 A1, 5% 12/1/41 (f)	115,000	114,569
(Grand Concourse Academy Charter School Proj.):
Series 2022 A, 5% 7/1/52	80,000	80,132
Series 2022 B, 5% 7/1/62	595,000	577,641
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (f)	350,000	342,655
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (f)	1,910,000	1,916,595
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (d)(f)	2,200,000	2,249,356
City of Long Beach Series 2022 B, 4.625% 7/15/52	2,230,000	2,232,897
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	150,000	151,571
4% 7/1/34	150,000	150,924
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	85,000	89,488
Series 2011 A, 5% 10/1/25	15,000	15,028
Series 2016 A:
5% 7/1/25	5,000	5,250
5% 7/1/32	140,000	147,588
5% 7/1/37	765,000	791,757
Series 2017 A:
5% 10/1/22	1,000,000	1,002,248
5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	80,000	89,260
Series 2017:
5% 12/1/22 (f)	200,000	201,104
5% 12/1/23 (f)	100,000	102,572
5% 12/1/24 (f)	100,000	103,211
5% 12/1/25 (f)	100,000	104,220
5% 12/1/30 (f)	200,000	205,928
5% 12/1/31 (f)	200,000	204,947
5% 12/1/34 (f)	300,000	303,662
5% 12/1/35 (f)	255,000	257,399
5% 12/1/36 (f)	200,000	201,342
5% 12/1/37 (f)	105,000	105,570
Dutchess County Local Dev. Corp. Rev. (Bard College Proj.) Series 2020 A, 5% 7/1/51 (f)	300,000	301,330
Erie County Tobacco Asset Securitization Corp.:
Series 2005 B, 0% 6/1/47	2,000,000	416,995
Series 2006 A, 0% 6/1/60 (f)	10,070,000	574,996
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	1,125,000	1,017,249
Series 2016 B, 0% 1/1/45	6,975,000	1,811,269
Series 2016 C, 0% 1/1/55 (e)	1,645,000	1,427,458
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/33	200,000	217,672
5% 2/15/35	1,445,000	1,559,828
5% 2/15/39	560,000	597,302
5% 2/15/42	785,000	829,753
Series 2022 A, 4% 2/15/37	300,000	306,990
Huntington Local Dev. Corp. Rev. (Gurwin Independent Hsg., Inc. / Fountaingate Gardens Proj.) Series 2021 B, 4% 7/1/27	250,000	245,465
Jefferson County Civic Facility Dev. Corp. Rev. (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/32	100,000	93,146
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	6,085,000	6,801,470
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	165,000	159,759
Series 2021 B, 1.5%, tender 9/1/26 (b)	1,510,000	1,384,138
Series 2012 A:
5% 9/1/37	630,000	630,382
5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	390,000	390,000
Series 2012, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	510,000	510,000
Series 2014 A:
5% 9/1/34	390,000	406,270
5% 9/1/39	1,000,000	1,040,334
Series 2015 B, 5% 9/1/45	900,000	946,292
Series 2016 B, 5% 9/1/41	710,000	761,851
Series 2017:
5% 9/1/33	30,000	32,834
5% 9/1/35	110,000	119,731
5% 9/1/36	65,000	70,619
5% 9/1/47	195,000	209,018
Series 2018, 5% 9/1/36	15,000	16,439
Series 2019 A, 4% 9/1/38	1,240,000	1,219,351
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,340,000	4,417,864
Nassau County Gen. Oblig. Series 2018 B, 5% 7/1/42 (Assured Guaranty Muni. Corp. Insured)	120,000	128,874
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (f)	1,580,000	1,385,501
Series 2021 B, 5% 1/1/58 (i)	3,260,000	1,902,441
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	2,235,000	2,407,545
5% 4/1/52	250,000	268,314
New York City Gen. Oblig.:
Series 2014 J:
5% 8/1/30	1,275,000	1,330,458
5% 8/1/33	440,000	458,468
Series 2015 C, 5% 8/1/27	175,000	184,800
Series 2016 C and D, 5% 8/1/28	405,000	436,677
Series 2017 A, 4% 8/1/32	1,000,000	1,032,814
Series 2017 B:
5% 12/1/37	545,000	586,150
5% 12/1/41	1,350,000	1,440,840
Series 2018 B1:
5% 10/1/38	750,000	806,930
5.25% 10/1/32	2,150,000	2,377,125
Series 2018 E1, 5% 3/1/44	605,000	641,445
Series 2018 F, 5% 4/1/45	655,000	694,212
Series 2019 A1:
3% 8/1/36	1,100,000	972,333
4% 8/1/40	1,445,000	1,411,107
Series 2019 D1, 5% 12/1/42	1,475,000	1,579,954
Series 2020 A, 4% 8/1/44	1,000,000	956,722
Series 2020 B1, 4% 10/1/40	1,500,000	1,462,601
Series 2020 C, 5% 8/1/43	500,000	536,862
Series 2020 D, 4% 3/1/41	1,300,000	1,273,788
Series 2021 A1:
3% 8/1/50	500,000	393,318
4% 8/1/38	1,150,000	1,134,487
5% 8/1/28	155,000	175,358
5% 8/1/29	165,000	189,011
5% 8/1/32	1,000,000	1,146,921
Series 2021 C, 4% 8/1/40	1,000,000	976,446
Series 2021 F1:
4% 3/1/40	595,000	582,333
5% 3/1/37	960,000	1,051,849
5% 3/1/39	960,000	1,044,748
5% 3/1/42	725,000	782,085
5% 3/1/43	750,000	807,078
5% 3/1/50	2,035,000	2,170,804
Series 2022 A1, 5% 8/1/47	420,000	450,155
Series 2022 D, 4.5% 5/1/49	500,000	494,710
Series 2022 D1:
4.25% 5/1/40	750,000	741,441
5.5% 5/1/44	925,000	1,049,845
5.5% 5/1/46	625,000	706,945
Series A:
5% 8/1/26	705,000	770,451
5% 8/1/39	1,130,000	1,222,740
Series B, 5% 10/1/42	2,885,000	3,101,349
New York City Hsg. Dev. Corp. Series 2013 E1C, 4.95% 11/1/46	800,000	812,660
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
Series 2014 E, 3.5% 2/15/48	1,247,985	1,225,460
Series 2014 F, 4.5% 2/15/48	6,161,389	6,120,791
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	935,000	870,406
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,315,000	5,819,907
Series 2021, 0.6%, tender 7/1/25 (b)	1,315,000	1,215,913
New York City Indl. Dev. Agcy. Series 2012 A, 5% 7/1/28 (d)	530,000	530,696
New York City Indl. Dev. Agcy. Rev.:
(Yankee Stadium Proj.) Series 2020 A:
3% 3/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	370,093
4% 3/1/45	615,000	563,877
4% 3/1/45 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,348,085
Series 2020 A, 3% 3/1/49	250,000	185,046
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 2, 5% 6/15/47	255,000	259,251
Series 2017 CC1, 5% 6/15/46	1,495,000	1,578,477
Series 2018 BB, 5% 6/15/46	2,040,000	2,159,750
Series 2018 CC, 5% 6/15/48	1,095,000	1,157,210
Series 2018 EE, 5% 6/15/40	1,500,000	1,611,330
Series 2020 GG1, 5% 6/15/50	1,585,000	1,689,683
Series 2021 AA1, 4% 6/15/50	5,540,000	5,260,183
Series 2021 BB1:
3% 6/15/44	1,615,000	1,302,718
5% 6/15/50	1,000,000	1,069,634
Series 2021 CC1, 5% 6/15/51	2,280,000	2,445,118
Series 2021 DD, 4% 6/15/36	1,285,000	1,288,570
Series 2022 CC1, 5% 6/15/52	1,060,000	1,139,508
Series 2022 CC2, 5% 6/15/26	395,000	418,428
Series 2022 EE:
5% 6/15/39	145,000	161,664
5% 6/15/45	12,235,000	13,405,217
Series GG 1, 5% 6/15/48	12,665,000	13,598,383
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	450,000	471,152
Series 2015 S1:
5% 7/15/33	750,000	787,012
5% 7/15/36	1,050,000	1,098,128
Series 2015 S2:
5% 7/15/34	500,000	528,896
5% 7/15/35	215,000	227,121
Series 2016 S1, 5% 7/15/43	925,000	966,300
Series 2018 S2, 5% 7/15/35	70,000	75,861
Series 2018 S3, 5% 7/15/43	1,690,000	1,807,880
Series 2019 S1, 5% 7/15/45	1,475,000	1,573,766
Series 2019 S3, 5% 7/15/37	305,000	329,936
Series 2020 S1:
3% 7/15/49	1,000,000	766,280
4% 7/15/40	1,045,000	1,014,345
Series 2022 S1, 4% 7/15/35	500,000	504,898
Series 2022 S1A, 4% 7/15/36	500,000	500,466
New York City Transitional Fin. Auth. Rev.:
Series 2014 A1, 5% 11/1/42	1,220,000	1,248,249
Series 2016 A, 5% 5/1/40	110,000	116,116
Series 2016 E, 5% 2/1/37	500,000	528,532
Series 2017 A, 5% 8/1/34	900,000	977,640
Series 2017 A1, 5% 5/1/33	1,025,000	1,096,589
Series 2017 B, 5% 8/1/40	110,000	116,500
Series 2017 B1, 4% 8/1/41	1,390,000	1,342,557
Series 2017 F, 5% 5/1/32	500,000	543,803
Series 2017 F1, 5% 5/1/42	1,200,000	1,276,659
Series 2018 A2, 5% 8/1/39	1,530,000	1,643,762
Series 2018 B, 5% 8/1/45	8,285,000	8,780,373
Series 2019 B1:
4% 11/1/43	1,495,000	1,427,516
5% 8/1/34	110,000	120,319
5% 8/1/36	2,050,000	2,239,756
5% 8/1/38	1,475,000	1,601,117
Series 2019 C, 4% 11/1/42	625,000	600,485
Series 2019 C1, 4% 11/1/40	1,150,000	1,113,692
Series 2020 A3, 4% 5/1/44	815,000	775,617
Series 2020 B1, 4% 11/1/39	2,475,000	2,413,055
Series 2020 C1:
4% 5/1/36	425,000	425,051
4% 5/1/37	485,000	480,800
4% 5/1/38	595,000	583,987
4% 5/1/39	745,000	726,729
4% 5/1/43	1,800,000	1,719,939
4% 5/1/45	845,000	801,584
Series 2021 A:
4% 11/1/34	210,000	213,725
4% 11/1/38	700,000	686,753
Series 2021 C:
4% 5/1/40	500,000	484,506
4% 5/1/41	1,600,000	1,545,837
4% 5/1/45	3,635,000	3,448,233
4% 5/1/46	2,250,000	2,127,613
Series 2021 C1, 4% 5/1/39	1,000,000	975,476
Series 2021 D, 4% 11/1/39	400,000	389,989
Series 2021 D1:
4% 11/1/41	4,070,000	3,929,826
4% 11/1/44	1,885,000	1,792,654
Series 2021 E1, 5% 2/1/37	930,000	1,027,413
Series 2021 F1:
4% 11/1/36	145,000	144,761
4% 11/1/37	440,000	436,096
5% 11/1/23	5,000,000	5,154,719
Series 2021, 4% 11/1/38	790,000	775,050
Series 2022 A, 5.25% 8/1/40	500,000	562,449
Series 2022 A1:
4% 11/1/37	1,000,000	991,127
5% 11/1/27	4,560,000	5,093,890
5% 11/1/28	540,000	612,561
5% 11/1/29	365,000	418,638
Series 2022 B1, 3% 8/1/41	500,000	408,591
Series 2022 C1:
4% 2/1/38	690,000	677,386
4% 2/1/40	500,000	484,663
4% 2/1/41	1,635,000	1,580,169
5% 2/1/51	1,750,000	1,889,959
Series A, 4% 11/1/35	210,000	211,714
Series C1, 4% 5/1/40	800,000	775,210
Series E, 5% 2/1/43	230,000	243,532
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	2,630,000	3,012,597
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/28	400,000	423,752
5% 11/15/29	280,000	296,187
Series 2016 B, 0% 11/15/55	410,000	76,690
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2017, 5% 1/1/47	250,000	246,430
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 5% 12/15/25	1,065,000	1,072,774
Series 2015 E, 5% 3/15/34	6,525,000	6,895,623
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	55,000	56,280
Series 2019 B3, 5%, tender 5/1/26 (b)	40,000	42,361
Series 2019 D, 5% 7/1/35	125,000	149,828
Series 2020 A:
4% 7/1/50	4,880,000	4,465,252
5% 10/1/29 (Assured Guaranty Muni. Corp. Insured) (Pre-Refunded to 10/1/29 @ 100)	725,000	817,435
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured) (Pre-Refunded to 10/1/30 @ 100)	1,405,000	1,579,472
5% 7/1/32	110,000	122,809
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured) (Pre-Refunded to 10/1/32 @ 100)	965,000	1,071,942
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured) (Pre-Refunded to 10/1/33 @ 100)	300,000	330,170
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured) (Pre-Refunded to 10/1/34 @ 100)	920,000	1,009,645
5% 7/1/36	235,000	254,859
5% 7/1/40	270,000	288,800
Series 2021 A:
4% 7/1/29	90,000	94,075
4% 7/1/30	180,000	188,286
4% 7/1/31	210,000	215,444
4% 7/1/32	230,000	232,641
5% 7/1/27	35,000	37,954
5% 7/1/28	35,000	38,333
Series 2022 1B, 4% 7/1/51	3,000,000	2,812,845
Series 2022 A:
4% 5/1/45	1,185,000	1,101,496
5% 7/1/33	40,000	44,009
5% 7/1/34	80,000	87,549
5% 7/1/36	50,000	53,763
5% 10/1/36	2,830,000	3,126,122
5% 7/15/37	340,000	352,898
5% 7/1/38	105,000	112,125
5% 7/1/40	65,000	69,037
5% 7/1/41	65,000	68,589
5% 7/1/42	70,000	73,648
5% 7/15/42	960,000	982,306
5% 7/15/50	2,485,000	2,513,163
5% 5/1/52	2,000,000	2,078,630
Series 2022:
4% 7/1/36	1,065,000	1,070,675
4% 7/1/38	345,000	339,695
4% 7/1/40	565,000	546,815
5% 7/1/30	105,000	112,381
5% 7/1/31	110,000	116,820
5% 7/1/34	705,000	786,519
5% 7/1/35	705,000	784,121
5% 7/1/37	1,165,000	1,287,513
5% 7/1/38	55,000	56,190
5% 7/1/39	85,000	86,676
5% 7/1/39	355,000	390,157
5% 7/1/40	190,000	193,223
5% 7/1/41	200,000	203,022
5% 7/1/41	630,000	688,976
5% 7/1/42	105,000	106,276
5% 7/1/57	5,705,000	5,609,167
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	245,000	264,402
5% 3/15/32	110,000	118,320
5% 3/15/35	1,785,000	1,904,608
Series 2017 A:
5% 3/15/39	460,000	492,373
5% 3/15/40	1,000,000	1,068,418
5% 3/15/42	470,000	499,889
5% 3/15/44	500,000	529,774
Series 2018 A:
5% 3/15/40	2,450,000	2,624,443
5% 3/15/43	3,310,000	3,527,422
Series 2018 C:
5% 3/15/38	465,000	500,267
5% 3/15/40	1,650,000	1,767,482
5% 3/15/41	1,650,000	1,764,605
Series 2018 E:
5% 3/15/40	750,000	807,729
5% 3/15/44	495,000	529,347
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series 2019 B, 3% 6/15/38	615,000	544,750
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5% 11/15/44 (f)	6,395,000	6,161,990
5.15% 11/15/34 (f)	800,000	808,060
5.375% 11/15/40 (f)	6,365,000	6,436,179
(7 World Trade Ctr. Proj.) Series 2022 A:
3% 9/15/43	500,000	400,010
3.25% 9/15/52	500,000	380,347
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	1,300,000	1,193,798
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	840,000	755,002
(World Trade Ctr. Proj.) Series 2014, 7.25% 11/15/44 (f)	2,000,000	2,037,423
Series 2021 A, 3% 11/15/51	950,000	695,760
Series 2021:
2.75% 2/15/44	250,000	183,868
3% 2/15/42	300,000	254,125
4% 2/15/43	2,765,000	2,611,704
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	355,000	243,190
Series 2016 A, 5.25% 11/15/31	1,475,000	1,611,192
Series 2016 B1, 5% 11/15/36	1,300,000	1,397,505
Series 2016 B2, 5% 11/15/36	470,000	505,252
Series 2017 A, 5% 11/15/47	1,805,000	1,915,470
Series 2022 A, 5% 11/15/46	1,880,000	2,055,885
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2002 D2:
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 2.078%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	495,000	483,818
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 2.084%, tender 4/1/24 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,220,000	4,124,670
Series 2015 A2, 5%, tender 5/15/30 (b)	2,195,000	2,409,580
Series 2006 B, 5.25% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	1,180,000	1,279,679
Series 2012 D, 5% 11/15/25	530,000	532,487
Series 2012 F, 5% 11/15/30 (Pre-Refunded to 11/15/30 @ 100)	250,000	251,163
Series 2013 C:
5% 11/15/22	1,000,000	1,005,425
5% 11/15/38	800,000	805,365
5% 11/15/42	975,000	980,798
Series 2014 B:
5% 11/15/44	1,215,000	1,231,990
5.25% 11/15/35	500,000	513,893
5.25% 11/15/44	125,000	127,669
Series 2015 A1:
5% 11/15/29	375,000	389,802
5% 11/15/40	500,000	512,499
5% 11/15/45	905,000	921,815
Series 2015 B, 5% 11/15/40	250,000	256,250
Series 2015 D1, 5% 11/15/26	500,000	526,363
Series 2015 F, 5% 11/15/24	330,000	344,742
Series 2016 A1:
5% 11/15/24	350,000	365,636
5% 11/15/41	500,000	512,864
Series 2016 A2, 5% 11/15/27	250,000	265,842
Series 2016 C 2A, 4% 11/15/38	360,000	340,778
Series 2016 C1, 5% 11/15/56	110,000	112,035
Series 2016 D, 5% 11/15/27	250,000	265,842
Series 2017 A, 4% 11/15/37	785,000	752,545
Series 2017 A1, 5% 11/15/51	480,000	496,896
Series 2017 C-2:
0% 11/15/29	125,000	96,123
0% 11/15/33	315,000	198,464
Series 2017 C1:
5% 11/15/30	2,380,000	2,527,912
5% 11/15/34	95,000	99,500
Series 2017 D:
5% 11/15/30	5,980,000	6,353,947
5% 11/15/33	345,000	361,942
5% 11/15/35	130,000	136,030
Series 2019 C:
5% 11/15/42	250,000	257,805
5% 11/15/44	1,600,000	1,688,839
Series 2019 F, 5% 11/15/22	1,485,000	1,490,899
Series 2020 A:
5% 2/1/23	1,100,000	1,108,693
5% 11/15/47	850,000	869,460
Series 2020 A1:
4% 11/15/42 (Assured Guaranty Muni. Corp. Insured)	585,000	562,614
4% 11/15/46	500,000	446,118
4% 11/15/50 (Assured Guaranty Muni. Corp. Insured)	450,000	424,968
4% 11/15/54 (Assured Guaranty Muni. Corp. Insured)	250,000	233,119
5% 11/15/49	2,750,000	2,808,513
Series 2020 C1:
4.75% 11/15/45	480,000	471,358
5% 11/15/50	3,000,000	3,061,222
5.25% 11/15/55	1,280,000	1,330,167
Series 2020 D:
4% 11/15/46	11,005,000	9,819,059
4% 11/15/47	380,000	338,122
4% 11/15/50	2,600,000	2,289,267
5% 11/15/43	360,000	370,834
5% 11/15/45	2,050,000	2,103,955
Series 2020 E:
4% 11/15/45	2,350,000	2,106,713
5% 11/15/29	725,000	785,508
5% 11/15/33	540,000	572,479
Series 2021 A1, 4% 11/15/45	250,000	224,064
Series D1, 5% 11/1/25	130,000	130,494
New York Pwr. Auth. Series 2022 A, 4% 11/15/47 (Assured Guaranty Muni. Corp. Insured)	1,270,000	1,221,620
New York State Dorm. Auth.:
Series 2012 A:
4% 3/15/37	1,000,000	990,344
5% 12/15/22	4,195,000	4,227,442
Series 2017 A:
5% 2/15/31	65,000	70,889
5% 2/15/38	835,000	891,838
Series 2017 B, 5% 2/15/43	2,265,000	2,407,902
Series 2019 A:
5% 3/15/36	1,000,000	1,090,384
5% 3/15/46	1,475,000	1,569,472
Series 2019 D:
4% 2/15/37	1,010,000	1,000,285
4% 2/15/39	1,615,000	1,575,787
Series 2019 E, 5% 2/15/35	405,000	445,483
Series 2020 A:
3% 3/15/39	1,500,000	1,273,112
3% 3/15/49	250,000	193,364
4% 3/15/36	435,000	433,929
4% 3/15/43	895,000	858,908
4% 3/15/48	805,000	759,099
Series 2021 A, 4% 3/15/41	260,000	250,923
Series 2021 E:
3% 3/15/41	950,000	788,244
4% 3/15/42	4,925,000	4,735,832
4% 3/15/45	5,140,000	4,891,142
4% 3/15/47	260,000	245,880
Series 2022 A:
4% 3/15/34	795,000	811,536
4% 3/15/35	2,150,000	2,168,791
4% 3/15/39	1,745,000	1,702,488
4% 3/15/49	550,000	517,172
5% 3/15/41	1,000,000	1,089,840
5% 3/15/46	3,180,000	3,424,567
New York State Gen. Oblig. Series 2021 A, 3% 3/15/34	380,000	356,774
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	915,000	833,493
1.1%, tender 5/1/27 (b)	3,395,000	3,052,250
Series 2020 L2, 0.75% 11/1/25	1,705,000	1,573,032
Series 2020 M2, 0.75% 11/1/25	740,000	689,066
Series J, 0.75% 5/1/25	995,000	936,780
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	145,000	143,873
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/39	1,280,000	1,238,433
4% 3/15/45 (h)	80,000	75,686
4% 3/15/49	505,000	473,351
Series 2020 C:
3% 3/15/40	1,500,000	1,254,697
4% 3/15/42	2,135,000	2,044,812
4% 3/15/49	2,175,000	2,035,455
5% 3/15/43	2,475,000	2,658,149
5% 3/15/47	640,000	683,939
Series 2020 E:
3% 3/15/48	1,900,000	1,489,976
4% 3/15/37	2,930,000	2,885,920
4% 3/15/39	1,215,000	1,175,543
4% 3/15/41	4,000,000	3,840,536
4% 3/15/43	250,000	238,604
4% 3/15/44	8,095,000	7,683,756
4% 3/15/45	6,525,000	6,173,136
4% 3/15/46	500,000	471,499
New York State Urban Eev Corp.:
Series 2019 A:
4% 3/15/42	900,000	864,279
5% 3/15/36	895,000	986,660
5% 3/15/37	3,405,000	3,732,480
Series 2021 A:
3% 3/15/41	1,000,000	829,730
3% 3/15/42	1,000,000	819,889
4% 3/15/37	500,000	498,429
4% 3/15/44	1,385,000	1,322,092
5% 3/15/25	1,900,000	2,022,169
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/46	3,260,000	3,399,818
Series 2019 B:
4% 1/1/38	3,400,000	3,300,464
4% 1/1/39	1,625,000	1,595,277
4% 1/1/41	1,000,000	957,079
4% 1/1/45	1,050,000	999,361
4% 1/1/45	4,085,000	3,855,203
Series 2020 N:
5% 1/1/34	1,075,000	1,182,443
5% 1/1/35	750,000	819,033
5% 1/1/36	1,600,000	1,738,065
5% 1/1/38	750,000	807,989
New York Thruway Auth. Personal Income Tax Rev.:
Series 2021 A1:
3% 3/15/48	400,000	314,266
3% 3/15/51	1,500,000	1,157,162
4% 3/15/54	2,000,000	1,859,982
Series 2022 A, 5% 3/15/34	2,250,000	2,566,547
Series 2022 C, 4.125% 3/15/57	1,610,000	1,519,949
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (d)	1,960,000	1,970,143
5% 8/1/31 (d)	2,795,000	2,809,464
Series 2020:
5.25% 8/1/31 (d)	885,000	937,912
5.375% 8/1/36 (d)	1,210,000	1,301,468
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020:
4.375% 10/1/45 (d)	2,585,000	2,388,546
5% 10/1/40 (d)	2,025,000	2,081,675
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 4% 1/1/36 (d)	280,000	264,395
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (d)	435,000	453,603
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
5% 1/1/31 (d)	1,735,000	1,801,818
5% 1/1/32 (d)	4,005,000	4,138,980
5% 1/1/33 (d)	260,000	268,179
5% 1/1/34 (d)	1,595,000	1,643,061
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (d)	3,060,000	3,184,384
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (d)	520,000	535,574
5% 7/1/46 (d)	680,000	695,827
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	7,555,000	7,728,998
(New York State Thruway Svc. Areas Proj.) Series 2021:
4% 10/31/46 (d)	3,885,000	3,372,464
4% 4/30/53 (d)	825,000	695,888
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (d)	40,000	36,963
5% 12/1/35 (d)	65,000	67,969
Series 2020 C:
4% 12/1/40	480,000	448,565
5% 12/1/29	120,000	131,400
5% 12/1/30	100,000	110,951
5% 12/1/31	110,000	119,955
5% 12/1/32	375,000	406,988
5% 12/1/33	320,000	343,919
5% 12/1/34	295,000	315,782
5% 12/1/35	590,000	630,020
5% 12/1/36	200,000	213,076
5% 12/1/37	530,000	563,113
5% 12/1/38	55,000	58,266
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/39 (d)	105,000	96,306
5% 12/1/30 (d)	75,000	81,253
5% 12/1/34 (d)	135,000	141,702
5% 12/1/36 (d)	5,000	5,223
5% 12/1/37 (d)	105,000	109,469
Series 2022:
5% 12/1/27 (d)	500,000	535,194
5% 12/1/28 (d)	500,000	538,267
5% 12/1/29 (d)	1,000,000	1,083,015
5% 12/1/32 (d)	995,000	1,076,584
5% 12/1/33 (d)	1,545,000	1,647,067
5% 12/1/34 (d)	1,685,000	1,784,919
5% 12/1/35 (d)	845,000	892,514
5% 12/1/36 (d)	575,000	605,679
5% 12/1/37 (d)	1,535,000	1,614,269
5% 12/1/38 (d)	3,720,000	3,895,507
5% 12/1/39 (d)	3,600,000	3,762,535
5% 12/1/40 (d)	2,885,000	2,999,576
5% 12/1/41 (d)	4,165,000	4,318,758
5% 12/1/42 (d)	1,570,000	1,624,340
Series 2016 A:
4% 7/1/31 (d)	1,050,000	1,055,976
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (d)	2,350,000	2,351,421
5.25% 1/1/50 (d)	5,265,000	5,412,269
Series 2021:
2.25% 8/1/26 (d)	350,000	332,245
3% 8/1/31 (d)	565,000	526,042
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	970,000	1,053,042
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	830,000	905,240
Series 2016 A, 5% 3/15/30	1,300,000	1,396,469
Series 2017 C:
4% 3/15/43 (g)	3,440,000	3,286,714
4% 3/15/45 (g)	3,155,000	2,988,795
5% 3/15/31	135,000	148,944
5% 3/15/34	310,000	338,799
Series 2019 A:
5% 3/15/37	365,000	397,066
5% 3/15/43	1,075,000	1,155,533
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022:
4.5% 7/1/52	2,180,000	1,824,926
5% 7/1/52	325,000	291,040
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
3% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	250,000	194,414
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	55,000	55,670
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	35,000	35,971
5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	105,000	107,901
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	85,000	95,164
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	120,000	123,568
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/41	800,000	776,522
4% 12/1/49	2,250,000	2,098,358
5% 12/1/45	2,550,000	2,798,186
Orange County N Y Fdg Corp. Assistance (The Hamlet at Wallkill Assisted Living Proj.) Series 2012, 6.5% 1/1/46	665,000	566,390
Port Auth. of New York & New Jersey:
Series 2020 221:
4% 7/15/50 (d)	4,045,000	3,621,943
4% 7/15/55 (d)	3,870,000	3,416,201
Series 2020 222, 4% 7/15/39	900,000	883,351
Series 2021 226:
5% 10/15/30 (d)	180,000	198,394
5% 10/15/33 (d)	145,000	158,172
5% 10/15/34 (d)	235,000	254,225
5% 10/15/35 (d)	220,000	235,613
5% 10/15/36 (d)	230,000	244,829
5% 10/15/37 (d)	320,000	339,249
5% 10/15/38 (d)	635,000	670,094
5% 10/15/39 (d)	470,000	494,371
5% 10/15/40 (d)	1,185,000	1,242,340
5% 10/15/41 (d)	795,000	830,810
Series 2022 231, 5.5% 8/1/39 (d)	1,110,000	1,240,710
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	140,000	141,214
Schenectady County Cap. Resources Corp. Rev.:
(Union College Proj.) Series 2017, 5% 1/1/40	1,895,000	1,960,353
Series 2022, 5.25% 7/1/52	145,000	156,022
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (f)	150,000	133,950
5.125% 11/1/41 (f)	290,000	252,363
5.375% 11/1/54 (f)	870,000	746,859
Suffolk County Gen. Oblig.:
Series 2017 D, 4% 10/15/28	310,000	327,543
Series 2019 A, 4% 4/1/32	500,000	518,026
Series 2019 B, 5% 10/15/28 (Assured Guaranty Muni. Corp. Insured)	500,000	561,200
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2012 A, 3.75% 6/1/36	2,000,000	1,997,721
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 B1, 4% 6/1/50	185,000	175,251
Series 2021 B2, 0% 6/1/66	1,810,000	217,746
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Proj.) Series 2016 A:
5% 1/1/28 (d)	355,000	313,730
5% 1/1/29 (d)	520,000	448,130
5% 1/1/30 (d)	395,000	331,788
5% 1/1/31 (d)	490,000	401,975
5% 1/1/32 (d)	910,000	730,779
5% 1/1/33 (d)	805,000	631,544
5% 1/1/34 (d)	720,000	554,372
5% 1/1/35 (d)	960,000	728,821
5% 1/1/36 (d)	310,000	231,089
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/34	1,000,000	1,048,878
5% 6/1/35	350,000	366,504
5% 6/1/41	575,000	596,041
Tompkins County Dev. Corp. Continuing Care Retirement Cmnty. Rev.:
(Kendal at Itchaca, Inc. Proj.) Series 2014 A, 5% 7/1/29	125,000	128,919
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/34	235,000	241,187
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/44	255,000	260,303
Triborough Brdg & Tunl Auth. Series 2022 A, 5.25% 5/15/52	2,500,000	2,763,247
Triborough Bridge & Tunnel Auth.:
Series 2021 A1:
4% 5/15/46	500,000	472,775
5% 5/15/51	7,500,000	8,038,841
Series 2021 B, 4% 5/15/56	115,000	106,131
Series 2021 C 1A, 5% 5/15/51	4,745,000	5,102,153
Series 2021 C3, 4% 5/15/51	2,330,000	2,181,344
Series 2022 A, 5% 5/15/57	575,000	617,804
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/25	590,000	592,966
Series 2015 A, 5.25% 11/15/45	605,000	638,544
Series 2017 B:
5% 11/15/35	900,000	979,471
5% 11/15/38	500,000	540,989
Series 2017 C2, 5% 11/15/42	2,480,000	2,680,869
Series 2018 A:
5% 11/15/44	255,000	270,057
5% 11/15/45	1,300,000	1,375,222
5% 11/15/46	900,000	951,507
Series 2019 A:
5% 11/15/42	930,000	1,004,446
5% 11/15/49	1,100,000	1,179,242
Series 2019 C, 4% 11/15/43	3,500,000	3,269,285
Series 2020 A, 4% 11/15/54	1,510,000	1,378,436
Series 2021 A, 5% 11/15/51	3,705,000	3,934,816
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A:
5% 9/1/36	240,000	258,531
5% 9/1/38	315,000	337,456
5% 9/1/39	300,000	320,661
Westchester County Local Dev. Co.:
(Kendal On Hudson Proj.) Series 2022 B, 5% 1/1/51 (g)	500,000	505,845
Series 2014 A, 5.5% 5/1/42	3,480,000	3,540,977
Yonkers Gen. Oblig.:
Series 2022 C:
5% 3/15/34 (Assured Guaranty Muni. Corp. Insured)	320,000	360,883
5% 3/15/35 (Assured Guaranty Muni. Corp. Insured)	335,000	376,039
Series 2022 D, 4% 3/15/42	510,000	488,075
Series D 2022, 5% 3/15/35	260,000	290,955
TOTAL NEW YORK		683,772,678
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	320,000	340,552
Series 194, 5.25% 10/15/55	860,000	903,347
Series 198, 5% 11/15/46	1,205,000	1,272,704
Series 2015 193, 5% 10/15/30 (d)	1,325,000	1,382,881
Series 2015 194:
5% 10/15/34	2,410,000	2,578,571
5% 10/15/41	7,625,000	8,076,116
Series 2019 218:
4% 11/1/41 (d)	1,550,000	1,436,331
5% 11/1/49 (d)	500,000	515,672
Series 2021 223:
4% 7/15/40 (d)	175,000	163,191
4% 7/15/41 (d)	500,000	463,918
4% 7/15/46 (d)	6,450,000	5,828,329
4% 7/15/51 (d)	160,000	142,839
Series 2022 231, 5.5% 8/1/47 (d)	3,980,000	4,371,278
Series 214:
4% 9/1/37 (d)	470,000	457,131
4% 9/1/39 (d)	195,000	183,592
4% 9/1/43 (d)	890,000	815,354
Series 221, 4% 7/15/45 (d)	305,000	276,829
Series 223:
4% 7/15/34 (d)	215,000	215,138
4% 7/15/35 (d)	220,000	218,287
4% 7/15/36 (d)	135,000	132,779
4% 7/15/38 (d)	595,000	569,278
4% 7/15/39 (d)	1,130,000	1,065,472
TOTAL NEW YORK AND NEW JERSEY		31,409,589
Non-State Specific - 0.0%
Frete 2021-Ml12 Trust Series 2021, 1.2998% 7/25/41 (b)	3,421,606	372,663
North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
4% 6/1/39	55,000	55,108
4% 6/1/49	110,000	106,091
5% 6/1/46	980,000	1,069,406
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	185,000	203,378
5% 7/1/33	185,000	200,909
5% 7/1/35	110,000	118,637
5% 7/1/37	425,000	454,869
5% 7/1/42	160,000	168,448
Series 2017 B:
5% 7/1/23 (d)	20,000	20,371
5% 7/1/24 (d)	25,000	25,938
5% 7/1/25 (d)	10,000	10,534
5% 7/1/26 (d)	10,000	10,690
5% 7/1/27 (d)	25,000	27,017
5% 7/1/28 (d)	20,000	21,593
5% 7/1/29 (d)	30,000	32,308
5% 7/1/30 (d)	30,000	32,180
5% 7/1/31 (d)	60,000	64,314
5% 7/1/32 (d)	60,000	63,979
5% 7/1/33 (d)	65,000	69,147
5% 7/1/34 (d)	65,000	69,005
5% 7/1/35 (d)	45,000	47,604
5% 7/1/36 (d)	40,000	42,075
5% 7/1/37 (d)	45,000	47,201
5% 7/1/42 (d)	145,000	150,579
Series 2017 C:
4% 7/1/32	175,000	178,501
4% 7/1/36	85,000	85,505
4% 7/1/37	85,000	85,149
5% 7/1/29	145,000	159,902
Series 2019 A:
4% 7/1/44	400,000	388,832
5% 7/1/49	1,805,000	1,907,146
Series 2019 B:
4% 7/1/44 (d)	550,000	516,643
5% 7/1/49 (d)	565,000	585,703
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2020, 0.3%, tender 6/1/23 (b)	405,000	397,096
Greater Asheville Reg'l. Arpt. Auth. Series 2022 A, 5.5% 7/1/47 (Assured Guaranty Muni. Corp. Insured) (d)	4,170,000	4,545,602
Mecklenburg County Gen. Oblig.:
Series 2016 A, 5% 9/1/25	975,000	1,049,444
Series 2017 A, 5% 4/1/25	305,000	325,175
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	65,000	72,641
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	30,000	33,526
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	400,000	447,019
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	210,000	214,258
5% 5/1/29	110,000	122,460
5% 5/1/30	115,000	128,597
5% 5/1/31	210,000	235,549
North Carolina Dept. of Trans. Private Activity Rev. (I-77 Hot Lanes Proj.) Series 2015, 5% 6/30/54 (d)	250,000	250,092
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 44, 4% 7/1/50	305,000	308,160
Series 2021 46A, 3% 7/1/51	2,945,000	2,875,621
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/32	725,000	820,216
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	1,270,000	1,269,338
Series 2019 C, 2.55%, tender 6/1/26 (b)	2,190,000	2,147,378
Series 2015:
5% 10/1/25	535,000	542,156
5% 10/1/30	320,000	321,555
5% 10/1/35	870,000	870,814
5% 6/1/40	3,730,000	3,819,965
5% 6/1/45	3,885,000	3,958,664
Series 2019 A:
4% 11/1/52	665,000	628,936
5% 12/1/29	80,000	88,744
5% 12/1/30	80,000	88,132
5% 12/1/32	60,000	64,849
5% 12/1/33	45,000	48,314
Series 2020 A:
5% 10/1/40	195,000	201,938
5% 10/1/45	185,000	189,689
5% 10/1/50	115,000	117,293
Series 2021 A:
4% 3/1/29	55,000	51,922
4% 3/1/36	335,000	286,985
4% 3/1/41	95,000	77,344
4% 3/1/51	1,585,000	1,182,445
Series 2021 C:
4% 3/1/36	445,000	382,751
4% 3/1/42	730,000	584,321
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	295,000	295,050
5.25% 10/1/37	130,000	130,764
5.375% 10/1/45	1,655,000	1,660,270
(The Forest at Duke Proj.) Series 2021, 4% 9/1/51	1,600,000	1,437,670
(The Pines at Davidson Proj.) Series 2019 A, 5% 1/1/49	250,000	257,283
Series 2013, 6.25% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	635,000	654,532
Series 2015 A, 5% 9/1/37 (Pre-Refunded to 9/1/24 @ 100)	315,000	330,082
Series 2015:
4.7% 7/1/37	385,000	366,392
4.875% 7/1/40	755,000	717,391
5% 7/1/45	625,000	587,691
Series 2016:
5% 10/1/31	245,000	246,516
5% 10/1/37	220,000	219,069
Series 2017 A:
5% 7/1/47	165,000	153,676
5% 10/1/47 (Pre-Refunded to 10/1/23 @ 103)	250,000	264,241
Series 2017 C:
5% 9/1/41 (Pre-Refunded to 9/1/23 @ 103)	310,000	327,040
5% 9/1/46 (Pre-Refunded to 9/1/23 @ 103)	285,000	300,666
Series 2019 A:
5% 7/1/39	420,000	413,865
5% 7/1/44	615,000	592,796
5% 7/1/49	295,000	281,167
Series 2021 A:
4% 9/1/41	150,000	134,634
4% 9/1/47	135,000	116,375
4% 9/1/51	135,000	114,266
4% 1/1/52	370,000	318,450
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A:
5% 1/1/25	570,000	599,398
5% 1/1/28	2,450,000	2,628,081
Series 2015 C, 5% 1/1/29	445,000	475,846
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	595,000	610,962
5% 7/1/47	1,670,000	1,707,668
5% 7/1/51	3,285,000	3,354,409
5% 7/1/54	3,305,000	3,373,632
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/30	205,000	216,070
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	340,000	366,994
5% 1/1/32	580,000	607,502
5% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	170,000	179,905
Series 2018:
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	3,195,000	3,493,888
5% 1/1/40	2,415,000	2,506,208
Series 2019:
4% 1/1/55	180,000	153,500
5% 1/1/43	250,000	258,229
5% 1/1/44	315,000	324,798
5% 1/1/49	3,175,000	3,258,511
5% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	630,000	677,833
Northern Hosp. District Surry County Series 2017:
5% 10/1/27	320,000	341,540
5% 10/1/31	265,000	275,290
5% 10/1/33	290,000	297,991
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/27 (d)	295,000	318,055
5% 5/1/28 (d)	400,000	435,973
5% 5/1/29 (d)	315,000	346,300
5% 5/1/30 (d)	265,000	292,547
5% 5/1/31 (d)	285,000	313,335
5% 5/1/32 (d)	210,000	229,036
5% 5/1/33 (d)	210,000	227,375
5% 5/1/34 (d)	635,000	681,861
5% 5/1/35 (d)	295,000	315,819
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B:
5% 12/1/36	530,000	611,857
5% 12/1/38	620,000	710,209
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2016, 5% 2/1/46	1,140,000	1,176,678
TOTAL NORTH CAROLINA		77,054,937
North Dakota - 0.1%
Cass County Health Care Facilities Rev. Series 2018 B, 5.25% 2/15/53	250,000	259,912
Grand Forks Health Care Sys. Rev. Series 2021:
3% 12/1/46	500,000	379,976
4% 12/1/35	1,270,000	1,199,021
4% 12/1/36	805,000	754,694
4% 12/1/37	970,000	903,298
4% 12/1/38	885,000	815,950
5% 12/1/33	1,325,000	1,419,169
5% 12/1/34	1,590,000	1,695,539
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	2,670,000	2,607,572
Series 2021 B, 3% 7/1/52	2,115,000	2,050,222
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A:
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	495,000	500,527
4% 4/1/44 (Assured Guaranty Muni. Corp. Insured)	750,000	724,989
Ward County Health Care Facility Rev. Series 2017 C:
5% 6/1/34	830,000	843,087
5% 6/1/38	770,000	773,696
5% 6/1/48	40,000	38,469
5% 6/1/53	1,015,000	956,772
TOTAL NORTH DAKOTA		15,922,893
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	640,000	650,659
Series 2016, 5.25% 11/15/46	2,695,000	2,760,974
Series 2020, 5% 11/15/31	25,000	27,405
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	365,000	387,668
5% 8/1/26	245,000	264,892
5% 8/1/27	305,000	335,081
5% 8/1/28	345,000	380,869
5% 8/1/29	640,000	703,516
5% 8/1/30	515,000	562,791
Series 2020 A, 4% 12/1/40	2,825,000	2,770,700
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	85,000	91,585
5% 2/15/39	55,000	59,149
5% 2/15/44	175,000	186,438
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	290,000	303,825
Series 2016, 5% 2/15/46	1,675,000	1,744,337
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	330,000	340,682
Series 2019 C, 4% 2/15/39	1,000,000	973,817
Series 2021 A:
4% 2/15/34	2,475,000	2,569,811
4% 2/15/36	480,000	479,827
4% 2/15/37	600,000	591,112
5% 2/15/33	1,320,000	1,481,860
5% 2/15/35	845,000	945,810
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	1,245,000	1,231,261
4% 6/1/38	760,000	747,741
4% 6/1/39	1,365,000	1,335,549
4% 6/1/48	2,065,000	1,848,048
5% 6/1/27	125,000	134,416
5% 6/1/29	230,000	251,127
5% 6/1/32	1,650,000	1,795,620
5% 6/1/33	5,475,000	5,927,056
5% 6/1/34	260,000	280,694
5% 6/1/35	95,000	102,322
5% 6/1/36	295,000	317,106
Series 2020 B2, 5% 6/1/55	47,175,000	44,862,986
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	770,000	793,473
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	45,000	47,342
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,547
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	120,000	126,025
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	55,000	57,483
Series 2018 B, 5% 1/1/48	1,750,000	1,828,744
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	110,000	120,401
5% 10/1/37	70,000	76,321
5% 10/1/38	85,000	92,481
Cleveland-Cuyahoga County Port Auth.:
(Centers for Dialysis Care Proj.) Series 2017 A, 5% 12/1/42	250,000	251,559
(Flats East Bank Proj.):
Series 2021 A, 4% 12/1/55 (f)	175,000	145,295
Series 2021 B, 4.5% 12/1/55 (f)	100,000	82,960
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	240,000	249,350
5.5% 12/1/53	1,370,000	1,412,180
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	85,000	84,238
4% 7/1/41	105,000	103,566
4% 7/1/46	220,000	208,610
4% 7/1/51	295,000	274,768
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.):
Series 2019, 4% 8/1/44	300,000	274,955
Series 2022 A:
5% 8/1/39	1,145,000	1,210,444
5.25% 8/1/40	1,205,000	1,294,464
5.25% 8/1/41	1,270,000	1,360,729
5.25% 8/1/42	1,340,000	1,425,977
Columbus City School District Series 2016 A:
5% 12/1/29	255,000	276,864
5% 12/1/32	55,000	59,267
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	120,000	128,501
Series 2019 A, 5% 4/1/33	155,000	175,352
Cuyahoga County Hosp. Rev. Series 2017:
4.75% 2/15/47	865,000	821,478
5% 2/15/37	250,000	258,054
5% 2/15/42	840,000	857,358
5% 2/15/52	250,000	252,844
5% 2/15/57	670,000	676,014
5.25% 2/15/47	525,000	540,446
5.5% 2/15/52	4,220,000	4,377,571
5.5% 2/15/57	6,505,000	6,734,646
Cuyahoga Metropolitan Hsg. Auth. (2045 Initiative Proj.) Series 2021, 2% 12/1/31	620,000	540,078
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
4.25% 6/15/24	25,000	25,086
5% 6/15/25	5,000	5,045
5% 6/15/26	5,000	5,042
5% 6/15/27	5,000	5,040
5% 6/15/28	5,000	5,036
5.25% 6/15/43	280,000	274,512
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,015,000	2,026,257
5% 12/1/51	2,955,000	2,944,443
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	775,000	835,892
5% 12/1/51	1,165,000	1,252,547
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	810,000	836,574
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	15,000	15,241
Series 2016 C, 4% 11/1/40	375,000	364,549
Series 2018 A, 4% 5/15/47	880,000	828,186
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	1,665,000	1,758,120
Greater Cincinnati Elderly Hsg. Dev. Corp. Series 1994 A, 6.6% 8/1/25	50,000	50,205
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	440,000	451,755
5% 12/1/26	185,000	189,805
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016:
5% 1/1/36	440,000	437,011
5% 1/1/51	65,000	61,969
Series 2017 A, 5% 1/1/52	295,000	280,618
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	1,240,000	1,196,870
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	55,000	57,828
Indian Creek Loc Scd Series 2018 A, 5% 11/1/45	320,000	343,843
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	5,000	5,356
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	3,665,000	3,835,878
Lucas County Hosp. Rev. Series 2018 A, 5.25% 11/15/48	675,000	477,887
Marion County Health Care Rev. Series 2019:
5% 12/1/39	230,000	223,510
5.125% 12/1/49	255,000	241,219
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	30,000	30,596
5% 8/1/45	230,000	238,822
5% 8/1/49	2,100,000	2,174,566
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	370,000	334,729
Series 2021 A, 4% 8/1/41	670,000	630,275
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/51	800,000	735,139
5% 8/1/30	990,000	1,094,510
Series 2019 A:
4% 11/15/38	485,000	454,014
4% 11/15/45	225,000	200,288
5% 11/15/34	210,000	225,098
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	70,000	70,194
5% 2/15/27	10,000	10,026
5% 2/15/33	540,000	540,472
5% 2/15/44	705,000	683,670
Northeast Ohio Med. Univ. Series 2021 A:
4% 12/1/35	25,000	24,508
4% 12/1/45	20,000	18,273
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (d)(f)	2,420,000	2,283,474
(Pratt Paper (OH), LLC Proj.) Series 2017:
4.25% 1/15/38 (d)(f)	100,000	99,884
4.5% 1/15/48 (d)(f)	990,000	990,879
(Pratt Paper, LLC Proj.) Series 2017, 3.75% 1/15/28 (d)(f)	1,610,000	1,648,620
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	1,800,000	1,734,848
Bonds:
(American Elec. Co. Proj.):
Series 2005 D, 2.1%, tender 10/1/24 (b)(d)	5,965,000	5,760,716
Series 2007 B, 2.5%, tender 10/1/29 (b)(d)	360,000	326,750
Series 2014 B, 2.6%, tender 10/1/29 (b)(d)	985,000	900,044
(American Elec. Pwr. Co. Proj.):
Series 2005 C, 2.1%, tender 10/1/24 (b)(d)	835,000	806,404
Series 2014 C, 2.1%, tender 10/1/24 (b)(d)	1,790,000	1,728,698
(Duke Energy Corp. Proj.) Series 2022 B, 4%, tender 6/1/27 (b)	835,000	849,659
Series 2022 B, 4.25%, tender 6/1/27 (b)(d)	1,975,000	2,013,742
Ohio Gen. Oblig.:
Series 2018 A, 5% 6/15/37	195,000	207,709
Series 2021 A:
5% 3/1/29	470,000	539,018
5% 3/1/29	630,000	722,513
5% 3/1/30	570,000	661,290
5% 3/1/30	855,000	991,935
Series 2021 B:
5% 2/1/29	1,140,000	1,305,770
5% 2/1/30	950,000	1,101,026
Series 2021 C:
5% 3/15/29	1,425,000	1,635,167
5% 3/15/30	1,425,000	1,653,965
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2018, 5.25% 1/1/48	250,000	197,427
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	45,000	45,299
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	45,000	41,995
5% 7/1/35	410,000	439,294
5% 7/1/38	225,000	239,184
5% 7/1/39	240,000	254,564
5% 7/1/42	705,000	742,636
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	110,000	113,842
(The Univ. of Findlay 2019 Proj.) Series 2019, 5% 3/1/44	250,000	248,494
(Tiffin Univ. 2019 Proj.) Series 2019, 4% 11/1/49	250,000	187,087
(Univ. of Dayton 2018 Proj.) Series 2018 B, 5% 12/1/34	130,000	140,007
(Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,070,000	1,145,461
Series 2016, 5% 11/1/41	640,000	658,241
Series 2019, 4% 10/1/44	100,000	90,736
Series 2022:
5.125% 12/1/42	305,000	310,643
5.375% 12/1/52	310,000	317,628
Ohio Hosp. Facilities Rev.:
Series 2017 A:
4% 1/1/39	1,500,000	1,468,935
5% 1/1/31	10,000	11,046
Series 2019 B, 4% 1/1/41	750,000	731,437
Series 2021 B:
5% 1/1/24	750,000	774,605
5% 1/1/25	845,000	892,901
5% 1/1/26	990,000	1,068,593
5% 1/1/27	2,295,000	2,523,173
Ohio Hosp. Rev.:
Series 2020 A:
4% 1/15/38	150,000	145,932
4% 1/15/39	280,000	270,963
4% 1/15/50	245,000	224,976
5% 1/15/50	2,710,000	2,829,747
Series 2020:
4% 11/15/36	135,000	127,197
4% 11/15/38	130,000	120,707
4% 11/15/40	125,000	114,356
5% 11/15/34	180,000	190,833
Series 2021 E:
4% 1/15/37	480,000	471,296
4% 1/15/41	320,000	306,134
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Sanctuary at Springboro Proj.) Series 2017, 5.45% 1/1/38 (f)	250,000	204,726
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	125,000	127,638
(Mtg.-Backed Securities Prog.) Series 2018 A, 4.5% 9/1/48	705,000	718,855
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	1,415,000	1,634,314
5% 12/15/30	1,270,000	1,477,833
5% 12/15/31	90,000	105,623
5% 12/15/32	110,000	129,573
Ohio Private Activity Rev. (Portsmouth Bypass Proj.):
Series 2015 A, 5% 12/31/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,650,000	1,710,363
Series 2015:
5% 12/31/39 (d)	565,000	575,614
5% 6/30/53 (d)	400,000	404,434
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	75,000	81,224
Ohio State Univ. Gen. Receipts Series 2021 A, 4% 12/1/48	2,400,000	2,315,535
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	645,000	267,689
(Infrastructure Projs.):
Series 2013 A1, 5% 2/15/28	35,000	35,382
Series 2022 A:
5% 2/15/30 (g)	265,000	302,059
5% 2/15/31 (g)	1,910,000	2,197,590
5% 2/15/39 (g)	585,000	658,583
Series A, 5% 2/15/51	6,640,000	7,260,074
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2021 A, 4% 12/1/46	600,000	581,751
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/22	25,000	25,146
5% 12/1/23	30,000	30,801
5% 12/1/24	35,000	36,540
5% 12/1/25	30,000	31,871
5% 12/1/26	40,000	42,905
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	125,000	132,210
5% 2/15/27	105,000	110,847
5% 2/15/29	340,000	356,874
5% 2/15/34	55,000	56,822
Series 2019, 5% 2/15/29	780,000	824,851
Toledo Wtrwks. Rev. Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	240,000	244,420
Toledo-Lucas County Port Auth.:
(Univ. of Toledo Parking Proj.) Series 2021, 4% 1/1/57	250,000	200,100
Series 2014 A, 5% 7/1/46	250,000	249,321
Univ. of Akron Gen. Receipts:
Series 2016 A, 5% 1/1/35	545,000	580,196
Series 2019 A:
4% 1/1/28	205,000	215,348
5% 1/1/26	115,000	122,988
5% 1/1/30	100,000	112,372
Univ. of Cincinnati Gen. Receipts:
Series 2016 C:
5% 6/1/41	320,000	334,830
5% 6/1/46	500,000	520,859
Series 2017 A, 5% 6/1/45	1,350,000	1,429,383
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	80,000	80,542
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	30,000	30,203
TOTAL OHIO		203,164,392
Oklahoma - 0.2%
Catoosa Indl. Auth. Series 2018, 4% 10/1/28	30,000	29,284
Garfield County Edl. Facilities Auth. (Enid Pub. Schools Proj.) Series 2016 A:
5% 9/1/28	750,000	813,002
5% 9/1/29	750,000	810,935
Lincoln County Edl. Facilities Rev. (Stroud Pub. Schools Proj.) Series 2016:
5% 9/1/28	500,000	542,594
5% 9/1/29	250,000	270,804
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019:
4% 9/1/45	1,165,000	1,014,215
5% 9/1/45	500,000	506,216
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	275,000	283,350
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	60,000	63,037
5% 10/1/28	155,000	166,238
5% 10/1/29	170,000	182,116
5% 10/1/32	60,000	64,074
5% 10/1/36	120,000	127,782
5% 10/1/39	245,000	260,367
Oklahoma County Fin. Auth. Rev.:
(Epworth Villa Proj.):
Series 2004 B, 5.75% 4/1/27 (b)	90,000	76,500
Series 2005 B, 6% 4/1/30 (b)	115,000	97,750
Series 2012 A:
5% 4/1/33	435,000	369,750
5.125% 4/1/42	420,000	357,000
Series 2005 A, 5.875% 4/1/30	550,000	467,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/29	30,000	29,822
5% 8/15/33	170,000	164,300
5% 8/15/38	240,000	225,449
5.25% 8/15/43	80,000	74,314
5.25% 8/15/48	1,490,000	1,356,885
5.5% 8/15/52	2,110,000	1,999,529
5.5% 8/15/57	1,945,000	1,832,202
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	25,000	25,755
5% 8/1/44	570,000	556,902
Series 2015, 5% 7/1/42	315,000	288,632
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2018 A, 4.75% 9/1/48	365,000	374,801
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C:
4% 1/1/42	500,000	501,597
5% 1/1/47	385,000	405,427
Payne County Econ. Dev. Auth. Series 2016 A, 6.875% 11/1/46	455,845	1,140
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017:
5% 11/15/31	265,000	272,926
5.25% 11/15/37	175,000	181,098
5.25% 11/15/45	1,455,000	1,489,428
Tulsa Int'l. Arpt. Gen. Rev. Series 2015 A, 5% 6/1/45 (Pre-Refunded to 6/1/24 @ 100) (d)	160,000	166,191
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (d)	1,550,000	1,569,938
Weatherford Indl. Trust Edl. Facilities Lease Rev. (Weatherford Pub. Schools Proj.) Series 2019, 5% 3/1/33	500,000	557,246
TOTAL OKLAHOMA		18,576,096
Oregon - 0.4%
Beaverton School District Series 2022 A:
0% 6/15/37	8,000,000	4,275,199
0% 6/15/38	5,000,000	2,525,858
0% 6/15/39	5,000,000	2,386,457
0% 6/15/40	5,000,000	2,249,736
0% 6/15/41	1,250,000	529,457
Clackamas County Hosp. Facility Auth.:
(Rose Villa Proj.) Series 2020 B2, 2.75% 11/15/25	150,000	145,773
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	195,000	187,687
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	135,000	136,220
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	70,000	69,995
5% 11/15/52	210,000	199,939
Medford Hosp. Facilities Auth. Rev.:
(Asante Projs.) Series 2020 A:
4% 8/15/50	320,000	290,679
5% 8/15/36	85,000	91,841
5% 8/15/38	235,000	251,669
5% 8/15/45	1,180,000	1,241,710
5% 8/15/50	300,000	314,148
Series 2013 A, 5% 10/1/42	250,000	252,604
Multnomah County Hosp. Facilities Auth. Rev.:
Series 2021 B1, 1.2% 6/1/28	165,000	142,723
Series 2021 B2, 0.95% 6/1/27	435,000	384,401
Series 2021 C, 1.25% 6/1/26	210,000	192,557
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2016 A, 5% 6/1/46	3,385,000	3,475,312
Series 2020 A, 5% 10/1/40	160,000	167,118
Series 2022 A, 5% 6/1/52	2,200,000	2,310,119
Series 2022 B, 5% 6/1/30	675,000	754,283
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/34	1,600,000	1,706,303
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	595,000	592,112
(Single-Family Mtg. Prog.) Series 2018 C, 4.5% 7/1/49	640,000	651,094
Series 2019 A, 4% 7/1/50	1,975,000	1,993,034
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	120,000	59,905
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (d)	1,170,000	1,204,201
Series 2020 26B:
5% 7/1/37	170,000	186,976
5% 7/1/40	145,000	156,470
Series 2020 26C, 5% 7/1/28 (d)	265,000	288,618
Series 2020 27A:
4% 7/1/39 (d)	1,475,000	1,397,584
5% 7/1/38 (d)	1,000,000	1,063,039
5% 7/1/45 (d)	1,895,000	1,970,945
Series 2022 28:
5% 7/1/41 (d)	4,240,000	4,505,557
5% 7/1/52 (d)	3,555,000	3,702,428
Salem Hosp. Facility Auth. Rev.:
(Cap. Manor Proj.) Series 2022:
4% 5/15/40	100,000	88,878
4% 5/15/47	660,000	554,549
4% 5/15/57	135,000	107,269
Series 2016 A, 4% 5/15/41	620,000	587,478
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2017 B:
5% 6/15/30	850,000	936,233
5% 6/15/33	370,000	403,543
Tri-County Metropolitan Trans. District Rev. Series 2015 A, 5% 9/1/48 (Pre-Refunded to 9/1/27 @ 100)	240,000	269,027
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	1,100,000	930,069
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	60,000	65,411
5% 6/15/35	175,000	190,132
5% 6/15/36	170,000	184,463
5% 6/15/37	225,000	243,725
5% 6/15/38	170,000	183,833
Yamhill County Hosp. Auth. Rev.:
Series 2016 A:
4% 11/15/26	50,000	48,658
5% 11/15/31	50,000	49,165
5% 11/15/36	65,000	62,315
5% 11/15/46	185,000	167,196
Series 2021 A:
5% 11/15/36	155,000	145,670
5% 11/15/46	235,000	206,809
5% 11/15/51	110,000	95,054
5% 11/15/56	670,000	569,647
Series 2021 B1, 2.5% 11/15/28	185,000	167,882
Series 2021 B2, 2.125% 11/15/27	70,000	63,641
Series 2021 B3, 1.75% 11/15/26	110,000	103,028
TOTAL OREGON		48,477,426
Pennsylvania - 3.1%
Aliquippa Muni. Wtr. Auth. Series 2021:
4% 11/15/51	320,000	309,919
4% 11/15/55	340,000	328,125
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	232,358
4% 1/1/56 (d)	750,000	672,070
5% 1/1/51 (d)	6,810,000	7,009,176
5% 1/1/56 (d)	3,980,000	4,071,405
Series 2021 B:
5% 1/1/51	830,000	882,044
5% 1/1/56	700,000	741,344
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/44	1,810,000	1,698,619
5% 4/1/47	440,000	452,207
Series 2019 A:
4% 7/15/36	140,000	139,196
4% 7/15/37	1,085,000	1,073,129
4% 7/15/39	1,325,000	1,292,237
Allegheny County Indl. Dev. Auth. Enviromental Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 4.875% 11/1/24	170,000	172,235
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	530,000	441,977
4% 12/1/41	935,000	711,674
4.25% 12/1/50	1,040,000	759,104
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(615 Waterfront Proj.) Series 2021, 6% 5/1/42 (f)	300,000	318,977
(City Ctr. Proj.) Series 2018, 5.125% 5/1/32 (f)	300,000	311,252
(City Ctr. Rfdg. Proj.):
Series 2017:
5% 5/1/27 (f)	1,505,000	1,570,242
5% 5/1/32 (f)	490,000	505,180
5% 5/1/42 (f)	1,665,000	1,693,252
Series 2018:
5% 5/1/33 (f)	490,000	506,333
5% 5/1/42 (f)	1,150,000	1,172,905
5.375% 5/1/42 (f)	1,340,000	1,380,382
Series 2022:
5% 5/1/28	25,000	26,780
5% 5/1/30	25,000	27,073
5% 5/1/31	95,000	103,063
5% 5/1/32	135,000	146,701
5% 5/1/33	115,000	123,972
5% 5/1/34	105,000	112,672
5% 5/1/35	120,000	128,302
5% 5/1/42	2,630,000	2,731,496
5.25% 5/1/42 (f)	1,420,000	1,470,441
Allentown School District Series 2019 C:
4% 2/1/35	245,000	248,370
4% 2/1/36	230,000	230,993
Armstrong School District Series 2019 A:
4% 3/15/35	105,000	108,028
4% 3/15/36	225,000	229,080
4% 3/15/37	105,000	106,638
4% 3/15/38	105,000	105,827
4% 3/15/41	530,000	525,559
Beaver County Econ. Dev. Auth. Series 2020:
4% 11/15/35	485,000	498,442
4% 11/15/36	180,000	183,136
Berks County Indl. Dev. Auth. Health Sys. Rev.:
(Tower Health Proj.) Series 2017:
5% 11/1/28	240,000	219,336
5% 11/1/37	200,000	163,446
5% 11/1/47	310,000	241,055
(Tower Heatlh Proj.) Series 2017:
5% 11/1/29	840,000	754,380
5% 11/1/30	430,000	380,933
Berks County Muni. Auth. Rev.:
(The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	1,635,000	1,281,639
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (b)	2,110,000	1,967,124
Series 2020 B3, 5%, tender 2/1/30 (b)	895,000	800,280
Bucks County Indl. Dev. Auth. Hosp. Rev.:
(Grand View Hosp. Proj.) Series 2021, 4% 7/1/51	250,000	188,088
(St. Luke's Univ. Health Network Proj.) Series 2019:
4% 8/15/44	190,000	175,837
4% 8/15/50	955,000	858,269
Series 2021:
5% 7/1/32	355,000	367,407
5% 7/1/34	40,000	40,689
5% 7/1/36	40,000	40,187
5% 7/1/37	80,000	79,757
5% 7/1/38	1,035,000	1,021,387
5% 7/1/39	165,000	161,212
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	2,935,000	3,000,792
5% 7/1/39	670,000	676,892
Cambria County Gen. Oblig. Series 2020 B:
4% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	45,000	46,743
4% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	55,000	56,907
4% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	70,000	71,859
4% 8/1/35 (Assured Guaranty Muni. Corp. Insured)	65,000	66,350
4% 8/1/36 (Assured Guaranty Muni. Corp. Insured)	35,000	35,501
Canon McMillan School District Series 2019:
4% 6/1/46	625,000	574,726
4% 6/1/48	925,000	848,755
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	55,000	59,755
5% 7/15/27	120,000	132,657
5% 7/15/29	190,000	214,700
5% 7/15/32	120,000	134,004
5% 7/15/38	55,000	60,006
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	255,000	274,998
Chester County Health & Ed. Auth. Rev. (Simpson Sr. Svcs. Proj.) Series 2019, 5% 12/1/51	420,000	380,561
Chester County Indl. Dev. Auth. Rev.:
(Longwood Gardens, Inc. Proj.) Series 2021:
4% 12/1/46	850,000	809,770
4% 12/1/51	1,000,000	941,067
Series 2017 A:
4.75% 12/15/37	235,000	234,260
5% 12/15/47	110,000	110,130
5% 12/15/51	135,000	134,723
Chichester School District Series 2022:
4% 9/15/30	180,000	191,876
4% 9/15/31	105,000	110,943
4% 9/15/32	105,000	110,836
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	25,561
Commonwealth Fing. Auth. Rev.:
Series 2015 B1, 5% 6/1/25	440,000	468,719
Series 2019 B, 5% 6/1/26	45,000	48,858
Series 2020 A:
5% 6/1/26	1,235,000	1,340,890
5% 6/1/28	670,000	750,289
5% 6/1/29	110,000	124,855
5% 6/1/32	190,000	211,649
Commonwealth Fing. Auth. Tobacco:
Series 2018 A, 5% 6/1/31	1,050,000	1,153,312
Series 2018:
4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,059,847
5% 6/1/31	480,000	524,586
5% 6/1/32	735,000	800,325
5% 6/1/33	265,000	287,333
5% 6/1/34	380,000	410,605
Cumberland County Muni. Auth. Rev.:
Series 2015:
4% 1/1/33	165,000	164,026
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	225,000	233,054
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	65,000	67,327
5% 1/1/23	100,000	100,597
5% 1/1/23 (Escrowed to Maturity)	65,000	65,584
5% 1/1/23 (Escrowed to Maturity)	25,000	25,225
5% 1/1/38	1,230,000	1,255,396
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	1,005,000	1,064,317
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	240,000	254,165
Series 2019:
4% 11/1/35	240,000	238,005
4% 11/1/37	480,000	470,947
4% 11/1/49	910,000	827,576
Series 2021 A:
4.5% 1/1/36 (f)	555,000	509,413
4.5% 1/1/40 (f)	1,945,000	1,741,363
4.5% 1/1/41 (f)	590,000	524,242
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	105,000	99,436
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	130,000	138,091
5% 6/1/29	215,000	227,543
5% 6/1/34	75,000	77,707
Dauphin County Gen. Auth. Rev. (The Harrisburg Univ. of Science and Technology Proj.):
Series 2017:
5% 10/15/34 (f)	300,000	299,174
5.125% 10/15/41 (f)	300,000	294,426
Series 2020:
5.875% 10/15/40 (f)	300,000	312,871
6.25% 10/15/53 (f)	300,000	316,148
Dauphin County Indl. Dev. Auth. Series 1992 A, 6.9% 6/1/24 (d)	580,000	619,777
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,075,000	1,966,791
Series 2017:
5% 7/1/26	65,000	66,256
5% 7/1/28	250,000	255,075
5% 7/1/29	965,000	982,966
5% 7/1/30	90,000	91,394
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 1998 A, 5.5% 8/1/28 (AMBAC Insured)	705,000	805,589
Series 2007 C, 3 month U.S. LIBOR + 0.750% 1.809% 6/1/37 (b)(c)	1,560,000	1,410,639
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	220,000	202,430
Series 2019:
4% 7/1/45	120,000	92,193
5% 7/1/49	1,965,000	1,782,135
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	305,000	302,519
4% 7/15/35	315,000	308,718
4% 7/15/37	605,000	587,868
5% 7/15/25	50,000	52,439
5% 7/15/26	150,000	159,329
5% 7/15/27	260,000	279,303
5% 7/15/28	190,000	204,528
5% 7/15/29	200,000	214,691
5% 7/15/30	270,000	288,161
5% 7/15/31	185,000	196,635
5% 7/15/32	190,000	200,806
5% 7/15/34	210,000	219,937
5% 7/15/36	610,000	636,662
5% 7/15/38	730,000	758,787
5% 7/15/43	850,000	876,264
East Hempfield Township Indl. Dev. Auth. Rev.:
Series 2014:
5% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	140,000	146,171
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	240,000	250,579
5% 7/1/46 (Pre-Refunded to 7/1/24 @ 100)	270,000	281,902
Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	190,000	202,976
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	250,000	267,073
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	1,705,000	1,821,438
Erie Higher Ed. Bldg. Auth. Series 2016:
5% 9/15/37 (f)	160,000	156,686
5% 9/15/37 (Pre-Refunded to 9/15/26 @ 100) (f)	35,000	38,191
Erie School District Gen. Oblig. Series 2019 A, 5% 4/1/34	175,000	192,884
Erie Wtr. Auth. Rev. Series 2016, 5% 12/1/43 (Pre-Refunded to 12/1/26 @ 100)	480,000	529,922
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	295,000	279,567
5% 12/1/43	170,000	157,604
5% 12/1/48	185,000	167,229
5% 12/1/53	195,000	173,617
Geisinger Auth. Health Sys. Rev. Series 2020 A, 4% 4/1/39	705,000	665,833
Huntingdon County Gen. Auth. Rev. (Aicup Fing. Prog. - Juniata College Proj.) Series 2016 OO2, 5% 5/1/46	250,000	256,449
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	35,000	35,244
5.5% 7/1/45	140,000	140,497
Series 2021:
5% 11/1/46	725,000	759,569
5% 11/1/51	3,075,000	3,201,918
Lehigh County Auth. Wtr. and Swr. Rev.:
Series 2013 A:
5% 12/1/43	945,000	971,774
5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,100,000	1,135,696
Series 2013 B, 0% 12/1/36	2,580,000	1,399,762
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	315,000	330,533
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	110,000	106,537
4% 7/1/38	120,000	115,736
4% 7/1/39	140,000	134,418
4% 7/1/49	1,695,000	1,547,632
5% 7/1/23	60,000	61,089
5% 7/1/24	110,000	114,227
5% 7/1/26	120,000	129,005
5% 7/1/27	130,000	141,885
5% 7/1/28	135,000	149,141
5% 7/1/44	140,000	146,700
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,250,000	1,250,000
Luzerne County Series 2017 A:
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	140,000	144,301
5% 12/15/24 (Assured Guaranty Muni. Corp. Insured)	145,000	152,374
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	130,000	141,972
5% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	335,000	373,117
Lycoming County Auth. College Rev. (Pennsylvania College of Technology) Series 2021 A, 5% 7/1/30	425,000	481,158
Maxatawny Township Muni. Auth. Rev. Series 2022 A:
4.5% 1/1/45 (g)	545,000	515,603
5% 1/1/39 (g)	60,000	62,297
5% 1/1/40 (g)	205,000	212,220
5% 1/1/41 (g)	150,000	154,709
5% 1/1/42 (g)	155,000	159,393
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	120,000	128,286
5% 7/1/27	120,000	128,241
5% 7/1/28	120,000	127,831
5% 7/1/34	450,000	469,581
5% 7/1/36	655,000	680,776
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	102,023
Montgomery County Higher Ed. & Health Auth. Rev.:
(Philadelphia Presbytery Homes, Inc. Proj.) Series 2017, 4% 12/1/48	400,000	351,963
Series 2014 A:
5% 10/1/22	170,000	170,228
5% 10/1/23	180,000	183,037
5% 10/1/24	140,000	143,672
5% 10/1/25	125,000	126,849
5% 10/1/27	60,000	60,742
Series 2016 A:
5% 10/1/28	185,000	188,275
5% 10/1/29	325,000	330,003
5% 10/1/30	245,000	247,993
5% 10/1/31	555,000	559,993
5% 10/1/32	10,000	10,065
5% 10/1/36	1,255,000	1,250,980
5% 10/1/40	795,000	778,220
Series 2018 A:
5% 9/1/32	560,000	601,757
5% 9/1/33	425,000	454,882
5% 9/1/34	810,000	863,974
5% 9/1/37	740,000	784,835
5% 9/1/43	710,000	742,231
Series 2019:
4% 9/1/36	50,000	49,063
4% 9/1/37	50,000	49,012
4% 9/1/38	110,000	107,812
4% 9/1/39	70,000	68,097
4% 9/1/44	725,000	684,763
4% 9/1/49	800,000	747,019
4% 9/1/51	805,000	747,189
5% 9/1/22	40,000	40,000
5% 9/1/23	30,000	30,648
5% 9/1/24	45,000	46,771
5% 9/1/31	145,000	159,927
Series 2020:
5% 4/1/23	25,000	25,229
5% 4/1/24	25,000	25,584
5% 4/1/25	20,000	20,692
5% 4/1/26	20,000	20,897
5% 4/1/27	40,000	42,220
Series 2022 B, 5% 5/1/57	250,000	260,227
Series 2022, 3.125% 5/1/53 (Assured Guaranty Muni. Corp. Insured)	650,000	488,226
Montgomery County Indl. Dev. Auth. Series 2015 A:
5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	70,000	74,433
5.25% 1/15/45 (Pre-Refunded to 1/15/25 @ 100)	3,510,000	3,732,285
Montgomery County Indl. Dev. Auth. Rev.:
(Foulkeways At Gwynedd Proj.) Series 2016, 5% 12/1/46	785,000	795,259
Series 2015:
5.25% 1/1/40	490,000	492,735
5.375% 1/1/50	2,185,000	2,192,648
Series 2016, 5% 11/15/36	250,000	259,961
Series 2020 C, 5% 11/15/45	650,000	682,506
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	525,000	482,151
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	90,000	92,970
Series 2018 A, 4% 8/15/48	1,950,000	1,743,287
Series 2016 A, 5% 8/15/46	3,650,000	3,716,541
Northampton County Indl. Dev. Auth. Rev. (Morningstar Sr. Living, Inc. Proj.) Series 2012, 5% 7/1/36	1,000,000	974,991
Northeastern Pennsylvania Hosp. and Ed. Auth. (King's College Proj.) Series 2019:
5% 5/1/32	95,000	98,126
5% 5/1/33	125,000	128,649
5% 5/1/44	275,000	274,396
5% 5/1/49	170,000	167,705
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	40,000	43,633
5% 7/1/36	55,000	59,873
5% 7/1/37	45,000	48,834
5% 7/1/38	40,000	43,340
5% 7/1/43	110,000	118,193
Pennsylvania Econ. Dev.:
Series 2013 B2:
0% 1/1/35	320,000	183,052
0% 1/1/36	340,000	184,058
0% 1/1/37	325,000	165,881
0% 1/1/38	335,000	160,891
0% 1/1/39	370,000	167,407
0% 1/1/40	355,000	150,822
0% 1/1/41	340,000	134,963
0% 1/1/42	325,000	121,110
0% 1/1/43	310,000	108,147
Series 2013, 0% 1/1/49	1,555,000	268,835
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 4% 11/15/36	500,000	496,406
Series 2020 A:
5% 4/15/24	35,000	36,278
5% 4/15/25	50,000	52,884
5% 4/15/26	160,000	172,361
Series 2020:
4% 1/1/26	235,000	239,248
4% 1/1/27	160,000	162,802
4% 1/1/28	165,000	167,512
4% 1/1/31	40,000	40,227
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (d)(f)	580,000	464,462
Bonds:
(Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (b)(d)(f)	1,620,000	1,895,631
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	430,000	405,428
Series 2011, 2.15%, tender 7/1/24 (b)(d)	3,955,000	3,874,768
Pennsylvania Gen. Oblig.:
Series 2013 1, 4% 4/1/32	1,000,000	1,006,451
Series 2018, 4% 3/1/35	500,000	511,258
Pennsylvania Higher Ed. Assistance Agcy. Rev.:
Series 2021 A:
2.625% 6/1/42 (d)	295,000	243,805
5% 6/1/30 (d)	50,000	54,163
Series 2022 A, 4.5% 6/1/43 (d)	230,000	230,217
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	515,000	534,247
Series 2017:
5% 5/1/35	150,000	157,613
5% 5/1/37	190,000	198,878
5% 5/1/41	860,000	889,797
Series 2007 A, 3 month U.S. LIBOR + 0.650% 2.176% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(c)	1,180,000	1,024,800
Series 2012:
5% 11/1/42	90,000	90,156
5% 10/1/44 (Pre-Refunded to 10/1/22 @ 100)	835,000	836,822
Series 2013 A, 5.5% 7/15/38 (Pre-Refunded to 7/15/23 @ 100)	395,000	405,427
Series 2014, 5% 7/15/38	335,000	339,563
Series 2015 A:
5% 9/1/39	440,000	452,088
5% 9/1/45	245,000	250,307
Series 2016:
5% 5/1/28	60,000	63,516
5% 5/1/29	55,000	58,093
5% 5/1/31	55,000	57,737
5% 5/1/32	150,000	156,599
5% 5/1/33	210,000	218,699
5% 5/1/34	105,000	109,095
Series 2018 A, 5% 2/15/48	1,915,000	2,054,196
Series 2019 A:
5% 3/1/38	210,000	223,870
5% 3/1/39	50,000	53,201
Series 2019:
4% 8/15/49	2,875,000	2,652,791
5% 8/15/49	250,000	261,446
Series 2020, 5% 6/15/23	4,585,000	4,678,750
Series 2021 A, 4% 8/15/43	960,000	919,515
Series 2022 B, 4% 8/15/42	500,000	481,182
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	320,000	319,096
Series 2021 134 A, 3% 10/1/49	3,005,000	2,954,155
Series 2021 134B, 5% 4/1/27 (d)	945,000	1,010,194
Series 2021 135A, 3% 10/1/51	2,025,000	1,989,531
Series 2021 135B:
5% 4/1/28 (d)	500,000	549,834
5% 4/1/29 (d)	510,000	567,286
5% 10/1/29 (d)	510,000	570,098
5% 4/1/30 (d)	515,000	576,276
5% 10/1/30 (d)	295,000	331,272
Series 2021 137, 3% 10/1/51	3,035,000	2,934,833
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	270,000	291,727
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	45,000	49,489
Pennsylvania State Univ.:
Series 2019 A, 5% 9/1/48	1,390,000	1,507,386
Series 2020 A, 4% 9/1/50	95,000	91,686
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2021 A, 4% 12/1/51	2,245,000	2,155,759
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 C, 5% 12/1/44	520,000	533,671
Series 2015 A1, 5% 12/1/40	3,500,000	3,633,317
Series 2016, 5% 6/1/36	130,000	136,132
Series 2017 A1:
5% 12/1/42	600,000	631,816
5% 12/1/47	960,000	1,006,243
Series 2018 A2, 5% 12/1/43	245,000	259,696
Series 2019 A:
5% 12/1/34	1,095,000	1,197,200
5% 12/1/44	1,070,000	1,136,248
5% 12/1/44	1,025,000	1,093,110
Series 2020 B, 5% 12/1/50	905,000	961,884
Series 2021 A:
4% 12/1/39	1,205,000	1,210,966
4% 12/1/43	190,000	183,308
4% 12/1/46	320,000	297,559
4% 12/1/50	1,070,000	978,091
4% 12/1/51	250,000	234,799
5% 12/1/47	1,870,000	1,972,478
Series 2021 B:
4% 12/1/46	950,000	883,377
4% 12/1/51	400,000	365,806
5% 12/1/46	6,355,000	6,766,256
5% 12/1/51	1,685,000	1,778,562
Series 2021 C:
4% 12/1/51	1,225,000	1,172,342
5% 12/1/27	530,000	591,773
5% 12/1/28	510,000	575,460
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	120,000	127,518
5% 7/1/26	120,000	129,729
5% 7/1/27	100,000	109,804
5% 7/1/28	30,000	32,882
5% 7/1/29	30,000	32,728
5% 7/1/30	30,000	32,556
5% 7/1/31	35,000	37,841
5% 7/1/32	30,000	32,266
5% 7/1/33	35,000	37,442
5% 7/1/42	135,000	141,218
5% 7/1/47	110,000	114,671
Series 2017 B:
5% 7/1/23 (d)	185,000	188,449
5% 7/1/26 (d)	365,000	388,436
5% 7/1/27 (d)	305,000	327,762
5% 7/1/28 (d)	365,000	391,875
5% 7/1/29 (d)	270,000	289,771
5% 7/1/32 (d)	365,000	385,881
5% 7/1/33 (d)	1,170,000	1,232,956
5% 7/1/34 (d)	535,000	560,944
5% 7/1/37 (d)	545,000	566,058
5% 7/1/42 (d)	4,025,000	4,130,181
5% 7/1/47 (d)	4,355,000	4,442,146
Series 2021:
4% 7/1/46 (d)	500,000	464,291
5% 7/1/26 (d)	9,065,000	9,647,047
5% 7/1/27 (d)	12,490,000	13,422,141
5% 7/1/28 (d)	1,325,000	1,439,429
5% 7/1/34 (d)	2,650,000	2,864,222
5% 7/1/35 (d)	1,425,000	1,532,226
5% 7/1/51 (d)	2,400,000	2,473,632
Philadelphia Auth. for Indl. Dev.:
(First Philadelphia Preparatory Charter School Proj.) Series 2014 A, 7.25% 6/15/43	300,000	317,632
Series 2015 1, 5% 4/1/33	35,000	36,590
Series 2016 2, 5% 4/1/34	2,265,000	2,366,147
Series 2016 A, 5.375% 8/1/51	325,000	331,200
Series 2016 B:
5.625% 8/1/36	65,000	66,703
5.75% 8/1/46	215,000	219,128
6% 8/1/51	250,000	256,987
Series 2017 A:
5% 9/1/35	220,000	231,409
5% 9/1/42	2,305,000	2,393,985
Series 2017 I:
5% 12/1/37	440,000	463,883
5% 12/1/58	1,770,000	1,833,977
5.5% 12/1/58 (f)	105,000	99,485
Series 2017:
5% 3/15/45 (f)	250,000	236,732
5% 11/1/47	1,645,000	1,676,202
Series 2022 A:
5.25% 6/15/52	100,000	99,544
5.375% 6/15/57	145,000	143,746
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	560,000	518,950
5% 7/1/42	710,000	636,590
5% 7/1/49	860,000	741,848
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/30	1,625,000	1,843,328
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	130,000	121,131
Series 2015:
5% 8/1/26	55,000	58,416
5% 8/1/27	55,000	58,305
5% 8/1/28	110,000	116,451
Series 2016, 5% 10/1/33	620,000	670,831
Series 2017 15, 5% 8/1/42	1,935,000	2,015,898
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	75,000	81,467
Series 2019 B:
5% 2/1/32	1,120,000	1,252,487
5% 2/1/33	90,000	99,927
5% 2/1/34	145,000	159,838
5% 2/1/35	995,000	1,089,464
5% 2/1/36	720,000	786,730
5% 2/1/37	685,000	745,022
5% 2/1/38	540,000	584,119
Series 2021 A, 5% 5/1/32	500,000	567,873
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Series 2022:
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	370,000	400,115
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	530,000	571,676
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	550,000	591,134
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	705,000	753,662
5% 7/1/30	140,000	148,633
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/24	405,000	408,300
Philadelphia School District:
Series 2015 A:
5% 9/1/30	650,000	693,405
5% 9/1/34	195,000	207,500
5% 9/1/35	290,000	308,246
Series 2016 D:
5% 9/1/25	1,070,000	1,141,133
5% 9/1/26	1,115,000	1,210,424
5% 9/1/27	1,180,000	1,279,589
5% 9/1/28	985,000	1,061,165
Series 2016 F:
5% 9/1/28	1,700,000	1,831,452
5% 9/1/29	1,300,000	1,395,951
5% 9/1/37	215,000	224,844
Series 2016, 5% 9/1/38	50,000	52,101
Series 2018 A:
5% 9/1/26	90,000	97,702
5% 9/1/33	65,000	70,370
5% 9/1/34	80,000	85,730
5% 9/1/35	300,000	320,529
5% 9/1/36	310,000	330,498
5% 9/1/37	215,000	228,500
5% 9/1/38	290,000	307,046
Series 2018 B, 5% 9/1/43	635,000	667,958
Series 2019 A:
4% 9/1/35	1,135,000	1,152,762
4% 9/1/36	440,000	444,602
4% 9/1/37	260,000	261,883
4% 9/1/38	375,000	376,286
4% 9/1/39	210,000	208,821
5% 9/1/23	40,000	40,931
5% 9/1/26	130,000	141,126
5% 9/1/30	1,050,000	1,175,379
5% 9/1/31	830,000	926,409
5% 9/1/32	65,000	71,999
5% 9/1/33	115,000	130,479
5% 9/1/33	385,000	419,503
5% 9/1/34	480,000	536,266
5% 9/1/44	1,925,000	2,023,939
Series 2019 B:
5% 9/1/25	85,000	90,651
5% 9/1/26	70,000	75,991
Series 2021 A, 4% 9/1/46	1,475,000	1,389,457
Series F, 5% 9/1/30	825,000	883,003
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 A, 5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	1,445,000	1,512,669
Series 2017 A, 5% 10/1/47	1,150,000	1,226,718
Series 2018 A:
5% 10/1/34	2,535,000	2,799,686
5% 10/1/43	1,205,000	1,307,490
Series 2020 A:
5% 11/1/45	1,385,000	1,498,752
5% 11/1/50	965,000	1,039,023
Series 2021 C, 5% 10/1/27	770,000	861,291
Series 2022 C, 5.5% 6/1/52	1,220,000	1,374,497
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	65,000	71,389
5% 12/15/37	30,000	32,867
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	480,000	531,195
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	1,180,000	1,293,135
Series 2019 B:
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	61,814
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	270,000	316,186
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	120,000	141,322
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	100,000	101,702
Reading School District:
Series 2017, 5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	115,000	124,145
Series 2019, 4% 4/1/44	200,000	196,385
Scranton Redev. Auth. Series 2016 A, 5% 11/15/28	250,000	245,671
Southcentral Pennsylvania Gen. Auth. Rev.:
(York Academy Reg'l. Charter School Proj.) Series 2018 A, 6.5% 7/15/48 (f)	300,000	317,933
Series 2019 A:
4% 6/1/44	435,000	422,276
4% 6/1/49	2,170,000	2,076,116
5% 6/1/44	755,000	796,646
5% 6/1/49	1,205,000	1,265,921
State Pub. School Bldg. Auth. (Northampton County Area Cmnty. College Proj.) Series 2022:
4% 6/15/31	190,000	201,376
4% 6/15/32	125,000	131,741
4% 6/15/33	135,000	141,066
4% 6/15/34	135,000	140,429
5% 6/15/30	130,000	147,121
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	750,000	791,732
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.):
Series 2015 A, 5% 6/1/26	195,000	206,927
Series 2016 A:
5% 6/1/30	425,000	457,792
5% 6/1/31	3,870,000	4,155,821
5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	3,200,000	3,427,125
5% 6/1/33	7,280,000	7,775,818
Trinity Area School District Series 2021:
4% 11/1/41	125,000	120,611
4% 11/1/43	130,000	123,829
4% 11/1/46	225,000	208,542
4% 11/1/51	320,000	291,073
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	55,000	58,874
5% 8/1/38	180,000	191,120
5% 8/1/43	680,000	707,121
5% 8/1/48	1,410,000	1,454,325
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2019, 2.03% 2/15/24 (b)	1,205,000	1,206,135
Upper Darby School District Series 2021 A:
4% 4/1/46	125,000	114,673
4% 4/1/51	500,000	451,851
Washington Redev. Auth. (Victory Centre Tax Increment Fing. Proj.) Series 2018:
4% 7/1/23	5,000	5,001
5% 7/1/35	15,000	15,055
West Shore Area Auth. Rev. (Messiah Village Proj.) Series 2015 A:
5% 7/1/30	95,000	96,420
5% 7/1/35	90,000	90,963
Wilkes-Barre Area School District Series 2019, 5% 4/15/59	200,000	215,581
TOTAL PENNSYLVANIA		340,970,462
Puerto Rico - 2.3%
Children's Trust Fund Tobacco Settlement:
Series 2002, 5.625% 5/15/43	900,000	916,152
Series 2005 A, 0% 5/15/50	2,000,000	341,215
Series 2008 B, 0% 5/15/57	2,000,000	96,977
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	2,946,910	2,630,117
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2008 A, 6.125% 7/1/24	165,000	170,594
Series 2020 A:
5% 7/1/25 (f)	250,000	257,636
5% 7/1/30 (f)	4,060,000	4,243,548
5% 7/1/35 (f)	3,815,000	3,877,512
5% 7/1/47 (f)	16,355,000	16,374,873
Series 2021 A:
4% 7/1/42 (f)	2,205,000	1,942,173
5% 7/1/33 (f)	760,000	783,621
Series 2021 B:
4% 7/1/42 (f)	4,535,000	3,994,446
4% 7/1/47 (f)	1,550,000	1,324,964
5% 7/1/25 (f)	485,000	499,814
5% 7/1/29 (f)	1,560,000	1,631,173
5% 7/1/33 (f)	1,945,000	2,005,451
5% 7/1/37 (f)	1,700,000	1,725,215
Series 2021 C, 3.75% 7/1/27 (f)	250,000	240,030
Series 2022 A:
4% 7/1/42 (f)	6,395,000	5,632,742
4% 7/1/47 (f)	780,000	666,756
5% 7/1/25 (f)	1,010,000	1,040,850
5% 7/1/28 (f)	775,000	812,175
5% 7/1/29 (f)	540,000	564,637
5% 7/1/33 (f)	6,425,000	6,636,432
5% 7/1/37 (f)	6,865,000	6,975,936
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 2007 CC, 5.5% 7/1/29	250,000	257,756
Series 2007, 5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	257,973
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998 A, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	120,299
Series 2002 D, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,072,784
Series 2004 J, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,187
Series 2007 N, 5.25% 7/1/30 (AMBAC Insured)	1,140,000	1,148,359
Series 2007:
5% 7/1/32 (Assured Guaranty Corp. Insured)	140,000	141,042
5.25% 7/1/31 (AMBAC Insured)	670,000	675,112
5.25% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	252,729
Series A, 4.75% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,252,861
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	872,188	805,684
0% 7/1/33	4,205,984	2,387,442
4% 7/1/33	9,786,612	9,146,551
4% 7/1/35	5,279,553	4,840,078
4% 7/1/37	2,520,532	2,251,315
4% 7/1/46	3,048,597	2,577,731
5.25% 7/1/23	1,165,194	1,182,547
5.625% 7/1/27	6,755,435	7,159,816
5.625% 7/1/29	4,307,918	4,631,838
5.75% 7/1/31	8,816,320	9,651,841
Series 2022 A1:
4% 7/1/41	3,930,203	3,419,306
5.375% 7/1/25	5,465,126	5,635,961
Series 2022, 0% 11/1/43 (b)	15,205,768	7,830,971
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2003 NN, 4.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,103
Series 2004 PP, 5% 7/1/25 (FGIC Insured)	40,000	40,100
Series 2004:
5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,622
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	280,000	280,697
Series 2005 RR:
5% 7/1/23 (FGIC Insured)	250,000	250,622
5% 7/1/28 (CIFG North America Insured)	20,000	20,381
Series 2005 SS:
4.375% 7/1/30	95,000	95,021
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	705,000	706,754
Series 2007 UU:
3 month U.S. LIBOR + 0.520% 2.046% 7/1/29 (Assured Guaranty Muni. Corp. Insured) (b)(c)	250,000	230,186
4.25% 7/1/27 (CIFG North America Insured)	295,000	295,037
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	253,744
Series 2007 V, 5.25% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	484,947
Series 2007 VV:
5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	56,015
5.25% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	498,167
5.25% 7/1/30 (FGIC Insured)	655,000	658,961
5.25% 7/1/34 (FGIC Insured)	95,000	95,837
Series 2007:
5% 7/1/17	10,000	8,075
5% 7/1/20	155,000	125,163
5% 7/1/21	415,000	335,113
5% 7/1/23	360,000	291,600
5% 7/1/24	625,000	506,250
5% 7/1/24	205,000	205,510
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	250,000	253,744
5% 7/1/25	195,000	157,950
5% 7/1/26	240,000	194,400
5% 7/1/26	5,000	5,012
5% 7/1/27	740,000	599,400
5% 7/1/32	1,045,000	846,450
5% 7/1/37	4,730,000	3,831,300
Series 2008 WW:
5% 7/1/28	425,000	344,250
5.25% 7/1/25	170,000	137,700
5.25% 7/1/33	1,165,000	943,650
5.375% 7/1/22	75,000	60,844
5.5% 7/1/18	130,000	105,463
5.5% 7/1/38	1,250,000	1,017,188
Series 2010 AAA:
5.25% 7/1/21	180,000	145,350
5.25% 7/1/25	15,000	12,150
5.25% 7/1/27	205,000	166,050
5.25% 7/1/29	705,000	571,050
5.25% 7/1/30	85,000	68,850
Series 2010 BBB, 5.4% 7/1/28	250,000	201,875
Series 2010 CCC:
4.625% 7/1/25	5,000	4,031
5% 7/1/21	125,000	100,938
5% 7/1/24	240,000	194,400
5% 7/1/27	50,000	40,500
5% 7/1/28	150,000	121,500
5.25% 7/1/26	280,000	226,800
5.25% 7/1/27	2,040,000	1,652,400
5.25% 7/1/28	545,000	441,450
Series 2010 DDD:
3.3% 7/1/19	5,000	3,794
3.625% 7/1/21	105,000	79,669
3.625% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	95,000	94,693
3.65% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	405,000	402,364
5% 7/1/20	90,000	72,675
5% 7/1/21	1,705,000	1,376,788
5% 7/1/22	1,375,000	1,110,313
Series 2010 EEE:
5.95% 7/1/30	650,000	524,875
6.05% 7/1/32	805,000	650,038
6.25% 7/1/40	250,000	201,875
Series 2010 XX:
4.75% 7/1/26	60,000	48,375
5.25% 7/1/27	55,000	44,550
5.25% 7/1/35	640,000	518,400
5.25% 7/1/40	4,930,000	3,993,300
5.75% 7/1/36	355,000	290,213
Series 2010 YY, 6.125% 7/1/40	1,100,000	888,250
Series 2010 ZZ:
3.7% 7/1/17	35,000	26,556
4.75% 7/1/27	50,000	40,313
5% 7/1/17	65,000	52,488
5% 7/1/18	520,000	419,900
5% 7/1/19	350,000	282,625
5% 7/1/28	50,000	40,500
5.25% 7/1/19	475,000	383,563
5.25% 7/1/23	895,000	724,950
5.25% 7/1/24	280,000	226,800
5.25% 7/1/26	1,310,000	1,061,100
Series 2012 A:
5% 7/1/29	4,885,000	3,956,850
5% 7/1/42	4,230,000	3,426,300
5.05% 7/1/42	530,000	427,975
Series 2013 A:
6.75% 7/1/36	2,305,000	1,941,963
7% 7/1/43	250,000	210,625
Puerto Rico Indl. Tourist Edl., Med. and Envir. Fing. Auth. Series 2000 A, 5% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	560,000	566,151
Puerto Rico Muni. Fin. Agcy. Series 2002 A, 5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	40,583
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/24	23,000	21,553
0% 7/1/27	4,414,000	3,696,501
0% 7/1/29	1,772,000	1,355,089
0% 7/1/31	7,794,000	5,389,785
0% 7/1/33	6,585,000	4,101,741
0% 7/1/46	33,558,000	9,568,839
0% 7/1/51	3,590,000	761,148
4.55% 7/1/40	950,000	947,619
4.75% 7/1/53	9,939,000	9,479,842
5% 7/1/58	29,810,000	28,844,359
Series 2019 A1, 4.5% 7/1/34	3,159,000	3,175,982
Series 2019 A2:
4.329% 7/1/40	4,277,000	4,151,983
4.329% 7/1/40	831,000	806,710
4.536% 7/1/53	448,000	412,365
4.784% 7/1/58	3,159,000	2,946,089
Univ. of Puerto Rico Series 2006 P, 5% 6/1/25	70,000	70,174
TOTAL PUERTO RICO		250,198,015
Rhode Island - 0.2%
Providence Gen. Oblig. Series 2013 A, 5% 1/15/25 (Pre-Refunded to 1/15/23 @ 100)	285,000	287,811
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5.5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	420,000	432,880
6% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	565,000	584,980
Series 2016 B:
5% 9/1/31	270,000	264,109
5% 9/1/36	1,560,000	1,454,918
Series 2016:
5% 5/15/26	500,000	522,747
5% 5/15/34	385,000	396,774
5% 5/15/39	1,915,000	1,959,931
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2009 B, 5.25% 9/15/29	285,000	285,392
Series 2021 B:
4% 11/1/37	140,000	136,131
4% 11/1/38	145,000	140,100
4% 11/1/39	180,000	172,938
4% 11/1/40	190,000	181,450
4% 11/1/41	35,000	32,911
5% 11/1/28	70,000	77,972
5% 11/1/29	80,000	89,818
5% 11/1/30	80,000	90,552
5% 11/1/31	85,000	96,780
5% 11/1/32	90,000	102,095
5% 11/1/33	90,000	101,375
5% 11/1/34	95,000	106,518
5% 11/1/35	105,000	117,411
5% 11/1/36	110,000	122,698
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2018 69B, 4% 10/1/48	595,000	600,263
Series 2019 70, 4% 10/1/49	275,000	277,391
Series 2021 74, 3% 4/1/49	1,840,000	1,799,382
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	450,000	448,059
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2016 A, 5% 12/1/22 (d)	145,000	145,829
Series 2020 A, 3.625% 12/1/37 (d)	785,000	749,352
Series 2021 A:
2.25% 12/1/39 (d)	530,000	471,197
5% 12/1/28 (d)	185,000	203,941
5% 12/1/29 (d)	145,000	160,437
5% 12/1/30 (d)	135,000	148,968
Series 2022 1, 4.125% 12/1/41 (d)	1,395,000	1,357,036
Series A:
3.5% 12/1/34 (d)	420,000	413,039
5% 12/1/24 (d)	540,000	562,807
5% 12/1/28 (d)	1,200,000	1,332,913
Tobacco Settlement Fing. Corp. Series 2007 A, 0% 6/1/52	2,300,000	387,204
TOTAL RHODE ISLAND		16,816,109
South Carolina - 0.7%
Charleston County Arpt. District Series 2019:
5% 7/1/43	445,000	472,780
5% 7/1/48	790,000	834,698
Connector 2000 Assoc., Inc. Toll Road Rev. Series 2011 A1:
0% 1/1/32	2,084,596	1,123,063
0% 1/1/42	6,087,835	1,568,557
0% 7/22/51	8,886,352	1,056,226
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2017, 5% 11/1/28	135,000	146,851
North Charleston Ltd. Oblig. Series 2017 A, 5% 10/1/40	825,000	874,203
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	2,260,000	2,296,892
Rock Hill Util. Sys. Rev. Series 2019 A, 4% 1/1/49	925,000	871,366
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	330,000	348,614
5% 12/1/26	170,000	179,547
5% 12/1/28	690,000	728,919
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	445,000	450,051
Series 2022 A:
5% 1/1/29	15,000	16,723
5% 7/1/29	30,000	33,631
5% 1/1/30	30,000	33,628
5% 7/1/30	30,000	33,786
5% 1/1/31	30,000	33,759
5% 7/1/31	30,000	33,821
Series 2022 B, 5% 1/1/52 (g)	3,180,000	3,378,764
South Carolina Jobs-Econ. Dev. Auth.:
(Green Charter Schools Proj.) Series 2021 A, 4% 6/1/36 (f)	100,000	88,673
Series 2016, 5.25% 7/1/47	1,795,000	1,846,055
Series 2017:
5% 4/1/47	335,000	307,908
5% 4/1/52	255,000	230,958
Series 2018 A:
5% 5/1/35	640,000	681,997
5% 5/1/36	1,475,000	1,567,634
5% 5/1/48	1,425,000	1,487,490
Series 2019 C:
5% 7/1/32	1,305,000	1,401,222
5% 7/1/33	965,000	1,031,649
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
Series 2013, 5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100)	590,000	592,608
Series 2017, 5.25% 11/15/47	250,000	244,511
Series 2022 A, 4% 4/1/52	200,000	186,100
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Series 2020 A, 4% 12/1/44	1,310,000	1,267,467
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (d)(f)	890,000	356,000
6.25% 2/1/45 (d)(f)	1,795,000	718,000
Series 2019, 8% 12/6/29	280,000	233,462
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	570,000	590,857
South Carolina Ports Auth. Ports Rev.:
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	655,000	703,250
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	135,000	144,945
Series 2018:
5% 7/1/37 (d)	180,000	189,186
5% 7/1/38 (d)	385,000	403,771
5% 7/1/43 (d)	965,000	1,001,597
5% 7/1/48 (d)	665,000	686,914
Series 2019 B:
4% 7/1/35 (d)	725,000	721,348
4% 7/1/37 (d)	1,125,000	1,098,034
4% 7/1/39 (d)	1,115,000	1,057,096
5% 7/1/44 (d)	1,705,000	1,776,308
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A:
5% 12/1/49	500,000	505,524
5.5% 12/1/54	605,000	618,862
Series 2014 C, 5% 12/1/26	5,000	5,209
Series 2015 C, 5% 12/1/22	1,030,000	1,036,637
Series 2015 E, 5.25% 12/1/55	745,000	761,806
Series 2016 A:
5% 12/1/29	365,000	387,433
5% 12/1/32	1,000,000	1,047,707
5% 12/1/33	15,000	15,660
5% 12/1/38	35,000	36,117
Series 2016 B:
5% 12/1/31	135,000	143,111
5% 12/1/35	205,000	213,211
5% 12/1/36	305,000	316,806
5% 12/1/41	1,835,000	1,893,282
5% 12/1/46	1,250,000	1,282,538
5% 12/1/56	250,000	255,900
Series 2016 C:
5% 12/1/24	30,000	31,300
5% 12/1/25	35,000	37,039
5% 12/1/26	55,000	58,994
5% 12/1/27	90,000	96,463
Series 2020 A:
4% 12/1/39	1,000,000	941,861
4% 12/1/40	250,000	244,881
Series 2021 B, 5% 12/1/51	2,835,000	2,936,091
Series 2022 A:
4% 12/1/52	950,000	893,821
5% 12/1/36	1,500,000	1,606,443
Series 2022 B, 4% 12/1/29	491,000	509,011
Series A:
5% 12/1/23	970,000	1,000,022
5% 12/1/31	350,000	384,543
Series B, 5% 12/1/24	160,000	166,935
South Carolina Student Ln. Corp. Series 2020 A:
2.641% 12/1/26	1,705,000	1,579,851
2.771% 12/1/27	790,000	721,824
2.923% 12/1/28	585,000	529,086
2.993% 12/1/29	380,000	338,040
3.043% 12/1/30	120,000	104,982
3.593% 12/1/39	885,000	735,950
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A:
5% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	865,481
5% 10/1/36	1,550,000	1,674,423
Spartanburg County Reg'l. Health:
Series 2017 A:
4% 4/15/43	2,835,000	2,654,189
4% 4/15/48	1,975,000	1,809,434
5% 4/15/48	7,110,000	7,304,756
Series 2020 A, 4% 4/15/45 (Assured Guaranty Muni. Corp. Insured)	230,000	217,564
Univ. of South Carolina Higher Ed. Rev. (Campus Village Proj.) Series 2021 A, 4% 5/1/51	950,000	910,957
TOTAL SOUTH CAROLINA		72,004,663
South Dakota - 0.0%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	200,000	200,284
5% 11/1/30	215,000	213,140
5% 11/1/32	195,000	191,485
5% 11/1/42	280,000	261,754
South Dakota Conservancy District Rev. Series 2018, 5% 8/1/38	500,000	548,083
South Dakota Edl. Enhancement Fdg. Corp. Rev.:
Series 2013 B:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	210,000	213,934
5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	210,000	213,934
5% 6/1/26 (Pre-Refunded to 6/1/23 @ 100)	295,000	300,526
Series 2021:
0.961% 6/1/24	425,000	402,736
1.245% 6/1/25	745,000	686,730
1.495% 6/1/26	530,000	475,442
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	80,000	86,867
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	100,000	103,537
Series 2017:
5% 7/1/26	35,000	37,811
5% 7/1/28	35,000	38,695
5% 7/1/29	70,000	77,027
5% 7/1/30	45,000	49,257
5% 7/1/35	40,000	42,315
5% 9/1/40	670,000	690,255
TOTAL SOUTH DAKOTA		4,833,812
Tennessee - 0.9%
Blount County Health & Edl. Facilities Board Rev. Series 2016 A, 5% 1/1/47	1,150,000	739,655
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
(CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	385,000	390,245
Series 2013 A, 5.25% 1/1/45 (Pre-Refunded to 1/1/23 @ 100)	2,095,000	2,114,137
Series 2019 A1:
4% 8/1/44	1,680,000	1,539,749
5% 8/1/25	40,000	41,844
Series 2019 A2:
5% 8/1/37	50,000	52,381
5% 8/1/44	210,000	217,102
5% 8/1/49	70,000	72,046
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	250,000	259,257
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/25	235,000	238,546
5% 7/1/36	960,000	1,021,607
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	40,000	42,725
5% 4/1/28	25,000	26,959
5% 4/1/41	1,375,000	1,427,873
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	65,000	73,451
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/26	385,000	387,498
Series 2016 A, 5% 1/1/42	1,495,000	1,535,130
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2017:
5% 4/1/30	165,000	173,614
5% 4/1/36	595,000	615,253
Series 2020 A:
5% 9/1/30	1,545,000	1,634,690
5% 9/1/40	3,525,000	3,597,790
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2018, 5% 7/1/37 (d)	565,000	593,835
Series 2021 A:
5% 7/1/31 (d)	50,000	55,160
5% 7/1/32 (d)	245,000	268,314
5% 7/1/33 (d)	370,000	403,026
5% 7/1/34 (d)	785,000	848,458
5% 7/1/35 (d)	825,000	887,078
5% 7/1/36 (d)	870,000	933,277
5% 7/1/37 (d)	910,000	969,515
5% 7/1/38 (d)	960,000	1,019,644
5% 7/1/39 (d)	1,005,000	1,064,832
5% 7/1/40 (d)	415,000	437,667
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 7/1/42	480,000	518,537
Series 2017 B:
5% 7/1/42	600,000	648,172
5% 7/1/46	950,000	1,021,490
Metropolitan Govt. of Nashville & Davidson County:
Series 2019, 5% 10/1/34	35,000	35,705
Series 2021, 4% 5/1/51	400,000	355,306
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 A, 5% 7/1/45	610,000	635,617
Series 2015 B, 4% 7/1/25 (d)	310,000	317,535
Series 2019 B:
4% 7/1/49 (d)	2,500,000	2,287,100
4% 7/1/54 (d)	2,370,000	2,135,919
5% 7/1/27 (d)	435,000	467,464
5% 7/1/28 (d)	675,000	733,294
5% 7/1/35 (d)	360,000	385,722
5% 7/1/38 (d)	2,325,000	2,455,586
5% 7/1/44 (d)	2,560,000	2,647,597
5% 7/1/49 (d)	1,180,000	1,214,373
5% 7/1/54 (d)	5,300,000	5,415,641
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2021 C:
5% 1/1/27	7,945,000	8,786,441
5% 1/1/30	8,475,000	9,842,915
Series 2022 A, 4% 1/1/40	250,000	249,652
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Lipscomb Univ. Proj.):
Series 2016 A, 5% 10/1/45	300,000	302,457
Series 2019 A:
4% 10/1/49	170,000	144,249
5.25% 10/1/58	765,000	782,632
Series 2016 A:
5% 7/1/35	1,400,000	1,475,619
5% 7/1/40	460,000	480,803
5% 7/1/46	3,905,000	4,066,024
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021:
0% 4/1/32	120,000	83,527
0% 4/1/33	170,000	112,610
0% 4/1/34	100,000	62,846
0% 4/1/35	130,000	77,531
0% 4/1/36	125,000	70,658
0% 4/1/37	150,000	80,108
0% 4/1/38	125,000	63,046
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	75,000	79,316
5% 5/1/27	70,000	76,582
5% 5/1/29	70,000	76,833
5% 5/1/30	135,000	147,436
5% 5/1/31	70,000	75,862
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Series 2014:
5% 12/1/34	70,000	70,572
5.25% 12/1/44	165,000	166,202
5.25% 12/1/49	470,000	472,430
Tennergy Corp. Gas Rev. Bonds:
Series 2019 A, 5%, tender 10/1/24 (b)	130,000	135,354
Series 2021 A, 4%, tender 9/1/28 (b)	185,000	184,581
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	375,000	377,058
Series 2018, 4%, tender 11/1/25 (b)	9,495,000	9,592,332
Series 2021 A, 5%, tender 11/1/31 (b)	6,550,000	6,846,792
Series 2006 A:
5.25% 9/1/23	505,000	513,884
5.25% 9/1/24	1,995,000	2,056,078
5.25% 9/1/26	2,270,000	2,393,958
Tennessee Hsg. Dev. Agcy. Residential:
Series 2014 2C, 4% 1/1/45	85,000	85,450
Series 2018 1, 4% 1/1/43	315,000	317,510
Series 2018 3, 4.25% 7/1/49	380,000	385,356
Series 2018, 4.5% 7/1/49	655,000	669,304
Series 2019 1, 3.75% 7/1/39	195,000	192,547
Series 2021 1, 3% 7/1/51	2,170,000	2,121,770
Series 2021 3A, 3% 1/1/52	875,000	852,285
Series 2022 1:
5% 7/1/28	425,000	472,400
5% 1/1/29	230,000	255,854
5% 7/1/29	400,000	447,366
5% 1/1/30	465,000	520,909
5% 7/1/30	470,000	528,625
5% 1/1/31	220,000	246,545
5% 7/1/31	500,000	561,643
TOTAL TENNESSEE		102,561,368
Texas - 3.7%
Argyle Independent School District Series 2022, 5% 8/15/47	975,000	1,079,488
Arlington Higher Ed. Fin. Corp.:
Bonds Series 2021, 4.5%, tender 6/15/26 (b)(f)	200,000	194,029
Series 2017 A, 5% 12/1/47	565,000	598,126
Series 2019:
5% 8/15/28	135,000	151,716
5% 8/15/29	125,000	142,244
5% 8/15/30	180,000	203,692
5% 8/15/31	130,000	146,603
5% 8/15/32	130,000	146,090
Series 2022:
5% 8/15/47	785,000	859,540
5% 8/15/57	1,190,000	1,288,598
Arlington Independent School District Series 2022, 5% 2/15/36	345,000	391,185
Arlington Spl. Tax Rev. Series 2018 A:
5% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	255,000	278,214
5% 2/15/38 (Assured Guaranty Muni. Corp. Insured)	205,000	221,709
5% 2/15/43 (Assured Guaranty Muni. Corp. Insured)	1,085,000	1,148,698
5% 2/15/48 (Assured Guaranty Muni. Corp. Insured)	1,760,000	1,850,460
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	120,000	124,845
5% 11/15/27 (d)	150,000	156,029
5% 11/15/28 (d)	185,000	192,113
5% 11/15/39 (d)	1,685,000	1,727,756
5% 11/15/44 (d)	4,050,000	4,138,104
Series 2017 B:
5% 11/15/28 (d)	120,000	128,344
5% 11/15/30 (d)	185,000	197,031
5% 11/15/32 (d)	150,000	158,582
5% 11/15/35 (d)	150,000	157,797
5% 11/15/36 (d)	255,000	267,915
5% 11/15/37 (d)	175,000	183,641
5% 11/15/41 (d)	1,395,000	1,447,054
Series 2019 B:
5% 11/15/31 (d)	965,000	1,047,300
5% 11/15/36 (d)	1,150,000	1,217,840
5% 11/15/44 (d)	4,320,000	4,484,671
5% 11/15/48 (d)	1,450,000	1,499,243
Series 2019, 5% 11/15/24 (d)	250,000	260,414
Series 2022:
5% 11/15/38 (d)	760,000	813,139
5% 11/15/52 (d)	2,825,000	2,943,306
5.25% 11/15/47 (d)	2,815,000	3,006,783
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	125,000	130,616
5% 1/1/29	150,000	156,422
5% 1/1/30	290,000	301,531
5% 1/1/31	630,000	652,788
5% 1/1/32	470,000	486,022
5% 1/1/33	440,000	452,872
5% 1/1/34	885,000	906,210
Series 2017 B:
5% 1/1/23	70,000	70,082
5% 1/1/26	410,000	413,349
5% 1/1/28	135,000	136,182
5% 1/1/29	160,000	160,890
5% 1/1/30	95,000	95,251
5% 1/1/32	315,000	312,183
5% 1/1/34	490,000	478,589
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2012:
5% 11/15/27	540,000	542,948
5% 11/15/27 (Pre-Refunded to 11/15/22 @ 100)	95,000	95,510
Series 2016, 5% 11/15/33	130,000	140,314
Belton Independent School District Series 2022, 4% 2/15/52	605,000	575,605
Bexar County Hosp. District Series 2018, 4% 2/15/37	500,000	502,858
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	195,000	200,338
5% 12/1/29	500,000	512,397
5% 12/1/30	240,000	245,160
5% 12/1/40	965,000	965,760
5% 12/1/45	935,000	918,684
5.25% 12/1/35	290,000	296,004
Brazos Higher Ed. Auth.:
Series 2020 1A, 2.35% 4/1/40 (d)	25,000	24,968
Series 2020 1B, 3% 4/1/40 (d)	190,000	145,317
Series 2021 A, 3.414% 4/1/40	50,000	49,957
Calhoun County Navigation Indl. Dev. Auth. (Max Midstream Texas, LLC Proj.):
Series 2021 A, 3.625% 7/1/26 (d)(f)	400,000	364,310
Series 2021 B, 6.5% 7/1/26 (f)	300,000	285,394
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	325,000	341,939
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	55,000	58,756
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	120,000	128,195
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	1,670,000	1,784,048
5% 1/1/45 (Pre-Refunded to 7/1/25 @ 100)	1,085,000	1,159,097
Series 2016, 4% 1/1/41	250,000	231,414
Series 2018, 5% 1/1/25	65,000	67,962
Series 2020 A, 5% 1/1/49	220,000	230,391
Series 2020 B:
4% 1/1/34	20,000	20,081
4% 1/1/35	15,000	15,007
4% 1/1/36	15,000	14,897
4% 1/1/37	20,000	19,723
4% 1/1/38	30,000	29,287
4% 1/1/39	40,000	38,711
4% 1/1/40	15,000	14,381
5% 1/1/27	15,000	16,222
5% 1/1/28	15,000	16,411
5% 1/1/29	55,000	60,517
5% 1/1/30	25,000	27,627
5% 1/1/31	15,000	16,505
5% 1/1/32	15,000	16,412
5% 1/1/33	20,000	21,760
5% 1/1/45	100,000	105,069
Series 2020 E, 4% 1/1/50	1,205,000	1,089,052
Series 2021 B:
4% 1/1/40	105,000	100,667
4% 1/1/41	80,000	75,955
4% 1/1/51	1,565,000	1,409,527
5% 1/1/30	65,000	71,830
5% 1/1/32	80,000	88,233
5% 1/1/34	70,000	76,339
5% 1/1/39	105,000	112,173
5% 1/1/46	3,340,000	3,513,803
Series 2021 C, 5% 1/1/27	2,780,000	2,947,697
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2018 D, 6.125% 8/15/48	2,250,000	2,332,983
Series 2021 T, 4% 8/15/47	250,000	228,125
Series 2022, 4.25% 8/15/52 (g)	750,000	726,119
College of the Mainland Series 2020, 4% 8/15/44	475,000	467,612
Collin County Series 2019, 5% 2/15/26	150,000	162,946
Collin County Cmnty. College District Series 2018, 3.5% 8/15/37	500,000	469,186
Conroe Local Govt. Corp. Hotel Rev. Series 2021 C:
4% 10/1/41	60,000	59,047
4% 10/1/46	70,000	66,959
4% 10/1/50	50,000	47,103
Conroe Local Govt. Hotel Rev.:
Series 2021 A:
2.5% 10/1/31	90,000	74,590
4% 10/1/50	540,000	435,770
Series 2021 B:
3.5% 10/1/31 (f)	45,000	37,732
5% 10/1/50 (f)	390,000	321,249
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 B:
4% 12/1/36	1,000,000	1,019,200
4% 12/1/38	1,000,000	1,012,368
Series 2020 A, 5% 12/1/45	1,080,000	1,168,561
Series 2021 B, 5% 12/1/47	1,470,000	1,591,356
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 C, 5.125% 11/1/43 (Pre-Refunded to 11/1/22 @ 100) (d)	1,370,000	1,376,106
Series 2013 F, 5.25% 11/1/30	605,000	622,438
Series 2014 A:
5% 11/1/32 (d)	1,160,000	1,181,365
5.25% 11/1/30 (d)	1,785,000	1,828,170
Series 2020 B:
4% 11/1/34	280,000	281,633
4% 11/1/35	2,460,000	2,492,118
4% 11/1/35	250,000	250,477
Series 2021 B:
4% 11/1/45	2,000,000	1,909,975
5% 11/1/43	200,000	214,559
Dallas Hotel Occupancy Tax Series 2021:
4% 8/15/29	435,000	451,376
4% 8/15/30	485,000	500,109
4% 8/15/31	245,000	250,743
4% 8/15/32	200,000	202,798
4% 8/15/33	200,000	200,627
4% 8/15/36	625,000	606,401
4% 8/15/37	480,000	456,527
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	85,000	89,166
Series 2019:
5% 2/15/24	45,000	46,672
5% 2/15/25	65,000	68,872
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	3,375,000	3,646,046
Danbury Higher Ed. Auth., Inc. Series 2019 A, 4% 8/15/49	250,000	204,493
Decatur Hosp. Auth. Hosp. Rev. Series 2021 C, 4% 9/1/34	239,000	223,417
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	160,000	168,241
4% 5/15/27	125,000	132,793
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	5,000	4,966
2%, tender 8/1/24 (b)	35,000	34,364
Eagle Pass Rev.:
Series 2021, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	50,000	56,702
Series 2021:
4% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	74,879
4% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	60,000	63,678
4% 3/1/34 (Assured Guaranty Muni. Corp. Insured)	55,000	57,717
4% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	50,000	51,915
4% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	60,000	61,702
4% 3/1/38 (Assured Guaranty Muni. Corp. Insured)	100,000	101,078
5% 3/1/30 (Assured Guaranty Muni. Corp. Insured)	40,000	45,879
5% 3/1/31 (Assured Guaranty Muni. Corp. Insured)	70,000	80,979
Ector County Hosp. District Series 2020:
5% 9/15/22	85,000	85,056
5% 9/15/23	180,000	183,123
5% 9/15/25	90,000	93,810
5% 9/15/26	135,000	142,423
5% 9/15/27	210,000	223,050
5% 9/15/28	225,000	239,607
5% 9/15/29	145,000	154,748
5% 9/15/30	170,000	181,908
5% 9/15/31	230,000	244,032
El Paso Gen. Oblig. Series 2016, 4% 8/15/42	2,700,000	2,596,149
El Paso Independent School District Series 2020:
5% 8/15/25	530,000	569,103
5% 8/15/26	920,000	1,009,124
Elgin Combination Tax and Rev. Series 2021:
4% 7/15/31 (Assured Guaranty Muni. Corp. Insured)	40,000	42,573
4% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	45,000	47,574
4% 7/15/33 (Assured Guaranty Muni. Corp. Insured)	50,000	52,307
4% 7/15/34 (Assured Guaranty Muni. Corp. Insured)	85,000	87,815
4% 7/15/35 (Assured Guaranty Muni. Corp. Insured)	110,000	112,238
4% 7/15/36 (Assured Guaranty Muni. Corp. Insured)	70,000	70,691
4% 7/15/38 (Assured Guaranty Muni. Corp. Insured)	120,000	119,250
Forney Independent School District:
Series 2019, 5% 2/15/49	395,000	423,560
Series 2022 B, 4% 8/15/47	1,500,000	1,460,022
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	705,000	705,307
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	495,000	399,943
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	1,270,000	1,163,153
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	65,000	69,005
5% 3/1/27	65,000	70,430
Fredericksburg Tex Independent School D Series 2022, 4% 2/15/52	1,080,000	1,018,712
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	100,000	94,509
4% 3/1/51	125,000	115,440
Georgetown Util. Sys. Rev. Series 2022, 5.25% 8/15/52 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,631,286
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	480,000	487,586
Series 2013, 0% 10/1/34 (e)	1,205,000	1,280,876
Series 2018 A:
5% 10/1/36	280,000	305,989
5% 10/1/37	560,000	610,869
5% 10/1/38	390,000	424,533
5% 10/1/43	305,000	329,165
Series 2020 C, 4% 10/1/49	160,000	150,940
Series 2020, 4% 10/1/49	1,750,000	1,689,217
Greater Texas Cultural Ed. Facilities Fin. Corp. (Epicenter Multipurpose Facilities Proj.) Series 2021 A:
5% 3/1/31	105,000	121,213
5% 3/1/32	160,000	183,559
5% 3/1/33	170,000	193,906
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev.:
(Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (d)	1,670,000	1,662,278
Series 1998, 8% 4/1/28 (d)	1,205,000	1,204,811
Harlandale Independent School District Bonds Series 2021, 2%, tender 8/15/24 (b)	850,000	838,040
Harlingen Econ. Dev. Corp. Series 2019 A:
4% 2/15/30	245,000	258,823
4% 2/15/31	325,000	342,776
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	665,000	668,640
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	70,000	67,312
5% 1/1/43	70,000	65,580
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	160,000	170,262
Series 2013 B:
6.375% 1/1/33	485,000	488,078
7% 1/1/48 (Pre-Refunded to 1/1/23 @ 100)	740,000	751,238
Series 2016 A, 5% 7/1/38	500,000	522,780
Series 2019 A:
4% 10/1/35	335,000	331,988
4% 10/1/36	595,000	591,714
4% 10/1/37	805,000	797,005
4% 10/1/38	670,000	656,609
Series 2021 A:
3% 10/1/51	1,975,000	1,472,813
4% 10/1/42	2,410,000	2,315,761
Series 2022 A, 4.125% 7/1/52	2,125,000	2,013,732
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	195,000	214,712
5% 11/15/33	1,940,000	2,125,876
Harris County Flood Cont. District:
Series 2020 A, 5% 10/1/32	500,000	568,044
Series 2021 A:
5% 10/1/27	1,130,000	1,263,400
5% 10/1/28	1,200,000	1,363,951
5% 10/1/29	1,200,000	1,381,688
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	336,851
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	509,353
Harris County Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 7/1/27 (Escrowed to Maturity)	425,000	462,721
Harris County Toll Road Rev.:
(Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	110,000	122,044
Series 2018 A:
5% 8/15/27	455,000	509,575
5% 8/15/43	1,445,000	1,568,341
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	332,898
Series 2014 A, 0% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	190,000	73,541
Series 2014 C:
5% 11/15/32	45,000	46,299
5% 11/15/33	115,000	118,137
Series 2014:
0% 11/15/46 (Assured Guaranty Muni. Corp. Insured)	480,000	138,863
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	965,000	1,005,254
Hidalgo County Reginal Mobility Auth. Series 2022 A:
4% 12/1/38	385,000	360,846
4% 12/1/39	85,000	79,160
4% 12/1/40	85,000	78,644
4% 12/1/41	85,000	77,917
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Technical Operations Ctr. Proj.) Series 2018, 5% 7/15/28 (d)	1,785,000	1,837,918
(United Airlines, Inc. Term. E Proj.):
Series 2020 A, 5% 7/1/27 (d)	140,000	144,150
Series 2021 A, 4% 7/1/41 (d)	1,495,000	1,347,750
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (d)	1,580,000	1,586,187
5% 7/15/35 (d)	2,085,000	2,079,001
Series 2020 B2, 5% 7/15/27 (d)	190,000	195,659
Series 2021 B1, 4% 7/15/41 (d)	2,310,000	2,082,203
(United Airlines, Inc., Term. E Proj.) Series 2014, 4.75% 7/1/24 (d)	230,000	232,463
Series 2018 A:
5% 7/1/36 (d)	325,000	342,376
5% 7/1/37 (d)	630,000	662,152
5% 7/1/41 (d)	3,080,000	3,205,354
Series 2018 C:
5% 7/1/29 (d)	245,000	266,040
5% 7/1/30 (d)	260,000	281,010
5% 7/1/31 (d)	1,070,000	1,147,324
5% 7/1/32 (d)	1,315,000	1,402,798
Series 2018 D:
5% 7/1/29	105,000	117,255
5% 7/1/30	140,000	155,369
5% 7/1/31	125,000	138,112
5% 7/1/32	110,000	120,789
5% 7/1/39	535,000	570,115
Series 2021 A:
4% 7/1/37 (d)	420,000	404,098
4% 7/1/38 (d)	480,000	456,585
4% 7/1/41 (d)	480,000	452,365
4% 7/1/46 (d)	1,675,000	1,555,374
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	50,000	42,181
4% 10/1/51	170,000	139,515
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	50,000	54,187
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	1,275,000	1,398,723
5% 3/1/31	645,000	703,325
5% 3/1/32	240,000	260,873
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	450,000	468,830
Series 2014 D, 5% 11/15/44	725,000	754,885
Series 2016 B, 5% 11/15/33	420,000	453,496
Series 2017 B, 5% 11/15/35	65,000	70,977
Series 2020 C:
4% 11/15/43	2,470,000	2,310,908
4% 11/15/49	2,470,000	2,260,187
5% 11/15/28	155,000	176,877
5% 11/15/45	2,470,000	2,690,014
Series 2021 A:
5% 11/15/26	25,000	27,438
5% 11/15/28	100,000	113,868
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	55,000	58,555
5% 10/15/30	230,000	242,415
5% 10/15/32	120,000	125,141
5% 10/15/33	60,000	62,407
5% 10/15/34	95,000	98,426
5% 10/15/35	95,000	98,130
5% 10/15/36	80,000	82,542
5% 10/15/37	140,000	144,271
5% 10/15/38	195,000	200,649
5% 10/15/44	565,000	577,264
Irving Hotel Occupancy Tax Rev. Series 2019:
5% 8/15/35	30,000	31,852
5% 8/15/37	45,000	47,431
5% 8/15/38	50,000	52,415
5% 8/15/43	90,000	93,162
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2012, 5% 11/1/28 (d)	965,000	967,863
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	120,000	126,826
5% 11/1/27 (d)	260,000	274,735
5% 11/1/28 (d)	405,000	427,076
5% 11/1/29 (d)	245,000	257,878
5% 11/1/32 (d)	450,000	470,456
Series 2017:
5% 11/1/22 (d)	90,000	90,327
5% 11/1/24 (d)	120,000	124,915
5% 11/1/25 (d)	120,000	126,822
5% 11/1/26 (d)	120,000	128,656
5% 11/1/27 (d)	120,000	128,333
5% 11/1/28 (d)	210,000	224,330
5% 11/1/29 (d)	150,000	159,795
5% 11/1/30 (d)	120,000	127,467
5% 11/1/31 (d)	270,000	285,881
5% 11/1/32 (d)	315,000	331,785
5% 11/1/33 (d)	290,000	305,054
5% 11/1/34 (d)	120,000	125,938
5% 11/1/35 (d)	240,000	251,531
5% 11/1/36 (d)	530,000	554,774
Series 2021:
4% 11/1/36 (Assured Guaranty Muni. Corp. Insured) (d)	1,000,000	970,962
4% 11/1/39 (Assured Guaranty Muni. Corp. Insured) (d)	1,190,000	1,134,975
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	250,000	272,455
5% 5/15/35	120,000	129,771
5% 5/15/43	95,000	100,404
5% 5/15/48	110,000	115,594
Series 2020:
5% 5/15/25	705,000	749,544
5% 5/15/26	890,000	964,149
5% 5/15/27	1,060,000	1,168,286
5% 5/15/28	145,000	161,863
Series 2015 B:
5% 5/15/30	250,000	264,027
5% 5/15/31	400,000	421,539
Series 2015 D:
5% 5/15/27	85,000	90,510
5% 5/15/28	270,000	286,507
5% 5/15/29	120,000	127,120
5% 5/15/30	605,000	638,945
Series 2021, 5% 5/15/51	400,000	427,283
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
4% 4/15/34	365,000	372,247
5% 4/15/32	320,000	363,045
5% 4/15/33	375,000	421,009
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
(AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	845,000	846,261
(Central Pwr. and Lt. Co. Proj.) Series 2001 A, 2.6% 11/1/29	1,205,000	1,091,826
Bonds (Central Pwr. and Lt. Co. Proj.) Series 1996, 0.9%, tender 9/1/23 (b)(d)	560,000	547,510
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	35,000	34,339
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (d)(f)	3,080,000	3,122,753
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 2.25%, tender 11/1/22 (b)(d)	1,450,000	1,446,776
(Waste Mgmt., Inc. Proj.) Series 2020 B, 2.1%, tender 9/1/22 (b)(d)	1,550,000	1,550,000
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	105,000	108,734
5% 9/15/33	105,000	108,472
5% 9/15/34	110,000	113,430
5% 9/15/35	280,000	288,347
5% 9/15/36	415,000	426,868
5% 9/15/37	410,000	421,150
5% 9/15/38	305,000	312,830
5% 9/15/43	905,000	923,418
5% 9/15/48	1,595,000	1,623,128
New Braunfels Util. Rev. Series 2022, 5% 7/1/53	1,000,000	1,083,682
New Hope Cultural Ed. Facilities:
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46	30,000	22,200
(Sanctuary LTC Proj.) Series 2021 A1, 5.5% 1/1/57	2,700,000	2,307,799
Series 2019 A1, 5% 12/1/39	255,000	240,619
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev.:
(CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1:
5% 7/1/48 (Assured Guaranty Municipal Corp. Insured)	340,000	352,321
5% 7/1/58 (Assured Guaranty Municipal Corp. Insured)	800,000	826,147
Series 2018 A1, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	100,000	104,833
New Hope Cultural Ed. Facilities Fin. (Texas A&M Univ. Cain Hall Redev. Proj.) Series 2016 A1, 5% 4/1/46	1,325,000	1,384,399
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/24 (Escrowed to Maturity)	125,000	129,698
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	145,000	153,693
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	410,000	434,580
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	1,645,000	1,743,621
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.):
Series 2014 A:
5% 4/1/29	820,000	823,673
5% 4/1/46	2,200,000	2,083,327
Series 2017 A, 5% 4/1/46	775,000	791,253
(CHF Collegiate Hsg. Island Campus, LLC Texas A&M Univ. Corpus Christi Island Campus Proj.) Series 2017 A:
5% 4/1/37 (Pre-Refunded to 4/1/27 @ 100)	240,000	264,590
5% 4/1/42 (Pre-Refunded to 4/1/27 @ 100)	280,000	308,688
(CHF-Collegiate Hsg. Island Campus, L.L.C. - Texas A&M Univ. - Corpus Christi Island Campus Proj.) Series 2017 A, 5% 4/1/29 (Pre-Refunded to 4/1/27 @ 100)	50,000	55,123
(Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	90,000	100,128
5% 8/15/28	85,000	93,998
5% 8/15/29	245,000	270,093
5% 8/15/47	345,000	359,056
Series 2020 A, 5% 7/1/57	1,405,000	1,264,505
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Crestview Proj.) Series 2016:
5% 11/15/36 (Pre-Refunded to 11/15/24 @ 102)	80,000	85,632
5% 11/15/46 (Pre-Refunded to 11/15/24 @ 102)	595,000	636,887
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	70,000	65,660
5.5% 11/15/46	140,000	126,812
5.5% 11/15/52	140,000	124,423
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	140,000	136,407
5% 10/1/32	65,000	62,947
5% 10/1/33	220,000	212,013
5% 10/1/34	140,000	134,232
5% 10/1/35	295,000	281,357
5% 10/1/39	210,000	194,941
5.25% 10/1/49	1,365,000	1,261,262
Series 2018 A, 5.5% 7/1/54	1,160,000	980,278
Series 2021 B, 2% 11/15/61 (i)	1,291,729	674,686
New Hope Cultural Edl. Facilities Fin. Corp.:
Series 2020 A:
5% 8/15/40 (f)	250,000	248,821
5% 8/15/50 (f)	250,000	238,421
Series 2021:
4% 8/15/41 (f)	250,000	218,213
4% 8/15/56 (f)	250,000	197,742
Newark Higher Ed. Fin. Corp.:
(Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	90,000	95,777
5% 4/1/28	100,000	106,271
5% 4/1/29	115,000	121,990
5% 4/1/30	415,000	439,231
Series 2021 A:
4% 8/15/31	310,000	296,690
4% 8/15/41	405,000	347,732
Series 2022, 4% 6/15/52	370,000	338,349
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	20,000	19,711
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	250,000	253,622
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2021 A:
5% 9/1/27	500,000	560,223
5% 9/1/28	500,000	569,695
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	80,000	85,742
5% 1/1/31	120,000	128,300
5% 1/1/33	145,000	157,046
5% 1/1/34	240,000	258,591
5% 1/1/34	365,000	421,199
5% 1/1/35	345,000	370,468
5% 1/1/36	795,000	851,505
5% 1/1/37	2,710,000	2,892,269
5% 1/1/38	395,000	397,576
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	110,000	111,030
5% 1/1/30	70,000	74,909
5% 1/1/31	90,000	95,929
5% 1/1/33	85,000	91,703
Series 2014:
5% 1/1/23 (Escrowed to Maturity)	20,000	20,178
5% 1/1/24	10,000	10,339
Series 2015 A:
5% 1/1/32	490,000	513,225
5% 1/1/35	250,000	260,524
5% 1/1/38	925,000	960,976
Series 2015 B:
5% 1/1/40	2,945,000	2,963,618
5% 1/1/45	2,650,000	2,739,370
Series 2016 A:
4% 1/1/39	1,205,000	1,205,657
5% 1/1/30	50,000	53,589
5% 1/1/32	170,000	181,803
5% 1/1/36	150,000	158,814
5% 1/1/39	855,000	900,014
Series 2017 A:
5% 1/1/39	4,225,000	4,525,071
5% 1/1/43	1,085,000	1,153,833
Series 2018:
0% 1/1/29 (Assured Guaranty Corp. Insured)	845,000	687,536
4% 1/1/37	1,500,000	1,490,383
4% 1/1/38	3,205,000	3,170,449
5% 1/1/35	30,000	32,395
Series 2019 A, 5% 1/1/38	320,000	346,243
Series 2019 B, 5% 1/1/25	40,000	42,137
Series 2020 A, 3% 1/1/38	2,000,000	1,728,907
Series 2021 B:
3% 1/1/46	500,000	394,242
4% 1/1/33	130,000	134,598
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	150,000	147,005
Peaster Tex Independent School District Series 2021, 3% 8/15/51	710,000	545,374
Port Arthur Series 2021:
4% 2/15/33	145,000	148,332
4% 2/15/35	130,000	130,171
4% 2/15/37	170,000	165,167
4% 2/15/38	85,000	81,977
4% 2/15/39	60,000	57,270
4% 2/15/40	70,000	65,673
4% 2/15/41	70,000	65,104
5% 2/15/29	80,000	89,411
5% 2/15/30	75,000	84,634
5% 2/15/31	80,000	89,817
Port Beaumont Indl. Dev. Auth. Facility Rev. (Jefferson Gulf Coast Energy Proj.) Series 2021 B, 4.1% 1/1/28 (f)	4,000,000	3,200,996
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.) Series 2020 B, 6% 1/1/25 (f)	2,010,000	1,838,720
Port Beaumont Navigation District Dock Facility Rev. (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (f)	970,000	821,083
4% 1/1/50 (f)	1,080,000	852,246
Series 2021 A:
2.75% 1/1/36 (d)(f)	100,000	74,254
3% 1/1/50 (d)(f)	1,335,000	865,858
Port of Port Arthur Navigation District Series 2017, 4% 3/1/47 (d)	250,000	237,642
Red River Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2017, 5.5% 10/1/46	1,185,000	1,215,762
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	245,000	258,996
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/28 (d)	135,000	146,659
5% 7/1/29 (d)	85,000	93,036
5% 7/1/29 (d)	130,000	142,041
5% 7/1/30 (d)	110,000	120,384
5% 7/1/30 (d)	110,000	120,244
5% 7/1/31 (d)	85,000	92,074
5% 7/1/31 (d)	80,000	86,658
5% 7/1/32 (d)	85,000	91,533
5% 7/1/32 (d)	95,000	102,301
San Antonio Edl. Facilities Corp. Rev. Series 2021 A, 4% 4/1/51	250,000	213,095
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, 2.75%, tender 12/1/22 (b)	90,000	90,061
Series 2020, 1.75%, tender 12/1/25 (b)	690,000	664,546
Series 2012, 5.25% 2/1/24	305,000	316,965
Series 2015, 5% 2/1/31	1,280,000	1,373,364
Series 2016, 4% 2/1/28	685,000	718,172
Series 2017:
5% 2/1/32	70,000	76,866
5% 2/1/34	85,000	92,467
Series 2022, 5% 2/1/29	750,000	849,564
San Antonio Independent School District Series 2016, 5% 8/15/31	635,000	689,021
San Antonio Wtr. Sys. Rev.:
Bonds Series 2019 A, 2.625%, tender 5/1/24 (b)	665,000	665,998
Series 2020 A, 5% 5/15/50	1,505,000	1,628,367
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.):
Series 2013 A, 4% 10/1/42	750,000	717,662
Series 2016 A, 5% 10/1/40	195,000	206,206
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	55,000	61,129
5% 10/1/30	85,000	94,193
5% 10/1/31	80,000	88,105
5% 10/1/32	40,000	43,916
5% 10/1/39	150,000	161,937
5% 10/1/40	120,000	129,346
5% 10/1/41	85,000	91,481
Tarrant County Series 2022, 5% 7/15/35	110,000	125,712
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	485,000	497,173
Series 2015, 5% 9/1/30	280,000	288,201
Series 2020, 5% 12/1/24	35,000	36,908
Series 2022:
4% 10/1/41	480,000	465,354
4% 10/1/42	80,000	77,395
4% 10/1/47	325,000	305,710
4% 10/1/52	950,000	881,964
5% 10/1/36	35,000	38,726
5% 10/1/40	130,000	141,653
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015:
5% 11/15/30	245,000	251,527
5% 11/15/35	295,000	300,244
5% 11/15/40	320,000	324,024
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/26	250,000	267,169
5% 11/15/27	210,000	224,011
5% 11/15/28	170,000	181,132
5% 11/15/29	235,000	249,689
5% 11/15/30	360,000	380,948
5% 11/15/37	675,000	700,342
Series 2016 B, 5% 11/15/46	1,900,000	1,944,588
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	965,000	995,870
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	260,000	270,639
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% 11/15/45 (j)	2,300,000	920,000
Series 2017, 5.25% 11/15/47	285,000	114,000
Series 2020, 5.75% 12/1/54	3,043,304	2,401,924
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Trinity Terrace Proj.) Series 2014 A1, 5% 10/1/44	165,000	166,366
Series 2016 A:
4% 2/15/35	605,000	620,424
5% 2/15/25	120,000	127,118
5% 2/15/41	1,320,000	1,390,260
5% 2/15/47	4,055,000	4,237,619
Series 2018 B, 5% 7/1/43	80,000	84,305
Series 2022 A, 4% 7/1/53	2,455,000	2,231,038
Temple Reinvestment Zone # One Tax Increment Rev. Series 2021 A:
4% 8/1/31	45,000	47,627
4% 8/1/33	40,000	41,653
4% 8/1/34	50,000	51,791
4% 8/1/37	40,000	41,063
4% 8/1/38	35,000	35,579
4% 8/1/41	40,000	40,249
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2022 A, 3.5% 7/1/52	1,600,000	1,585,140
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	925,000	936,186
Series 2021 A, 3% 3/1/52	2,945,000	2,860,104
Series 2022 A, 5.5% 9/1/52	1,280,000	1,394,337
Series A, 3.5% 3/1/51	895,000	889,662
Texas Gen. Oblig.:
Series 2015 A, 3.3% 10/1/29	1,125,000	1,141,771
Series 2017 A, 5% 10/1/33	410,000	451,040
Series 2022 B, 5% 8/1/39	1,240,000	1,309,520
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	7,895,000	8,387,493
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/26	1,000,000	1,049,876
5% 12/15/27	500,000	529,199
5% 12/15/30	390,000	416,258
5% 12/15/31	1,425,000	1,519,971
5% 12/15/32	735,000	783,125
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 1.897% 9/15/27 (b)	5,350,000	5,171,115
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	178,103
Texas Private Activity Bond Surface Trans. Corp.:
(Blueridge Trans. Group, LLC SH 288 Toll Lanes Proj.) Series 2016:
5% 12/31/45 (d)	1,030,000	1,041,612
5% 12/31/50 (d)	5,145,000	5,194,367
5% 12/31/55 (d)	1,425,000	1,437,806
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/35	270,000	262,577
4% 6/30/36	555,000	537,026
4% 12/31/36	115,000	110,953
4% 6/30/37	410,000	393,611
4% 12/31/37	225,000	215,548
4% 6/30/38	135,000	126,948
4% 12/31/38	125,000	117,246
4% 6/30/39	1,270,000	1,203,350
4% 12/31/39	110,000	103,731
4% 6/30/40	1,060,000	1,001,559
(LBJ Infrastucutre Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/35	880,000	853,637
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 4% 12/31/39	750,000	696,122
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (d)	15,695,000	15,847,386
Series 2013:
6.75% 6/30/43 (d)	2,965,000	3,047,451
7% 12/31/38 (d)	750,000	773,789
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
4% 2/1/38	1,205,000	1,189,722
5% 2/1/25	75,000	79,544
Texas Pub. Fin. Auth. Rev. Series 2016, 5% 5/1/28	210,000	223,351
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/31	505,000	552,976
5% 3/15/32	1,065,000	1,162,491
Series 2019 A:
4% 3/15/34	125,000	129,773
4% 3/15/35	110,000	113,497
5% 3/15/25	95,000	100,964
5% 3/15/26	120,000	130,296
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002, 0% 8/15/28	5,000,000	4,131,290
Texas Trans. Commission:
Series 2019 A:
0% 8/1/37	95,000	45,758
0% 8/1/38	70,000	31,596
0% 8/1/39	80,000	34,099
0% 8/1/40	80,000	32,169
0% 8/1/41	250,000	94,777
0% 8/1/43	175,000	58,753
5% 8/1/57	4,350,000	4,418,187
Series 2021 A, 0% 8/1/42	215,000	76,718
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2015 C:
5% 8/15/34	750,000	773,103
5% 8/15/37	3,280,000	3,371,490
5% 8/15/42	3,915,000	4,000,150
Series 2020 A, 5% 8/15/39	2,105,000	2,285,087
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	7,715,000	7,090,904
Texas Wtr. Dev. Board Rev.:
Series 2015 A, 5% 10/15/45	500,000	532,346
Series 2018 A, 5% 10/15/43	1,480,000	1,599,560
Series 2018 B, 5% 4/15/49	170,000	183,032
Series 2020, 5% 8/1/30	705,000	819,663
Series 2022, 5% 8/1/41	1,000,000	1,122,527
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	175,000	187,698
5% 2/15/33	680,000	722,423
5% 2/15/34	605,000	641,114
5% 2/15/36	365,000	385,319
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	255,000	276,487
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/28	1,065,000	1,163,543
Series 2019 B, 5% 8/15/49	2,510,000	2,948,085
Series 2020 C:
5% 8/15/28	2,825,000	3,223,096
5% 8/15/31	2,120,000	2,508,360
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	300,000	325,917
Van Alstyne Independent School District Series 2022, 5% 2/15/47	900,000	999,617
Weatherford Independent School District Series 2002, 0% 2/15/33	850,000	598,682
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 4% 12/15/49	905,000	845,263
White Settlement Independent School District Series 2022, 4% 8/15/52	540,000	520,157
Woodloch Health Facilities Dev. Corp. (Inspired Living at Lewisville Proj.):
Series 2016 A1, 6.75% 12/1/51 (f)	615,000	370,538
Series 2016 B, 10% 12/1/51	205,000	10,250
TOTAL TEXAS		403,071,539
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A:
4% 7/1/36	2,295,000	2,349,353
5% 7/1/32	1,500,000	1,746,989
5% 7/1/33	1,000,000	1,158,312
5% 7/1/45	1,750,000	1,915,989
Mida Golf & Equestrian Ctr. Pub. Infrastructure District Series 2021, 4.5% 6/1/51 (f)	300,000	238,057
Mida Mountain Village Pub. Infrastructure Series 2020 A, 5% 8/1/50 (f)	250,000	236,466
Military Installation Dev. Auth. Utah Tax Allocation Rev.:
Series 2021 A1, 4% 6/1/52	900,000	693,600
Series 2021 A2, 4% 6/1/52	1,805,000	1,367,689
Park City School District (Utah School Bond Guaranty Prog.) Series 2022, 5% 2/1/33	325,000	381,215
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (d)	210,000	217,689
5% 7/1/25 (d)	245,000	257,544
5% 7/1/27 (d)	515,000	553,435
5% 7/1/29 (d)	450,000	482,951
5% 7/1/30 (d)	335,000	358,109
5% 7/1/31 (d)	640,000	680,149
5% 7/1/33 (d)	485,000	511,097
5% 7/1/35 (d)	485,000	506,514
5% 7/1/36 (d)	1,810,000	1,887,649
5% 7/1/37 (d)	2,500,000	2,596,598
5% 7/1/42 (d)	7,000,000	7,204,411
5% 7/1/47 (d)	6,595,000	6,752,830
Series 2017 B:
5% 7/1/34	90,000	96,618
5% 7/1/35	85,000	91,085
5% 7/1/36	85,000	90,957
5% 7/1/37	55,000	58,739
5% 7/1/42	815,000	858,031
5% 7/1/47	720,000	750,576
Series 2018 A:
5% 7/1/33 (d)	1,170,000	1,243,381
5% 7/1/36 (d)	945,000	993,014
5% 7/1/43 (d)	2,250,000	2,323,598
5.25% 7/1/48 (d)	860,000	894,812
Series 2018 B:
5% 7/1/43	170,000	178,867
5% 7/1/48	235,000	246,070
Series 2021 A:
4% 7/1/41 (d)	1,585,000	1,493,748
4% 7/1/51 (d)	6,725,000	6,130,990
5% 7/1/34 (d)	1,000,000	1,082,392
5% 7/1/35 (d)	1,070,000	1,150,513
5% 7/1/46 (d)	1,000,000	1,041,160
5% 7/1/51 (d)	1,175,000	1,217,964
Series 2021 B:
5% 7/1/46	470,000	502,456
5% 7/1/51	1,880,000	2,002,339
Salt Lake City Pub. Utils. Rev. Series 2022, 5% 2/1/52	1,500,000	1,665,969
UIPA Crossroad Pub. Infrastructure District Series 2021:
4.125% 6/1/41 (f)	1,000,000	894,067
4.375% 6/1/52 (f)	1,520,000	1,320,783
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	385,000	385,000
Utah Charter School Fin. Auth.:
(Spectrum Academy Proj.) Series 2020:
4% 4/15/45	375,000	346,244
4% 4/15/50	250,000	223,969
(Syracuse Arts Academy Proj.) Series 2017:
5% 4/15/42	1,165,000	1,216,927
5% 4/15/47	905,000	940,979
(Utah Charter Academies Proj.) Series 2018:
5% 10/15/43	275,000	294,810
5% 10/15/48	290,000	309,207
Series 2017, 5% 4/15/37	210,000	220,742
Series 2019 A:
5% 4/15/39	60,000	64,592
5% 4/15/44	55,000	58,642
5% 4/15/49	390,000	414,037
Series 2020 A, 4% 10/15/54	250,000	219,598
Utah County Hosp. Rev.:
Series 2014 A, 5% 5/15/45	500,000	511,861
Series 2016 B, 5% 5/15/46	1,000,000	1,041,000
Series 2020 A:
5% 5/15/43	1,065,000	1,140,229
5% 5/15/50	705,000	748,736
Utah Gen. Oblig. Series 2020:
3% 7/1/33	250,000	243,880
5% 7/1/26	65,000	71,262
Utah Hsg. Corp.:
Series 2019 G, 4.5% 7/21/49	186,249	187,022
Series 2019 H, 4.5% 8/21/49	108,681	109,132
Series 2019 I, 4% 9/21/49	179,615	179,969
Series 2020 B, 3.5% 2/21/50	278,062	272,883
Series 2021 E, 2% 4/21/51	791,453	660,677
Series 2021 I, 2.5% 8/21/51	780,605	746,556
Series 2021 J, 2.5% 9/21/51	3,017,285	2,885,676
Utah Infrastructure Agcy.:
Series 2017 A:
5% 10/15/34	250,000	253,664
5% 10/15/40	250,000	251,209
Series 2018 A, 5.375% 10/15/40	250,000	255,409
Series 2019:
4% 10/15/24	365,000	364,342
4% 10/15/30	490,000	471,202
4% 10/15/34	240,000	219,526
4% 10/15/39	420,000	364,782
5% 10/15/26	270,000	278,731
Series 2021, 3% 10/15/45	490,000	322,648
Series 2022, 5% 10/15/46	410,000	401,491
Weber Basin Wtr. Conservancy District Series 2019 A, 5% 10/1/44	750,000	822,150
TOTAL UTAH		75,923,559
Vermont - 0.1%
Univ. of Vermont and State Agricultural College:
Series 2015:
4% 10/1/40	1,500,000	1,458,892
4.125% 10/1/45	1,000,000	963,085
Series 2019 A, 5% 10/1/49	600,000	646,914
Vermont Econ. Dev. Auth. Soli Bonds Series 2013, 4.625%, tender 4/3/28 (b)(d)(f)	220,000	216,539
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	695,000	709,878
5% 10/15/46	845,000	859,068
(Middlebury College Proj.) Series 2020, 5% 11/1/49	1,500,000	1,603,867
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	993,000	958,921
Series A, 3.75% 11/1/50	104,000	104,300
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2018 A:
3.625% 6/15/29 (d)	55,000	54,573
3.75% 6/15/30 (d)	60,000	59,561
4% 6/15/33 (d)	55,000	54,691
4% 6/15/34 (d)	60,000	59,663
Series 2018 B, 4.375% 6/15/46 (d)	160,000	136,249
Series 2019 A:
3% 6/15/35 (d)	1,495,000	1,335,961
5% 6/15/27 (d)	705,000	754,921
5% 6/15/29 (d)	1,200,000	1,270,472
Series 2019 B, 4% 6/15/47 (d)	265,000	214,849
Series 2019, 3.375% 6/15/36 (d)	820,000	790,914
Series 2020 A, 5% 6/15/28 (d)	705,000	745,383
Series 2021 A:
2.375% 6/15/39 (d)	245,000	215,494
5% 6/15/29 (d)	105,000	111,166
5% 6/15/31 (d)	120,000	126,808
Series 2022 A, 4.375% 6/15/40 (d)	440,000	437,507
TOTAL VERMONT		13,889,676
Virgin Islands - 0.2%
Matching Fund Spl. Purp. Securitization Corp. Series 2022 A:
5% 10/1/25	75,000	77,914
5% 10/1/26	365,000	380,643
5% 10/1/30	2,200,000	2,311,160
5% 10/1/32	2,200,000	2,314,888
5% 10/1/39	10,305,000	10,672,841
Virgin Islands Pub. Fin. Auth.:
Series 2012 A, 5% 10/1/32	400,000	386,392
Series 2014 C:
5% 10/1/30 (f)	400,000	390,203
5% 10/1/39 (f)	300,000	281,322
5% 10/1/39	800,000	822,140
TOTAL VIRGIN ISLANDS		17,637,503
Virginia - 1.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.45%, tender 4/1/27 (b)(d)	180,000	162,368
Arlington County Series 2021:
5% 6/15/26	1,980,000	2,168,657
5% 6/15/28	3,220,000	3,668,918
Arlington County IDA Hosp. Facilities Series 2020:
3.75% 7/1/50	950,000	833,831
4% 7/1/38	205,000	200,944
5% 7/1/27	240,000	260,478
5% 7/1/36	480,000	513,206
Arlington County Indl. Rev. (County Projs.) Series 2017, 5% 2/15/43	400,000	432,207
Charles City County Solid Wt Rev. Bonds Series 2002, 1.45%, tender 4/1/27 (b)(d)	85,000	76,674
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,322,961
5% 7/1/46	4,380,000	4,525,899
5% 7/1/51	2,985,000	3,075,659
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	65,000	74,522
5% 8/1/35	75,000	85,760
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 0% 7/15/40 (e)	1,055,000	1,054,841
Embrey Mill Cmnty. Dev. Auth. Series 2013, 7.25% 3/1/43 (Pre-Refunded to 3/1/23 @ 100)	445,000	455,456
Fairfax County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A:
5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	230,000	237,176
5% 12/1/42 (Pre-Refunded to 12/1/23 @ 100)	395,000	407,324
5% 12/1/47 (Pre-Refunded to 12/1/23 @ 100)	280,000	288,736
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.):
Series 2014 A, 5% 5/15/44	1,475,000	1,511,774
Series 2016 A, 5% 5/15/31	590,000	632,918
Series 2018 A, 4% 5/15/48	1,665,000	1,596,985
Fairfax County Redev. & Hsg. Auth. Rev. Series 2019:
5% 10/1/35	830,000	907,505
5% 10/1/37	850,000	925,508
Fairfax County Swr. Rev. Series 2021 A, 4% 7/15/38	1,430,000	1,482,783
Farmville Indl. Edl. Facilities Rev. (Longwood Univ. Student Hsg. Projs.):
Series 2018 A:
5% 1/1/48	250,000	250,925
5% 1/1/55	700,000	699,952
Series 2020 A, 5% 1/1/59	250,000	247,912
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	570,000	590,919
5% 6/15/26	110,000	114,019
5% 6/15/30	150,000	154,898
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	1,370,000	1,448,886
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	5,965,000	6,842,390
Series 2020 A, 5% 7/1/60	1,030,000	1,118,565
Series 2021 A, 5% 7/1/26	1,000,000	1,088,677
Series 2022 A, 4% 7/1/52	1,000,000	942,745
Henrico County Econ. Dev. Auth. Residential Care Facility Rev. Series 2022 A:
5% 10/1/47	575,000	607,016
5% 10/1/52	605,000	631,111
Indl. Dev. Auth. Botetourt County Residential Care Facility Rev. Series 2014 A, 6% 7/1/34	1,030,000	1,069,087
James City County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A, 6% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	1,052,155	1,078,252
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(d)	310,000	308,993
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	885,000	828,107
Lynchburg Econ. Dev. Series 2021, 4% 1/1/55	1,610,000	1,437,456
Lynchburg Econ. Dev. Auth. (Randolph College Projs.) Series 2018, 5% 9/1/48	250,000	255,152
Norfolk Series 2019, 5% 8/1/27	140,000	156,739
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	145,000	163,253
Norfolk Econ. Dev. Health Care Facilities Series 2012 B, 5% 11/1/43	120,000	120,437
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	565,000	546,282
5% 1/1/46	725,000	659,902
5.375% 1/1/35	880,000	880,978
5.375% 1/1/46	600,000	578,706
Series 2019 A, 5% 1/1/49	455,000	409,524
Peninsula Ccda Spl. Oblig. Series 2018, 4.5% 9/1/45 (f)	205,000	180,176
Richmond Pub. Util. Rev. Series 2013 A, 5% 1/15/38 (Pre-Refunded to 1/15/23 @ 100)	60,000	60,603
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
4% 9/1/48	250,000	223,797
5% 9/1/27	30,000	32,109
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	20,000	18,992
4% 4/1/39	15,000	14,154
4% 4/1/40	20,000	18,745
4% 4/1/45	50,000	45,298
5% 4/1/24	20,000	20,545
5% 4/1/26	20,000	21,048
5% 4/1/27	20,000	21,301
5% 4/1/28	30,000	32,256
5% 4/1/29	35,000	37,934
5% 4/1/49	65,000	67,223
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	100,000	98,329
Series 2016:
4% 6/15/37	110,000	106,310
5% 6/15/27	185,000	198,183
5% 6/15/28	55,000	58,797
5% 6/15/30	80,000	85,082
5% 6/15/33	210,000	221,245
5% 6/15/34	700,000	735,241
5% 6/15/35	550,000	576,229
5% 6/15/36	665,000	695,924
Tobacco Settlement Fing. Corp.:
Series 2007 A1, 6.706% 6/1/46	775,000	730,463
Series 2007 C1, 0% 6/1/47	3,795,000	935,370
Toll Road Investors Partnership II, LP:
0% 2/15/25 (f)	1,704,000	1,467,305
0% 2/15/26 (f)	1,295,000	1,043,960
0% 2/15/27 (f)	181,000	136,077
0% 2/15/28 (f)	528,000	372,177
0% 2/15/33 (f)	790,000	419,416
0% 2/15/43 (f)	5,412,904	1,410,035
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/47	2,710,000	2,888,548
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	4,345,000	4,514,804
4% 2/1/35	6,250,000	6,400,433
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/23 (f)	195,000	197,253
5% 7/1/24 (f)	210,000	214,256
5% 7/1/25 (f)	215,000	220,862
5% 7/1/30 (f)	665,000	677,775
5% 7/1/35 (f)	200,000	202,512
5% 7/1/45 (f)	440,000	442,101
Series 2015 B:
5% 7/1/45 (f)	845,000	849,035
5.25% 7/1/30 (f)	380,000	389,807
5.25% 7/1/35 (f)	405,000	412,747
(Regent Univ. Proj.) Series 2021:
5% 6/1/27	80,000	85,010
5% 6/1/28	85,000	90,842
5% 6/1/29	85,000	91,332
Series 2001, 5.75% 1/1/34	65,000	80,661
Series 2015 A, 5% 1/1/35 (Pre-Refunded to 1/1/25 @ 100)	120,000	126,943
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	130,000	143,843
5% 5/15/33	110,000	121,467
Series 2022, 4% 5/15/36	1,310,000	1,370,150
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 4% 7/1/40	2,805,000	2,731,224
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	125,000	139,416
Virginia Port Auth. Port Facilities Rev. Series 2016 B:
5% 7/1/41 (d)	1,530,000	1,600,660
5% 7/1/45 (d)	2,345,000	2,442,722
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	1,625,000	1,691,140
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/40 (d)	375,000	344,061
4% 1/1/41 (d)	215,000	195,780
4% 1/1/48 (d)	8,335,000	7,249,744
5% 7/1/33 (d)	820,000	876,700
5% 7/1/34 (d)	270,000	286,560
5% 7/1/35 (d)	305,000	322,686
5% 1/1/36 (d)	85,000	89,749
5% 7/1/37 (d)	440,000	462,453
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022:
4% 1/1/32 (d)	225,000	224,976
4% 7/1/32 (d)	640,000	638,176
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)	2,635,000	2,559,466
4% 7/1/35 (d)	1,740,000	1,685,465
4% 1/1/36 (d)	470,000	453,604
4% 1/1/37 (d)	4,355,000	4,167,205
4% 1/1/38 (d)	2,935,000	2,788,709
4% 1/1/39 (d)	845,000	794,055
4% 1/1/40 (d)	6,230,000	5,814,223
(I-495 Hot Lanes Proj.) Series 2022:
5% 12/31/42 (d)	1,000,000	1,045,742
5% 12/31/47 (d)	6,260,000	6,472,717
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/47 (d)	360,000	366,928
5% 12/31/49 (d)	1,845,000	1,878,107
5% 12/31/52 (d)	3,560,000	3,619,240
5% 12/31/56 (d)	14,950,000	15,179,314
Series 2014, 5.25% 10/1/29	130,000	136,991
Series 2020 A:
4% 1/1/45	400,000	364,681
5% 1/1/33	400,000	431,695
5% 1/1/35	655,000	702,067
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020 A, 4% 12/1/49	2,960,000	2,812,361
West Point Indl. Dev. Auth. Series 1994 A, 6.375% 3/1/19 (d)	115,000	12
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	305,000	323,400
5% 1/1/34	185,000	194,806
5% 1/1/35	185,000	194,467
5% 1/1/44	260,000	269,692
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	580,000	563,072
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	20,000	19,863
TOTAL VIRGINIA		151,872,607
Washington - 1.4%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	375,000	382,693
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/41	2,775,000	2,968,456
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	71,178
Energy Northwest Elec. Rev.:
Series 2020 A:
5% 7/1/33	1,105,000	1,252,401
5% 7/1/34	530,000	596,065
5% 7/1/36	705,000	786,414
5% 7/1/37	700,000	779,013
Series 2021 A:
4% 7/1/42	2,805,000	2,732,602
5% 7/1/41	5,015,000	5,540,044
Series 2022 A:
5% 7/1/33	2,000,000	2,325,341
5% 7/1/35	2,475,000	2,830,085
Everett Hsg. Auth. Rev. (Huntington Park Apts. Proj.) Series 2022, 4% 7/1/37 (g)	2,700,000	2,506,610
Grays Hbr. County Gen. Oblig. Series 2018:
5% 12/15/33	400,000	419,477
5% 12/15/38	510,000	528,835
5% 12/15/48	985,000	1,006,618
Indl. Dev. Corp. of the Port of Seattle Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2012, 5% 4/1/30 (d)	420,000	422,493
King County Hsg. Auth. Rev.:
Series 2019, 3% 11/1/22	75,000	75,067
Series 2021:
4% 6/1/26	400,000	415,453
4% 6/1/28	255,000	267,646
4% 12/1/29	45,000	47,479
Pend Oreille Pub. Util. District Series 2018, 5% 1/1/48	250,000	253,805
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	225,000	236,537
Series 2016 B:
5% 10/1/28 (d)	425,000	454,060
5% 10/1/30 (d)	245,000	261,066
Series 2016:
5% 2/1/25	70,000	74,088
5% 2/1/28	110,000	118,417
Series 2018 A, 5% 5/1/43 (d)	2,050,000	2,144,980
Series 2019 A, 4% 4/1/44 (d)	1,380,000	1,281,405
Series 2019:
5% 4/1/33 (d)	905,000	974,730
5% 4/1/34 (d)	965,000	1,035,820
5% 4/1/35 (d)	5,300,000	5,606,683
5% 4/1/37 (d)	2,135,000	2,244,944
5% 4/1/44 (d)	2,025,000	2,110,585
Series 2021 C:
5% 8/1/24 (d)	2,735,000	2,841,484
5% 8/1/25 (d)	1,795,000	1,899,756
5% 8/1/26 (d)	2,390,000	2,573,927
5% 8/1/27 (d)	950,000	1,034,139
5% 8/1/28 (d)	2,650,000	2,908,088
5% 8/1/46 (d)	500,000	521,125
Series 2022 B:
4% 8/1/47	320,000	295,597
5% 8/1/40	2,000,000	2,148,589
5% 8/1/41	1,000,000	1,071,459
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,760,000	1,652,020
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	680,000	692,737
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	500,000	509,366
Series 2017, 5% 12/1/38	75,000	78,495
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	55,000	59,181
5% 1/1/38	55,000	59,112
Univ. of Washington Univ. Revs.:
Series 2015 C, 4% 12/1/30	1,185,000	1,229,122
Series 2020 A:
4% 4/1/39	250,000	252,672
5% 4/1/50	210,000	228,282
Washington Convention Ctr. Pub. Facilities:
Series 2018, 4% 7/1/58	385,000	327,134
Series 2021 A, 5% 7/1/58	250,000	261,362
Series 2021 B:
3% 7/1/48	250,000	173,607
3% 7/1/58	600,000	409,663
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	5,615,000	4,073,210
4% 7/1/58	250,000	212,424
Series 2021, 4% 7/1/31	2,800,000	2,708,015
Washington Gen. Oblig.:
Series 2014 E:
5% 2/1/37	2,560,000	2,632,823
5% 2/1/39	1,705,000	1,751,589
Series 2016 C, 5% 2/1/39	165,000	175,129
Series 2017 D:
5% 2/1/33	545,000	591,614
5% 2/1/35	30,000	32,424
Series 2018 C:
5% 8/1/30	810,000	895,761
5% 2/1/41	65,000	70,153
Series 2018 D, 5% 8/1/33	305,000	333,324
Series 2020 A, 5% 8/1/43	765,000	833,558
Series 2020 C, 5% 2/1/39	5,900,000	6,507,446
Series 2020 R, 4% 7/1/29	1,375,000	1,497,897
Series 2021 A:
4% 2/1/37	1,000,000	1,018,167
5% 8/1/43	60,000	65,619
Series 2021 C, 4% 8/1/36	560,000	576,266
Series 2021 E:
5% 6/1/37	330,000	371,276
5% 6/1/43	1,640,000	1,807,337
Series 2021 F:
5% 6/1/36	2,675,000	3,026,568
5% 6/1/39	535,000	597,735
5% 6/1/40	3,535,000	3,928,340
Series 2021 R, 4% 7/1/41	3,470,000	3,445,107
Series 2022 A:
5% 8/1/35	7,700,000	8,745,946
5% 8/1/42	5,000,000	5,532,660
5% 8/1/47	2,000,000	2,208,370
Series 2022 D:
4% 7/1/36	2,050,000	2,115,087
4% 7/1/37	1,425,000	1,449,469
Series R-2017 A:
5% 8/1/27	55,000	60,278
5% 8/1/28	55,000	60,192
5% 8/1/30	300,000	326,099
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	100,000	105,481
5% 7/1/27	185,000	199,922
5% 7/1/28	230,000	250,179
5% 7/1/29	115,000	124,745
5% 7/1/30	105,000	113,512
5% 7/1/31	180,000	193,713
5% 7/1/32	245,000	262,536
5% 7/1/33	345,000	367,877
5% 7/1/34	230,000	244,242
5% 7/1/35	130,000	137,584
5% 7/1/36	125,000	131,905
5% 7/1/42	1,715,000	1,773,008
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/25	625,000	626,076
Series 2018 B:
5% 10/1/30	65,000	71,959
5% 10/1/31	85,000	93,570
5% 10/1/32	60,000	65,741
5% 10/1/33	140,000	152,624
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	15,000	15,662
5% 8/15/26	15,000	15,866
5% 8/15/27	105,000	112,421
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	125,000	132,917
5% 8/15/30	55,000	58,294
Bonds:
Series 2019 B2, 5%, tender 8/1/25 (b)	965,000	1,003,627
Series 2019 B3, 5%, tender 8/1/26 (b)	480,000	505,009
Series 2015:
5% 1/1/25	310,000	327,212
5% 1/1/26 (Pre-Refunded to 7/1/25 @ 100)	110,000	117,357
5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	285,000	304,060
Series 2017 A, 4% 7/1/42	370,000	341,220
Series 2017 B, 4% 8/15/41	405,000	380,968
Series 2017:
4% 8/15/42	1,900,000	1,707,940
5% 8/15/35	400,000	414,983
5% 8/15/36	30,000	31,080
5% 8/15/37	365,000	377,455
Series 2019 A1:
5% 8/1/34	105,000	110,742
5% 8/1/37	55,000	57,619
Series 2019 A2:
5% 8/1/35	160,000	168,357
5% 8/1/39	65,000	67,790
5% 8/1/44	1,125,000	1,163,045
Series 2020:
5% 9/1/38	130,000	137,622
5% 9/1/45	1,240,000	1,292,353
5% 9/1/50	690,000	709,997
5% 9/1/55	3,705,000	3,797,443
Washington Higher Ed. Facilities Auth. Rev.:
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/45	250,000	253,791
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	30,000	31,564
5% 10/1/26	130,000	138,285
5% 10/1/27	260,000	277,454
5% 10/1/28	270,000	288,030
5% 10/1/34	185,000	193,940
5% 10/1/35	330,000	345,474
5% 10/1/36	415,000	433,781
5% 10/1/40	500,000	519,384
Washington Hsg. Fin. Commission:
Series 2018 1N, 4% 12/1/48	460,000	463,881
Series 2021 1, 3.5% 12/20/35	5,938,857	5,413,591
Series 2021 1N, 3% 12/1/49	1,490,000	1,456,163
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Eliseo Proj.) Series 2021 A:
4% 1/1/41 (f)	300,000	254,083
4% 1/1/57 (f)	300,000	231,244
(Judson Park Proj.) Series 2018, 5% 7/1/48 (f)	295,000	266,495
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (f)	455,000	404,485
5% 1/1/51 (f)	1,735,000	1,512,588
(The Hearthstone Proj.) Series 2018 A:
5% 7/1/48 (f)	405,000	325,558
5% 7/1/53 (f)	100,000	78,589
(Transforming Age Projs.) Series 2019 A, 5% 1/1/55 (f)	2,350,000	2,007,202
Series 2015 A, 7% 7/1/45 (f)	1,205,000	1,247,513
Whidbey Island Pub. Hosp. District Series 2013, 5.375% 12/1/39	250,000	219,703
TOTAL WASHINGTON		156,256,401
West Virginia - 0.1%
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (f)	445,000	456,719
5.75% 6/1/43 (f)	445,000	457,586
Series 2021 A, 4.125% 6/1/43 (f)	610,000	562,279
Series 2021 B, 4.875% 6/1/43 (f)	220,000	200,807
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	710,000	632,243
Series 2011 A, 1%, tender 9/1/25 (b)(d)	670,000	609,730
(Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (b)(d)	420,000	423,646
(Wheeling Pwr. Co. - Mitchell Proj.) Series 2013 A, 3%, tender 6/18/27 (b)(d)	975,000	951,575
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
4% 1/1/37	250,000	229,251
4% 6/1/51	1,495,000	1,381,165
4.125% 1/1/47	300,000	257,619
5% 1/1/31	200,000	212,584
5% 1/1/32	160,000	169,129
5% 1/1/33	105,000	110,445
Series 2019 A:
5% 9/1/38	175,000	182,317
5% 9/1/39	50,000	51,955
West Virginia Hsg. Dev. Fund Series 2018 A:
3.45% 11/1/33	135,000	134,701
3.75% 11/1/38	125,000	124,521
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	705,000	752,758
5% 6/1/26	705,000	768,610
5% 6/1/27	705,000	783,961
5% 6/1/28	1,060,000	1,198,463
West Virginia Univ. Revs. Bonds (West Virginia Projs.) Series 2019 B, 5%, tender 10/1/29 (b)	1,700,000	1,879,235
West Virginia Wtr. Dev. Auth. Series 2016 AII, 5% 11/1/33	140,000	151,121
Wheeling Combined Wtrwks. and Sewerage Sys. Series 2021 A:
4% 6/1/31	90,000	97,892
4% 6/1/32	55,000	58,915
4% 6/1/33	115,000	121,585
4% 6/1/35	135,000	139,555
4% 6/1/41	125,000	120,521
4% 6/1/46	125,000	118,427
4% 6/1/51	90,000	85,270
TOTAL WEST VIRGINIA		13,424,585
Wisconsin - 0.9%
Blue Ridge Healthcare Pub. Fin. Auth.:
Series 2019, 6.75% 11/1/24 (f)	300,000	265,059
Series 2020 A, 4% 1/1/45	220,000	202,384
Mount Pleasant Tax Increment Rev. Series 2018 A:
5% 4/1/43	420,000	454,830
5% 4/1/48	2,890,000	3,044,581
Pub. Fin. Auth. Charter School Rev. Series 2020 A:
4% 7/1/30 (f)	55,000	51,741
5% 7/1/40 (f)	100,000	96,448
5% 7/1/55 (f)	205,000	187,748
Pub. Fin. Auth. Edl. Facilities:
Series 2016, 5.5% 1/1/47	250,000	252,015
Series 2018 A:
5.25% 10/1/43	1,195,000	1,201,893
5.25% 10/1/48	1,195,000	1,198,471
Series 2022 A:
5.25% 3/1/42	770,000	780,210
5.25% 3/1/47	5,650,000	5,686,683
Pub. Fin. Auth. Edl. Rev. Series 2019:
5% 6/15/39	40,000	40,651
5% 6/15/49	130,000	130,416
5% 6/15/53	85,000	84,951
Pub. Fin. Auth. Health Care Sys. Rev. Series 2022 A, 4% 10/1/52	2,030,000	1,852,420
Pub. Fin. Auth. Higher Edcuational Faclities Rev. (Gannon Univ. Proj.) Series 2017:
5% 5/1/42	135,000	137,619
5% 5/1/47	125,000	126,533
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
5% 6/1/34	420,000	449,091
5% 6/1/38	600,000	633,391
Series 2019 A:
4% 10/1/49	250,000	227,790
5% 10/1/44	2,100,000	2,174,125
Series 2021 A, 4% 2/1/51	180,000	154,431
Pub. Fin. Auth. Hotel Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) Series 2022 A:
5% 2/1/42	795,000	833,769
5% 2/1/52	1,545,000	1,600,906
5% 2/1/62	1,265,000	1,296,144
Pub. Fin. Auth. Hotel/Conference Ctr. Facilities Rev. Series 2021 A:
4% 9/1/36 (f)	400,000	353,849
4% 9/1/41 (f)	360,000	299,286
4% 9/1/51 (f)	670,000	508,338
4% 9/1/56 (f)	355,000	262,547
Pub. Fin. Auth. Ltd. Oblig.:
(American Dream @ Meadowlands Proj.) Series 2017 A, 6.25% 8/1/27 (f)	2,810,000	2,472,800
Series 2017, 5.625% 8/1/24 (f)	1,105,000	994,500
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (f)	1,705,000	1,521,754
Pub. Fin. Auth. Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2015:
4.95% 3/1/30 (f)	25,000	25,350
5.25% 3/1/35 (f)	25,000	25,316
Series 2017 A, 5.125% 6/15/47 (f)	370,000	355,181
Series 2017:
5% 7/1/37	115,000	115,654
5% 7/1/47	280,000	280,113
5% 7/1/52	605,000	602,799
Series 2019 A:
4% 6/15/29 (f)	130,000	123,740
5% 6/15/39 (f)	140,000	135,056
5% 6/15/49 (f)	245,000	226,303
Series 2022, 5% 1/1/42 (f)	500,000	467,722
Pub. Fin. Auth. Retirement Cmntys. Rev. Series 2020 A, 5% 11/15/41	635,000	672,163
Pub. Fin. Auth. Rev.:
(Irving Convention Ctr. Hotel) Series 2017 A2, 7% 1/1/50 (f)	300,000	322,420
Series 2016 A, 5% 1/1/24 (d)	520,000	531,665
Series 2016 B, 5% 12/1/25 (d)	1,270,000	1,333,504
Series 2016 C, 4.3% 11/1/30 (d)	705,000	716,195
Series 2016 D, 4.05% 11/1/30	350,000	352,594
Pub. Fin. Auth. Spl. Facilities Rev.:
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (d)	500,000	390,212
Series 2021, 4.25% 7/1/54 (d)	1,930,000	1,415,404
Pub. Fin. Auth. Sr. Living Rev.:
(Fellowship Sr. Living Proj.) Series 2019 A, 4% 1/1/52	300,000	257,786
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (f)	130,000	130,544
5% 5/15/28 (f)	190,000	188,315
5.25% 5/15/37 (f)	350,000	338,827
5.25% 5/15/42 (f)	485,000	458,223
5.25% 5/15/47 (f)	850,000	787,902
5.25% 5/15/52 (f)	965,000	882,527
(Rose Villa Proj.) Series 2014 A:
5.125% 11/15/29 (f)	100,000	100,416
5.5% 11/15/34 (f)	95,000	96,031
5.75% 11/15/44 (f)	80,000	80,881
6% 11/15/49 (f)	155,000	157,342
Pub. Fin. Auth. Student Hsg.:
(Beyond Boone, LLC - Appalachian State Univ. Proj.) Series 2020 A:
4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	170,000	162,175
4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	145,000	136,105
4% 7/1/55 (Assured Guaranty Muni. Corp. Insured)	165,000	153,499
(CHF - Wilmington, L.L.C. - Univ. of North Carolina at Wilmington Proj.) Series 2018:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,280,000	1,324,846
5% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	760,000	783,055
5% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,097,307
(NC A&T Real Estate Estate Foundation, LLC Proj.) Series 2019 A, 5% 6/1/49	250,000	242,695
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61 (f)	355,000	296,311
Series 2021, 4% 7/1/61 (f)	1,505,000	1,268,399
Series 2018, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	110,670
Series 2019 A:
5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	80,000	84,862
5% 7/1/54 (Assured Guaranty Muni. Corp. Insured)	100,000	105,345
5% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	115,000	121,147
Series 2019, 5% 5/1/55 (f)	1,150,000	1,092,500
Series 2021 A1, 4% 7/1/51 (f)	575,000	502,737
Series 2021 A2, 5.35% 7/1/40 (f)	300,000	258,587
Pub. Fin. Auth. Wisconsin Arpt. Facilities Rev. Series 2012 B:
5% 7/1/42 (d)	635,000	638,475
5.25% 7/1/28 (d)	265,000	265,394
Pub. Fin. Auth. Wisconsin Retirement Facility Rev.:
Series 2018:
5% 10/1/43 (f)	1,425,000	1,319,913
5% 10/1/48 (f)	750,000	677,246
5% 10/1/53 (f)	1,435,000	1,276,117
Series 2021 A:
4% 10/1/46	65,000	56,284
4% 10/1/51	195,000	163,695
Series 2021 C, 4% 10/1/41	50,000	44,978
Series 2021, 4% 12/1/56	250,000	215,658
Roseman Univ. of Health:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (f)	150,000	148,734
5% 9/1/38 (f)	290,000	277,079
(Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 9/30/51 (d)	550,000	445,739
(Roseman Univ. of Health Sciences Proj.):
Series 2015, 5.875% 4/1/45	300,000	308,974
Series 2020, 5% 4/1/40 (f)	425,000	427,914
(Searstone CCRC Proj.):
Series 2017 A:
5.513% 6/1/37 (b)	1,150,000	1,221,041
5.613% 6/1/47 (b)	1,585,000	1,684,078
5.688% 6/1/52 (b)	555,000	589,999
Series 2021 B2, 2.25% 6/1/27 (f)	310,000	281,715
Series 2023 A, 5% 6/1/52 (g)	1,140,000	890,325
(Ultimate Med. Academy Proj.) Series 2019 A, 5% 10/1/39 (f)	500,000	499,979
(Wonderful Foundations Charter School Portfolio Projs.) Series 2020 B, 0% 1/1/60 (f)	300,000	19,838
Series 2020:
5% 1/1/40	250,000	259,125
5% 1/1/45	725,000	744,245
5% 4/1/50 (f)	295,000	290,216
Series 2021 A, 4.5% 6/1/56 (f)	8,170,000	6,048,099
Series 2021 B, 6.5% 6/1/56 (f)	1,870,000	1,484,474
Series 2021 C, 2.75% 6/1/26 (f)	250,000	239,254
Series 2022:
4% 4/1/32 (f)	520,000	496,805
4% 1/1/47	100,000	88,944
4% 1/1/52	105,000	91,651
Series 2023 A, 5% 6/1/37 (g)	510,000	451,723
Wisconsin Ctr. District Tax Rev.:
Series 2013 A:
5% 12/15/31 (Pre-Refunded to 12/15/22 @ 100)	500,000	503,775
5% 12/15/32 (Pre-Refunded to 12/15/22 @ 100)	250,000	251,888
Series 2020 C:
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	100,000	71,224
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	140,000	94,973
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	135,000	86,992
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	125,000	76,471
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	160,000	93,000
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	155,000	85,475
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	155,000	81,028
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	160,000	78,987
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	150,000	69,907
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	35,000	15,371
Series 2020 D:
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	135,000	93,449
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	210,000	138,352
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	200,000	125,339
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	300,000	178,978
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	310,000	175,804
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	505,000	272,018
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	545,000	277,768
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	595,000	286,839
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	255,000	116,070
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	80,000	84,396
Series 2021 A:
5% 5/1/33	35,000	38,876
5% 5/1/36	4,785,000	5,251,749
Series 2021 B:
5% 5/1/31	500,000	569,083
5% 5/1/32	500,000	567,617
Series 2022 A, 5% 5/1/34	255,000	292,245
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	605,000	637,807
(Saint John's Cmntys., Inc. Proj.) Series 2018 A:
5% 9/15/40 (Pre-Refunded to 9/15/23 @ 100)	235,000	240,775
5% 9/15/45 (Pre-Refunded to 9/15/23 @ 100)	315,000	322,741
5% 9/15/50 (Pre-Refunded to 9/15/23 @ 100)	1,615,000	1,654,687
Series 2014:
4% 5/1/33	505,000	497,767
5% 5/1/25	45,000	46,475
Series 2015 B, 5% 9/15/37	90,000	90,083
Series 2015, 5% 12/15/44	435,000	442,424
Series 2016 A:
5% 2/15/28	290,000	306,366
5% 2/15/29	375,000	395,486
5% 2/15/30	415,000	436,050
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	705,000	781,506
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	70,000	77,596
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	120,000	133,022
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	60,000	66,511
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	210,000	232,789
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	230,000	254,959
Series 2017 C, 5% 2/15/47	170,000	173,855
Series 2017:
5% 6/1/37	155,000	153,077
5% 6/1/41	235,000	228,572
Series 2018, 5% 4/1/34	1,545,000	1,667,266
Series 2019 A:
2.25% 11/1/26	90,000	87,788
5% 11/1/25	15,000	15,139
5% 11/1/26	250,000	252,508
5% 11/1/29	10,000	9,981
5% 12/1/30	40,000	43,832
5% 12/1/31	20,000	21,738
5% 12/1/32	20,000	21,513
5% 12/1/33	20,000	21,416
5% 12/1/34	20,000	21,274
5% 12/1/35	30,000	31,745
5% 11/1/39	405,000	381,801
5% 7/1/44	125,000	127,715
5% 11/1/46	1,030,000	926,001
5% 7/1/49	530,000	540,081
5% 11/1/54	1,745,000	1,526,460
Series 2019 B, 5% 7/1/38	105,000	108,044
Series 2019 B1, 2.825% 11/1/28	335,000	305,413
Series 2019 B2, 2.55% 11/1/27	210,000	202,767
Series 2019:
5% 10/1/24	15,000	15,709
5% 10/1/26	35,000	38,123
5% 10/1/30	285,000	320,981
5% 10/1/32	600,000	669,432
Series 2020 A:
4% 2/15/36 (Assured Guaranty Muni. Corp. Insured)	255,000	250,281
4% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	230,000	225,327
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2012:
5% 10/1/24	80,000	80,175
5% 6/1/27	325,000	325,722
5% 6/1/39	65,000	65,112
Series 2021:
4% 1/1/37	145,000	130,282
4% 1/1/47	260,000	213,148
4% 1/1/57	405,000	315,269
Series 2022:
4% 9/15/36 (g)	105,000	97,014
4% 9/15/41 (g)	105,000	94,001
4% 9/15/45 (g)	90,000	77,560
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2018 D, 4% 3/1/47	695,000	700,774
Series 2021 A, 3% 3/1/52	60,000	58,572
Series 2021 C, 3% 9/1/52	1,145,000	1,115,144
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	205,000	196,074
0.81%, tender 5/1/25 (b)	685,000	641,113
TOTAL WISCONSIN		99,628,027
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/35	45,000	44,671
4% 5/1/37	40,000	39,221
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2018 3, 4% 6/1/43	245,000	246,985
Series 2019 1, 4% 12/1/48	245,000	247,130
Series 2019 3, 3.75% 12/1/49	165,000	165,348
Series 2022 1, 3.5% 6/1/52	1,120,000	1,110,493
TOTAL WYOMING		1,853,848
TOTAL MUNICIPAL BONDS (Cost $7,049,789,192)		6,826,750,936

Municipal Notes - 1.2%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.14% 9/1/22, VRDN (b)	7,240,000	7,240,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.27% 9/1/22, VRDN (b)(d)	200,000	200,000
TOTAL ALABAMA		7,440,000
Alaska - 0.0%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 1% 9/1/22, VRDN (b)	300,000	300,000
Arizona - 0.0%
Arizona Health Facilities Auth. Rev. Series 2015 C, 1.03% 9/1/22, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 0.98% 9/1/22 (Liquidity Facility Northern Trust Co.), VRDN (b)	200,000	200,000
TOTAL ARIZONA		2,400,000
California - 0.0%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A, 0.85% 9/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	500,000	500,000
Colorado - 0.0%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 1.48% 9/7/22, VRDN (b)	400,000	400,000
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A1, 0.82% 9/1/22, VRDN (b)	300,000	300,000
Delaware - 0.0%
Univ. of Delaware Rev. Series 2005, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,745,000	2,745,000
Florida - 0.0%
Hillsborough County Indl. Dev. Auth. Series 2020 C, 1.48% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	1,390,000	1,390,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 1.48% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	2,260,000	2,260,000
TOTAL FLORIDA		3,650,000
Georgia - 0.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.28% 9/1/22, VRDN (b)	1,300,000	1,300,000
Series 2008, 1.39% 9/1/22, VRDN (b)	1,600,000	1,600,000
Series 2012, 1.3% 9/1/22, VRDN (b)(d)	7,450,000	7,450,000
Series 2018, 1.4% 9/1/22, VRDN (b)	3,200,000	3,200,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.3% 9/1/22, VRDN (b)(d)	4,000,000	4,000,000
TOTAL GEORGIA		17,550,000
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 C, 1.15% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,400,000	2,400,000
Illinois - 0.0%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series 2015 XF 10 09, 1.71% 9/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Barclays Bank PLC, (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	900,000	900,000
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. Series 2002, 1.74% 9/7/22, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,100,000	2,100,000
TOTAL ILLINOIS		3,000,000
Indiana - 0.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 1.66% 9/7/22, LOC Barclays Bank PLC, VRDN (b)	2,000,000	2,000,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 1.48% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	2,545,000	2,545,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 1.23% 9/1/22, VRDN (b)(d)	300,000	300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 1.43% 9/1/22, VRDN (b)(d)	300,000	300,000
TOTAL KENTUCKY		3,145,000
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 D, 1.02% 9/1/22, LOC TD Banknorth, NA, VRDN (b)	2,605,000	2,605,000
Michigan - 0.0%
Michigan Bldg. Auth. Rev. Series 2020 III, 1.74% 10/2/23, VRDN (b)	100,000	100,000
Minnesota - 0.0%
Hennepin County Gen. Oblig. Series 2018 B, 1.67% 9/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,000,000	2,000,000
Mississippi - 0.2%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 B, 1% 1/3/23, VRDN (b)	100,000	100,000
Series 2007 C, 1% 9/1/22, VRDN (b)	500,000	500,000
Series 2010 L, 1% 9/1/22, VRDN (b)	100,000	100,000
Series 2011 A, 1% 9/1/22, VRDN (b)	1,960,000	1,960,000
Series 2011 D, 1% 9/1/22, VRDN (b)	2,660,000	2,660,000
(Chevron U.S.A., Inc. Proj.) Series 2009 B, 1% 9/1/22, VRDN (b)	1,260,000	1,260,000
Series 2010 G, 1% 9/1/22, VRDN (b)	1,090,000	1,090,000
Series 2010 K. 1% 9/1/22, VRDN (b)	1,975,000	1,975,000
Series 2011 B, 1% 9/1/22, VRDN (b)	150,000	150,000
Series 2011 G, 1% 9/1/22, VRDN (b)	3,595,000	3,595,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.33% 9/1/22, VRDN (b)(d)	1,900,000	1,900,000
TOTAL MISSISSIPPI		15,290,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2008 C, 1.63% 9/7/22, VRDN (b)	1,445,000	1,445,000
Missouri Health & Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B2, 1.07% 9/1/22, LOC Wells Fargo Bank NA, VRDN (b)	465,000	465,000
Participating VRDN Series Floaters 14, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(k)(l)	1,750,000	1,750,000
TOTAL MISSOURI		3,660,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C2, 1.65% 9/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)(d)	200,000	200,000
Clark County Fuel Tax Series 2008 A, 1.55% 9/7/22 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (b)(d)	500,000	500,000
TOTAL NEVADA		700,000
New Jersey - 0.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Hosp. Cap. Asset Fing. Prog.) Series 1985 B, 1.67%, LOC TD Banknorth, NA, VRDN (b)	2,195,000	2,195,000
New York - 0.2%
New York City Gen. Oblig.:
Series 2006 I4, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,710,000	3,710,000
Series 2012 2, 1.69% 9/8/22, VRDN (b)	250,000	250,000
Series 2014 D4, 1.03% 9/1/22, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Series 2018 E, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	300,000	300,000
Series 2019 D, 1.08% 9/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,600,000	4,600,000
Series 2021 3, 1.7% 9/8/22, VRDN (b)	750,000	750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 BB, 1.03% 9/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
Series 2011 DD-1, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,270,000	2,270,000
Series 2014 AA, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,990,000	2,990,000
New York City Transitional Fin. Auth. Rev. Series 2003 A4, 1.03% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,140,000	2,140,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	4,000,000	4,000,000
Series 2012 G2, 1.65% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	2,545,000	2,545,000
TOTAL NEW YORK		25,755,000
Non-State Specific - 0.0%
Fed. Home Ln. Mtg. Corp. Series 2018 M46, 2.625% 9/7/22 (Liquidity Facility Freddie Mac), VRDN (b)(f)	3,670,000	3,222,272
North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. (Carolinas Healthcare Sys.) Series 2007 C, 1.03% 9/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,700,000	1,700,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 1.65% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	2,050,000	2,050,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 1% 9/1/22, VRDN (b)	625,000	625,000
TOTAL NORTH CAROLINA		4,375,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Series 2018 B, 1.02% 9/1/22, LOC TD Banknorth, NA, VRDN (b)	1,035,000	1,035,000
Pennsylvania - 0.1%
Pennsylvania Tpk. Commission Tpk. Rev. Series 2020, 1.65% 9/7/22, LOC The Toronto-Dominion Bank, VRDN (b)	5,245,000	5,245,000
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 1.15% 9/1/22, VRDN (b)	655,000	655,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 1.15% 9/1/22, VRDN (b)	1,350,000	1,350,000
Series A1, 1.15% 9/1/22, VRDN (b)	5,310,000	5,310,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.):
Series 2001 A, 1.01% 9/1/22, VRDN (b)	400,000	400,000
Series 2001 B, 1.06% 9/1/22, VRDN (b)(d)	1,155,000	1,155,000
Series 2001 B2, 1.06% 9/1/22, VRDN (b)(d)	1,180,000	1,180,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 1.04% 9/1/22, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
TOTAL TEXAS		11,250,000
Utah - 0.1%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 1.02% 9/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,000,000	1,000,000
Series 2005 B, 1.02% 9/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	450,000	450,000
Utah County Hosp. Rev. Series 2018 C, 1% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,000,000	5,000,000
TOTAL UTAH		6,450,000
Virginia - 0.1%
Lynchburg Econ. Dev. Series 2017 B, 1.08% 9/1/22, LOC Truist Bank, VRDN (b)	4,100,000	4,100,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Univ. of Richmond Proj.) Series 2006, 1.08% 9/1/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	110,000	110,000
TOTAL VIRGINIA		4,210,000
Washington - 0.0%
King County Gen. Oblig. Series 2019, 1.05% 9/1/22, VRDN (b)	200,000	200,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Series 2018 A, 1.08% 9/1/22, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
TOTAL MUNICIPAL NOTES (Cost $135,750,397)		135,622,272

Municipal Bond Funds - 32.7%
	Shares	Value ($)
BlackRock National Municipal Fund Investor A Shares	57,662,200	581,811,599
DWS Managed Municipal Bond Fund - Class S	23,469,224	189,866,023
DWS Strategic High Yield Tax-Free Fund Class S	5,083,957	53,940,783
Fidelity Advisor Municipal Income Fund Class Z (m)	598,527	7,176,340
Franklin Federal Tax-Free Income Fund - Class R6	44,031,238	472,895,491
iShares S&P National Municipal Bond ETF	580,399	61,371,390
MainStay MacKay High Yield Municipal Bond Fund Class A	12,877,128	150,533,623
MainStay MacKay Tax Free Bond Fund Class A	40,162,098	374,712,375
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 2.17% (b)(n)	600,000	600,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 2.17% (b)(f)(n)	900,000	900,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 2.17% (b)(f)(n)	1,500,000	1,500,000
T. Rowe Price Summit Municipal Income Fund Investor Class	36,768	408,125
T. Rowe Price Tax-Free High Yield Fund	11,634,094	128,905,761
T. Rowe Price Tax-Free Income Fund - I Class	244	2,265
Vanguard High-Yield Tax-Exempt Fund Admiral Shares	213	2,231
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	77,558,690	825,999,966
Wells Fargo Municipal Bond Fund - Class Admin	73,360,194	710,126,679
TOTAL MUNICIPAL BOND FUNDS (Cost $3,757,980,334)		3,560,752,651

Money Market Funds - 3.4%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Class I 2.03% (m)(o)	12,884	12,884
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07% (m)(o)	279,304,595	279,304,595
Fidelity Municipal Cash Central Fund 1.45% (p)(q)	37,530,374	37,537,881
Fidelity SAI Municipal Money Market Fund 1.55% (m)(o)	2,508	2,509
Invesco Government & Agency Portfolio Institutional Class 2.22% (o)	50,306,451	50,306,451
TOTAL MONEY MARKET FUNDS (Cost $367,164,320)		367,164,320

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $11,310,684,243)	10,890,290,179
NET OTHER ASSETS (LIABILITIES) - 0.3% (r)	35,424,123
NET ASSETS - 100.0%	10,925,714,302

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	590	Dec 2022	68,974,688	291,877	291,877
CBOT Long Term U.S. Treasury Bond Contracts (United States)	235	Dec 2022	31,923,281	139,457	139,457

TOTAL FUTURES CONTRACTS					431,334
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $365,225,378 or 3.3% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Provides evidence of ownership in one or more underlying municipal bonds.
(l)	Coupon rates are determined by re-marketing agents based on current market conditions.
(m)	Affiliated Fund
(n)	Non-income producing
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Includes $1,955,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.45%	-	85,606,881	48,069,000	69,368	-	-	37,537,881	2.3%
Total	-	85,606,881	48,069,000	69,368	-	-	37,537,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Municipal Income Fund Class Z	52,540,757	191,281	45,000,000	279,042	(1,345,553)	789,855	7,176,340
Fidelity Investments Money Market Government Portfolio Class I 2.03%	19,197,461	19,384,529	38,569,106	2,740	-	-	12,884
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07%	297,808,048	1,418,778,732	1,437,282,185	714,949	-	-	279,304,595
Fidelity SAI Municipal Income Fund	1,562,415,414	71	1,513,520,968	1,817,192	(148,009,284)	99,114,767	-
Fidelity SAI Municipal Money Market Fund 1.55%	2,502	7	-	7	-	-	2,509
Fidelity SAI Tax-Free Bond Fund	132,748,349	2,750,000	131,430,855	152,269	(10,484,956)	6,417,462	-
Fidelity Tax-Free Bond Fund	186,324,548	-	180,390,645	356,680	(9,650,202)	3,716,299	-
	2,251,037,079	1,441,104,620	3,346,193,759	3,322,879	(169,489,995)	110,038,383	286,496,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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